UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report | April 30, 2024
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2024
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	20.94%
S&P 500® Index	20.98%
Fund Category: Morningstar Large Blend[1]	19.86%
Performance Details	pages 5-6

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	21.39%
Russell 1000® Index[2]	21.17%
Schwab 1000 Index®	21.38%
Fund Category: Morningstar Large Blend[1]	19.86%
Performance Details	pages 7-8

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	19.68%
S&P 500® Index[3]	20.98%
Russell 2000® Index	19.66%
Fund Category: Morningstar Small Blend[1]	18.81%
Performance Details	pages 9-10

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	21.23%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Fund Category: Morningstar Large Blend[1]	19.86%
Performance Details	pages 11-12
Total Return for the 6 Months Ended April 30, 2024

Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	23.58%
S&P 500® Index[3]	20.98%
Russell 1000® Growth Index	23.56%
Fund Category: Morningstar Large Growth[1]	24.13%
Performance Details	pages 13-14

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	18.40%
S&P 500® Index[3]	20.98%
Russell 1000® Value Index	18.42%
Fund Category: Morningstar Large Value[1]	17.99%
Performance Details	pages 15-16

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	21.98%
S&P 500® Index[3]	20.98%
Russell Midcap® Index	22.00%
Fund Category: Morningstar Mid-Cap Blend[1]	20.84%
Performance Details	pages 17-18

Schwab International Index Fund[4] (Ticker Symbol: SWISX)	17.14%
MSCI EAFE® Index (Net)[5]	18.63%
Fund Category: Morningstar Foreign Large Blend[1]	16.61%
Performance Details	pages 19-20

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
4
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
5
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining
Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Joselle Duncan, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining Schwab in 2022, Ms. Duncan worked at BlackRock, Inc. for over 20 years as a vice president and portfolio manager focused on international ETFs.
Before that, she held several positions at BlackRock (formerly Barclays Global Investors) including portfolio manager for institutional and mutual funds, securities lending trader, and securities lending product specialist.

Jiwei Gu, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab International Index Fund. Ms. Gu joined the portfolio management team as an associate portfolio manager in 2018. Prior to joining Schwab, she spent four years at CoBank, most recently as an enterprise risk analyst performing bank-level loan portfolio credit risk analysis, data analytics, and risk management methodology research. Before that, Ms. Gu worked in commercial credit underwriting and capital markets supporting lending activities.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at
Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds

Fund Management (continued)

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in
2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	20.94%	22.62%	13.16%	12.35%
S&P 500® Index	20.98%	22.66%	13.19%	12.41%
Fund Category: Morningstar Large Blend [2]	19.86%	20.31%	11.78%	10.96%
Fund Expense Ratio[3]: 0.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	501
Weighted Average Market Cap (millions)	$780,890
Price/Earnings Ratio (P/E)	25.1
Price/Book Ratio (P/B)	4.2
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	21.39%	22.98%	12.69%	11.94%
Russell 1000® Index [2]	21.17%	22.82%	12.87%	12.14%
Schwab 1000 Index®	21.38%	23.00%	12.73%	12.05%
Fund Category: Morningstar Large Blend [3]	19.86%	20.31%	11.78%	10.96%
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Schwab 1000 Index® to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	994 [2]
Weighted Average Market Cap (millions)	$711,678
Price/Earnings Ratio (P/E)	24.6
Price/Book Ratio (P/B)	4.1
Portfolio Turnover Rate	1% [3,4]
Sector Weightings % of Investments5

Top Equity Holdings % of Net Assets7

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.

Excludes derivatives.

As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.

Not annualized.

Portfolio turnover rate excludes in-kind transactions.

The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	19.68%	13.38%	5.90%	7.28%
S&P 500® Index [2]	20.98%	22.66%	13.19%	12.41%
Russell 2000® Index	19.66%	13.32%	5.83%	7.22%
Fund Category: Morningstar Small Blend [3]	18.81%	13.98%	7.17%	7.28%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000® Index. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	1,943
Weighted Average Market Cap (millions)	$4,245
Price/Earnings Ratio (P/E)	15.5
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	5% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes in-kind transactions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	21.23%	22.42%	12.30%	11.70%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Fund Category: Morningstar Large Blend [2]	19.86%	20.31%	11.78%	10.96%
Fund Expense Ratio[3]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	3,354
Weighted Average Market Cap (millions)	$678,994
Price/Earnings Ratio (P/E)	24.1
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate	0% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Less than 0.5%.
3
Not annualized.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	23.58%	31.78%	16.42%	15.77%
S&P 500® Index [2]	20.98%	22.66%	13.19%	12.33%
Russell 1000® Growth Index	23.56%	31.80%	16.46%	15.81%
Fund Category: Morningstar Large Growth [3]	24.13%	29.19%	12.82%	N/A
Fund Expense Ratio[4]: 0.035%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Growth Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Growth Index. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	439
Weighted Average Market Cap (millions)	$1,183,307
Price/Earnings Ratio (P/E)	32.8
Price/Book Ratio (P/B)	10.9
Portfolio Turnover Rate	2% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	18.40%	13.38%	8.53%	7.71%
S&P 500® Index [2]	20.98%	22.66%	13.19%	12.33%
Russell 1000® Value Index	18.42%	13.42%	8.60%	7.78%
Fund Category: Morningstar Large Value [3]	17.99%	14.37%	9.20%	N/A
Fund Expense Ratio[4]: 0.035%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Value Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Value Index. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	836
Weighted Average Market Cap (millions)	$152,173
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	8% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	21.98%	16.32%	9.02%	8.69%
S&P 500® Index [2]	20.98%	22.66%	13.19%	12.33%
Russell Midcap® Index	22.00%	16.35%	9.06%	8.73%
Fund Category: Morningstar Mid-Cap Blend [3]	20.84%	16.38%	8.79%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell Midcap® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap® Index. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	798
Weighted Average Market Cap (millions)	$26,609
Price/Earnings Ratio (P/E)	20.3
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	17.14%	8.37%	6.05%	4.32%
MSCI EAFE® Index (Net) [3]	18.63%	9.28%	6.18%	4.38%
Fund Category: Morningstar Foreign Large Blend [4]	16.61%	8.18%	5.40%	4.18%
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	768
Weighted Average Market Cap (millions)	$98,696
Price/Earnings Ratio (P/E)	15.4
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	5% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Top Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Excludes derivatives.
2
Not annualized.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2023 and held through April 30, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/24	EXPENSES PAID DURING PERIOD 11/1/23-4/30/24 [2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$1,209.40	$0.11
Hypothetical 5% Return	0.02%	$1,000.00	$1,024.76	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,213.90	$0.28
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.61	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,196.80	$0.22
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.66	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,212.30	$0.17
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.71	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.035%	$1,000.00	$1,235.80	$0.19
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.69	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.035%	$1,000.00	$1,184.00	$0.19
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.69	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,219.80	$0.22
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.66	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$1,171.40	$0.32
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.57	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$65.03	$60.02	$71.21	$50.75	$47.17	$42.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.57	1.05	0.97	0.90	1.02	0.92
Net realized and unrealized gains (losses)	12.95	4.94	(11.23)	20.60	3.52	4.86
Total from investment operations	13.52	5.99	(10.26)	21.50	4.54	5.78
Less distributions:
Distributions from net investment income	(1.05)	(0.98)	(0.86)	(1.04)	(0.87)	(0.84)
Distributions from net realized gains	—	—	(0.07)	—	(0.09)	(0.18)
Total distributions	(1.05)	(0.98)	(0.93)	(1.04)	(0.96)	(1.02)
Net asset value at end of period	$77.50	$65.03	$60.02	$71.21	$50.75	$47.17
Total return	20.94%[2]	10.11%	(14.63%)	42.89%	9.69%	14.30%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%[3]	0.02%[4]	0.02%[4]	0.02%	0.02%	0.02%[5]
Net investment income (loss)	1.53%[3]	1.63%	1.49%	1.42%	2.11%	2.11%
Portfolio turnover rate	1%[2]	2%[6]	2%	3%	4%	3%
Net assets, end of period (x 1,000,000)	$88,328	$70,062	$61,068	$67,401	$44,184	$40,232

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended October 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.5%
Aptiv PLC *	578,442	41,069,382
BorgWarner, Inc.	481,064	15,764,467
Ford Motor Co.	8,128,638	98,762,952
General Motors Co.	2,404,579	107,075,903
Tesla, Inc. *	5,770,902	1,057,690,918
		1,320,363,622

Banks 3.4%
Bank of America Corp.	14,339,837	530,717,367
Citigroup, Inc.	3,963,741	243,096,236
Citizens Financial Group, Inc.	967,933	33,016,195
Comerica, Inc.	276,713	13,882,691
Fifth Third Bancorp	1,412,806	51,510,907
Huntington Bancshares, Inc.	3,021,803	40,703,686
JPMorgan Chase & Co.	6,021,337	1,154,531,156
KeyCorp	1,941,076	28,126,191
M&T Bank Corp.	346,304	50,002,836
PNC Financial Services Group, Inc.	828,449	126,968,094
Regions Financial Corp.	1,929,393	37,179,403
Truist Financial Corp.	2,774,705	104,190,173
U.S. Bancorp	3,247,050	131,927,641
Wells Fargo & Co.	7,495,644	444,641,602
		2,990,494,178

Capital Goods 5.9%
3M Co.	1,151,878	111,167,746
A O Smith Corp.	256,802	21,273,478
Allegion PLC	181,269	22,035,060
AMETEK, Inc.	480,170	83,866,492
Axon Enterprise, Inc. *	146,955	46,093,905
Boeing Co. *	1,194,736	200,524,490
Builders FirstSource, Inc. *	257,621	47,098,271
Carrier Global Corp.	1,742,831	107,166,678
Caterpillar, Inc.	1,060,313	354,748,920
Cummins, Inc.	283,609	80,116,706
Deere & Co.	542,348	212,280,431
Dover Corp.	292,103	52,374,068
Eaton Corp. PLC	831,654	264,682,202
Emerson Electric Co.	1,192,318	128,508,034
Fastenal Co.	1,192,234	81,000,378
Fortive Corp.	729,859	54,936,487
GE Vernova, Inc. *	566,248	87,037,980
Generac Holdings, Inc. *	126,707	17,227,084
General Dynamics Corp.	472,412	135,624,761
General Electric Co.	2,266,761	366,807,265
Honeywell International, Inc.	1,373,076	264,632,937
Howmet Aerospace, Inc.	818,026	54,603,236
Hubbell, Inc., Class B	112,176	41,563,452
Huntington Ingalls Industries, Inc.	83,068	23,004,021
IDEX Corp.	157,576	34,739,205
Illinois Tool Works, Inc.	566,945	138,396,944
Ingersoll Rand, Inc.	844,266	78,786,903
SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Controls International PLC	1,416,180	92,150,833
L3Harris Technologies, Inc.	395,083	84,567,516
Lockheed Martin Corp.	447,965	208,272,367
Masco Corp.	455,532	31,181,165
Nordson Corp.	113,801	29,382,280
Northrop Grumman Corp.	293,751	142,478,048
Otis Worldwide Corp.	843,960	76,969,152
PACCAR, Inc.	1,091,144	115,781,290
Parker-Hannifin Corp.	267,709	145,877,311
Pentair PLC	345,726	27,343,469
Quanta Services, Inc.	303,284	78,417,111
Rockwell Automation, Inc.	238,525	64,630,734
RTX Corp.	2,763,490	280,549,505
Snap-on, Inc.	109,117	29,238,991
Stanley Black & Decker, Inc.	316,962	28,970,327
Textron, Inc.	408,293	34,537,505
Trane Technologies PLC	474,170	150,473,108
TransDigm Group, Inc.	115,689	144,383,343
United Rentals, Inc.	140,004	93,521,272
Westinghouse Air Brake Technologies Corp.	373,009	60,084,290
WW Grainger, Inc.	92,121	84,875,683
Xylem, Inc.	503,334	65,785,754
		5,179,768,188

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	855,631	206,968,582
Broadridge Financial Solutions, Inc.	244,624	47,312,728
Cintas Corp.	179,605	118,241,156
Copart, Inc. *	1,817,593	98,713,476
Dayforce, Inc. *	321,655	19,739,967
Equifax, Inc.	256,702	56,523,213
Jacobs Solutions, Inc.	260,773	37,428,749
Leidos Holdings, Inc.	284,672	39,916,708
Paychex, Inc.	666,722	79,213,241
Paycom Software, Inc.	99,546	18,712,657
Republic Services, Inc., Class A	424,990	81,470,583
Robert Half, Inc.	213,943	14,792,019
Rollins, Inc.	580,133	25,850,726
Veralto Corp.	458,548	42,956,777
Verisk Analytics, Inc., Class A	302,426	65,916,771
Waste Management, Inc.	764,396	159,009,656
		1,112,767,009

Consumer Discretionary Distribution & Retail 5.9%
Amazon.com, Inc. *	19,038,484	3,331,734,700
AutoZone, Inc. *	35,984	106,383,098
Bath & Body Works, Inc.	473,761	21,518,225
Best Buy Co., Inc.	396,384	29,189,718
CarMax, Inc. *	326,342	22,181,466
eBay, Inc.	1,084,249	55,882,193
Etsy, Inc. *	252,141	17,314,522
Genuine Parts Co.	291,574	45,838,348
Home Depot, Inc.	2,072,913	692,808,983
LKQ Corp.	560,605	24,178,894
Lowe's Cos., Inc.	1,197,834	273,094,174
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	122,828	124,456,699
Pool Corp.	80,766	29,280,098
Ross Stores, Inc.	700,124	90,701,064
TJX Cos., Inc.	2,373,698	223,341,245
Tractor Supply Co.	224,703	61,361,895
Ulta Beauty, Inc. *	100,797	40,806,657
		5,190,071,979

Consumer Durables & Apparel 0.8%
Deckers Outdoor Corp. *	53,661	43,919,919
DR Horton, Inc.	622,557	88,708,147
Garmin Ltd.	319,719	46,189,804
Hasbro, Inc.	272,899	16,728,709
Lennar Corp., Class A	515,105	78,100,220
Lululemon Athletica, Inc. *	239,684	86,430,050
Mohawk Industries, Inc. *	109,536	12,631,691
NIKE, Inc., Class B	2,535,213	233,898,751
NVR, Inc. *	6,661	49,550,180
PulteGroup, Inc.	442,087	49,257,334
Ralph Lauren Corp., Class A	81,347	13,311,623
Tapestry, Inc.	477,939	19,079,325
		737,805,753

Consumer Services 2.1%
Airbnb, Inc., Class A *	907,236	143,860,413
Booking Holdings, Inc.	72,668	250,852,116
Caesars Entertainment, Inc. *	449,445	16,099,120
Carnival Corp. *	2,109,802	31,267,266
Chipotle Mexican Grill, Inc., Class A *	57,060	180,286,776
Darden Restaurants, Inc.	248,070	38,056,419
Domino's Pizza, Inc.	72,354	38,294,802
Expedia Group, Inc. *	272,055	36,626,765
Hilton Worldwide Holdings, Inc.	525,615	103,693,327
Las Vegas Sands Corp.	770,909	34,197,523
Marriott International, Inc., Class A	513,418	121,233,392
McDonald's Corp.	1,510,729	412,489,446
MGM Resorts International *	565,600	22,307,264
Norwegian Cruise Line Holdings Ltd. *	890,311	16,844,684
Royal Caribbean Cruises Ltd. *	492,469	68,763,446
Starbucks Corp.	2,358,382	208,693,223
Wynn Resorts Ltd.	199,405	18,275,468
Yum! Brands, Inc.	585,112	82,647,070
		1,824,488,520

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	924,188	668,095,505
Dollar General Corp.	456,691	63,566,820
Dollar Tree, Inc. *	431,920	51,074,540
Kroger Co.	1,375,020	76,148,608
Sysco Corp.	1,038,788	77,202,724
Target Corp.	960,424	154,609,055
Walgreens Boots Alliance, Inc.	1,480,246	26,244,762
Walmart, Inc.	8,915,660	529,144,421
		1,646,086,435

Energy 4.1%
APA Corp.	758,909	23,860,099
Baker Hughes Co., Class A	2,083,951	67,978,482
Chevron Corp.	3,612,480	582,584,650
ConocoPhillips	2,453,729	308,237,437
Coterra Energy, Inc.	1,571,161	42,986,965
Devon Energy Corp.	1,336,908	68,422,951
Diamondback Energy, Inc.	372,001	74,820,561
SECURITY	NUMBER OF SHARES	VALUE ($)
EOG Resources, Inc.	1,214,574	160,481,663
EQT Corp.	856,487	34,336,564
Exxon Mobil Corp.	8,270,724	978,178,528
Halliburton Co.	1,858,282	69,629,827
Hess Corp.	572,613	90,180,821
Kinder Morgan, Inc.	4,025,576	73,587,529
Marathon Oil Corp.	1,218,121	32,706,549
Marathon Petroleum Corp.	767,557	139,480,458
Occidental Petroleum Corp.	1,373,132	90,818,950
ONEOK, Inc.	1,214,315	96,076,603
Phillips 66	894,539	128,106,930
Pioneer Natural Resources Co.	486,168	130,934,766
Schlumberger NV	2,971,236	141,074,285
Targa Resources Corp.	462,771	52,783,660
Valero Energy Corp.	709,637	113,449,667
Williams Cos., Inc.	2,528,675	96,999,973
		3,597,717,918

Equity Real Estate Investment Trusts (REITs) 2.0%
Alexandria Real Estate Equities, Inc.	326,825	37,869,213
American Tower Corp.	971,855	166,731,444
AvalonBay Communities, Inc.	295,035	55,929,785
Boston Properties, Inc.	299,879	18,559,511
Camden Property Trust	221,733	22,102,345
Crown Castle, Inc.	902,608	84,646,578
Digital Realty Trust, Inc.	629,818	87,406,142
Equinix, Inc.	195,577	139,076,760
Equity Residential	715,962	46,107,953
Essex Property Trust, Inc.	133,868	32,964,995
Extra Space Storage, Inc.	440,385	59,134,898
Federal Realty Investment Trust	153,262	15,965,302
Healthpeak Properties, Inc.	1,471,642	27,387,258
Host Hotels & Resorts, Inc.	1,473,903	27,812,550
Invitation Homes, Inc.	1,192,839	40,795,094
Iron Mountain, Inc.	609,186	47,224,099
Kimco Realty Corp.	1,400,460	26,090,570
Mid-America Apartment Communities, Inc.	242,580	31,535,400
Prologis, Inc.	1,924,767	196,422,472
Public Storage	329,420	85,468,019
Realty Income Corp.	1,735,056	92,894,898
Regency Centers Corp.	342,544	20,285,456
SBA Communications Corp., Class A	224,443	41,773,331
Simon Property Group, Inc.	680,098	95,574,172
UDR, Inc.	636,851	24,251,286
Ventas, Inc.	835,593	37,000,058
VICI Properties, Inc., Class A	2,156,811	61,576,954
Welltower, Inc.	1,151,356	109,701,200
Weyerhaeuser Co.	1,519,372	45,839,453
		1,778,127,196

Financial Services 7.6%
American Express Co.	1,191,054	278,742,368
Ameriprise Financial, Inc.	209,112	86,110,230
Bank of New York Mellon Corp.	1,584,286	89,496,316
Berkshire Hathaway, Inc., Class B *	3,789,500	1,503,408,335
BlackRock, Inc.	291,248	219,787,391
Blackstone, Inc.	1,499,114	174,811,684
Capital One Financial Corp.	791,486	113,522,837
Cboe Global Markets, Inc.	219,175	39,703,551
Charles Schwab Corp. (a)	3,081,146	227,850,747
CME Group, Inc.	749,780	157,183,879
Corpay, Inc. *	150,518	45,477,508
Discover Financial Services	522,361	66,198,809
FactSet Research Systems, Inc.	79,674	33,215,294
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	1,234,436	83,842,893
Fiserv, Inc. *	1,250,575	190,925,285
Franklin Resources, Inc.	630,207	14,393,928
Global Payments, Inc.	542,070	66,549,934
Goldman Sachs Group, Inc.	679,220	289,829,966
Intercontinental Exchange, Inc.	1,190,909	153,341,443
Invesco Ltd.	944,757	13,387,207
Jack Henry & Associates, Inc.	151,198	24,598,403
MarketAxess Holdings, Inc.	79,357	15,878,542
Mastercard, Inc., Class A	1,718,357	775,322,678
Moody's Corp.	328,357	121,600,448
Morgan Stanley	2,609,287	237,027,631
MSCI, Inc., Class A	164,472	76,609,413
Nasdaq, Inc.	789,677	47,262,168
Northern Trust Corp.	427,646	35,233,754
PayPal Holdings, Inc. *	2,232,702	151,645,120
Raymond James Financial, Inc.	393,236	47,974,792
S&P Global, Inc.	669,198	278,272,604
State Street Corp.	626,600	45,422,234
Synchrony Financial	851,262	37,438,503
T Rowe Price Group, Inc.	464,737	50,921,233
Visa, Inc., Class A	3,294,106	884,829,813
		6,677,816,941

Food, Beverage & Tobacco 2.8%
Altria Group, Inc.	3,678,302	161,146,411
Archer-Daniels-Midland Co.	1,113,676	65,328,234
Brown-Forman Corp., Class B	380,530	18,208,361
Bunge Global SA	302,624	30,795,018
Campbell Soup Co.	414,954	18,967,547
Coca-Cola Co.	8,104,252	500,599,646
Conagra Brands, Inc.	992,812	30,558,753
Constellation Brands, Inc., Class A	335,900	85,137,214
General Mills, Inc.	1,185,303	83,516,449
Hershey Co.	311,925	60,488,496
Hormel Foods Corp.	603,515	21,460,993
J M Smucker Co.	220,780	25,356,583
Kellanova	546,595	31,625,987
Keurig Dr Pepper, Inc.	2,171,204	73,169,575
Kraft Heinz Co.	1,660,241	64,101,905
Lamb Weston Holdings, Inc.	300,649	25,056,088
McCormick & Co., Inc. - Non Voting Shares	523,305	39,802,578
Molson Coors Beverage Co., Class B	382,981	21,929,492
Mondelez International, Inc., Class A	2,805,424	201,822,203
Monster Beverage Corp. *	1,537,043	82,154,948
PepsiCo, Inc.	2,862,635	503,566,123
Philip Morris International, Inc.	3,233,428	306,981,654
Tyson Foods, Inc., Class A	598,329	36,288,654
		2,488,062,912

Health Care Equipment & Services 5.1%
Abbott Laboratories	3,615,831	383,169,611
Align Technology, Inc. *	148,716	41,994,424
Baxter International, Inc.	1,061,947	42,870,800
Becton Dickinson & Co.	601,061	141,008,911
Boston Scientific Corp. *	3,051,239	219,292,547
Cardinal Health, Inc.	508,184	52,363,279
Cencora, Inc.	345,510	82,594,165
Centene Corp. *	1,111,167	81,181,861
Cigna Group	609,222	217,516,623
Cooper Cos., Inc.	411,907	36,684,437
CVS Health Corp.	2,623,159	177,614,096
DaVita, Inc. *	111,461	15,494,194
Dexcom, Inc. *	802,812	102,270,221
SECURITY	NUMBER OF SHARES	VALUE ($)
Edwards Lifesciences Corp. *	1,264,780	107,088,923
Elevance Health, Inc.	489,368	258,670,137
GE HealthCare Technologies, Inc.	882,080	67,249,779
HCA Healthcare, Inc.	412,165	127,696,960
Henry Schein, Inc. *	268,999	18,636,251
Hologic, Inc. *	487,076	36,905,749
Humana, Inc.	254,043	76,743,850
IDEXX Laboratories, Inc. *	172,738	85,118,377
Insulet Corp. *	145,086	24,946,087
Intuitive Surgical, Inc. *	733,818	271,967,627
Laboratory Corp. of America Holdings	176,907	35,623,763
McKesson Corp.	273,952	147,169,754
Medtronic PLC	2,769,378	222,214,891
Molina Healthcare, Inc. *	120,231	41,131,025
Quest Diagnostics, Inc.	230,842	31,897,748
ResMed, Inc.	306,665	65,623,243
Solventum Corp. *	285,527	18,562,110
STERIS PLC	206,584	42,258,823
Stryker Corp.	704,282	236,990,893
Teleflex, Inc.	98,011	20,459,796
UnitedHealth Group, Inc.	1,926,416	931,807,419
Universal Health Services, Inc., Class B	128,121	21,835,662
Zimmer Biomet Holdings, Inc.	436,479	52,499,694
		4,537,153,730

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	512,701	55,315,311
Clorox Co.	258,493	38,223,360
Colgate-Palmolive Co.	1,713,803	157,532,772
Estee Lauder Cos., Inc., Class A	484,061	71,016,589
Kenvue, Inc.	3,580,163	67,378,668
Kimberly-Clark Corp.	701,654	95,796,821
Procter & Gamble Co.	4,900,828	799,815,129
		1,285,078,650

Insurance 2.1%
Aflac, Inc.	1,096,129	91,691,191
Allstate Corp.	545,798	92,818,408
American International Group, Inc.	1,462,196	110,117,981
Aon PLC, Class A	416,710	117,516,387
Arch Capital Group Ltd. *	770,779	72,098,668
Arthur J Gallagher & Co.	452,263	106,141,604
Assurant, Inc.	107,901	18,817,934
Brown & Brown, Inc.	491,965	40,114,826
Chubb Ltd.	844,158	209,891,445
Cincinnati Financial Corp.	327,038	37,835,026
Everest Group Ltd.	90,268	33,075,098
Globe Life, Inc.	178,266	13,578,521
Hartford Financial Services Group, Inc.	622,930	60,355,688
Loews Corp.	378,555	28,448,408
Marsh & McLennan Cos., Inc.	1,024,825	204,380,850
MetLife, Inc.	1,278,243	90,857,512
Principal Financial Group, Inc.	458,099	36,253,955
Progressive Corp.	1,219,052	253,867,579
Prudential Financial, Inc.	752,236	83,107,033
Travelers Cos., Inc.	475,009	100,777,909
W R Berkley Corp.	420,906	32,397,135
Willis Towers Watson PLC	213,126	53,524,464
		1,887,667,622

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 2.3%
Air Products & Chemicals, Inc.	463,684	109,587,077
Albemarle Corp.	245,160	29,495,200
Amcor PLC	3,021,465	27,011,897
Avery Dennison Corp.	167,685	36,434,597
Ball Corp.	654,912	45,562,228
Celanese Corp., Class A	208,888	32,087,286
CF Industries Holdings, Inc.	397,156	31,363,409
Corteva, Inc.	1,461,135	79,091,237
Dow, Inc.	1,464,974	83,357,021
DuPont de Nemours, Inc.	898,692	65,155,170
Eastman Chemical Co.	245,047	23,142,239
Ecolab, Inc.	528,514	119,523,441
FMC Corp.	259,102	15,289,609
Freeport-McMoRan, Inc.	2,989,487	149,294,981
International Flavors & Fragrances, Inc.	531,114	44,958,800
International Paper Co.	684,912	23,930,825
Linde PLC	1,009,920	445,334,323
LyondellBasell Industries NV, Class A	533,604	53,344,392
Martin Marietta Materials, Inc.	128,823	75,628,119
Mosaic Co.	676,742	21,242,931
Newmont Corp.	2,401,650	97,603,056
Nucor Corp.	512,149	86,312,471
Packaging Corp. of America	186,351	32,234,996
PPG Industries, Inc.	491,077	63,348,933
Sherwin-Williams Co.	490,559	146,976,382
Steel Dynamics, Inc.	316,299	41,156,826
Vulcan Materials Co.	276,931	71,345,733
Westrock Co.	535,571	25,685,985
		2,075,499,164

Media & Entertainment 8.2%
Alphabet, Inc., Class A *	12,273,829	1,997,933,885
Alphabet, Inc., Class C *	10,275,963	1,691,834,548
Charter Communications, Inc., Class A *	206,233	52,783,274
Comcast Corp., Class A	8,252,839	314,515,694
Electronic Arts, Inc.	506,832	64,276,434
Fox Corp., Class A	749,250	23,234,243
Interpublic Group of Cos., Inc.	798,889	24,318,181
Live Nation Entertainment, Inc. *	295,074	26,235,029
Match Group, Inc. *	570,153	17,572,116
Meta Platforms, Inc., Class A	4,582,220	1,971,133,578
Netflix, Inc. *	901,344	496,316,060
News Corp., Class A	1,034,728	24,626,526
Omnicom Group, Inc.	410,206	38,083,525
Paramount Global, Class B	1,013,651	11,545,485
Take-Two Interactive Software, Inc. *	329,411	47,043,185
Walt Disney Co.	3,820,449	424,451,884
Warner Bros Discovery, Inc. *	4,638,147	34,136,762
		7,260,040,409

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
AbbVie, Inc.	3,677,227	598,064,199
Agilent Technologies, Inc.	610,531	83,667,168
Amgen, Inc.	1,114,288	305,248,055
Biogen, Inc. *	302,343	64,949,323
Bio-Rad Laboratories, Inc., Class A *	43,203	11,654,009
Bio-Techne Corp.	328,674	20,775,484
Bristol-Myers Squibb Co.	4,239,167	186,268,998
Catalent, Inc. *	374,089	20,892,871
Charles River Laboratories International, Inc. *	106,370	24,358,730
Danaher Corp.	1,369,731	337,803,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Eli Lilly & Co.	1,660,847	1,297,287,592
Gilead Sciences, Inc.	2,592,100	169,004,920
Illumina, Inc. *	331,414	40,780,493
Incyte Corp. *	384,805	20,029,100
IQVIA Holdings, Inc. *	379,622	87,984,991
Johnson & Johnson	5,013,835	724,950,403
Merck & Co., Inc.	5,277,815	681,999,254
Mettler-Toledo International, Inc. *	44,863	55,168,031
Moderna, Inc. *	691,015	76,225,865
Pfizer, Inc.	11,760,242	301,297,400
Regeneron Pharmaceuticals, Inc. *	220,088	196,023,578
Revvity, Inc.	258,836	26,522,925
Thermo Fisher Scientific, Inc.	804,728	457,664,908
Vertex Pharmaceuticals, Inc. *	536,746	210,839,196
Viatris, Inc.	2,495,287	28,870,471
Waters Corp. *	123,696	38,227,012
West Pharmaceutical Services, Inc.	153,538	54,886,764
Zoetis, Inc.	956,405	152,297,932
		6,273,742,731

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	620,325	53,900,039
CoStar Group, Inc. *	851,112	77,902,282
		131,802,321

Semiconductors & Semiconductor Equipment 10.1%
Advanced Micro Devices, Inc. *	3,365,331	533,001,124
Analog Devices, Inc.	1,032,888	207,207,662
Applied Materials, Inc.	1,733,003	344,261,046
Broadcom, Inc.	916,533	1,191,740,364
Enphase Energy, Inc. *	281,339	30,598,430
First Solar, Inc. *	221,567	39,062,262
Intel Corp.	8,805,998	268,318,759
KLA Corp.	281,909	194,317,055
Lam Research Corp.	273,059	244,226,700
Microchip Technology, Inc.	1,126,335	103,600,293
Micron Technology, Inc.	2,299,201	259,717,745
Monolithic Power Systems, Inc.	100,225	67,083,599
NVIDIA Corp.	5,144,469	4,444,924,105
NXP Semiconductors NV	537,639	137,737,735
ON Semiconductor Corp. *	890,682	62,490,249
Qorvo, Inc. *	199,689	23,331,663
QUALCOMM, Inc.	2,324,384	385,499,086
Skyworks Solutions, Inc.	335,216	35,730,674
Teradyne, Inc.	318,392	37,035,358
Texas Instruments, Inc.	1,893,848	334,112,664
		8,943,996,573

Software & Services 11.3%
Accenture PLC, Class A	1,305,887	392,954,457
Adobe, Inc. *	941,417	435,716,030
Akamai Technologies, Inc. *	316,277	31,921,838
ANSYS, Inc. *	181,010	58,806,529
Autodesk, Inc. *	446,024	94,936,208
Cadence Design Systems, Inc. *	567,290	156,362,143
Cognizant Technology Solutions Corp., Class A	1,039,583	68,279,811
EPAM Systems, Inc. *	121,071	28,483,164
Fair Isaac Corp. *	51,768	58,670,227
Fortinet, Inc. *	1,326,962	83,837,459
Gartner, Inc. *	162,826	67,180,379
Gen Digital, Inc.	1,176,150	23,687,661
International Business Machines Corp.	1,905,774	316,739,639
Intuit, Inc.	583,045	364,764,613
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Microsoft Corp.	15,475,972	6,025,260,179
Oracle Corp.	3,320,734	377,733,493
Palo Alto Networks, Inc. *	656,096	190,851,765
PTC, Inc. *	248,668	44,123,650
Roper Technologies, Inc.	222,126	113,608,564
Salesforce, Inc.	2,016,132	542,218,540
ServiceNow, Inc. *	426,970	296,031,110
Synopsys, Inc. *	317,372	168,394,410
Tyler Technologies, Inc. *	88,088	40,657,016
VeriSign, Inc. *	183,033	31,020,433
		10,012,239,318

Technology Hardware & Equipment 7.6%
Amphenol Corp., Class A	1,248,874	150,826,513
Apple, Inc.	30,232,334	5,149,473,450
Arista Networks, Inc. *	524,905	134,669,627
CDW Corp.	278,179	67,280,373
Cisco Systems, Inc.	8,463,331	397,607,290
Corning, Inc.	1,596,297	53,284,394
F5, Inc. *	121,409	20,070,122
Hewlett Packard Enterprise Co.	2,696,861	45,846,637
HP, Inc.	1,818,179	51,072,648
Jabil, Inc.	265,311	31,136,899
Juniper Networks, Inc.	670,406	23,343,537
Keysight Technologies, Inc. *	364,882	53,980,643
Motorola Solutions, Inc.	346,233	117,424,922
NetApp, Inc.	427,571	43,702,032
Seagate Technology Holdings PLC	405,735	34,856,694
Super Micro Computer, Inc. *	104,601	89,831,339
TE Connectivity Ltd.	641,777	90,798,610
Teledyne Technologies, Inc. *	98,131	37,435,014
Trimble, Inc. *	516,019	30,997,261
Western Digital Corp. *	678,502	48,058,296
Zebra Technologies Corp., Class A *	106,677	33,556,317
		6,705,252,618

Telecommunication Services 0.9%
AT&T, Inc.	14,891,885	251,523,938
T-Mobile U.S., Inc.	1,086,346	178,345,423
Verizon Communications, Inc.	8,756,578	345,797,265
		775,666,626

Transportation 1.7%
American Airlines Group, Inc. *	1,372,805	18,546,596
CH Robinson Worldwide, Inc.	245,255	17,413,105
CSX Corp.	4,110,994	136,567,221
Delta Air Lines, Inc.	1,329,338	66,559,954
Expeditors International of Washington, Inc.	301,053	33,510,209
FedEx Corp.	478,931	125,374,557
JB Hunt Transport Services, Inc.	170,645	27,741,758
Norfolk Southern Corp.	471,010	108,483,023
Old Dominion Freight Line, Inc.	372,053	67,605,751
Southwest Airlines Co.	1,238,760	32,133,434
Uber Technologies, Inc. *	4,286,068	284,037,726
SECURITY	NUMBER OF SHARES	VALUE ($)
Union Pacific Corp.	1,270,034	301,201,264
United Airlines Holdings, Inc. *	681,029	35,045,752
United Parcel Service, Inc., Class B	1,506,386	222,161,807
		1,476,382,157

Utilities 2.3%
AES Corp.	1,406,687	25,179,697
Alliant Energy Corp.	535,134	26,649,673
Ameren Corp.	546,977	40,405,191
American Electric Power Co., Inc.	1,095,842	94,275,287
American Water Works Co., Inc.	404,959	49,534,585
Atmos Energy Corp.	313,257	36,933,000
CenterPoint Energy, Inc.	1,310,671	38,192,953
CMS Energy Corp.	615,427	37,301,030
Consolidated Edison, Inc.	720,520	68,017,088
Constellation Energy Corp.	664,706	123,595,434
Dominion Energy, Inc.	1,744,977	88,958,927
DTE Energy Co.	429,736	47,408,476
Duke Energy Corp.	1,608,159	158,017,703
Edison International	800,409	56,877,064
Entergy Corp.	440,100	46,945,467
Evergy, Inc.	475,088	24,918,366
Eversource Energy	731,382	44,336,377
Exelon Corp.	2,069,758	77,781,506
FirstEnergy Corp.	1,071,598	41,085,067
NextEra Energy, Inc.	4,273,259	286,180,155
NiSource, Inc.	857,812	23,898,642
NRG Energy, Inc.	470,337	34,179,390
PG&E Corp.	4,446,933	76,087,024
Pinnacle West Capital Corp.	233,891	17,226,072
PPL Corp.	1,529,487	41,999,713
Public Service Enterprise Group, Inc.	1,037,582	71,676,165
Sempra	1,308,560	93,732,153
Southern Co.	2,274,294	167,160,609
WEC Energy Group, Inc.	659,095	54,467,611
Xcel Energy, Inc.	1,146,989	61,627,719
		2,054,648,144
Total Common Stocks (Cost $37,812,019,080)		87,962,740,714
Total Investments in Securities (Cost $37,812,019,080)		87,962,740,714

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	1,180	298,953,000	(1,359,958)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$152,666,938	$9,895,759	$—	$—	$65,288,050	$227,850,747	3,081,146	$1,483,198

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$87,962,740,714	$—	$—	$87,962,740,714
Liabilities
Futures Contracts[2]	(1,359,958)	—	—	(1,359,958)
Total	$87,961,380,756	$—	$—	$87,961,380,756

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $106,772,735)		$227,850,747
Investments in securities, at value - unaffiliated issuers (cost $37,705,246,345)		87,734,889,967
Cash		217,603,390
Deposit with broker for futures contracts		20,260,600
Receivables:
Fund shares sold		116,194,508
Dividends	+	52,872,868
Total assets		88,369,672,080

Liabilities
Payables:
Fund shares redeemed		35,429,075
Variation margin on futures contracts		4,297,723
Investment adviser fees	+	1,465,280
Total liabilities		41,192,078
Net assets		$88,328,480,002

Net Assets by Source
Capital received from investors		$38,589,667,836
Total distributable earnings	+	49,738,812,166
Net assets		$88,328,480,002

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$88,328,480,002		1,139,686,064		$77.50

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $158,849)		$634,678,669
Other interest		5,064,446
Dividends received from securities - affiliated issuers		1,483,198
Securities on loan, net	+	58
Total investment income		641,226,371

Expenses
Investment adviser fees		8,276,166
Total expenses	–	8,276,166
Net investment income		632,950,205

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(62,177,689)
Net realized gains on futures contracts	+	48,313,617
Net realized losses		(13,864,072)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		65,288,050
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		14,084,762,680
Net change in unrealized appreciation (depreciation) on futures contracts	+	4,442,430
Net change in unrealized appreciation (depreciation)	+	14,154,493,160
Net realized and unrealized gains		14,140,629,088
Increase in net assets resulting from operations		$14,773,579,293
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$632,950,205	$1,096,359,862
Net realized losses		(13,864,072)	(260,101,329)
Net change in unrealized appreciation (depreciation)	+	14,154,493,160	5,263,994,272
Increase in net assets resulting from operations		$14,773,579,293	$6,100,252,805

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,135,808,670 )	($999,828,367 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		124,335,713	$9,350,905,267	176,030,065	$11,382,757,051
Shares reinvested		13,102,802	923,878,457	13,335,796	802,281,581
Shares redeemed	+	(75,212,567)	(5,646,295,745)	(129,402,948)	(8,291,585,464)
Net transactions in fund shares		62,225,948	$4,628,487,979	59,962,913	$3,893,453,168

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,077,460,116	$70,062,221,400	1,017,497,203	$61,068,343,794
Total increase	+	62,225,948	18,266,258,602	59,962,913	8,993,877,606
End of period		1,139,686,064	$88,328,480,002	1,077,460,116	$70,062,221,400
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$90.46	$84.03	$102.69	$73.73	$68.68	$64.19
Income (loss) from investment operations:
Net investment income (loss)[1]	0.77	1.41	1.29	1.24	1.38	1.38
Net realized and unrealized gains (losses)	18.43	6.34	(18.14)	30.02	5.81	6.73
Total from investment operations	19.20	7.75	(16.85)	31.26	7.19	8.11
Less distributions:
Distributions from net investment income	(1.44)	(1.32)	(1.23)	(1.42)	(1.29)	(1.28)
Distributions from net realized gains	—	—	(0.58)	(0.88)	(0.85)	(2.34)
Total distributions	(1.44)	(1.32)	(1.81)	(2.30)	(2.14)	(3.62)
Net asset value at end of period	$108.22	$90.46	$84.03	$102.69	$73.73	$68.68
Total return	21.39%[2]	9.35%	(16.73%)	43.16%	10.60%	14.20%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.05%	0.05%[4]	0.05%	0.05%	0.05%
Net investment income (loss)	1.48%[3]	1.57%	1.40%	1.36%	1.97%	2.15%
Portfolio turnover rate	1%[2,5]	3%[5]	2%[5]	5%[5]	4%	5%
Net assets, end of period (x 1,000,000)	$15,402	$12,811	$11,888	$14,222	$9,774	$9,346

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
Aptiv PLC *	92,010	6,532,710
Autoliv, Inc.	24,115	2,888,736
BorgWarner, Inc.	74,665	2,446,772
Ford Motor Co.	1,288,139	15,650,889
Fox Factory Holding Corp. *	13,342	519,271
General Motors Co.	380,486	16,943,041
Gentex Corp.	75,612	2,593,492
Harley-Davidson, Inc.	43,839	1,507,623
Lear Corp.	18,528	2,332,119
Lucid Group, Inc. *(a)	295,144	752,617
Rivian Automotive, Inc., Class A *(a)	222,858	1,983,436
Tesla, Inc. *	915,889	167,864,136
Thor Industries, Inc.	17,593	1,749,096
		223,763,938

Banks 3.4%
Bank of America Corp.	2,275,847	84,229,097
Bank OZK	33,342	1,488,720
BOK Financial Corp.	8,701	772,040
Citigroup, Inc.	629,078	38,581,354
Citizens Financial Group, Inc.	155,330	5,298,306
Columbia Banking System, Inc.	65,419	1,230,531
Comerica, Inc.	42,330	2,123,696
Commerce Bancshares, Inc.	39,157	2,141,105
Cullen/Frost Bankers, Inc.	21,276	2,219,938
East West Bancorp, Inc.	46,075	3,432,127
Fifth Third Bancorp	225,149	8,208,933
First Citizens BancShares, Inc., Class A	3,916	6,605,352
First Horizon Corp.	179,658	2,680,497
Home BancShares, Inc.	65,356	1,547,630
Huntington Bancshares, Inc.	478,748	6,448,736
JPMorgan Chase & Co.	955,635	183,233,455
KeyCorp	304,704	4,415,161
M&T Bank Corp.	54,921	7,930,043
New York Community Bancorp, Inc.	241,285	639,405
Old National Bancorp	103,385	1,709,988
Pinnacle Financial Partners, Inc.	25,092	1,924,556
PNC Financial Services Group, Inc.	131,520	20,156,755
Popular, Inc.	23,851	2,027,097
Prosperity Bancshares, Inc.	32,453	2,011,112
Regions Financial Corp.	303,129	5,841,296
SouthState Corp.	25,298	1,915,059
Synovus Financial Corp.	47,781	1,710,082
Truist Financial Corp.	441,245	16,568,750
U.S. Bancorp	512,640	20,828,563
Valley National Bancorp	144,582	1,013,520
Webster Financial Corp.	58,029	2,543,411
Wells Fargo & Co.	1,189,619	70,568,199
Western Alliance Bancorp	37,670	2,140,786
Wintrust Financial Corp.	20,348	1,966,431
SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	48,988	1,997,731
		518,149,462

Capital Goods 6.5%
3M Co.	182,531	17,616,067
A O Smith Corp.	41,151	3,408,949
AAON, Inc.	23,231	2,185,805
Acuity Brands, Inc.	10,099	2,507,582
Advanced Drainage Systems, Inc.	22,285	3,498,745
AECOM	44,834	4,140,868
AGCO Corp.	20,552	2,346,833
Air Lease Corp., Class A	32,864	1,651,087
Allegion PLC	29,118	3,539,584
Allison Transmission Holdings, Inc.	29,247	2,151,117
AMETEK, Inc.	76,292	13,325,161
API Group Corp. *	70,021	2,700,710
Applied Industrial Technologies, Inc.	12,782	2,342,301
Atkore, Inc.	11,990	2,101,847
Axon Enterprise, Inc. *	23,284	7,303,259
AZEK Co., Inc., Class A *	47,628	2,173,742
Beacon Roofing Supply, Inc. *	20,947	2,063,908
Boeing Co. *	189,236	31,761,370
Boise Cascade Co.	13,601	1,799,004
Builders FirstSource, Inc. *	40,496	7,403,479
BWX Technologies, Inc.	29,692	2,843,603
Carlisle Cos., Inc.	15,896	6,171,622
Carrier Global Corp.	275,480	16,939,265
Caterpillar, Inc.	168,280	56,301,440
Chart Industries, Inc. *	14,266	2,055,160
Comfort Systems USA, Inc.	11,771	3,642,065
Core & Main, Inc., Class A *	56,947	3,215,797
Crane Co.	16,763	2,346,988
Cummins, Inc.	44,956	12,699,620
Curtiss-Wright Corp.	12,431	3,150,264
Deere & Co.	86,073	33,689,833
Donaldson Co., Inc.	39,196	2,829,951
Dover Corp.	46,300	8,301,590
Eaton Corp. PLC	131,953	41,995,362
EMCOR Group, Inc.	15,758	5,628,285
Emerson Electric Co.	188,978	20,368,049
Esab Corp.	18,609	1,970,321
Fastenal Co.	188,645	12,816,541
Ferguson PLC	67,692	14,208,551
Flowserve Corp.	45,133	2,128,472
Fluor Corp. *	56,000	2,258,480
Fortive Corp.	115,468	8,691,276
Fortune Brands Innovations, Inc.	40,928	2,991,837
Franklin Electric Co., Inc.	13,152	1,266,143
GE Vernova, Inc. *	89,801	13,803,312
Generac Holdings, Inc. *	20,602	2,801,048
General Dynamics Corp.	75,003	21,532,611
General Electric Co.	359,753	58,215,230
Graco, Inc.	56,398	4,523,120
HEICO Corp.	33,775	7,004,935
Hexcel Corp.	26,860	1,724,681
Honeywell International, Inc.	217,918	41,999,336
Howmet Aerospace, Inc.	129,925	8,672,494
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hubbell, Inc., Class B	17,927	6,642,312
Huntington Ingalls Industries, Inc.	12,944	3,584,582
IDEX Corp.	25,186	5,552,506
Illinois Tool Works, Inc.	89,880	21,940,607
Ingersoll Rand, Inc.	134,338	12,536,422
ITT, Inc.	27,173	3,514,556
Johnson Controls International PLC	224,233	14,590,841
L3Harris Technologies, Inc.	62,464	13,370,419
Lennox International, Inc.	10,474	4,853,861
Leonardo DRS, Inc. *	23,668	509,335
Lincoln Electric Holdings, Inc.	18,742	4,114,431
Lockheed Martin Corp.	70,935	32,979,810
Masco Corp.	72,286	4,947,977
MasTec, Inc. *	20,500	1,818,145
Middleby Corp. *	17,694	2,458,935
MSC Industrial Direct Co., Inc., Class A	15,612	1,424,439
Mueller Industries, Inc.	37,422	2,088,896
Nordson Corp.	18,323	4,730,815
Northrop Grumman Corp.	46,589	22,597,063
nVent Electric PLC	54,759	3,946,481
Oshkosh Corp.	21,664	2,432,217
Otis Worldwide Corp.	133,544	12,179,213
Owens Corning	29,080	4,891,547
PACCAR, Inc.	172,585	18,312,994
Parker-Hannifin Corp.	42,410	23,109,633
Pentair PLC	54,709	4,326,935
Plug Power, Inc. *(a)	178,600	412,566
Quanta Services, Inc.	48,025	12,417,344
RBC Bearings, Inc. *	9,824	2,402,459
Regal Rexnord Corp.	21,541	3,476,071
Rockwell Automation, Inc.	37,955	10,284,287
RTX Corp.	438,588	44,525,454
Sensata Technologies Holding PLC	50,073	1,918,297
Simpson Manufacturing Co., Inc.	14,403	2,504,538
SiteOne Landscape Supply, Inc. *	14,826	2,326,051
Snap-on, Inc.	17,672	4,735,389
Stanley Black & Decker, Inc.	50,587	4,623,652
Textron, Inc.	64,944	5,493,613
Timken Co.	22,462	2,004,060
Toro Co.	34,370	3,010,468
Trane Technologies PLC	75,220	23,870,315
TransDigm Group, Inc.	18,381	22,940,039
Trex Co., Inc. *	36,051	3,192,316
UFP Industries, Inc.	19,853	2,237,433
United Rentals, Inc.	22,154	14,798,650
Valmont Industries, Inc.	6,592	1,350,042
Vertiv Holdings Co., Class A	116,000	10,788,000
Watsco, Inc.	10,296	4,609,725
Watts Water Technologies, Inc., Class A	9,019	1,789,911
WESCO International, Inc.	14,875	2,272,156
Westinghouse Air Brake Technologies Corp.	59,314	9,554,299
WillScot Mobile Mini Holdings Corp. *	62,825	2,322,012
Woodward, Inc.	20,303	3,296,395
WW Grainger, Inc.	14,658	13,505,148
Xylem, Inc.	79,162	10,346,473
Zurn Elkay Water Solutions Corp.	45,111	1,411,072
		1,006,681,907

Commercial & Professional Services 1.5%
Automatic Data Processing, Inc.	135,789	32,846,001
Booz Allen Hamilton Holding Corp., Class A	42,515	6,278,190
Broadridge Financial Solutions, Inc.	38,998	7,542,603
CACI International, Inc., Class A *	7,309	2,939,899
SECURITY	NUMBER OF SHARES	VALUE ($)
Casella Waste Systems, Inc., Class A *	19,413	1,754,935
Cintas Corp.	28,380	18,683,689
Clarivate PLC *	140,745	951,436
Clean Harbors, Inc. *	16,627	3,149,985
Copart, Inc. *	289,116	15,701,890
Dayforce, Inc. *	52,393	3,215,358
Dun & Bradstreet Holdings, Inc.	77,222	702,720
Equifax, Inc.	40,626	8,945,439
ExlService Holdings, Inc. *	57,872	1,678,288
Exponent, Inc.	16,733	1,537,930
FTI Consulting, Inc. *	11,315	2,419,487
Genpact Ltd.	54,268	1,668,198
Jacobs Solutions, Inc.	41,236	5,918,603
KBR, Inc.	45,148	2,931,911
Leidos Holdings, Inc.	45,453	6,373,420
Maximus, Inc.	20,953	1,682,107
MSA Safety, Inc.	12,118	2,186,087
Parsons Corp. *	13,384	1,050,778
Paychex, Inc.	105,857	12,576,870
Paycom Software, Inc.	15,879	2,984,935
Paylocity Holding Corp. *	14,624	2,269,060
RB Global, Inc.	60,772	4,350,060
Republic Services, Inc., Class A	67,757	12,989,017
Robert Half, Inc.	33,607	2,323,588
Rollins, Inc.	91,966	4,098,005
Science Applications International Corp.	16,804	2,162,675
SS&C Technologies Holdings, Inc.	72,576	4,491,729
Tetra Tech, Inc.	18,081	3,520,732
TransUnion	64,083	4,678,059
TriNet Group, Inc.	10,957	1,099,754
Veralto Corp.	72,672	6,807,913
Verisk Analytics, Inc., Class A	48,045	10,471,888
Vestis Corp.	42,956	791,250
Waste Management, Inc.	121,156	25,202,871
		230,977,360

Consumer Discretionary Distribution & Retail 5.6%
Amazon.com, Inc. *	3,021,560	528,773,000
Asbury Automotive Group, Inc. *	6,775	1,424,376
AutoNation, Inc. *	8,856	1,427,144
AutoZone, Inc. *	5,707	16,872,175
Bath & Body Works, Inc.	73,959	3,359,218
Best Buy Co., Inc.	63,008	4,639,909
Burlington Stores, Inc. *	21,034	3,784,858
CarMax, Inc. *	53,298	3,622,665
Carvana Co., Class A *	33,889	2,810,076
Dick's Sporting Goods, Inc.	19,258	3,869,703
Dillard's, Inc., Class A	1,348	590,411
eBay, Inc.	171,088	8,817,876
Etsy, Inc. *	40,586	2,787,041
Five Below, Inc. *	17,919	2,622,266
Floor & Decor Holdings, Inc., Class A *	35,329	3,897,849
GameStop Corp., Class A *(a)	88,308	979,336
Genuine Parts Co.	46,160	7,256,814
Home Depot, Inc.	328,988	109,954,369
Lithia Motors, Inc., Class A	9,190	2,337,752
LKQ Corp.	89,764	3,871,521
Lowe's Cos., Inc.	190,106	43,342,267
Murphy USA, Inc.	6,170	2,553,269
Ollie's Bargain Outlet Holdings, Inc. *	20,340	1,487,668
O'Reilly Automotive, Inc. *	19,571	19,830,511
Penske Automotive Group, Inc.	6,451	986,422
Pool Corp.	12,878	4,668,661
RH *	5,386	1,330,611
Ross Stores, Inc.	111,133	14,397,280
TJX Cos., Inc.	376,725	35,446,055
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	35,738	9,759,333
Ulta Beauty, Inc. *	16,030	6,489,585
Valvoline, Inc. *	44,057	1,873,304
Wayfair, Inc., Class A *	29,647	1,486,797
Williams-Sonoma, Inc.	21,158	6,067,691
		863,417,813

Consumer Durables & Apparel 1.0%
Brunswick Corp.	22,310	1,799,078
Capri Holdings Ltd. *	38,108	1,352,072
Columbia Sportswear Co.	10,652	848,219
Crocs, Inc. *	19,885	2,473,097
Deckers Outdoor Corp. *	8,423	6,893,973
DR Horton, Inc.	98,600	14,049,514
Garmin Ltd.	50,510	7,297,180
Hasbro, Inc.	43,117	2,643,072
KB Home	24,375	1,578,525
Lennar Corp., Class A	81,701	12,387,506
Lululemon Athletica, Inc. *	37,964	13,689,818
Mattel, Inc. *	115,874	2,122,812
Meritage Homes Corp.	12,145	2,012,912
Mohawk Industries, Inc. *	17,641	2,034,360
Newell Brands, Inc.	122,925	976,024
NIKE, Inc., Class B	402,359	37,121,641
NVR, Inc. *	1,053	7,833,109
Polaris, Inc.	18,019	1,534,498
PulteGroup, Inc.	70,048	7,804,748
PVH Corp.	19,857	2,160,442
Ralph Lauren Corp., Class A	12,819	2,097,701
SharkNinja, Inc.	15,934	1,024,237
Skechers USA, Inc., Class A *	43,337	2,862,409
Tapestry, Inc.	76,464	3,052,443
Taylor Morrison Home Corp., Class A *	36,059	2,019,665
Tempur Sealy International, Inc.	57,230	2,864,934
Toll Brothers, Inc.	34,426	4,100,481
TopBuild Corp. *	10,503	4,250,249
VF Corp.	104,918	1,307,278
Whirlpool Corp.	18,846	1,787,732
YETI Holdings, Inc. *	28,594	1,021,378
		155,001,107

Consumer Services 2.3%
ADT, Inc.	88,956	578,214
Airbnb, Inc., Class A *	143,858	22,811,563
Aramark	88,331	2,783,310
Booking Holdings, Inc.	11,533	39,812,262
Boyd Gaming Corp.	22,968	1,229,018
Bright Horizons Family Solutions, Inc. *	19,834	2,056,984
Caesars Entertainment, Inc. *	72,625	2,601,427
Carnival Corp. *	331,029	4,905,850
Chipotle Mexican Grill, Inc., Class A *	9,066	28,644,934
Choice Hotels International, Inc.	8,060	953,176
Churchill Downs, Inc.	22,452	2,896,308
Darden Restaurants, Inc.	39,472	6,055,399
Domino's Pizza, Inc.	11,440	6,054,849
DoorDash, Inc., Class A *	100,333	12,969,043
DraftKings, Inc., Class A *	154,568	6,423,846
Duolingo, Inc. *	11,960	2,699,970
Expedia Group, Inc. *	43,118	5,804,976
H&R Block, Inc.	45,779	2,162,142
Hilton Grand Vacations, Inc. *	23,542	980,289
Hilton Worldwide Holdings, Inc.	83,156	16,405,016
Hyatt Hotels Corp., Class A	14,630	2,176,798
Las Vegas Sands Corp.	121,561	5,392,446
Light & Wonder, Inc. *	29,388	2,623,173
SECURITY	NUMBER OF SHARES	VALUE ($)
Marriott International, Inc., Class A	81,700	19,291,821
McDonald's Corp.	239,765	65,465,436
MGM Resorts International *	90,374	3,564,350
Norwegian Cruise Line Holdings Ltd. *	139,998	2,648,762
Planet Fitness, Inc., Class A *	29,307	1,753,731
Royal Caribbean Cruises Ltd. *	78,568	10,970,450
Service Corp. International	48,889	3,505,830
Starbucks Corp.	374,253	33,117,648
Texas Roadhouse, Inc., Class A	21,673	3,484,585
Vail Resorts, Inc.	12,723	2,409,354
Wingstop, Inc.	9,621	3,702,065
Wyndham Hotels & Resorts, Inc.	27,442	2,017,261
Wynn Resorts Ltd.	31,097	2,850,040
Yum! Brands, Inc.	93,180	13,161,675
		346,964,001

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	135,703	2,768,341
BJ's Wholesale Club Holdings, Inc. *	43,065	3,216,094
Casey's General Stores, Inc.	12,203	3,899,835
Costco Wholesale Corp.	146,676	106,032,080
Dollar General Corp.	72,982	10,158,365
Dollar Tree, Inc. *	68,280	8,074,110
Kroger Co.	218,605	12,106,345
Performance Food Group Co. *	50,498	3,427,804
Sysco Corp.	164,226	12,205,276
Target Corp.	152,339	24,523,532
U.S. Foods Holding Corp. *	74,835	3,760,459
Walgreens Boots Alliance, Inc.	235,518	4,175,734
Walmart, Inc.	1,414,987	83,979,479
		278,327,454

Energy 4.2%
Antero Midstream Corp.	113,320	1,568,349
Antero Resources Corp. *	92,890	3,159,189
APA Corp.	119,125	3,745,290
Baker Hughes Co., Class A	330,543	10,782,313
ChampionX Corp.	63,418	2,128,942
Cheniere Energy, Inc.	78,633	12,409,860
Chesapeake Energy Corp.	36,769	3,304,798
Chevron Corp.	573,330	92,460,929
Chord Energy Corp.	13,795	2,441,439
Civitas Resources, Inc.	27,942	2,010,706
ConocoPhillips	389,426	48,919,694
Coterra Energy, Inc.	249,806	6,834,692
Devon Energy Corp.	211,385	10,818,684
Diamondback Energy, Inc.	59,281	11,923,187
DT Midstream, Inc.	32,329	2,010,864
EOG Resources, Inc.	192,489	25,433,572
EQT Corp.	135,337	5,425,660
Exxon Mobil Corp.	1,312,630	155,244,750
Halliburton Co.	294,713	11,042,896
Hess Corp.	90,883	14,313,164
HF Sinclair Corp.	51,359	2,786,226
Kinder Morgan, Inc.	638,134	11,665,089
Magnolia Oil & Gas Corp., Class A	61,817	1,549,752
Marathon Oil Corp.	193,503	5,195,556
Marathon Petroleum Corp.	121,644	22,105,148
Matador Resources Co.	36,362	2,265,353
Murphy Oil Corp.	48,795	2,178,209
New Fortress Energy, Inc.	21,766	570,269
Noble Corp. PLC	36,742	1,630,610
NOV, Inc.	130,977	2,421,765
Occidental Petroleum Corp.	217,134	14,361,243
ONEOK, Inc.	192,796	15,254,019
Ovintiv, Inc.	83,116	4,265,513
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Patterson-UTI Energy, Inc.	105,450	1,140,969
PBF Energy, Inc., Class A	36,360	1,936,897
Permian Resources Corp., Class A	151,843	2,543,370
Phillips 66	141,922	20,324,650
Pioneer Natural Resources Co.	77,233	20,800,392
Range Resources Corp.	79,999	2,872,764
Schlumberger NV	471,831	22,402,536
SM Energy Co.	38,363	1,860,222
Southwestern Energy Co. *	365,970	2,741,115
Targa Resources Corp.	73,596	8,394,360
TechnipFMC PLC	143,413	3,674,241
Texas Pacific Land Corp.	6,186	3,564,992
Transocean Ltd. *	234,013	1,221,548
Valaris Ltd. *	20,857	1,356,956
Valero Energy Corp.	112,538	17,991,450
Weatherford International PLC *	24,203	2,991,975
Williams Cos., Inc.	402,534	15,441,204
		643,487,371

Equity Real Estate Investment Trusts (REITs) 2.2%
Agree Realty Corp.	33,136	1,896,042
Alexandria Real Estate Equities, Inc.	52,041	6,029,991
American Homes 4 Rent, Class A	103,423	3,702,543
American Tower Corp.	153,871	26,398,109
Americold Realty Trust, Inc.	87,894	1,931,031
Apartment Income REIT Corp.	48,573	1,864,232
AvalonBay Communities, Inc.	46,974	8,904,861
Boston Properties, Inc.	47,345	2,930,182
Brixmor Property Group, Inc.	98,553	2,178,021
Camden Property Trust	35,247	3,513,421
Crown Castle, Inc.	142,956	13,406,414
CubeSmart	74,329	3,005,865
Digital Realty Trust, Inc.	100,189	13,904,229
EastGroup Properties, Inc.	15,766	2,449,406
Equinix, Inc.	31,023	22,060,766
Equity LifeStyle Properties, Inc.	61,225	3,691,255
Equity Residential	114,637	7,382,623
Essex Property Trust, Inc.	21,194	5,219,023
Extra Space Storage, Inc.	69,789	9,371,267
Federal Realty Investment Trust	24,366	2,538,206
First Industrial Realty Trust, Inc.	42,554	1,932,803
Gaming & Leisure Properties, Inc.	88,495	3,781,391
Healthcare Realty Trust, Inc., Class A	126,283	1,797,007
Healthpeak Properties, Inc.	233,045	4,336,968
Host Hotels & Resorts, Inc.	235,403	4,442,055
Invitation Homes, Inc.	190,537	6,516,365
Iron Mountain, Inc.	96,314	7,466,261
Kilroy Realty Corp.	33,831	1,143,488
Kimco Realty Corp.	223,284	4,159,781
Kite Realty Group Trust	69,528	1,515,710
Lamar Advertising Co., Class A	29,602	3,429,392
Medical Properties Trust, Inc. (a)	213,887	983,880
Mid-America Apartment Communities, Inc.	38,544	5,010,720
NET Lease Office Properties	4,763	108,882
NNN REIT, Inc.	60,524	2,453,038
Omega Healthcare Investors, Inc.	80,246	2,440,281
Prologis, Inc.	305,434	31,169,540
Public Storage	52,407	13,596,996
Rayonier, Inc.	45,598	1,352,437
Realty Income Corp.	274,769	14,711,132
Regency Centers Corp.	54,256	3,213,040
Rexford Industrial Realty, Inc.	69,720	2,984,713
Ryman Hospitality Properties, Inc.	20,315	2,142,826
SBA Communications Corp., Class A	35,384	6,585,670
Simon Property Group, Inc.	107,389	15,091,376
STAG Industrial, Inc.	61,000	2,097,790
SECURITY	NUMBER OF SHARES	VALUE ($)
Sun Communities, Inc.	41,138	4,579,482
Terreno Realty Corp.	30,843	1,676,317
UDR, Inc.	99,840	3,801,907
Ventas, Inc.	131,764	5,834,510
VICI Properties, Inc., Class A	342,985	9,792,222
Vornado Realty Trust	52,846	1,375,581
Welltower, Inc.	183,079	17,443,767
Weyerhaeuser Co.	241,632	7,290,038
WP Carey, Inc.	72,316	3,965,809
		342,600,662

Financial Services 7.8%
Affiliated Managers Group, Inc.	11,185	1,745,979
Affirm Holdings, Inc. *	78,011	2,486,991
AGNC Investment Corp.	231,236	2,115,809
Ally Financial, Inc.	89,346	3,426,419
American Express Co.	189,030	44,238,691
Ameriprise Financial, Inc.	33,051	13,610,071
Annaly Capital Management, Inc.	168,818	3,163,649
Apollo Global Management, Inc.	144,461	15,656,683
ARES Management Corp., Class A	56,448	7,512,664
Bank of New York Mellon Corp.	250,506	14,151,084
Berkshire Hathaway, Inc., Class B *	601,424	238,602,944
BlackRock, Inc.	46,210	34,871,914
Blackstone, Inc.	237,182	27,657,793
Block, Inc. *	182,536	13,325,128
Blue Owl Capital, Inc., Class A	134,078	2,532,733
Capital One Financial Corp.	125,819	18,046,219
Carlyle Group, Inc.	73,670	3,300,416
Cboe Global Markets, Inc.	34,451	6,240,799
Charles Schwab Corp. (b)	488,350	36,113,483
CME Group, Inc.	118,898	24,925,777
Coinbase Global, Inc., Class A *	56,358	11,493,087
Corebridge Financial, Inc. (a)	78,962	2,097,231
Corpay, Inc. *	23,821	7,197,277
Credit Acceptance Corp. *	1,981	1,017,679
Discover Financial Services	82,585	10,465,997
Enact Holdings, Inc.	10,030	298,192
Equitable Holdings, Inc.	104,716	3,865,068
Essent Group Ltd.	36,296	1,922,599
Evercore, Inc., Class A	11,907	2,161,121
FactSet Research Systems, Inc.	12,660	5,277,827
Fidelity National Information Services, Inc.	196,666	13,357,555
Fiserv, Inc. *	198,224	30,262,858
Franklin Resources, Inc.	99,212	2,266,002
Global Payments, Inc.	86,073	10,567,182
Goldman Sachs Group, Inc.	107,710	45,960,934
Houlihan Lokey, Inc., Class A	17,473	2,227,633
Interactive Brokers Group, Inc., Class A	35,739	4,114,274
Intercontinental Exchange, Inc.	189,417	24,389,333
Invesco Ltd.	153,400	2,173,678
Jack Henry & Associates, Inc.	24,267	3,947,998
Janus Henderson Group PLC	43,807	1,367,655
Jefferies Financial Group, Inc.	55,875	2,405,978
KKR & Co., Inc.	219,332	20,413,229
LPL Financial Holdings, Inc.	24,678	6,641,590
MarketAxess Holdings, Inc.	12,292	2,459,506
Mastercard, Inc., Class A	272,717	123,049,910
MGIC Investment Corp.	85,833	1,740,693
Moody's Corp.	52,120	19,301,600
Morgan Stanley	414,115	37,618,207
Morningstar, Inc.	8,816	2,491,842
MSCI, Inc., Class A	26,041	12,129,637
Nasdaq, Inc.	125,358	7,502,676
Northern Trust Corp.	67,058	5,524,909
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OneMain Holdings, Inc.	41,911	2,183,982
PayPal Holdings, Inc. *	353,676	24,021,674
Raymond James Financial, Inc.	62,347	7,606,334
Remitly Global, Inc. *	43,486	775,355
Rithm Capital Corp.	153,464	1,706,520
Robinhood Markets, Inc., Class A *	175,597	2,895,595
S&P Global, Inc.	106,207	44,164,057
SEI Investments Co.	32,431	2,138,824
SoFi Technologies, Inc. *(a)	322,797	2,188,564
Starwood Property Trust, Inc.	103,256	1,958,766
State Street Corp.	99,600	7,220,004
Stifel Financial Corp.	33,344	2,664,852
Synchrony Financial	133,663	5,878,499
T Rowe Price Group, Inc.	74,323	8,143,571
Toast, Inc., Class A *	123,786	2,925,063
Tradeweb Markets, Inc., Class A	39,089	3,975,742
Visa, Inc., Class A	522,801	140,429,577
Voya Financial, Inc.	33,581	2,288,881
Western Union Co.	114,054	1,532,886
WEX, Inc. *	14,090	2,976,653
		1,209,111,602

Food, Beverage & Tobacco 2.7%
Altria Group, Inc.	582,920	25,537,725
Archer-Daniels-Midland Co.	177,073	10,387,102
Brown-Forman Corp., Class B	60,000	2,871,000
Bunge Global SA	48,004	4,884,887
Campbell Soup Co.	66,170	3,024,631
Celsius Holdings, Inc. *	49,801	3,549,317
Coca-Cola Co.	1,286,210	79,449,192
Coca-Cola Consolidated, Inc.	1,545	1,276,170
Conagra Brands, Inc.	157,208	4,838,862
Constellation Brands, Inc., Class A	52,911	13,410,822
Darling Ingredients, Inc. *	53,622	2,271,964
Flowers Foods, Inc.	62,600	1,561,244
General Mills, Inc.	187,373	13,202,302
Hershey Co.	49,926	9,681,650
Hormel Foods Corp.	95,622	3,400,318
Ingredion, Inc.	21,779	2,495,656
J M Smucker Co.	35,581	4,086,478
Kellanova	86,599	5,010,618
Keurig Dr Pepper, Inc.	345,585	11,646,214
Kraft Heinz Co.	263,534	10,175,048
Lamb Weston Holdings, Inc.	47,615	3,968,234
Lancaster Colony Corp.	6,465	1,233,587
McCormick & Co., Inc. - Non Voting Shares	84,287	6,410,869
Molson Coors Beverage Co., Class B	62,037	3,552,239
Mondelez International, Inc., Class A	444,237	31,958,410
Monster Beverage Corp. *	243,692	13,025,337
National Beverage Corp. *	7,583	337,443
PepsiCo, Inc.	454,323	79,919,959
Philip Morris International, Inc.	513,171	48,720,455
Pilgrim's Pride Corp. *	15,417	555,320
Post Holdings, Inc. *	16,104	1,709,440
Tyson Foods, Inc., Class A	94,651	5,740,583
WK Kellogg Co.	21,231	495,532
		410,388,608

Health Care Equipment & Services 5.0%
Abbott Laboratories	573,861	60,812,050
Acadia Healthcare Co., Inc. *	30,501	2,255,244
agilon health, Inc. *	99,327	546,299
Align Technology, Inc. *	23,614	6,668,121
Baxter International, Inc.	167,277	6,752,972
Becton Dickinson & Co.	95,318	22,361,603
SECURITY	NUMBER OF SHARES	VALUE ($)
Boston Scientific Corp. *	484,308	34,807,216
Cardinal Health, Inc.	80,230	8,266,899
Cencora, Inc.	54,492	13,026,313
Centene Corp. *	176,461	12,892,241
Chemed Corp.	4,979	2,828,072
Cigna Group	96,575	34,481,138
Cooper Cos., Inc.	65,336	5,818,824
CVS Health Corp.	415,886	28,159,641
DaVita, Inc. *	18,142	2,521,919
DENTSPLY SIRONA, Inc.	68,524	2,056,405
Dexcom, Inc. *	127,392	16,228,467
Edwards Lifesciences Corp. *	200,162	16,947,717
Elevance Health, Inc.	77,675	41,057,452
Encompass Health Corp.	33,148	2,763,880
Ensign Group, Inc.	18,467	2,185,754
Envista Holdings Corp. *	60,747	1,195,501
GE HealthCare Technologies, Inc.	139,700	10,650,728
Globus Medical, Inc., Class A *	37,860	1,885,049
Haemonetics Corp. *	16,597	1,526,094
HCA Healthcare, Inc.	65,392	20,259,749
HealthEquity, Inc. *	29,143	2,299,674
Henry Schein, Inc. *	43,535	3,016,105
Hologic, Inc. *	77,487	5,871,190
Humana, Inc.	40,647	12,279,052
IDEXX Laboratories, Inc. *	27,360	13,481,914
Inspire Medical Systems, Inc. *	10,288	2,486,198
Insulet Corp. *	23,037	3,960,982
Intuitive Surgical, Inc. *	116,463	43,163,517
Laboratory Corp. of America Holdings	27,748	5,587,615
Lantheus Holdings, Inc. *	23,756	1,580,724
Masimo Corp. *	15,262	2,051,365
McKesson Corp.	43,370	23,298,798
Medtronic PLC	439,523	35,267,326
Molina Healthcare, Inc. *	19,202	6,569,004
Neogen Corp. *	64,750	798,368
Option Care Health, Inc. *	56,848	1,699,187
Penumbra, Inc. *	12,947	2,543,697
Quest Diagnostics, Inc.	36,397	5,029,337
QuidelOrtho Corp. *	16,191	656,545
R1 RCM, Inc. *	65,068	799,686
ResMed, Inc.	48,621	10,404,408
Shockwave Medical, Inc. *	12,128	4,004,544
Solventum Corp. *	45,632	2,966,536
STERIS PLC	32,698	6,688,703
Stryker Corp.	111,775	37,612,288
Surgery Partners, Inc. *	24,184	603,391
Teleflex, Inc.	15,519	3,239,591
Tenet Healthcare Corp. *	34,526	3,876,925
UnitedHealth Group, Inc.	305,738	147,885,471
Universal Health Services, Inc., Class B	19,815	3,377,070
Veeva Systems, Inc., Class A *	48,461	9,622,416
Zimmer Biomet Holdings, Inc.	69,080	8,308,942
		769,985,917

Household & Personal Products 1.4%
BellRing Brands, Inc. *	43,140	2,380,034
Church & Dwight Co., Inc.	81,567	8,800,264
Clorox Co.	40,870	6,043,447
Colgate-Palmolive Co.	271,983	25,000,677
Coty, Inc., Class A *	117,200	1,340,768
elf Beauty, Inc. *	18,411	2,992,340
Estee Lauder Cos., Inc., Class A	77,124	11,314,862
Inter Parfums, Inc.	5,918	688,737
Kenvue, Inc.	569,709	10,721,923
Kimberly-Clark Corp.	111,358	15,203,708
Procter & Gamble Co.	777,801	126,937,123
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Reynolds Consumer Products, Inc.	17,599	503,859
		211,927,742

Insurance 2.2%
Aflac, Inc.	173,708	14,530,674
Allstate Corp.	86,655	14,736,549
American Financial Group, Inc.	21,245	2,714,049
American International Group, Inc.	232,062	17,476,589
Aon PLC, Class A	66,182	18,663,986
Arch Capital Group Ltd. *	121,949	11,407,109
Arthur J Gallagher & Co.	71,511	16,782,917
Assurant, Inc.	17,184	2,996,890
Axis Capital Holdings Ltd.	27,131	1,663,944
Brown & Brown, Inc.	77,801	6,343,894
Chubb Ltd.	133,692	33,241,179
Cincinnati Financial Corp.	52,674	6,093,855
CNA Financial Corp.	8,907	391,374
Erie Indemnity Co., Class A	8,051	3,080,796
Everest Group Ltd.	14,353	5,259,083
Fidelity National Financial, Inc.	86,554	4,284,423
First American Financial Corp.	34,035	1,823,255
Globe Life, Inc.	28,700	2,186,079
Hartford Financial Services Group, Inc.	98,510	9,544,634
Kinsale Capital Group, Inc.	7,207	2,617,943
Lincoln National Corp.	56,360	1,536,937
Loews Corp.	61,009	4,584,826
Markel Group, Inc. *	4,299	6,269,662
Marsh & McLennan Cos., Inc.	162,633	32,433,899
MetLife, Inc.	202,918	14,423,411
Old Republic International Corp.	85,185	2,543,624
Primerica, Inc.	11,281	2,389,993
Principal Financial Group, Inc.	72,908	5,769,939
Progressive Corp.	193,473	40,290,752
Prudential Financial, Inc.	119,050	13,152,644
Reinsurance Group of America, Inc.	21,387	3,999,155
RenaissanceRe Holdings Ltd.	17,418	3,818,896
RLI Corp.	13,544	1,914,444
Ryan Specialty Holdings, Inc., Class A	34,191	1,686,984
Selective Insurance Group, Inc.	20,045	2,037,574
Travelers Cos., Inc.	75,432	16,003,653
Unum Group	61,415	3,113,741
W R Berkley Corp.	67,986	5,232,882
Willis Towers Watson PLC	33,849	8,500,838
		345,543,076

Materials 2.5%
Air Products & Chemicals, Inc.	73,370	17,340,266
Albemarle Corp.	38,928	4,683,428
Alcoa Corp.	61,013	2,143,997
Amcor PLC	476,347	4,258,542
AptarGroup, Inc.	22,167	3,200,471
Ashland, Inc.	16,400	1,563,412
ATI, Inc. *	42,313	2,526,086
Avery Dennison Corp.	26,748	5,811,805
Axalta Coating Systems Ltd. *	73,146	2,299,710
Balchem Corp.	10,266	1,451,407
Ball Corp.	105,080	7,310,416
Berry Global Group, Inc.	38,005	2,152,603
Celanese Corp., Class A	32,992	5,067,901
CF Industries Holdings, Inc.	63,285	4,997,616
Chemours Co.	49,159	1,315,003
Cleveland-Cliffs, Inc. *	164,116	2,773,560
Commercial Metals Co.	39,389	2,116,765
Corteva, Inc.	232,161	12,566,875
Crown Holdings, Inc.	39,187	3,216,077
SECURITY	NUMBER OF SHARES	VALUE ($)
Dow, Inc.	231,969	13,199,036
DuPont de Nemours, Inc.	141,896	10,287,460
Eagle Materials, Inc.	11,430	2,865,615
Eastman Chemical Co.	38,578	3,643,306
Ecolab, Inc.	83,905	18,975,116
Element Solutions, Inc.	73,899	1,709,284
FMC Corp.	41,511	2,449,564
Freeport-McMoRan, Inc.	473,455	23,644,343
Graphic Packaging Holding Co.	99,058	2,560,649
Huntsman Corp.	53,525	1,277,107
International Flavors & Fragrances, Inc.	85,156	7,208,455
International Paper Co.	108,977	3,807,656
Linde PLC	160,282	70,677,951
Louisiana-Pacific Corp.	21,230	1,553,824
LyondellBasell Industries NV, Class A	85,223	8,519,743
Martin Marietta Materials, Inc.	20,425	11,990,905
Mosaic Co.	107,504	3,374,551
NewMarket Corp.	2,270	1,196,108
Newmont Corp.	381,822	15,517,246
Nucor Corp.	81,222	13,688,344
Olin Corp.	40,000	2,091,200
Packaging Corp. of America	29,211	5,052,919
PPG Industries, Inc.	77,734	10,027,686
Reliance, Inc.	18,900	5,381,208
Royal Gold, Inc.	21,766	2,614,750
RPM International, Inc.	42,756	4,571,044
Sealed Air Corp.	49,310	1,552,279
Sherwin-Williams Co.	77,842	23,322,242
Silgan Holdings, Inc.	27,479	1,282,170
Sonoco Products Co.	32,329	1,812,040
Steel Dynamics, Inc.	50,872	6,619,465
Summit Materials, Inc., Class A *	39,104	1,521,146
U.S. Steel Corp.	73,982	2,700,343
Vulcan Materials Co.	43,981	11,330,825
Westlake Corp.	10,589	1,560,395
Westrock Co.	84,636	4,059,143
		390,441,058

Media & Entertainment 7.8%
Alphabet, Inc., Class A *	1,947,955	317,088,115
Alphabet, Inc., Class C *	1,630,878	268,507,754
Charter Communications, Inc., Class A *	32,605	8,344,924
Comcast Corp., Class A	1,309,792	49,916,173
Electronic Arts, Inc.	80,272	10,180,095
Endeavor Group Holdings, Inc., Class A	59,267	1,565,241
Fox Corp., Class A	118,292	3,668,235
IAC, Inc. *	22,099	1,051,028
Interpublic Group of Cos., Inc.	128,100	3,899,364
Liberty Broadband Corp., Class C *	37,734	1,876,512
Liberty Media Corp.-Liberty Formula One, Class C *	69,221	4,843,393
Liberty Media Corp.-Liberty SiriusXM, Class C *	48,500	1,166,910
Live Nation Entertainment, Inc. *	46,617	4,144,718
Match Group, Inc. *	90,740	2,796,607
Meta Platforms, Inc., Class A	727,235	312,834,680
Netflix, Inc. *	143,051	78,769,603
New York Times Co., Class A	55,761	2,399,396
News Corp., Class A	125,773	2,993,397
Nexstar Media Group, Inc., Class A	10,622	1,700,157
Omnicom Group, Inc.	66,485	6,172,467
Paramount Global, Class B	159,144	1,812,650
Pinterest, Inc., Class A *	195,637	6,544,058
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ROBLOX Corp., Class A *	162,958	5,794,787
Roku, Inc. *	41,433	2,389,027
Sirius XM Holdings, Inc. (a)	214,050	629,307
Snap, Inc., Class A *	341,262	5,135,993
Take-Two Interactive Software, Inc. *	52,778	7,537,226
TKO Group Holdings, Inc.	19,726	1,867,460
Trade Desk, Inc., Class A *	147,607	12,229,240
Walt Disney Co.	606,336	67,363,930
Warner Bros Discovery, Inc. *	732,648	5,392,289
Warner Music Group Corp., Class A	45,495	1,501,335
ZoomInfo Technologies, Inc., Class A *	102,859	1,631,344
		1,203,747,415

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
10X Genomics, Inc., Class A *	34,014	995,930
AbbVie, Inc.	583,606	94,917,680
ACADIA Pharmaceuticals, Inc. *	39,378	658,006
Agilent Technologies, Inc.	96,868	13,274,791
Alkermes PLC *	54,557	1,338,829
Alnylam Pharmaceuticals, Inc. *	41,618	5,990,911
Amgen, Inc.	176,846	48,445,193
Apellis Pharmaceuticals, Inc. *	33,214	1,467,727
Avantor, Inc. *	225,167	5,455,796
Biogen, Inc. *	47,700	10,246,914
BioMarin Pharmaceutical, Inc. *	62,902	5,079,966
Bio-Rad Laboratories, Inc., Class A *	6,869	1,852,913
Bio-Techne Corp.	51,921	3,281,926
Bridgebio Pharma, Inc. *	42,564	1,090,490
Bristol-Myers Squibb Co.	671,547	29,507,775
Bruker Corp.	30,629	2,389,368
Catalent, Inc. *	59,744	3,336,702
Charles River Laboratories International, Inc. *	16,899	3,869,871
Danaher Corp.	217,387	53,611,982
Elanco Animal Health, Inc. *	167,897	2,209,525
Eli Lilly & Co.	263,590	205,890,149
Exact Sciences Corp. *	59,738	3,545,450
Exelixis, Inc. *	97,804	2,294,482
Gilead Sciences, Inc.	411,508	26,830,322
Halozyme Therapeutics, Inc. *	42,934	1,635,785
Illumina, Inc. *	52,348	6,441,421
Incyte Corp. *	63,360	3,297,888
Intra-Cellular Therapies, Inc. *	33,755	2,423,947
Ionis Pharmaceuticals, Inc. *	47,141	1,945,038
IQVIA Holdings, Inc. *	60,067	13,921,729
Jazz Pharmaceuticals PLC *	20,615	2,283,111
Johnson & Johnson	795,736	115,055,468
Medpace Holdings, Inc. *	7,639	2,966,606
Merck & Co., Inc.	837,632	108,238,807
Mettler-Toledo International, Inc. *	7,053	8,673,074
Moderna, Inc. *	110,385	12,176,569
Mural Oncology PLC *	5,455	20,184
Natera, Inc. *	37,334	3,467,582
Neurocrine Biosciences, Inc. *	32,748	4,504,160
Organon & Co.	90,285	1,680,204
Perrigo Co. PLC	47,984	1,567,157
Pfizer, Inc.	1,866,445	47,818,321
Regeneron Pharmaceuticals, Inc. *	34,866	31,053,752
Repligen Corp. *	17,121	2,811,268
Revvity, Inc.	40,129	4,112,019
Roivant Sciences Ltd. *	113,753	1,239,908
Royalty Pharma PLC, Class A	127,931	3,543,689
Sarepta Therapeutics, Inc. *	31,541	3,994,983
Sotera Health Co. *	40,942	458,550
Thermo Fisher Scientific, Inc.	127,717	72,635,212
United Therapeutics Corp. *	15,453	3,621,101
Vaxcyte, Inc. *	32,174	1,948,136
SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	85,184	33,461,127
Viatris, Inc.	398,555	4,611,281
Waters Corp. *	19,478	6,019,481
West Pharmaceutical Services, Inc.	24,396	8,721,082
Zoetis, Inc.	151,709	24,158,141
		1,068,089,479

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	99,010	8,602,979
CoStar Group, Inc. *	134,692	12,328,359
Jones Lang LaSalle, Inc. *	15,868	2,867,348
Zillow Group, Inc., Class C *	53,271	2,267,746
		26,066,432

Semiconductors & Semiconductor Equipment 9.5%
Advanced Micro Devices, Inc. *	534,105	84,591,550
Allegro MicroSystems, Inc. *	23,617	701,189
Amkor Technology, Inc.	36,875	1,192,906
Analog Devices, Inc.	163,641	32,828,021
Applied Materials, Inc.	274,648	54,558,825
Axcelis Technologies, Inc. *	10,789	1,116,877
Broadcom, Inc.	145,461	189,138,575
Cirrus Logic, Inc. *	17,332	1,535,095
Enphase Energy, Inc. *	44,730	4,864,835
Entegris, Inc.	49,996	6,645,468
First Solar, Inc. *	35,018	6,173,673
GLOBALFOUNDRIES, Inc. *(a)	27,339	1,336,330
Intel Corp.	1,397,583	42,584,354
KLA Corp.	44,638	30,768,527
Lam Research Corp.	43,269	38,700,226
Lattice Semiconductor Corp. *	46,486	3,188,940
MACOM Technology Solutions Holdings, Inc. *	18,105	1,845,805
Marvell Technology, Inc.	285,718	18,831,673
Microchip Technology, Inc.	177,730	16,347,606
Micron Technology, Inc.	364,902	41,219,330
MKS Instruments, Inc.	20,756	2,469,549
Monolithic Power Systems, Inc.	15,876	10,626,283
NVIDIA Corp.	816,469	705,445,545
NXP Semiconductors NV	85,205	21,828,669
ON Semiconductor Corp. *	141,416	9,921,747
Onto Innovation, Inc. *	16,132	2,992,325
Power Integrations, Inc.	18,172	1,212,436
Qorvo, Inc. *	31,677	3,701,141
QUALCOMM, Inc.	368,898	61,181,733
Rambus, Inc. *	34,506	1,891,619
Skyworks Solutions, Inc.	52,505	5,596,508
SolarEdge Technologies, Inc. *	18,663	1,094,585
Teradyne, Inc.	51,048	5,937,903
Texas Instruments, Inc.	300,569	53,026,383
Universal Display Corp.	14,402	2,275,228
Wolfspeed, Inc. *	40,813	1,103,175
		1,468,474,634

Software & Services 11.7%
Accenture PLC, Class A	207,255	62,365,102
Adobe, Inc. *	149,410	69,151,430
Akamai Technologies, Inc. *	49,423	4,988,263
Amdocs Ltd.	39,099	3,283,925
ANSYS, Inc. *	28,808	9,359,143
AppLovin Corp., Class A *	60,055	4,238,081
Aspen Technology, Inc. *	9,171	1,805,495
Atlassian Corp., Class A *	52,018	8,962,701
Autodesk, Inc. *	70,689	15,046,154
Bentley Systems, Inc., Class B	77,096	4,049,853
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bill Holdings, Inc. *	32,089	2,001,070
Cadence Design Systems, Inc. *	90,013	24,810,283
CCC Intelligent Solutions Holdings, Inc. *	89,976	1,009,531
Cloudflare, Inc., Class A *	98,473	8,606,540
Cognizant Technology Solutions Corp., Class A	164,090	10,777,431
Confluent, Inc., Class A *	75,214	2,115,018
Crowdstrike Holdings, Inc., Class A *	75,079	21,963,611
Datadog, Inc., Class A *	99,882	12,535,191
DocuSign, Inc., Class A *	66,944	3,789,030
Dolby Laboratories, Inc., Class A	20,643	1,603,135
DoubleVerify Holdings, Inc. *	45,456	1,331,861
Dropbox, Inc., Class A *	87,988	2,037,802
Dynatrace, Inc. *	79,410	3,598,067
Elastic NV *	27,292	2,789,788
EPAM Systems, Inc. *	19,161	4,507,817
Fair Isaac Corp. *	8,227	9,323,906
Five9, Inc. *	23,627	1,360,206
Fortinet, Inc. *	210,684	13,311,015
Gartner, Inc. *	25,923	10,695,571
Gen Digital, Inc.	184,741	3,720,684
Gitlab, Inc., Class A *	29,932	1,570,532
GoDaddy, Inc., Class A *	47,321	5,791,144
Guidewire Software, Inc. *	26,933	2,973,403
HubSpot, Inc. *	16,749	10,130,968
Informatica, Inc., Class A *	14,768	457,365
International Business Machines Corp.	302,462	50,269,184
Intuit, Inc.	92,534	57,891,121
Manhattan Associates, Inc. *	20,142	4,150,461
Microsoft Corp.	2,456,161	956,257,162
MongoDB, Inc., Class A *	23,748	8,672,295
Nutanix, Inc., Class A *	80,359	4,877,791
Okta, Inc. *	52,091	4,843,421
Oracle Corp.	527,027	59,949,321
Palantir Technologies, Inc., Class A *	637,798	14,012,422
Palo Alto Networks, Inc. *	104,036	30,263,032
Procore Technologies, Inc. *	29,408	2,012,095
PTC, Inc. *	39,574	7,022,011
Qualys, Inc. *	12,068	1,978,066
Roper Technologies, Inc.	35,171	17,988,560
Salesforce, Inc.	319,976	86,054,346
Samsara, Inc., Class A *	56,840	1,985,421
ServiceNow, Inc. *	67,764	46,982,814
Smartsheet, Inc., Class A *	44,429	1,680,749
Snowflake, Inc., Class A *	108,851	16,893,675
SPS Commerce, Inc. *	12,131	2,109,217
Synopsys, Inc. *	50,416	26,750,226
Tenable Holdings, Inc. *	38,159	1,716,010
Teradata Corp. *	34,916	1,295,384
Twilio, Inc., Class A *	59,441	3,559,327
Tyler Technologies, Inc. *	14,027	6,474,162
UiPath, Inc., Class A *	132,050	2,504,989
Unity Software, Inc. *	82,348	1,998,586
VeriSign, Inc. *	29,075	4,927,631
Workday, Inc., Class A *	68,934	16,870,218
Workiva, Inc., Class A *	15,581	1,227,783
Zoom Video Communications, Inc., Class A *	85,064	5,197,410
Zscaler, Inc. *	29,143	5,039,990
		1,799,515,996

Technology Hardware & Equipment 7.2%
Advanced Energy Industries, Inc.	12,551	1,202,888
Amphenol Corp., Class A	197,707	23,877,074
Apple, Inc.	4,798,115	817,262,928
SECURITY	NUMBER OF SHARES	VALUE ($)
Arista Networks, Inc. *	83,311	21,374,270
Arrow Electronics, Inc. *	18,162	2,318,743
Avnet, Inc.	30,117	1,471,818
Badger Meter, Inc.	9,639	1,763,166
CDW Corp.	44,538	10,771,961
Ciena Corp. *	47,580	2,199,623
Cisco Systems, Inc.	1,343,199	63,103,489
Cognex Corp.	59,370	2,466,230
Coherent Corp. *	42,891	2,343,135
Corning, Inc.	253,818	8,472,445
Dell Technologies, Inc., Class C	87,870	10,952,117
F5, Inc. *	19,159	3,167,174
Fabrinet *	11,889	2,057,629
Hewlett Packard Enterprise Co.	428,277	7,280,709
HP, Inc.	289,437	8,130,285
Insight Enterprises, Inc. *	9,153	1,671,063
IPG Photonics Corp. *	10,416	874,736
Jabil, Inc.	41,703	4,894,264
Juniper Networks, Inc.	107,810	3,753,944
Keysight Technologies, Inc. *	57,693	8,535,102
Littelfuse, Inc.	8,248	1,902,319
Motorola Solutions, Inc.	54,782	18,579,315
NetApp, Inc.	67,669	6,916,449
Novanta, Inc. *	12,177	1,905,701
Pure Storage, Inc., Class A *	97,903	4,934,311
Seagate Technology Holdings PLC	64,996	5,583,806
Super Micro Computer, Inc. *	16,611	14,265,527
TD SYNNEX Corp.	25,688	3,027,074
TE Connectivity Ltd.	101,906	14,417,661
Teledyne Technologies, Inc. *	15,542	5,928,962
Trimble, Inc. *	83,066	4,989,775
Ubiquiti, Inc.	1,380	148,460
Vontier Corp.	51,143	2,077,940
Western Digital Corp. *	108,149	7,660,194
Zebra Technologies Corp., Class A *	17,243	5,423,958
		1,107,706,245

Telecommunication Services 0.8%
AT&T, Inc.	2,361,191	39,880,516
GCI Liberty, Inc. *(c)	32,171	0
Iridium Communications, Inc.	38,428	1,183,198
Liberty Global Ltd., Class C *	63,255	1,035,484
T-Mobile U.S., Inc.	172,538	28,325,564
Verizon Communications, Inc.	1,389,739	54,880,793
		125,305,555

Transportation 1.7%
Alaska Air Group, Inc. *	42,500	1,828,350
American Airlines Group, Inc. *	220,708	2,981,765
Avis Budget Group, Inc.	6,097	581,959
CH Robinson Worldwide, Inc.	38,559	2,737,689
CSX Corp.	652,914	21,689,803
Delta Air Lines, Inc.	210,433	10,536,380
Expeditors International of Washington, Inc.	48,059	5,349,447
FedEx Corp.	75,995	19,893,971
GXO Logistics, Inc. *	39,400	1,956,604
Hertz Global Holdings, Inc. *	44,500	202,475
JB Hunt Transport Services, Inc.	26,742	4,347,447
Joby Aviation, Inc. *(a)	121,223	612,176
Kirby Corp. *	19,590	2,137,857
Knight-Swift Transportation Holdings, Inc.	53,305	2,464,290
Landstar System, Inc.	11,995	2,092,048
Lyft, Inc., Class A *	113,445	1,774,280
Norfolk Southern Corp.	74,736	17,213,196
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Old Dominion Freight Line, Inc.	59,076	10,734,700
Ryder System, Inc.	14,269	1,738,678
Saia, Inc. *	8,651	3,432,976
Southwest Airlines Co.	197,861	5,132,514
Uber Technologies, Inc. *	679,442	45,026,621
U-Haul Holding Co. - Non Voting	32,657	2,002,527
Union Pacific Corp.	201,341	47,750,032
United Airlines Holdings, Inc. *	110,589	5,690,910
United Parcel Service, Inc., Class B	238,731	35,208,048
XPO, Inc. *	38,909	4,181,161
		259,297,904

Utilities 2.3%
AES Corp.	220,912	3,954,325
Alliant Energy Corp.	84,672	4,216,666
Ameren Corp.	86,646	6,400,540
American Electric Power Co., Inc.	173,895	14,960,187
American Water Works Co., Inc.	64,361	7,872,638
Atmos Energy Corp.	49,815	5,873,188
Avangrid, Inc.	23,049	841,980
CenterPoint Energy, Inc.	208,319	6,070,416
CMS Energy Corp.	96,313	5,837,531
Consolidated Edison, Inc.	113,712	10,734,413
Constellation Energy Corp.	105,312	19,581,713
Dominion Energy, Inc.	275,953	14,068,084
DTE Energy Co.	68,021	7,504,077
Duke Energy Corp.	254,834	25,039,989
Edison International	126,604	8,996,480
Entergy Corp.	69,751	7,440,339
Essential Utilities, Inc.	83,448	3,052,528
Evergy, Inc.	76,014	3,986,934
Eversource Energy	115,609	7,008,218
Exelon Corp.	330,418	12,417,108
FirstEnergy Corp.	170,821	6,549,277
IDACORP, Inc.	16,635	1,576,665
National Fuel Gas Co.	30,539	1,621,621
NextEra Energy, Inc.	678,201	45,419,121
NiSource, Inc.	136,452	3,801,553
NRG Energy, Inc.	74,496	5,413,624
OGE Energy Corp.	66,206	2,294,038
Ormat Technologies, Inc.	16,991	1,084,536
PG&E Corp.	703,684	12,040,033
Pinnacle West Capital Corp.	37,505	2,762,243
Portland General Electric Co.	33,396	1,443,709
PPL Corp.	244,557	6,715,535
Public Service Enterprise Group, Inc.	165,546	11,435,918
Sempra	208,237	14,916,016
Southern Co.	360,633	26,506,525
SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Gas Holdings, Inc.	20,893	1,559,036
UGI Corp.	71,262	1,821,457
Vistra Corp.	111,099	8,425,748
WEC Energy Group, Inc.	104,461	8,632,657
Xcel Energy, Inc.	183,078	9,836,781
		349,713,447
Total Common Stocks (Cost $3,398,153,785)		15,354,686,185

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)	39,995,410	39,995,410
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)(e)	11,610,625	11,610,625
		51,606,035
Total Short-Term Investments (Cost $51,606,035)		51,606,035
Total Investments in Securities (Cost $3,449,759,820)		15,406,292,220

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	188	47,629,800	(1,245,549)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,598,858.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$25,223,788	$340,197	($97,994 )	($8,622 )	$10,656,114	$36,113,483	488,350	$243,350
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,229,380,630	$—	$—	$15,229,380,630
Telecommunication Services	125,305,555	—	0 *	125,305,555
Short-Term Investments[1]	51,606,035	—	—	51,606,035
Liabilities
Futures Contracts[2]	(1,245,549)	—	—	(1,245,549)
Total	$15,405,046,671	$—	$0	$15,405,046,671

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $4,611,974)		$36,113,483
Investments in securities, at value - unaffiliated issuers (cost $3,445,147,846) including securities on loan of $10,598,858		15,370,178,737
Deposit with broker for futures contracts		2,218,400
Receivables:
Dividends		9,061,169
Fund shares sold		1,566,393
Income from securities on loan	+	28,894
Total assets		15,419,167,076

Liabilities
Collateral held for securities on loan		11,610,625
Payables:
Fund shares redeemed		3,885,104
Variation margin on futures contracts		752,000
Investment adviser fees	+	641,546
Total liabilities		16,889,275
Net assets		$15,402,277,801

Net Assets by Source
Capital received from investors		$3,404,332,573
Total distributable earnings	+	11,997,945,228
Net assets		$15,402,277,801

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,402,277,801		142,321,519		$108.22

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $33,573)		$112,750,953
Dividends received from securities - affiliated issuers		243,350
Other interest		120,531
Securities on loan, net	+	247,871
Total investment income		113,362,705

Expenses
Investment adviser fees		3,707,990
Total expenses	–	3,707,990
Net investment income		109,654,715

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(8,622)
Net realized gains on sales of securities - unaffiliated issuers		18,609,404
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		54,227,326
Net realized gains on futures contracts	+	7,742,689
Net realized gains		80,570,797
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		10,656,114
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,531,910,993
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,979,523
Net change in unrealized appreciation (depreciation)	+	2,544,546,630
Net realized and unrealized gains		2,625,117,427
Increase in net assets resulting from operations		$2,734,772,142
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$109,654,715	$200,447,118
Net realized gains		80,570,797	35,256,500
Net change in unrealized appreciation (depreciation)	+	2,544,546,630	867,956,867
Increase in net assets resulting from operations		$2,734,772,142	$1,103,660,485

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($204,576,918 )	($187,210,509 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,774,089	$604,012,081	10,449,076	$932,613,677
Shares reinvested		1,638,307	161,356,836	1,790,033	150,434,406
Shares redeemed	+	(6,700,884)	(703,885,057)	(12,095,922)	(1,077,003,486)
Net transactions in fund shares		711,512	$61,483,860	143,187	$6,044,597

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		141,610,007	$12,810,598,717	141,466,820	$11,888,104,144
Total increase	+	711,512	2,591,679,084	143,187	922,494,573
End of period		142,321,519	$15,402,277,801	141,610,007	$12,810,598,717
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$26.99	$29.87	$39.97	$27.18	$28.84	$30.48
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.47	0.40	0.37	0.35	0.40
Net realized and unrealized gains (losses)	5.02	(2.98)	(7.31)	13.29	(0.23)	0.54
Total from investment operations	5.29	(2.51)	(6.91)	13.66	0.12	0.94
Less distributions:
Distributions from net investment income	(0.49)	(0.37)	(0.42)	(0.38)	(0.42)	(0.40)
Distributions from net realized gains	—	—	(2.77)	(0.49)	(1.36)	(2.18)
Total distributions	(0.49)	(0.37)	(3.19)	(0.87)	(1.78)	(2.58)
Net asset value at end of period	$31.79	$26.99	$29.87	$39.97	$27.18	$28.84
Total return	19.68%[2]	(8.47%)	(18.53%)	50.82%	0.00%	4.95%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%[4]	0.04%	0.04%	0.04%[5]
Net investment income (loss)	1.71%[3]	1.60%	1.25%	0.98%	1.31%	1.43%
Portfolio turnover rate	5%[2,6]	10%[6]	16%[6]	19%[6]	21%	14%
Net assets, end of period (x 1,000,000)	$5,634	$4,881	$5,372	$6,587	$3,988	$4,187

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended October 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.3%
Adient PLC *	207,684	6,203,521
American Axle & Manufacturing Holdings, Inc. *	257,750	1,891,885
Cooper-Standard Holdings, Inc. *	37,998	586,309
Dana, Inc.	295,762	3,676,322
Dorman Products, Inc. *	59,908	5,238,954
Fox Factory Holding Corp. *	96,609	3,760,022
Gentherm, Inc. *	74,340	3,759,374
Goodyear Tire & Rubber Co. *	639,050	7,643,038
Holley, Inc. *	121,940	490,199
LCI Industries	56,148	5,838,269
Livewire Group, Inc., Class A *(a)	44,591	298,314
Luminar Technologies, Inc., Class A *(a)	660,724	971,264
Modine Manufacturing Co. *	117,006	10,838,266
Patrick Industries, Inc.	48,079	5,023,775
Solid Power, Inc. *(a)	354,285	598,742
Standard Motor Products, Inc.	46,622	1,496,566
Stoneridge, Inc. *	60,162	901,227
Visteon Corp. *	62,659	6,931,965
Winnebago Industries, Inc.	64,315	3,960,518
Workhorse Group, Inc. *	500,432	75,665
XPEL, Inc. *	51,155	2,688,195
		72,872,390

Banks 8.4%
1st Source Corp.	37,232	1,846,707
ACNB Corp.	18,584	604,723
Amalgamated Financial Corp.	39,633	972,594
Amerant Bancorp, Inc.	59,166	1,281,536
Ameris Bancorp	150,332	7,137,763
Ames National Corp.	19,703	379,283
Arrow Financial Corp.	33,859	754,040
Associated Banc-Corp.	343,668	7,241,085
Atlantic Union Bankshares Corp.	202,249	6,425,441
Axos Financial, Inc. *	124,323	6,291,987
Banc of California, Inc.	310,918	4,256,467
BancFirst Corp.	49,949	4,453,952
Bancorp, Inc. *	116,548	3,489,447
Bank First Corp.	21,083	1,627,397
Bank of Hawaii Corp.	89,266	5,060,490
Bank of Marin Bancorp	36,102	518,425
Bank of NT Butterfield & Son Ltd.	109,989	3,739,626
Bank7 Corp.	8,538	233,087
BankUnited, Inc.	168,553	4,505,422
Bankwell Financial Group, Inc.	13,580	311,389
Banner Corp.	77,626	3,386,822
Bar Harbor Bankshares	34,114	855,579
BayCom Corp.	24,190	478,478
BCB Bancorp, Inc.	33,720	317,642
Berkshire Hills Bancorp, Inc.	99,088	2,112,556
Blue Foundry Bancorp *	48,725	416,112
Blue Ridge Bankshares, Inc. *	40,458	101,145
Bridgewater Bancshares, Inc. *	46,748	508,618
SECURITY	NUMBER OF SHARES	VALUE ($)
Brookline Bancorp, Inc.	197,912	1,642,670
Burke & Herbert Financial Services Corp. (a)	14,724	771,243
Business First Bancshares, Inc.	54,804	1,106,493
Byline Bancorp, Inc.	56,111	1,215,925
C&F Financial Corp.	7,510	294,167
Cadence Bank	414,122	11,458,756
Cambridge Bancorp	17,117	1,050,470
Camden National Corp.	32,254	1,006,970
Capital Bancorp, Inc.	22,071	428,177
Capital City Bank Group, Inc.	29,657	786,504
Capitol Federal Financial, Inc.	284,753	1,358,272
Carter Bankshares, Inc. *	52,321	636,747
Cathay General Bancorp	158,142	5,446,411
Central Pacific Financial Corp.	60,169	1,199,770
Chemung Financial Corp.	8,015	337,952
ChoiceOne Financial Services, Inc.	15,973	397,089
Citizens & Northern Corp.	33,739	575,250
Citizens Financial Services, Inc.	8,765	354,106
City Holding Co.	33,162	3,350,025
Civista Bancshares, Inc.	35,430	505,940
CNB Financial Corp.	46,298	879,662
Coastal Financial Corp. *	24,363	942,361
Codorus Valley Bancorp, Inc.	20,656	458,563
Colony Bankcorp, Inc.	37,758	410,429
Columbia Financial, Inc. *	67,008	1,112,333
Community Bank System, Inc.	121,161	5,236,578
Community Trust Bancorp, Inc.	35,140	1,476,231
Community West Bancshares	35,457	608,797
ConnectOne Bancorp, Inc.	83,863	1,501,986
CrossFirst Bankshares, Inc. *	103,416	1,249,265
Customers Bancorp, Inc. *	64,888	2,963,435
CVB Financial Corp.	302,949	4,950,187
Dime Community Bancshares, Inc.	79,692	1,450,394
Eagle Bancorp, Inc.	66,826	1,235,613
Eastern Bankshares, Inc.	351,122	4,410,092
Enterprise Bancorp, Inc.	22,340	542,862
Enterprise Financial Services Corp.	82,274	3,127,235
Equity Bancshares, Inc., Class A	32,981	1,098,597
Esquire Financial Holdings, Inc.	15,698	738,748
ESSA Bancorp, Inc.	19,870	321,894
Evans Bancorp, Inc.	11,987	306,747
Farmers & Merchants Bancorp, Inc.	29,405	602,803
Farmers National Banc Corp.	83,460	987,332
FB Financial Corp.	80,454	2,948,639
Fidelity D&D Bancorp, Inc.	10,667	484,282
Financial Institutions, Inc.	34,817	599,549
First BanCorp	379,289	6,542,735
First Bancorp, Inc.	22,376	494,062
First Bancorp/Southern Pines NC	90,252	2,744,563
First Bancshares, Inc.	70,094	1,678,050
First Bank	46,604	544,335
First Busey Corp.	117,689	2,629,172
First Business Financial Services, Inc.	17,986	594,797
First Commonwealth Financial Corp.	229,631	3,028,833
First Community Bankshares, Inc.	38,762	1,286,123
First Community Corp.	16,859	278,679
First Financial Bancorp	213,447	4,719,313
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Bankshares, Inc.	295,710	8,741,188
First Financial Corp.	25,668	934,572
First Foundation, Inc.	116,833	640,245
First Interstate BancSystem, Inc., Class A	188,205	5,025,074
First Merchants Corp.	133,970	4,477,277
First Mid Bancshares, Inc.	50,450	1,561,932
First of Long Island Corp.	48,848	462,591
First Western Financial, Inc. *	18,176	302,994
Five Star Bancorp	29,245	632,277
Flushing Financial Corp.	64,034	705,655
FS Bancorp, Inc.	15,155	472,381
Fulton Financial Corp.	365,593	6,050,564
FVCBankcorp, Inc. *	36,756	423,062
German American Bancorp, Inc.	63,528	2,015,743
Glacier Bancorp, Inc.	253,739	9,180,277
Great Southern Bancorp, Inc.	19,848	1,020,187
Greene County Bancorp, Inc.	16,070	472,779
Guaranty Bancshares, Inc.	18,325	526,477
Hancock Whitney Corp.	196,875	8,936,156
Hanmi Financial Corp.	68,760	1,052,028
HarborOne Bancorp, Inc.	91,381	925,690
HBT Financial, Inc.	29,948	552,690
Heartland Financial USA, Inc.	95,894	4,038,096
Heritage Commerce Corp.	133,925	1,063,365
Heritage Financial Corp.	78,369	1,390,266
Hilltop Holdings, Inc.	105,912	3,098,985
Hingham Institution For Savings (a)	3,451	582,874
Home Bancorp, Inc.	16,575	580,125
Home BancShares, Inc.	429,326	10,166,440
HomeStreet, Inc.	41,302	505,950
HomeTrust Bancshares, Inc.	33,980	873,286
Hope Bancorp, Inc.	261,741	2,622,645
Horizon Bancorp, Inc.	97,777	1,122,480
Independent Bank Corp.	45,131	1,119,700
Independent Bank Corp.	100,624	5,055,350
Independent Bank Group, Inc.	82,080	3,056,659
International Bancshares Corp.	122,018	6,790,302
John Marshall Bancorp, Inc.	28,487	470,605
Kearny Financial Corp.	124,974	674,860
Lakeland Bancorp, Inc.	141,395	1,723,605
Lakeland Financial Corp.	56,311	3,309,397
LCNB Corp.	26,189	369,265
Live Oak Bancshares, Inc.	76,314	2,466,469
Macatawa Bank Corp.	60,449	846,286
MainStreet Bancshares, Inc.	15,928	243,221
Mercantile Bank Corp.	35,679	1,287,298
Metrocity Bankshares, Inc.	41,111	944,731
Metropolitan Bank Holding Corp. *	23,800	944,860
Mid Penn Bancorp, Inc.	32,620	659,903
Middlefield Banc Corp.	17,969	385,794
Midland States Bancorp, Inc.	46,816	1,025,270
MidWestOne Financial Group, Inc.	32,728	660,124
MVB Financial Corp.	25,950	466,322
National Bank Holdings Corp., Class A	83,504	2,733,086
National Bankshares, Inc.	13,212	354,214
NBT Bancorp, Inc.	103,885	3,637,014
Nicolet Bankshares, Inc.	29,916	2,289,471
Northeast Bank	15,207	786,506
Northeast Community Bancorp, Inc.	28,888	455,853
Northfield Bancorp, Inc.	89,759	748,590
Northrim BanCorp, Inc.	12,105	578,619
Northwest Bancshares, Inc.	288,679	3,059,997
Norwood Financial Corp.	16,877	406,567
Oak Valley Bancorp	15,395	371,789
OceanFirst Financial Corp.	131,899	1,946,829
OFG Bancorp	104,601	3,777,142
Old National Bancorp	715,980	11,842,315
SECURITY	NUMBER OF SHARES	VALUE ($)
Old Second Bancorp, Inc.	98,313	1,346,888
Orange County Bancorp, Inc.	11,677	504,563
Origin Bancorp, Inc.	66,080	1,962,576
Orrstown Financial Services, Inc.	23,501	616,196
Pacific Premier Bancorp, Inc.	216,143	4,647,075
Park National Corp.	32,481	4,278,073
Parke Bancorp, Inc.	23,991	394,892
Pathward Financial, Inc.	59,139	2,978,831
PCB Bancorp	24,946	363,214
Peapack-Gladstone Financial Corp.	38,382	858,989
Penns Woods Bancorp, Inc.	15,676	274,016
Peoples Bancorp, Inc.	79,469	2,307,780
Peoples Financial Services Corp.	15,298	579,335
Pioneer Bancorp, Inc. *	26,534	234,959
Plumas Bancorp	12,503	439,605
Ponce Financial Group, Inc. *	43,138	346,830
Preferred Bank	28,910	2,188,198
Premier Financial Corp.	80,369	1,557,551
Primis Financial Corp.	46,338	450,405
Princeton Bancorp, Inc.	11,623	338,810
Provident Financial Services, Inc.	166,489	2,444,059
QCR Holdings, Inc.	37,292	2,049,568
RBB Bancorp	36,921	655,717
Red River Bancshares, Inc.	10,667	482,255
Renasant Corp.	125,143	3,636,656
Republic Bancorp, Inc., Class A	19,108	969,158
S&T Bancorp, Inc.	86,408	2,605,201
Sandy Spring Bancorp, Inc.	99,339	2,031,483
Seacoast Banking Corp. of Florida	190,841	4,402,702
ServisFirst Bancshares, Inc.	115,718	6,822,733
Shore Bancshares, Inc.	68,451	708,468
Sierra Bancorp	31,160	617,591
Simmons First National Corp., Class A	282,523	4,828,318
SmartFinancial, Inc.	36,269	745,328
South Plains Financial, Inc.	25,887	670,991
Southern First Bancshares, Inc. *	17,543	452,960
Southern Missouri Bancorp, Inc.	21,244	851,884
Southern States Bancshares, Inc.	17,156	414,661
Southside Bancshares, Inc.	65,117	1,736,019
SouthState Corp.	172,937	13,091,331
Stellar Bancorp, Inc.	110,463	2,452,279
Sterling Bancorp, Inc. *	46,944	222,045
Stock Yards Bancorp, Inc.	61,477	2,738,800
Summit Financial Group, Inc.	25,643	678,770
Texas Capital Bancshares, Inc. *	107,374	6,163,268
Third Coast Bancshares, Inc. *	28,701	557,373
Timberland Bancorp, Inc.	16,572	404,357
Tompkins Financial Corp.	31,414	1,381,588
Towne Bank	159,065	4,115,012
TriCo Bancshares	70,442	2,449,268
Triumph Financial, Inc. *	50,429	3,548,184
TrustCo Bank Corp.	42,028	1,118,785
Trustmark Corp.	137,950	4,083,320
UMB Financial Corp.	100,489	8,004,954
United Bankshares, Inc.	297,595	9,659,934
United Community Banks, Inc.	262,572	6,624,692
Unity Bancorp, Inc.	16,861	453,898
Univest Financial Corp.	65,706	1,371,284
USCB Financial Holdings, Inc.	24,056	267,984
Valley National Bancorp	979,890	6,869,029
Veritex Holdings, Inc.	118,922	2,316,601
Virginia National Bankshares Corp.	10,808	304,894
WaFd, Inc.	153,903	4,169,232
Washington Trust Bancorp, Inc.	38,689	985,022
WesBanco, Inc.	130,829	3,532,383
West BanCorp, Inc.	37,167	604,335
Westamerica BanCorp	58,713	2,733,090
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WSFS Financial Corp.	137,249	5,864,650
		475,621,290

Capital Goods 12.2%
374Water, Inc. *	135,387	201,727
3D Systems Corp. *	296,113	991,979
AAON, Inc.	153,876	14,478,193
AAR Corp. *	76,661	5,300,342
AeroVironment, Inc. *	61,254	9,787,777
AerSale Corp. *	76,485	545,338
Alamo Group, Inc.	22,999	4,470,546
Albany International Corp., Class A	71,088	5,669,268
Allient, Inc.	28,969	851,399
Alta Equipment Group, Inc.	52,959	588,374
Ameresco, Inc., Class A *	72,448	1,516,337
American Woodmark Corp. *	36,373	3,349,226
Amprius Technologies, Inc. *	12,291	22,984
API Group Corp. *	475,132	18,325,841
Apogee Enterprises, Inc.	50,152	3,098,391
Applied Industrial Technologies, Inc.	87,654	16,062,595
Archer Aviation, Inc., Class A *(a)	348,610	1,352,607
Arcosa, Inc.	110,077	8,368,053
Argan, Inc.	28,774	1,733,921
Array Technologies, Inc. *	342,996	4,232,571
Astec Industries, Inc.	51,374	2,147,433
Astronics Corp. *	62,899	1,054,816
Atkore, Inc.	84,579	14,826,699
Atmus Filtration Technologies, Inc. *	191,347	5,795,901
AZZ, Inc.	65,403	4,684,817
Babcock & Wilcox Enterprises, Inc. *	140,086	142,888
Barnes Group, Inc.	111,039	3,855,274
Beacon Roofing Supply, Inc. *	143,641	14,152,948
Blink Charging Co. *(a)	125,706	318,036
Bloom Energy Corp., Class A *(a)	439,070	4,886,849
Blue Bird Corp. *	63,294	2,085,854
BlueLinx Holdings, Inc. *	19,177	2,103,142
Boise Cascade Co.	90,237	11,935,648
Bowman Consulting Group Ltd., Class A *	24,296	789,377
Brookfield Business Corp., Class A	58,975	1,200,141
Cadre Holdings, Inc.	43,847	1,462,297
Chart Industries, Inc. *	97,629	14,064,434
Columbus McKinnon Corp.	64,069	2,644,128
Comfort Systems USA, Inc.	80,404	24,877,802
Commercial Vehicle Group, Inc. *	73,434	441,338
Concrete Pumping Holdings, Inc. *	55,510	369,141
Construction Partners, Inc., Class A *	97,598	5,039,961
CSW Industrials, Inc.	34,973	8,310,284
Custom Truck One Source, Inc. *	126,519	631,330
Desktop Metal, Inc., Class A *(a)	650,004	508,563
Distribution Solutions Group, Inc. *	23,080	760,948
DNOW, Inc. *	241,644	3,409,597
Douglas Dynamics, Inc.	50,983	1,154,255
Dragonfly Energy Holdings Corp. *	64,702	55,501
Ducommun, Inc. *	30,270	1,637,304
DXP Enterprises, Inc. *	29,856	1,455,779
Dycom Industries, Inc. *	65,023	9,104,520
Encore Wire Corp.	34,202	9,554,671
Energy Recovery, Inc. *	125,588	1,871,261
Energy Vault Holdings, Inc. *	224,131	284,646
Enerpac Tool Group Corp., Class A	123,738	4,408,785
EnerSys	92,589	8,374,675
Enovix Corp. *(a)	314,610	1,969,459
Enpro, Inc.	47,571	7,141,834
Eos Energy Enterprises, Inc. *(a)	346,894	268,218
ESCO Technologies, Inc.	58,208	5,905,202
ESS Tech, Inc. *	201,873	152,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Eve Holding, Inc. *	41,374	223,006
EVI Industries, Inc.	14,660	300,823
Federal Signal Corp.	136,212	11,074,036
Fluence Energy, Inc. *	132,710	2,367,546
Fluor Corp. *	323,947	13,064,782
Franklin Electric Co., Inc.	105,004	10,108,735
FTAI Aviation Ltd.	226,088	15,873,638
FTC Solar, Inc. *	145,416	66,891
FuelCell Energy, Inc. *(a)	1,023,701	949,790
GATX Corp.	80,747	9,880,203
Gencor Industries, Inc. *	24,095	408,892
Gibraltar Industries, Inc. *	69,566	4,971,186
Global Industrial Co.	30,115	1,159,729
GMS, Inc. *	90,916	8,411,548
Gorman-Rupp Co.	51,958	1,723,447
GrafTech International Ltd.	435,411	748,907
Granite Construction, Inc.	100,336	5,568,648
Great Lakes Dredge & Dock Corp. *	148,593	980,714
Greenbrier Cos., Inc.	69,219	3,418,726
Griffon Corp.	89,438	5,859,978
H&E Equipment Services, Inc.	72,851	3,517,975
Helios Technologies, Inc.	75,240	3,393,324
Herc Holdings, Inc.	64,303	9,197,258
Hillenbrand, Inc.	159,073	7,590,964
Hillman Solutions Corp. *	442,341	4,228,780
Hudson Technologies, Inc. *	100,472	996,682
Hyliion Holdings Corp. *	342,611	441,968
Hyster-Yale Materials Handling, Inc.	25,197	1,475,788
IES Holdings, Inc. *	18,510	2,501,071
INNOVATE Corp. *	55,460	38,916
Insteel Industries, Inc.	42,531	1,365,245
Janus International Group, Inc. *	192,755	2,777,600
JELD-WEN Holding, Inc. *	193,034	3,957,197
John Bean Technologies Corp.	72,334	6,444,236
Kadant, Inc.	26,537	7,265,565
Karat Packaging, Inc.	15,653	424,196
Kennametal, Inc.	180,711	4,252,130
Kratos Defense & Security Solutions, Inc. *	327,304	5,832,557
Leonardo DRS, Inc. *	155,904	3,355,054
Limbach Holdings, Inc. *	21,075	955,330
Lindsay Corp.	25,083	2,913,390
LSI Industries, Inc.	64,536	942,226
Luxfer Holdings PLC	59,849	576,346
Manitowoc Co., Inc. *	78,393	948,555
Masonite International Corp. *	49,761	6,595,821
Masterbrand, Inc. *	291,304	4,856,038
Mayville Engineering Co., Inc. *	25,193	346,656
McGrath RentCorp	56,104	5,984,053
Microvast Holdings, Inc. *	496,170	194,449
Miller Industries, Inc.	25,190	1,227,005
Moog, Inc., Class A	65,564	10,429,265
MRC Global, Inc. *	190,319	2,137,282
Mueller Industries, Inc.	254,612	14,212,442
Mueller Water Products, Inc., Class A	353,036	5,592,090
MYR Group, Inc. *	37,350	6,209,437
National Presto Industries, Inc.	11,796	967,154
NEXTracker, Inc., Class A *	285,835	12,230,880
Nikola Corp. *(a)	1,677,189	1,040,863
Northwest Pipe Co. *	22,322	706,491
NuScale Power Corp. *(a)	126,882	735,916
Omega Flex, Inc.	7,464	494,565
Park Aerospace Corp.	43,088	614,866
Park-Ohio Holdings Corp.	19,087	487,291
Powell Industries, Inc.	21,056	3,011,008
Preformed Line Products Co.	5,549	671,595
Primoris Services Corp.	120,848	5,631,517
Proto Labs, Inc. *	58,896	1,795,150
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Quanex Building Products Corp.	75,348	2,503,061
Redwire Corp. *(a)	17,938	67,806
Resideo Technologies, Inc. *	332,645	6,496,557
REV Group, Inc.	72,327	1,581,068
Rocket Lab USA, Inc. *	639,523	2,404,606
Rush Enterprises, Inc., Class A	137,793	6,051,869
Rush Enterprises, Inc., Class B	20,660	845,201
SES AI Corp. *	283,373	447,729
Shoals Technologies Group, Inc., Class A *	388,622	3,283,856
Shyft Group, Inc.	76,874	836,389
Simpson Manufacturing Co., Inc.	97,494	16,953,232
SKYX Platforms Corp. *(a)	147,033	151,444
Southland Holdings, Inc. *	7,398	32,403
SPX Technologies, Inc. *	100,305	12,218,152
Standex International Corp.	26,726	4,620,391
Stem, Inc. *(a)	326,784	601,283
Sterling Infrastructure, Inc. *	68,009	6,909,714
SunPower Corp. *(a)	201,271	414,618
Tennant Co.	42,163	4,911,146
Terex Corp.	150,851	8,455,199
Terran Orbital Corp. *(a)	229,525	302,973
Thermon Group Holdings, Inc. *	75,769	2,419,304
Titan International, Inc. *	116,596	1,284,888
Titan Machinery, Inc. *	46,532	1,035,802
TPI Composites, Inc. *(a)	96,647	307,337
Transcat, Inc. *	18,609	1,998,048
Trinity Industries, Inc.	184,947	4,812,321
Triumph Group, Inc. *	147,463	1,970,106
Tutor Perini Corp. *	97,057	1,614,058
UFP Industries, Inc.	136,423	15,374,872
V2X, Inc. *	26,004	1,263,274
Velo3D, Inc. *	203,467	53,837
Vicor Corp. *	50,573	1,637,554
Virgin Galactic Holdings, Inc. *	811,192	705,818
Wabash National Corp.	104,440	2,413,608
Watts Water Technologies, Inc., Class A	62,135	12,331,312
Willis Lease Finance Corp. *	6,688	325,104
Xometry, Inc., Class A *(a)	77,710	1,388,678
Zurn Elkay Water Solutions Corp.	336,381	10,521,998
		687,057,445

Commercial & Professional Services 4.1%
ABM Industries, Inc.	143,096	6,253,295
ACCO Brands Corp.	209,004	1,007,399
ACV Auctions, Inc., Class A *	289,196	5,046,470
Alight, Inc., Class A *	939,940	8,478,259
Aris Water Solutions, Inc., Class A	68,277	957,926
ASGN, Inc. *	104,834	10,111,239
Asure Software, Inc. *	53,725	397,028
Barrett Business Services, Inc.	14,749	1,792,004
Blacksky Technology, Inc. *	288,397	348,960
BrightView Holdings, Inc. *	94,209	1,059,851
Brink's Co.	101,394	8,867,919
Casella Waste Systems, Inc., Class A *	128,276	11,596,150
CBIZ, Inc. *	108,751	7,740,896
CECO Environmental Corp. *	68,022	1,470,636
Cimpress PLC *	40,838	3,482,256
CompX International, Inc.	3,409	107,349
Conduent, Inc. *	390,621	1,230,456
CoreCivic, Inc. *	257,816	3,841,458
CRA International, Inc.	15,422	2,237,578
CSG Systems International, Inc.	67,220	3,175,473
Deluxe Corp.	98,436	1,944,111
Ennis, Inc.	57,524	1,144,728
Enviri Corp. *	178,440	1,388,263
ExlService Holdings, Inc. *	367,548	10,658,892
SECURITY	NUMBER OF SHARES	VALUE ($)
Exponent, Inc.	114,879	10,558,529
First Advantage Corp.	122,545	1,997,484
FiscalNote Holdings, Inc. *	142,336	193,577
Forrester Research, Inc. *	26,356	479,416
Franklin Covey Co. *	26,128	1,017,424
GEO Group, Inc. *	273,121	4,058,578
Healthcare Services Group, Inc. *	168,552	1,790,022
Heidrick & Struggles International, Inc.	45,097	1,329,460
HireQuest, Inc.	12,249	157,032
HireRight Holdings Corp. *	29,756	425,511
HNI Corp.	104,635	4,389,438
Huron Consulting Group, Inc. *	42,141	3,929,227
IBEX Holdings Ltd. *	21,846	286,183
ICF International, Inc.	42,551	6,139,684
Innodata, Inc. *(a)	60,590	353,846
Insperity, Inc.	80,668	8,303,157
Interface, Inc., Class A	130,848	2,000,666
Kelly Services, Inc., Class A	70,964	1,627,914
Kforce, Inc.	42,688	2,636,411
Korn Ferry	118,423	7,190,645
LanzaTech Global, Inc. *	47,134	102,045
Legalzoom.com, Inc. *	303,237	3,623,682
Li-Cycle Holdings Corp. *	318,432	208,605
Liquidity Services, Inc. *	52,629	908,377
Matthews International Corp., Class A	67,744	1,827,733
Maximus, Inc.	138,254	11,099,031
MillerKnoll, Inc.	167,251	4,253,193
Mistras Group, Inc. *	47,603	416,526
Montrose Environmental Group, Inc. *	64,050	2,781,051
NL Industries, Inc.	18,784	154,217
NV5 Global, Inc. *	31,577	2,944,239
OPENLANE, Inc. *	242,129	4,159,776
Parsons Corp. *	93,680	7,354,817
Performant Financial Corp. *	153,846	409,230
Pitney Bowes, Inc.	398,652	1,698,258
Planet Labs PBC *	391,106	660,969
Quad/Graphics, Inc.	70,560	316,814
Resources Connection, Inc.	73,695	814,330
Skillsoft Corp. *	10,299	74,050
SP Plus Corp. *	44,383	2,266,196
Steelcase, Inc., Class A	209,470	2,519,924
Sterling Check Corp. *	69,347	1,049,220
TriNet Group, Inc.	72,833	7,310,248
TrueBlue, Inc. *	67,879	707,299
TTEC Holdings, Inc.	44,925	327,054
UniFirst Corp.	34,128	5,464,917
Upwork, Inc. *	283,862	3,321,185
Verra Mobility Corp., Class A *	310,594	7,323,807
Viad Corp. *	45,927	1,583,563
VSE Corp.	29,657	2,315,322
Willdan Group, Inc. *	27,961	788,221
		231,986,699

Consumer Discretionary Distribution & Retail 2.8%
1-800-Flowers.com, Inc., Class A *	59,555	540,164
Aaron's Co., Inc.	70,095	484,356
Abercrombie & Fitch Co., Class A *	110,869	13,472,801
Academy Sports & Outdoors, Inc.	164,036	9,563,299
American Eagle Outfitters, Inc.	414,445	10,054,436
America's Car-Mart, Inc. *	13,304	761,521
Arko Corp.	181,467	780,308
Asbury Automotive Group, Inc. *	47,085	9,899,150
BARK, Inc. *	308,341	339,175
Beyond, Inc. *	102,750	2,068,357
Big 5 Sporting Goods Corp.	49,178	174,090
Big Lots, Inc. *(a)	65,069	229,043
Boot Barn Holdings, Inc. *	68,605	7,304,374
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Buckle, Inc.	69,215	2,587,949
Build-A-Bear Workshop, Inc.	29,182	880,129
Caleres, Inc.	77,068	2,838,414
Camping World Holdings, Inc., Class A	94,775	1,921,089
CarParts.com, Inc. *	118,534	145,797
Carvana Co., Class A *	234,265	19,425,254
Cato Corp., Class A	39,806	191,865
Children's Place, Inc. *(a)	26,596	185,108
ContextLogic, Inc., Class A *	50,734	281,574
Designer Brands, Inc., Class A	95,450	886,730
Destination XL Group, Inc. *	129,962	417,178
Dillard's, Inc., Class A	7,717	3,379,969
Duluth Holdings, Inc., Class B *	31,550	132,826
Envela Corp. *	17,343	74,401
EVgo, Inc., Class A *(a)	235,755	426,717
Foot Locker, Inc.	185,933	3,876,703
Genesco, Inc. *	25,364	641,963
Group 1 Automotive, Inc.	30,979	9,108,446
GrowGeneration Corp. *	133,787	400,023
Guess?, Inc.	63,822	1,709,153
Haverty Furniture Cos., Inc.	33,501	1,031,831
Hibbett, Inc.	26,349	2,272,338
J Jill, Inc. *	10,402	259,218
Lands' End, Inc. *	34,061	465,954
Lazydays Holdings, Inc. *	17,977	63,639
Leslie's, Inc. *	405,146	1,592,224
MarineMax, Inc. *	49,339	1,217,193
Monro, Inc.	67,270	1,833,107
National Vision Holdings, Inc. *	176,328	3,071,634
ODP Corp. *	72,336	3,682,626
OneWater Marine, Inc., Class A *	26,450	547,780
PetMed Express, Inc.	50,250	198,488
Qurate Retail, Inc., Class B *	3,032	11,582
Rent the Runway, Inc., Class A *(a)	5,495	55,774
Revolve Group, Inc. *	90,330	1,798,470
Sally Beauty Holdings, Inc. *	243,393	2,640,814
Savers Value Village, Inc. *	58,184	961,200
Shoe Carnival, Inc.	41,280	1,380,403
Signet Jewelers Ltd.	99,339	9,738,202
Sleep Number Corp. *	47,938	638,055
Sonic Automotive, Inc., Class A	33,235	1,922,312
Sportsman's Warehouse Holdings, Inc. *	86,556	276,979
Stitch Fix, Inc., Class A *	204,677	433,915
ThredUp, Inc., Class A *	164,143	262,629
Tile Shop Holdings, Inc. *	66,888	449,487
Tilly's, Inc., Class A *	51,150	310,481
Torrid Holdings, Inc. *(a)	27,619	140,028
Upbound Group, Inc.	121,322	3,762,195
Urban Outfitters, Inc. *	145,049	5,651,109
Warby Parker, Inc., Class A *	194,654	2,285,238
Weyco Group, Inc.	13,968	409,961
Winmark Corp.	6,472	2,325,519
Zumiez, Inc. *	36,639	630,191
		157,502,938

Consumer Durables & Apparel 3.2%
Acushnet Holdings Corp.	68,651	4,186,338
Allbirds, Inc., Class A *	230,876	139,287
AMMO, Inc. *	200,967	510,456
Beazer Homes USA, Inc. *	67,316	1,886,867
Cavco Industries, Inc. *	19,025	6,929,095
Century Communities, Inc.	64,695	5,131,607
Clarus Corp.	66,909	423,534
Cricut, Inc., Class A	110,093	585,695
Dream Finders Homes, Inc., Class A *	55,296	1,963,008
Escalade, Inc.	22,762	283,615
Ethan Allen Interiors, Inc.	51,768	1,461,928
SECURITY	NUMBER OF SHARES	VALUE ($)
Figs, Inc., Class A *	287,789	1,470,602
Fossil Group, Inc. *(b)	110,605	86,029
Funko, Inc., Class A *	83,510	508,576
G-III Apparel Group Ltd. *	93,690	2,637,373
GoPro, Inc., Class A *	294,182	508,935
Green Brick Partners, Inc. *	59,112	3,199,733
Hanesbrands, Inc. *	797,436	3,636,308
Helen of Troy Ltd. *	54,081	5,013,850
Hooker Furnishings Corp.	23,825	405,025
Hovnanian Enterprises, Inc., Class A *	11,125	1,644,609
Installed Building Products, Inc.	53,846	12,693,118
iRobot Corp. *	60,795	520,405
JAKKS Pacific, Inc. *	16,527	312,526
Johnson Outdoors, Inc., Class A	12,258	502,701
KB Home	155,024	10,039,354
Kontoor Brands, Inc.	127,573	7,917,180
Landsea Homes Corp. *	44,586	514,968
Latham Group, Inc. *	88,803	248,648
La-Z-Boy, Inc.	98,427	3,232,343
Legacy Housing Corp. *	24,487	498,800
LGI Homes, Inc. *	47,417	4,264,211
Lovesac Co. *	32,088	711,712
M/I Homes, Inc. *	61,168	7,108,945
Malibu Boats, Inc., Class A *	45,924	1,562,334
Marine Products Corp.	19,228	206,701
MasterCraft Boat Holdings, Inc. *	39,108	791,155
Meritage Homes Corp.	82,740	13,713,328
Movado Group, Inc.	35,097	893,921
Oxford Industries, Inc.	33,964	3,660,640
Purple Innovation, Inc., Class A *	127,139	193,251
Rocky Brands, Inc.	15,946	410,928
Skyline Champion Corp. *	122,757	9,205,547
Smith & Wesson Brands, Inc.	103,878	1,762,810
Snap One Holdings Corp. *	41,194	435,833
Solo Brands, Inc., Class A *	44,960	84,525
Sonos, Inc. *	281,958	4,765,090
Steven Madden Ltd.	167,801	6,780,838
Sturm Ruger & Co., Inc.	39,427	1,822,710
Taylor Morrison Home Corp., Class A *	235,326	13,180,609
Topgolf Callaway Brands Corp. *	327,530	5,247,031
Traeger, Inc. *	81,565	175,365
Tri Pointe Homes, Inc. *	218,287	8,043,876
United Homes Group, Inc. *	14,068	93,974
Vera Bradley, Inc. *	59,949	395,064
Vista Outdoor, Inc. *	130,923	4,594,088
Vizio Holding Corp., Class A *	174,388	1,848,513
VOXX International Corp., Class A *	27,479	162,126
Wolverine World Wide, Inc.	175,485	1,884,709
Worthington Enterprises, Inc.	69,808	3,990,225
		177,082,572

Consumer Services 3.3%
2U, Inc. *	182,090	45,158
Accel Entertainment, Inc., Class A *	121,826	1,308,411
Adtalem Global Education, Inc. *	88,616	4,397,126
Bally's Corp. *	66,343	871,747
Biglari Holdings, Inc., Class B *	1,689	332,919
BJ's Restaurants, Inc. *	51,017	1,662,644
Bloomin' Brands, Inc.	199,369	5,141,727
Bowlero Corp., Class A (a)	36,617	430,250
Brinker International, Inc. *	99,917	5,355,551
Carriage Services, Inc., Class A	30,682	784,846
Carrols Restaurant Group, Inc.	79,489	756,735
Century Casinos, Inc. *	62,870	186,724
Cheesecake Factory, Inc.	108,325	3,739,379
Chegg, Inc. *	260,207	1,345,270
Chuy's Holdings, Inc. *	39,272	1,156,953
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Coursera, Inc. *	300,107	3,067,094
Cracker Barrel Old Country Store, Inc. (a)	50,097	2,915,144
Dave & Buster's Entertainment, Inc. *	76,650	4,093,110
Denny's Corp. *	115,048	922,685
Dine Brands Global, Inc.	35,077	1,546,896
Duolingo, Inc. *	67,204	15,171,303
El Pollo Loco Holdings, Inc. *	62,215	530,072
European Wax Center, Inc., Class A *	76,769	902,803
Everi Holdings, Inc. *	184,581	1,508,027
First Watch Restaurant Group, Inc. *	50,170	1,280,338
Frontdoor, Inc. *	184,410	5,659,543
Full House Resorts, Inc. *	75,097	382,995
Global Business Travel Group I *	73,773	446,327
Golden Entertainment, Inc.	45,804	1,468,018
Graham Holdings Co., Class B	7,910	5,547,837
Hilton Grand Vacations, Inc. *	179,007	7,453,852
Inspired Entertainment, Inc. *	49,619	421,762
International Game Technology PLC	247,193	4,879,590
Jack in the Box, Inc.	44,824	2,558,106
Krispy Kreme, Inc.	198,064	2,505,510
Kura Sushi USA, Inc., Class A *	13,281	1,461,972
Laureate Education, Inc.	296,954	4,305,833
Life Time Group Holdings, Inc. *	101,124	1,381,354
Light & Wonder, Inc. *	205,261	18,321,597
Lincoln Educational Services Corp. *	54,578	581,801
Lindblad Expeditions Holdings, Inc. *	77,761	570,766
Monarch Casino & Resort, Inc.	30,524	2,068,611
Mondee Holdings, Inc., Class A *(a)	103,793	227,307
Nathan's Famous, Inc.	6,447	416,541
Nerdy, Inc. *	152,694	395,477
Noodles & Co., Class A *	91,768	138,570
ONE Group Hospitality, Inc. *	50,200	269,072
OneSpaWorld Holdings Ltd. *	189,190	2,406,497
Papa John's International, Inc.	74,887	4,619,779
Perdoceo Education Corp.	148,177	2,711,639
PlayAGS, Inc. *	87,556	773,995
Portillo's, Inc., Class A *	102,367	1,255,019
Potbelly Corp. *	59,617	607,497
RCI Hospitality Holdings, Inc.	19,698	999,870
Red Robin Gourmet Burgers, Inc. *	36,084	272,434
Red Rock Resorts, Inc., Class A	108,134	5,744,078
Rush Street Interactive, Inc. *	144,765	925,048
Sabre Corp. *	756,013	2,169,757
Shake Shack, Inc., Class A *	85,693	9,070,604
Six Flags Entertainment Corp. *	165,400	3,900,132
Strategic Education, Inc.	51,516	5,916,097
Stride, Inc. *	96,439	6,437,303
Super Group SGHC Ltd. *	307,798	972,642
Sweetgreen, Inc., Class A *	222,620	5,002,271
Target Hospitality Corp. *	70,223	781,231
Udemy, Inc. *	203,358	2,037,647
United Parks & Resorts, Inc. *	82,393	4,187,212
Universal Technical Institute, Inc. *	89,640	1,364,321
WW International, Inc. *	127,364	230,529
Xponential Fitness, Inc., Class A *	52,765	672,754
		183,973,709

Consumer Staples Distribution & Retail 0.6%
Andersons, Inc.	72,943	4,007,488
Chefs' Warehouse, Inc. *	79,982	2,645,805
HF Foods Group, Inc. *	92,601	270,395
Ingles Markets, Inc., Class A	32,274	2,315,660
Natural Grocers by Vitamin Cottage, Inc.	21,852	357,499
PriceSmart, Inc.	58,017	4,675,590
SpartanNash Co.	79,030	1,508,683
Sprouts Farmers Market, Inc. *	231,415	15,280,332
United Natural Foods, Inc. *	134,836	1,204,085
SECURITY	NUMBER OF SHARES	VALUE ($)
Village Super Market, Inc., Class A	19,625	548,911
Weis Markets, Inc.	37,406	2,361,441
		35,175,889

Energy 7.5%
Amplify Energy Corp. *	82,931	585,493
Archrock, Inc.	315,907	6,062,255
Ardmore Shipping Corp.	95,560	1,600,630
Atlas Energy Solutions, Inc., Class A	40,906	908,522
Berry Corp.	172,629	1,465,620
Borr Drilling Ltd. *	499,630	2,648,039
Bristow Group, Inc. *	53,462	1,406,585
Cactus, Inc., Class A	148,697	7,381,319
California Resources Corp.	158,059	8,354,999
Centrus Energy Corp., Class A *	27,817	1,194,184
ChampionX Corp.	444,727	14,929,485
Chord Energy Corp.	95,054	16,822,657
Civitas Resources, Inc.	183,654	13,215,742
Clean Energy Fuels Corp. *	391,562	908,424
CNX Resources Corp. *	355,395	8,358,890
Comstock Resources, Inc.	209,604	2,108,616
CONSOL Energy, Inc.	69,486	5,750,661
Core Laboratories, Inc.	106,957	1,689,921
Crescent Energy Co., Class A	174,791	1,859,776
CVR Energy, Inc.	67,163	2,040,412
Delek U.S. Holdings, Inc.	143,836	3,931,038
DHT Holdings, Inc.	307,310	3,509,480
Diamond Offshore Drilling, Inc. *	230,656	2,823,229
DMC Global, Inc. *	44,001	697,416
Dorian LPG Ltd.	78,227	3,232,340
Dril-Quip, Inc. *	77,188	1,403,278
Empire Petroleum Corp. *(a)	33,956	175,892
Encore Energy Corp. *	370,425	1,633,574
Energy Fuels, Inc. *(a)	365,880	1,895,258
Equitrans Midstream Corp.	992,186	13,424,277
Evolution Petroleum Corp.	73,010	394,254
Excelerate Energy, Inc., Class A	40,791	687,736
Expro Group Holdings NV *	203,037	3,808,974
FLEX LNG Ltd.	67,606	1,758,432
Forum Energy Technologies, Inc. *	22,424	418,208
FutureFuel Corp.	59,766	323,932
Gevo, Inc. *	532,289	350,672
Golar LNG Ltd.	225,254	5,523,228
Granite Ridge Resources, Inc.	77,854	507,608
Green Plains, Inc. *	133,470	2,758,825
Gulfport Energy Corp. *	24,795	3,935,214
Hallador Energy Co. *	52,560	268,582
Helix Energy Solutions Group, Inc. *	326,197	3,503,356
Helmerich & Payne, Inc.	220,879	8,687,171
HighPeak Energy, Inc. (a)	27,792	394,924
International Seaways, Inc.	92,524	5,115,652
Kinetik Holdings, Inc., Class A	82,617	3,167,536
KLX Energy Services Holdings, Inc. *(a)	28,956	191,978
Kodiak Gas Services, Inc.	35,888	975,436
Kosmos Energy Ltd. *	1,037,627	5,883,345
Liberty Energy, Inc., Class A	372,801	8,201,622
Magnolia Oil & Gas Corp., Class A	402,137	10,081,575
Mammoth Energy Services, Inc. *	53,242	173,036
Matador Resources Co.	257,364	16,033,777
Murphy Oil Corp.	330,221	14,741,065
Nabors Industries Ltd. *	20,974	1,510,757
NACCO Industries, Inc., Class A	9,708	267,358
Newpark Resources, Inc. *	169,687	1,177,628
NextDecade Corp. *	179,248	1,150,772
Noble Corp. PLC	255,891	11,356,443
Nordic American Tankers Ltd.	464,062	1,809,842
Northern Oil & Gas, Inc.	199,697	8,145,641
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oceaneering International, Inc. *	228,712	5,239,792
Oil States International, Inc. *	141,324	563,883
Overseas Shipholding Group, Inc., Class A	131,988	802,487
Par Pacific Holdings, Inc. *	125,195	3,856,006
Patterson-UTI Energy, Inc.	802,087	8,678,581
PBF Energy, Inc., Class A	250,591	13,348,983
Peabody Energy Corp.	256,586	5,629,497
Permian Resources Corp., Class A	1,035,889	17,351,141
PrimeEnergy Resources Corp. *	1,690	173,157
ProFrac Holding Corp., Class A *	60,024	436,374
ProPetro Holding Corp. *	214,103	1,866,978
Ranger Energy Services, Inc.	32,593	320,715
REX American Resources Corp. *	35,185	1,946,786
Riley Exploration Permian, Inc.	20,223	524,382
Ring Energy, Inc. *	269,790	512,601
RPC, Inc.	193,461	1,294,254
SandRidge Energy, Inc.	72,393	991,784
Scorpio Tankers, Inc.	108,397	7,626,813
SEACOR Marine Holdings, Inc. *	53,989	659,746
Seadrill Ltd. *	106,612	5,176,013
Select Water Solutions, Inc.	180,609	1,668,827
SFL Corp. Ltd.	261,341	3,483,676
SilverBow Resources, Inc. *	52,883	1,624,566
Sitio Royalties Corp., Class A	186,240	4,328,218
SM Energy Co.	263,171	12,761,162
Solaris Oilfield Infrastructure, Inc., Class A	67,085	591,019
Talos Energy, Inc. *	315,306	4,155,733
Teekay Corp. *	142,441	1,042,668
Teekay Tankers Ltd., Class A	54,202	3,158,351
Tellurian, Inc. *	1,327,539	570,975
TETRA Technologies, Inc. *	284,509	1,220,544
Tidewater, Inc. *	105,323	9,673,918
U.S. Silica Holdings, Inc. *	170,607	2,632,466
Uranium Energy Corp. *	875,255	5,907,971
VAALCO Energy, Inc.	238,892	1,528,909
Valaris Ltd. *	135,007	8,783,555
Verde Clean Fuels, Inc. *	1,285	6,296
Vertex Energy, Inc. *	154,976	201,469
Vital Energy, Inc. *	52,991	2,809,583
Vitesse Energy, Inc.	56,820	1,260,836
W&T Offshore, Inc.	221,250	497,812
Weatherford International PLC *	161,721	19,991,950
World Kinect Corp.	135,669	3,188,221
		423,411,289

Equity Real Estate Investment Trusts (REITs) 5.0%
Acadia Realty Trust	227,794	3,936,280
Alexander & Baldwin, Inc.	164,573	2,710,517
Alexander's, Inc.	4,898	1,036,221
Alpine Income Property Trust, Inc.	29,557	441,286
American Assets Trust, Inc.	110,762	2,364,769
Apartment Investment & Management Co., Class A *	327,332	2,618,656
Apple Hospitality REIT, Inc.	489,449	7,224,267
Armada Hoffler Properties, Inc.	152,475	1,604,037
Braemar Hotels & Resorts, Inc.	149,968	409,413
Brandywine Realty Trust	386,322	1,753,902
Broadstone Net Lease, Inc.	427,110	6,218,722
BRT Apartments Corp.	27,032	484,954
CareTrust REIT, Inc.	272,314	6,731,602
CBL & Associates Properties, Inc.	61,037	1,327,555
Centerspace	34,192	2,299,412
Chatham Lodging Trust	109,196	1,001,327
City Office REIT, Inc.	89,169	415,528
Clipper Realty, Inc.	24,413	102,535
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Healthcare Trust, Inc.	60,406	1,602,571
COPT Defense Properties	256,356	6,144,853
CTO Realty Growth, Inc.	50,164	870,345
DiamondRock Hospitality Co.	476,508	4,240,921
Diversified Healthcare Trust (b)	547,139	1,291,248
Douglas Emmett, Inc.	367,379	5,036,766
Easterly Government Properties, Inc., Class A	216,761	2,533,936
Elme Communities	199,426	3,023,298
Empire Resorts, Inc. *(c)	8,021	19,696
Empire State Realty Trust, Inc., Class A	299,830	2,728,453
Equity Commonwealth *	231,394	4,331,696
Essential Properties Realty Trust, Inc.	353,812	9,319,408
Farmland Partners, Inc.	100,468	1,081,036
Four Corners Property Trust, Inc.	206,104	4,833,139
Getty Realty Corp.	108,264	2,933,954
Gladstone Commercial Corp.	90,967	1,216,229
Gladstone Land Corp.	75,247	954,132
Global Medical REIT, Inc.	138,036	1,119,472
Global Net Lease, Inc.	441,589	3,069,044
Hudson Pacific Properties, Inc.	316,228	1,834,122
Independence Realty Trust, Inc.	512,038	8,074,839
Innovative Industrial Properties, Inc.	63,451	6,560,833
InvenTrust Properties Corp.	154,157	3,906,338
JBG SMITH Properties	213,136	3,199,171
Kite Realty Group Trust	495,009	10,791,196
LTC Properties, Inc.	93,058	3,080,220
LXP Industrial Trust	658,930	5,502,066
Macerich Co.	490,531	6,749,707
National Health Investors, Inc.	94,920	5,985,655
NETSTREIT Corp.	156,583	2,638,424
NexPoint Diversified Real Estate Trust	73,188	437,664
NexPoint Residential Trust, Inc.	50,952	1,744,596
Office Properties Income Trust	110,253	222,711
One Liberty Properties, Inc.	37,206	852,389
Orion Office REIT, Inc.	124,684	389,014
Outfront Media, Inc.	335,867	5,326,851
Paramount Group, Inc.	420,889	1,952,925
Peakstone Realty Trust	81,650	1,140,651
Pebblebrook Hotel Trust	269,606	3,917,375
Phillips Edison & Co., Inc.	272,948	8,925,400
Piedmont Office Realty Trust, Inc., Class A	279,072	1,922,806
Plymouth Industrial REIT, Inc.	103,631	2,163,815
Postal Realty Trust, Inc., Class A	45,528	630,563
PotlatchDeltic Corp.	179,610	7,186,196
Retail Opportunity Investments Corp.	279,235	3,426,213
RLJ Lodging Trust	347,730	3,825,030
Ryman Hospitality Properties, Inc.	132,558	13,982,218
Sabra Health Care REIT, Inc.	525,527	7,315,336
Safehold, Inc.	111,009	2,024,804
Saul Centers, Inc.	26,358	959,695
Service Properties Trust	373,574	2,290,009
SITE Centers Corp.	433,245	5,844,475
SL Green Realty Corp.	147,079	7,328,947
Summit Hotel Properties, Inc.	239,712	1,440,669
Sunstone Hotel Investors, Inc.	468,137	4,774,997
Tanger, Inc.	237,610	6,736,244
Terreno Realty Corp.	204,045	11,089,846
UMH Properties, Inc.	138,207	2,200,255
Uniti Group, Inc.	541,376	3,112,912
Universal Health Realty Income Trust	28,993	1,044,618
Urban Edge Properties	260,417	4,356,776
Veris Residential, Inc.	179,650	2,588,757
Whitestone REIT	110,366	1,269,209
Xenia Hotels & Resorts, Inc.	239,645	3,323,876
		283,101,593

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 5.7%
Acacia Research Corp. *	86,870	423,057
AFC Gamma, Inc.	37,292	447,504
Alerus Financial Corp.	40,316	794,225
AlTi Global, Inc. *	52,822	242,981
A-Mark Precious Metals, Inc.	42,834	1,716,358
Angel Oak Mortgage REIT, Inc.	27,502	289,596
Apollo Commercial Real Estate Finance, Inc.	322,010	3,100,956
Arbor Realty Trust, Inc. (a)	418,841	5,373,730
Ares Commercial Real Estate Corp.	116,643	792,006
ARMOUR Residential REIT, Inc.	112,129	2,037,384
Artisan Partners Asset Management, Inc., Class A	139,623	5,714,769
AssetMark Financial Holdings, Inc. *	50,010	1,690,838
Atlanticus Holdings Corp. *	10,585	279,973
AvidXchange Holdings, Inc. *	342,117	3,989,084
B Riley Financial, Inc. (a)	47,051	1,618,554
Bakkt Holdings, Inc. *	6,496	43,588
Banco Latinoamericano de Comercio Exterior SA, Class E	62,625	1,779,176
BGC Group, Inc., Class A	813,571	6,370,261
Blackstone Mortgage Trust, Inc., Class A	391,166	6,900,168
Bread Financial Holdings, Inc.	112,654	4,158,059
Brightsphere Investment Group, Inc.	73,508	1,634,818
BrightSpire Capital, Inc., Class A	293,422	1,845,624
Cannae Holdings, Inc. *	150,343	2,924,171
Cantaloupe, Inc. *	130,462	755,375
Cass Information Systems, Inc.	31,016	1,339,581
Chicago Atlantic Real Estate Finance, Inc.	37,538	590,848
Chimera Investment Corp.	516,067	2,126,196
Claros Mortgage Trust, Inc.	205,461	1,787,511
Cohen & Steers, Inc.	58,934	4,053,481
Compass Diversified Holdings	143,403	3,150,564
Consumer Portfolio Services, Inc. *	19,828	169,728
Diamond Hill Investment Group, Inc.	6,299	939,937
Donnelley Financial Solutions, Inc. *	56,082	3,520,828
Dynex Capital, Inc.	128,053	1,494,379
Ellington Financial, Inc.	171,594	1,963,035
Enact Holdings, Inc.	67,604	2,009,867
Encore Capital Group, Inc. *	52,798	2,169,470
Enova International, Inc. *	64,265	3,889,960
Essent Group Ltd.	238,029	12,608,396
EVERTEC, Inc.	148,607	5,577,221
Federal Agricultural Mortgage Corp., Class C	20,694	3,851,774
Finance of America Cos., Inc., Class A *	122,094	58,605
FirstCash Holdings, Inc.	85,626	9,674,026
Flywire Corp. *	241,793	4,956,757
Forge Global Holdings, Inc. *	254,489	465,715
Franklin BSP Realty Trust, Inc.	188,616	2,355,814
GCM Grosvenor, Inc., Class A	97,500	920,400
Granite Point Mortgage Trust, Inc.	117,145	502,552
Green Dot Corp., Class A *	106,402	931,018
Hamilton Lane, Inc., Class A	82,881	9,259,465
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	249,465	6,239,120
I3 Verticals, Inc., Class A *	50,950	1,157,075
International Money Express, Inc. *	71,439	1,445,211
Invesco Mortgage Capital, Inc.	111,001	949,059
Jackson Financial, Inc., Class A	181,360	12,390,515
KKR Real Estate Finance Trust, Inc.	132,643	1,248,171
Ladder Capital Corp., Class A	256,921	2,756,762
LendingClub Corp. *	245,118	1,843,287
LendingTree, Inc. *	24,153	1,165,865
MarketWise, Inc.	72,420	112,975
SECURITY	NUMBER OF SHARES	VALUE ($)
Marqeta, Inc., Class A *	1,071,822	5,948,612
Merchants Bancorp	35,756	1,442,039
MFA Financial, Inc.	232,253	2,459,559
Moelis & Co., Class A	151,597	7,440,381
Mr Cooper Group, Inc. *	146,581	11,316,053
Navient Corp.	189,118	2,840,552
Nelnet, Inc., Class A	29,173	2,747,513
NerdWallet, Inc., Class A *	76,330	959,468
New York Mortgage Trust, Inc.	205,430	1,407,196
NewtekOne, Inc.	53,043	572,334
Nexpoint Real Estate Finance, Inc.	18,441	238,995
NMI Holdings, Inc., Class A *	181,266	5,593,869
Ocwen Financial Corp. *	14,688	342,818
Open Lending Corp., Class A *	224,356	1,144,216
OppFi, Inc.	25,079	66,961
Orchid Island Capital, Inc. (a)	117,160	975,943
P10, Inc., Class A	99,806	708,623
Pagseguro Digital Ltd., Class A *	451,502	5,621,200
Patria Investments Ltd., Class A	125,367	1,679,918
Payoneer Global, Inc. *	600,593	2,966,929
Paysafe Ltd. *	74,368	1,057,513
Paysign, Inc. *	74,618	343,243
PennyMac Financial Services, Inc.	58,073	4,973,372
PennyMac Mortgage Investment Trust	197,279	2,732,314
Perella Weinberg Partners, Class A	94,972	1,416,982
Piper Sandler Cos.	39,377	7,709,623
PJT Partners, Inc., Class A	54,025	5,104,822
PRA Group, Inc. *	88,338	2,101,561
Priority Technology Holdings, Inc. *	39,369	126,375
PROG Holdings, Inc.	100,490	3,340,288
Radian Group, Inc.	349,398	10,436,518
Ready Capital Corp.	363,246	3,094,856
Redwood Trust, Inc.	298,758	1,652,132
Regional Management Corp.	18,664	470,519
Remitly Global, Inc. *	309,121	5,511,627
Repay Holdings Corp., Class A *	188,293	1,914,940
Security National Financial Corp., Class A *	28,551	187,866
Silvercrest Asset Management Group, Inc., Class A	21,764	318,843
StepStone Group, Inc., Class A	124,789	4,501,139
StoneCo Ltd., Class A *	661,819	10,324,376
StoneX Group, Inc. *	61,427	4,459,600
SWK Holdings Corp. *	8,736	151,482
TPG RE Finance Trust, Inc.	156,175	1,144,763
Two Harbors Investment Corp.	235,645	2,976,196
Upstart Holdings, Inc. *(a)	168,026	3,718,415
Value Line, Inc.	2,043	73,957
Velocity Financial, Inc. *	19,685	337,598
Victory Capital Holdings, Inc., Class A	60,805	3,092,542
Virtus Investment Partners, Inc.	15,495	3,398,363
Walker & Dunlop, Inc.	72,251	6,620,359
Waterstone Financial, Inc.	40,081	454,519
WisdomTree, Inc.	313,170	2,787,213
World Acceptance Corp. *	9,166	1,260,967
		318,865,485

Food, Beverage & Tobacco 1.5%
Alico, Inc.	16,272	454,152
B&G Foods, Inc.	176,574	1,959,971
Benson Hill, Inc. *	395,910	72,650
Beyond Meat, Inc. *(a)	133,218	903,218
BRC, Inc., Class A *(a)	91,854	358,231
Calavo Growers, Inc.	39,072	1,052,990
Cal-Maine Foods, Inc.	93,382	5,166,826
Coca-Cola Consolidated, Inc.	10,832	8,947,232
Dole PLC	161,789	1,968,972
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Duckhorn Portfolio, Inc. *	121,441	1,028,605
Forafric Global PLC *	11,937	122,593
Fresh Del Monte Produce, Inc.	77,003	1,968,967
Hain Celestial Group, Inc. *	202,022	1,240,415
Ispire Technology, Inc. *	40,909	211,500
J & J Snack Foods Corp.	34,321	4,711,930
John B Sanfilippo & Son, Inc.	20,310	2,024,907
Lancaster Colony Corp.	44,325	8,457,653
Limoneira Co.	40,207	795,294
MGP Ingredients, Inc.	36,019	2,825,330
Mission Produce, Inc. *	109,240	1,239,874
National Beverage Corp. *	53,822	2,395,079
Primo Water Corp.	355,440	6,707,153
Seneca Foods Corp., Class A *	11,041	641,372
Simply Good Foods Co. *	206,183	7,515,370
SunOpta, Inc. *	212,274	1,390,395
TreeHouse Foods, Inc. *	115,045	4,319,940
Turning Point Brands, Inc.	38,674	1,115,358
Universal Corp.	54,705	2,813,478
Utz Brands, Inc.	163,368	2,945,525
Vector Group Ltd.	329,891	3,414,372
Vita Coco Co., Inc. *	85,591	2,074,726
Vital Farms, Inc. *	70,363	1,882,914
Westrock Coffee Co. *(a)	65,109	660,205
Zevia PBC, Class A *	56,995	49,067
		83,436,264

Health Care Equipment & Services 5.5%
23andMe Holding Co., Class A *	705,420	354,262
Accolade, Inc. *	156,818	1,196,521
Accuray, Inc. *	211,089	449,620
AdaptHealth Corp., Class A *	217,000	2,137,450
Addus HomeCare Corp. *	35,513	3,414,575
Agiliti, Inc. *	68,046	690,667
AirSculpt Technologies, Inc. *(a)	28,965	159,597
Alignment Healthcare, Inc. *	191,878	988,172
Alphatec Holdings, Inc. *	209,145	2,639,410
American Well Corp., Class A *	568,020	289,974
AMN Healthcare Services, Inc. *	86,757	5,203,685
AngioDynamics, Inc. *	84,825	491,137
Artivion, Inc. *	89,833	1,762,523
Astrana Health, Inc. *	98,328	3,652,885
AtriCure, Inc. *	106,030	2,557,444
Atrion Corp.	3,094	1,309,659
Avanos Medical, Inc. *	104,664	1,892,325
Aveanna Healthcare Holdings, Inc. *	116,553	262,244
Axogen, Inc. *	93,348	598,361
Axonics, Inc. *	112,848	7,512,291
Beyond Air, Inc. *(a)	58,597	63,285
BrightSpring Health Services, Inc. *	122,342	1,307,836
Brookdale Senior Living, Inc. *	422,395	2,868,062
Butterfly Network, Inc. *(a)	320,332	248,610
CareMax, Inc. *	5,726	20,442
Castle Biosciences, Inc. *	56,942	1,200,907
Cerus Corp. *	399,731	667,551
ClearPoint Neuro, Inc. *	52,401	284,537
Community Health Systems, Inc. *	283,193	934,537
CONMED Corp.	69,772	4,743,101
CorVel Corp. *	19,860	4,743,561
Cross Country Healthcare, Inc. *	76,091	1,339,202
Cutera, Inc. *(a)	42,386	102,574
CVRx, Inc. *	25,423	394,311
Definitive Healthcare Corp., Class A *	109,514	760,027
DocGo, Inc. *	178,658	603,864
Embecta Corp.	130,425	1,321,205
Enhabit, Inc. *	113,837	1,148,615
Ensign Group, Inc.	123,836	14,657,229
SECURITY	NUMBER OF SHARES	VALUE ($)
Evolent Health, Inc., Class A *	254,968	7,072,812
Fulgent Genetics, Inc. *	45,939	934,859
Glaukos Corp. *	107,785	10,347,360
Guardant Health, Inc. *	257,235	4,630,230
Haemonetics Corp. *	114,039	10,485,886
Health Catalyst, Inc. *	128,532	799,469
HealthEquity, Inc. *	193,156	15,241,940
HealthStream, Inc.	55,254	1,423,896
Hims & Hers Health, Inc. *	280,538	3,515,141
Inari Medical, Inc. *	121,777	4,547,153
InfuSystem Holdings, Inc. *	41,516	311,785
Inmode Ltd. *	175,932	3,024,271
Innovage Holding Corp. *	43,240	153,502
Inogen, Inc. *	53,386	363,025
Integer Holdings Corp. *	75,313	8,407,190
iRadimed Corp.	16,495	669,862
iRhythm Technologies, Inc. *	69,604	7,627,206
Joint Corp. *	32,546	388,599
KORU Medical Systems, Inc. *	79,915	173,416
Lantheus Holdings, Inc. *	154,684	10,292,673
LeMaitre Vascular, Inc.	44,835	2,905,308
LifeStance Health Group, Inc. *	239,364	1,479,270
LivaNova PLC *	123,161	6,866,226
Merit Medical Systems, Inc. *	128,921	9,553,046
ModivCare, Inc. *	28,460	667,956
Multiplan Corp. *	852,432	553,910
Nano-X Imaging Ltd. *(a)	107,095	959,571
National HealthCare Corp.	28,286	2,570,349
National Research Corp.	32,471	1,112,132
Neogen Corp. *	494,907	6,102,203
NeoGenomics, Inc. *	288,603	4,017,354
Nevro Corp. *	82,291	870,639
OmniAb, Inc., Class A *(c)	12,825	0
OmniAb, Inc., Class B *(c)	12,825	0
Omnicell, Inc. *	101,945	2,733,145
OPKO Health, Inc. *(a)	924,952	1,128,441
OptimizeRx Corp. *	36,146	368,689
Option Care Health, Inc. *	380,830	11,383,009
OraSure Technologies, Inc. *	161,837	856,118
Orchestra BioMed Holdings, Inc. *(a)	33,684	148,546
Orthofix Medical, Inc. *	79,172	1,029,236
OrthoPediatrics Corp. *	35,594	1,054,650
Outset Medical, Inc. *	113,729	287,734
Owens & Minor, Inc. *	168,202	4,161,318
P3 Health Partners, Inc. *(a)	91,086	48,931
Paragon 28, Inc. *	98,499	908,161
Patterson Cos., Inc.	190,190	4,844,139
Pediatrix Medical Group, Inc. *	191,830	1,701,532
Pennant Group, Inc. *	64,667	1,352,187
PetIQ, Inc., Class A *	62,187	1,014,892
Phreesia, Inc. *	120,207	2,493,093
Privia Health Group, Inc. *	254,933	4,690,767
PROCEPT BioRobotics Corp. *	91,419	4,843,379
Progyny, Inc. *	180,497	5,786,734
Pulmonx Corp. *	84,365	642,018
Pulse Biosciences, Inc. *(a)	36,922	272,115
Quipt Home Medical Corp. *	90,817	326,941
RadNet, Inc. *	136,744	6,632,084
RxSight, Inc. *	64,432	3,358,840
Sanara Medtech, Inc. *	8,678	276,308
Schrodinger, Inc. *	123,599	3,013,344
Select Medical Holdings Corp.	236,028	6,696,114
Semler Scientific, Inc. *	10,622	271,180
Sharecare, Inc. *	678,098	485,450
SI-BONE, Inc. *	90,219	1,286,523
Sight Sciences, Inc. *	49,804	276,412
Silk Road Medical, Inc. *	86,550	1,682,532
Simulations Plus, Inc.	35,912	1,628,609
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STAAR Surgical Co. *	111,243	5,112,728
Surgery Partners, Inc. *	171,163	4,270,517
Surmodics, Inc. *	31,610	812,061
Tactile Systems Technology, Inc. *	54,396	749,033
Tela Bio, Inc. *	36,312	163,586
TransMedics Group, Inc. *	72,094	6,786,208
Treace Medical Concepts, Inc. *	102,020	1,057,947
TruBridge, Inc. *	32,648	257,919
U.S. Physical Therapy, Inc.	33,772	3,428,196
UFP Technologies, Inc. *	16,053	3,305,955
Utah Medical Products, Inc.	7,826	518,081
Varex Imaging Corp. *	89,086	1,447,648
Vicarious Surgical, Inc. *	260,655	73,140
Viemed Healthcare, Inc. *	78,880	646,027
Zimvie, Inc. *	59,043	897,454
Zynex, Inc. *(a)	42,088	461,705
		310,711,873

Household & Personal Products 1.2%
Beauty Health Co. *	180,895	584,291
BellRing Brands, Inc. *	299,633	16,530,753
Central Garden & Pet Co. *	21,713	889,147
Central Garden & Pet Co., Class A *	117,032	4,146,444
Edgewell Personal Care Co.	112,957	4,249,442
elf Beauty, Inc. *	122,564	19,920,327
Energizer Holdings, Inc.	163,311	4,690,292
Herbalife Ltd. *	225,478	1,950,385
Inter Parfums, Inc.	41,754	4,859,330
Medifast, Inc.	24,515	674,898
Nature's Sunshine Products, Inc. *	30,185	587,098
Nu Skin Enterprises, Inc., Class A	113,767	1,337,900
Oil-Dri Corp. of America	11,207	776,085
USANA Health Sciences, Inc. *	25,633	1,064,282
Waldencast PLC, Class A *(a)	63,202	307,794
WD-40 Co.	30,838	6,973,397
		69,541,865

Insurance 1.9%
Ambac Financial Group, Inc. *	101,497	1,466,632
American Coastal Insurance Corp., Class C *	44,838	469,454
American Equity Investment Life Holding Co.	178,800	10,032,468
AMERISAFE, Inc.	43,276	1,973,386
BRP Group, Inc., Class A *	136,556	3,637,852
CNO Financial Group, Inc.	254,376	6,697,720
Crawford & Co., Class A	33,123	307,381
Donegal Group, Inc., Class A	36,221	486,810
eHealth, Inc. *	62,445	267,265
Employers Holdings, Inc.	58,053	2,472,477
Enstar Group Ltd. *	27,080	7,863,220
F&G Annuities & Life, Inc.	42,447	1,605,346
Fidelis Insurance Holdings Ltd. (a)	137,444	2,553,710
Genworth Financial, Inc., Class A *	1,022,625	6,064,166
GoHealth, Inc., Class A *	8,961	90,237
Goosehead Insurance, Inc., Class A *	48,973	2,787,053
Greenlight Capital Re Ltd., Class A *	58,940	714,353
Hamilton Insurance Group Ltd., Class B *	37,837	513,826
HCI Group, Inc.	16,535	1,887,966
Hippo Holdings, Inc. *	23,956	512,419
Horace Mann Educators Corp.	93,204	3,435,499
Investors Title Co.	2,791	447,760
James River Group Holdings Ltd.	84,640	752,450
Kingsway Financial Services, Inc. *	24,339	216,617
Lemonade, Inc. *	115,584	1,991,512
Maiden Holdings Ltd. *	207,487	431,573
SECURITY	NUMBER OF SHARES	VALUE ($)
MBIA, Inc. *	101,313	637,259
Mercury General Corp.	60,797	3,177,251
National Western Life Group, Inc., Class A	5,161	2,522,800
NI Holdings, Inc. *	18,872	280,627
Oscar Health, Inc., Class A *	366,142	6,359,887
Palomar Holdings, Inc. *	55,254	4,346,832
ProAssurance Corp. *	115,765	1,546,620
Safety Insurance Group, Inc.	32,563	2,591,038
Selective Insurance Group, Inc.	136,765	13,902,162
Selectquote, Inc. *	311,916	470,993
SiriusPoint Ltd. *	161,516	1,902,659
Skyward Specialty Insurance Group, Inc. *	67,536	2,358,357
Stewart Information Services Corp.	60,682	3,762,891
Tiptree, Inc.	55,036	876,724
Trupanion, Inc. *(a)	89,840	2,021,400
United Fire Group, Inc.	47,437	1,047,883
Universal Insurance Holdings, Inc.	55,845	1,090,094
		108,574,629

Materials 4.8%
5E Advanced Materials, Inc. *(a)	89,888	103,371
AdvanSix, Inc.	58,968	1,489,532
Alpha Metallurgical Resources, Inc.	26,202	8,571,198
American Vanguard Corp.	59,806	681,190
Arcadium Lithium PLC *	2,321,042	10,212,585
Arch Resources, Inc.	40,891	6,492,673
Aspen Aerogels, Inc. *	115,271	1,805,144
ATI, Inc. *	292,940	17,488,518
Avient Corp.	205,159	8,702,845
Balchem Corp.	72,732	10,282,850
Cabot Corp.	123,619	11,277,761
Caledonia Mining Corp. PLC	38,017	372,947
Carpenter Technology Corp.	110,999	9,512,614
Century Aluminum Co. *	119,598	2,075,025
Clearwater Paper Corp. *	36,891	1,661,571
Coeur Mining, Inc. *	812,015	3,670,308
Commercial Metals Co.	266,105	14,300,483
Compass Minerals International, Inc.	77,054	959,322
Constellium SE, Class A *	292,697	5,763,204
Contango ORE, Inc. *	17,346	362,011
Core Molding Technologies, Inc. *	16,179	291,546
Dakota Gold Corp. *	140,374	373,395
Danimer Scientific, Inc. *(a)	200,587	150,440
Ecovyst, Inc. *	209,332	1,974,001
Glatfelter Corp. *	102,934	147,196
Greif, Inc., Class A	67,216	4,118,996
Hawkins, Inc.	43,890	3,325,545
Haynes International, Inc.	28,950	1,741,343
HB Fuller Co.	122,732	9,169,308
Hecla Mining Co.	1,387,317	6,562,009
i-80 Gold Corp. *	444,218	524,177
Ingevity Corp. *	82,873	4,238,125
Innospec, Inc.	56,649	6,797,880
Intrepid Potash, Inc. *	24,005	482,981
Ivanhoe Electric, Inc. *	145,572	1,470,277
Kaiser Aluminum Corp.	36,154	3,271,575
Knife River Corp. *	128,687	10,062,037
Koppers Holdings, Inc.	45,755	2,346,316
Kronos Worldwide, Inc.	50,645	579,885
LSB Industries, Inc. *	123,398	1,147,601
Materion Corp.	46,707	5,368,503
Mativ Holdings, Inc.	121,825	2,224,525
Metallus, Inc. *	96,971	1,993,724
Minerals Technologies, Inc.	74,058	5,398,088
Myers Industries, Inc.	83,666	1,832,285
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NioCorp Developments Ltd. *(a)	4,462	9,058
Novagold Resources, Inc. *	549,011	1,592,132
O-I Glass, Inc. *	353,435	5,287,388
Olympic Steel, Inc.	22,428	1,425,748
Origin Materials, Inc. *	270,638	219,081
Orion SA	125,367	2,966,183
Pactiv Evergreen, Inc.	91,898	1,400,526
Perimeter Solutions SA *	341,808	2,392,656
Perpetua Resources Corp. *	86,353	471,487
Piedmont Lithium, Inc. *	41,118	503,696
PureCycle Technologies, Inc. *(a)	266,319	1,243,710
Quaker Chemical Corp.	31,562	5,887,260
Radius Recycling, Inc., Class A	59,670	1,039,451
Ramaco Resources, Inc., Class A	50,300	788,704
Ramaco Resources, Inc., Class B	10,643	118,244
Ranpak Holdings Corp., Class A *	97,831	708,296
Rayonier Advanced Materials, Inc. *	146,630	546,930
Ryerson Holding Corp.	63,663	1,817,579
Sensient Technologies Corp.	95,605	7,000,198
Stepan Co.	48,288	4,007,421
Summit Materials, Inc., Class A *	271,590	10,564,851
SunCoke Energy, Inc.	191,191	1,971,179
Sylvamo Corp.	81,554	5,097,125
Tredegar Corp.	60,362	385,110
TriMas Corp.	94,067	2,444,801
Trinseo PLC	80,925	211,214
Tronox Holdings PLC	265,272	4,506,971
U.S. Lime & Minerals, Inc.	4,684	1,452,040
Valhi, Inc.	5,287	78,089
Warrior Met Coal, Inc.	117,404	8,024,563
Worthington Steel, Inc.	69,751	2,147,633
		267,686,234

Media & Entertainment 1.7%
Advantage Solutions, Inc. *	199,682	850,645
AMC Networks, Inc., Class A *	69,022	733,014
Atlanta Braves Holdings, Inc., Class C *	128,247	4,800,285
Boston Omaha Corp., Class A *	53,525	826,426
Bumble, Inc., Class A *	229,561	2,318,566
Cardlytics, Inc. *	83,036	1,017,191
Cargurus, Inc. *	217,167	4,877,571
Cars.com, Inc. *	150,998	2,523,177
Cinemark Holdings, Inc. *	249,037	4,268,494
Clear Channel Outdoor Holdings, Inc. *	848,448	1,179,343
DHI Group, Inc. *	101,283	237,002
EchoStar Corp., Class A *	276,034	4,413,784
Emerald Holding, Inc. *	35,666	205,079
Entravision Communications Corp., Class A	138,513	289,492
Eventbrite, Inc., Class A *	176,254	930,621
EverQuote, Inc., Class A *	49,011	988,552
EW Scripps Co., Class A *	132,446	497,997
fuboTV, Inc. *	635,608	902,563
Gambling.com Group Ltd. *	35,321	305,527
Gannett Co., Inc. *	325,497	787,703
Gray Television, Inc.	191,057	1,098,578
Grindr, Inc. *	94,284	923,040
iHeartMedia, Inc., Class A *	233,933	491,259
IMAX Corp. *	101,659	1,627,561
Integral Ad Science Holding Corp. *	152,805	1,465,400
John Wiley & Sons, Inc., Class A	81,682	3,068,793
Lions Gate Entertainment Corp., Class A *	386,559	3,900,380
Loop Media, Inc. *	83,321	25,588
Madison Square Garden Entertainment Corp., Class A *	90,149	3,529,333
Magnite, Inc. *	307,714	2,717,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Marcus Corp.	55,333	721,542
MediaAlpha, Inc., Class A *	52,514	1,063,408
Nextdoor Holdings, Inc. *	344,665	703,117
Outbrain, Inc. *	93,813	379,943
Playstudios, Inc. *	194,082	419,217
PubMatic, Inc., Class A *	94,617	2,123,205
QuinStreet, Inc. *	119,430	2,160,489
Reservoir Media, Inc. *	45,337	405,766
Scholastic Corp.	58,372	2,079,211
Shutterstock, Inc.	56,058	2,394,237
Sinclair, Inc.	75,799	932,328
Sphere Entertainment Co. *	60,387	2,346,639
Stagwell, Inc., Class A *	188,403	1,120,998
System1, Inc. *	80,049	136,884
TechTarget, Inc. *	58,751	1,615,652
TEGNA, Inc.	448,649	6,119,572
Thryv Holdings, Inc. *	70,155	1,614,267
Townsquare Media, Inc., Class A	26,692	322,172
TrueCar, Inc. *	197,987	522,686
Urban One, Inc. *	23,446	36,341
Urban One, Inc., Class A *	24,438	48,632
Vimeo, Inc. *	348,077	1,249,596
Vivid Seats, Inc., Class A *	169,418	891,139
WideOpenWest, Inc. *	117,264	418,632
Yelp, Inc., Class A *	151,327	6,089,398
Ziff Davis, Inc. *	104,064	5,214,647
ZipRecruiter, Inc., Class A *	154,409	1,587,325
		94,517,122

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
2seventy bio, Inc. *	116,417	530,862
4D Molecular Therapeutics, Inc. *	92,443	2,212,161
89bio, Inc. *	179,791	1,530,021
Aadi Bioscience, Inc. *	37,075	71,184
ACADIA Pharmaceuticals, Inc. *	279,219	4,665,749
ACELYRIN, Inc. *	164,696	688,429
Aclaris Therapeutics, Inc. *	160,330	193,999
Acrivon Therapeutics, Inc. *	27,342	248,539
Actinium Pharmaceuticals, Inc. *	63,682	490,351
Adaptive Biotechnologies Corp. *	262,202	686,969
Adicet Bio, Inc. *	120,076	178,913
ADMA Biologics, Inc. *	482,726	3,147,374
Aerovate Therapeutics, Inc. *	25,922	518,699
Agenus, Inc. *	41,710	505,525
Agios Pharmaceuticals, Inc. *	125,878	4,091,035
Akero Therapeutics, Inc. *	139,772	2,780,065
Akoya Biosciences, Inc. *(a)	51,893	198,231
Aldeyra Therapeutics, Inc. *	106,476	419,515
Alector, Inc. *	164,054	833,394
Alkermes PLC *	376,123	9,230,058
Allakos, Inc. *	151,975	159,574
Allogene Therapeutics, Inc. *	212,263	585,846
Allovir, Inc. *	118,150	93,858
Alpine Immune Sciences, Inc. *	87,110	5,626,435
Altimmune, Inc. *	122,309	801,124
ALX Oncology Holdings, Inc. *(a)	59,761	1,017,132
Amicus Therapeutics, Inc. *	658,426	6,577,676
Amneal Pharmaceuticals, Inc. *	279,256	1,689,499
Amphastar Pharmaceuticals, Inc. *	85,661	3,533,516
Amylyx Pharmaceuticals, Inc. *	116,593	211,033
AnaptysBio, Inc. *	42,229	1,027,854
Anavex Life Sciences Corp. *(a)	168,121	613,642
ANI Pharmaceuticals, Inc. *	33,343	2,200,638
Anika Therapeutics, Inc. *	33,543	868,428
Annexon, Inc. *	152,719	694,871
Apogee Therapeutics, Inc. *	94,104	4,733,431
Arbutus Biopharma Corp. *	288,534	787,698
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arcellx, Inc. *	87,254	4,364,445
Arcturus Therapeutics Holdings, Inc. *	52,593	1,344,803
Arcus Biosciences, Inc. *	121,518	1,850,719
Arcutis Biotherapeutics, Inc. *	181,133	1,507,027
Ardelyx, Inc. *	522,919	3,346,682
ArriVent Biopharma, Inc. *	22,256	367,669
Arrowhead Pharmaceuticals, Inc. *	263,628	5,963,265
ARS Pharmaceuticals, Inc. *	55,441	482,337
Arvinas, Inc. *	114,199	3,628,102
Assertio Holdings, Inc. *	204,683	181,165
Astria Therapeutics, Inc. *	113,008	1,037,413
Atara Biotherapeutics, Inc. *	235,645	162,595
Atea Pharmaceuticals, Inc. *	173,792	643,030
Aura Biosciences, Inc. *	80,882	598,527
Aurinia Pharmaceuticals, Inc. *	310,029	1,578,048
Avid Bioservices, Inc. *	143,075	1,091,662
Avidity Biosciences, Inc. *	167,529	4,042,475
Avita Medical, Inc. *	57,246	480,866
Axsome Therapeutics, Inc. *	80,977	5,972,864
Beam Therapeutics, Inc. *	169,919	3,605,681
BioAtla, Inc. *	101,115	228,014
BioCryst Pharmaceuticals, Inc. *	429,424	1,773,521
Biohaven Ltd. *	155,313	6,026,144
BioLife Solutions, Inc. *	80,247	1,407,532
Biomea Fusion, Inc. *(a)	44,232	475,052
Biote Corp., Class A *	32,001	176,326
BioVie, Inc., Class A *	29,935	14,668
Bioxcel Therapeutics, Inc. *(a)	49,908	125,768
Bluebird Bio, Inc. *	434,109	385,098
Blueprint Medicines Corp. *	138,042	12,608,756
Bridgebio Pharma, Inc. *	264,760	6,783,151
Bright Green Corp. *	137,897	34,598
Cabaletta Bio, Inc. *	79,079	841,796
Cara Therapeutics, Inc. *	107,050	80,491
CareDx, Inc. *	117,016	908,044
Cargo Therapeutics, Inc. *(a)	48,745	931,029
Caribou Biosciences, Inc. *	183,381	665,673
Carisma Therapeutics, Inc. *(a)	60,952	99,352
Cartesian Therapeutics, Inc. *(a)	8,850	195,328
Cassava Sciences, Inc. *(a)	91,379	2,024,045
Catalyst Pharmaceuticals, Inc. *	252,520	3,800,426
Celcuity, Inc. *	41,824	659,564
Celldex Therapeutics, Inc. *	141,281	5,286,735
Century Therapeutics, Inc. *	53,526	155,761
Cerevel Therapeutics Holdings, Inc. *	162,495	6,940,161
CG oncology, Inc. *	52,730	2,119,219
Citius Pharmaceuticals, Inc. *	309,894	231,274
Codexis, Inc. *	158,691	461,791
Cogent Biosciences, Inc. *	188,940	1,228,110
Coherus Biosciences, Inc. *	243,185	476,643
Collegium Pharmaceutical, Inc. *	74,186	2,739,689
Compass Therapeutics, Inc. *	216,166	311,279
Corcept Therapeutics, Inc. *	185,422	4,324,041
CorMedix, Inc. *(a)	127,039	667,590
Crinetics Pharmaceuticals, Inc. *	149,712	6,560,380
CryoPort, Inc. *	98,207	1,589,971
Cue Biopharma, Inc. *	74,459	141,472
Cullinan Therapeutics, Inc. *	57,951	1,565,257
Cytek Biosciences, Inc. *	273,935	1,646,349
Cytokinetics, Inc. *	216,838	13,296,506
Day One Biopharmaceuticals, Inc. *	142,887	2,443,368
Deciphera Pharmaceuticals, Inc. *	121,274	3,064,594
Denali Therapeutics, Inc. *	271,832	4,197,086
Design Therapeutics, Inc. *	74,915	263,701
Disc Medicine, Inc. *	21,365	594,802
Dynavax Technologies Corp. *	293,722	3,339,619
Dyne Therapeutics, Inc. *	134,091	3,393,843
Eagle Pharmaceuticals, Inc. *	23,660	96,769
SECURITY	NUMBER OF SHARES	VALUE ($)
Edgewise Therapeutics, Inc. *	130,673	2,344,274
Editas Medicine, Inc. *	185,003	963,866
Emergent BioSolutions, Inc. *(b)	115,644	217,411
Enanta Pharmaceuticals, Inc. *	46,447	638,182
Enliven Therapeutics, Inc. *(a)	53,393	928,504
Entrada Therapeutics, Inc. *	47,973	568,480
Erasca, Inc. *	184,468	370,781
Evolus, Inc. *	95,577	1,124,941
Eyenovia, Inc. *(a)	63,574	47,744
EyePoint Pharmaceuticals, Inc. *	84,704	1,490,790
Fate Therapeutics, Inc. *	193,069	762,623
Fennec Pharmaceuticals, Inc. *	41,497	380,942
FibroGen, Inc. *	209,142	234,239
Foghorn Therapeutics, Inc. *	46,468	253,715
Genelux Corp. *(a)	42,791	133,080
Generation Bio Co. *	103,517	292,953
Geron Corp. *	1,160,284	4,559,916
Gritstone bio, Inc. *	200,640	160,512
Halozyme Therapeutics, Inc. *	294,910	11,236,071
Harmony Biosciences Holdings, Inc. *	73,651	2,276,552
Harrow, Inc. *	69,252	705,678
Harvard Bioscience, Inc. *	88,966	339,850
Heron Therapeutics, Inc. *	236,703	549,151
HilleVax, Inc. *	59,000	778,800
Humacyte, Inc. *	139,698	547,616
Ideaya Biosciences, Inc. *	149,456	6,075,386
IGM Biosciences, Inc. *(a)	29,613	285,173
Ikena Oncology, Inc. *	73,880	97,522
Immuneering Corp., Class A *	51,835	73,606
ImmunityBio, Inc. *(a)	300,628	2,402,018
Immunovant, Inc. *	122,349	3,357,257
Inhibrx, Inc. *	77,891	2,651,410
Innoviva, Inc. *	132,373	2,000,156
Inozyme Pharma, Inc. *	105,656	465,943
Insmed, Inc. *	313,531	7,750,486
Intellia Therapeutics, Inc. *	204,080	4,367,312
Intra-Cellular Therapies, Inc. *	227,853	16,362,124
Iovance Biotherapeutics, Inc. *	538,650	6,345,297
Ironwood Pharmaceuticals, Inc., Class A *	314,483	2,437,243
iTeos Therapeutics, Inc. *	56,509	606,907
Janux Therapeutics, Inc. *	39,368	2,243,976
KalVista Pharmaceuticals, Inc. *	71,727	814,101
Karyopharm Therapeutics, Inc. *	258,909	266,676
Keros Therapeutics, Inc. *	58,255	3,284,999
Kezar Life Sciences, Inc. *	163,132	134,502
Kiniksa Pharmaceuticals Ltd., Class A *	72,960	1,365,811
Kodiak Sciences, Inc. *	74,143	237,999
Krystal Biotech, Inc. *	49,021	7,506,096
Kura Oncology, Inc. *	160,213	3,143,379
Kymera Therapeutics, Inc. *	92,536	3,111,060
Larimar Therapeutics, Inc. *	58,339	401,956
LENZ Therapeutics, Inc.	9,149	145,195
Lexeo Therapeutics, Inc. *	23,161	288,354
Lexicon Pharmaceuticals, Inc. *(a)	208,977	321,825
Ligand Pharmaceuticals, Inc. *	38,220	2,671,196
Lineage Cell Therapeutics, Inc. *	297,769	324,568
Liquidia Corp. *	114,252	1,468,138
Longboard Pharmaceuticals, Inc. *	56,477	1,202,960
Lyell Immunopharma, Inc. *	399,765	867,490
MacroGenics, Inc. *	138,324	2,044,429
Madrigal Pharmaceuticals, Inc. *	33,567	6,848,339
MannKind Corp. *	590,502	2,426,963
Marinus Pharmaceuticals, Inc. *	124,166	175,074
MaxCyte, Inc. *	198,938	722,145
MeiraGTx Holdings PLC *	74,544	363,775
Merrimack Pharmaceuticals, Inc. *	23,947	352,979
Mersana Therapeutics, Inc. *	251,301	796,624
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mesa Laboratories, Inc.	11,640	1,234,771
MiMedx Group, Inc. *	261,906	1,613,341
Mineralys Therapeutics, Inc. *	45,318	555,146
Mirum Pharmaceuticals, Inc. *	56,062	1,407,717
Monte Rosa Therapeutics, Inc. *(a)	69,530	369,900
Morphic Holding, Inc. *	86,544	2,360,055
Mural Oncology PLC *	38,728	143,294
Myriad Genetics, Inc. *	198,698	3,888,520
Nautilus Biotechnology, Inc. *	114,098	289,809
Neumora Therapeutics, Inc. *(a)	32,558	295,952
Nkarta, Inc. *	69,109	461,648
Novavax, Inc. *(a)	257,028	1,112,931
Nurix Therapeutics, Inc. *	107,156	1,288,015
Nuvalent, Inc., Class A *	60,169	4,144,441
Nuvation Bio, Inc. *	332,937	995,482
Nuvectis Pharma, Inc. *(a)	17,590	106,947
Ocean Biomedical, Inc. *	19,835	27,769
Ocular Therapeutix, Inc. *	262,607	1,244,757
Olema Pharmaceuticals, Inc. *	60,729	617,614
Omega Therapeutics, Inc. *(a)	55,712	124,238
Omeros Corp. *(a)	139,171	438,389
OmniAb, Inc. *	213,690	948,784
Optinose, Inc. *	166,635	136,807
Organogenesis Holdings, Inc., Class A *	160,584	377,372
ORIC Pharmaceuticals, Inc. *	87,891	776,078
Outlook Therapeutics, Inc. *	17,730	158,152
Ovid therapeutics, Inc. *	135,487	413,235
Pacific Biosciences of California, Inc. *	572,148	944,044
Pacira BioSciences, Inc. *	103,459	2,715,799
PDS Biotechnology Corp. *(a)	63,925	214,149
PepGen, Inc. *	22,976	282,145
Phathom Pharmaceuticals, Inc. *	74,192	669,954
Phibro Animal Health Corp., Class A	46,720	780,224
Pliant Therapeutics, Inc. *	129,245	1,527,676
PMV Pharmaceuticals, Inc. *	88,482	159,268
Poseida Therapeutics, Inc., Class A *	155,344	375,932
Precigen, Inc. *	309,642	408,727
Prelude Therapeutics, Inc. *	33,475	126,201
Prestige Consumer Healthcare, Inc. *	113,037	8,111,535
Prime Medicine, Inc. *(a)	87,329	429,659
ProKidney Corp. *(a)	103,938	214,632
Protagonist Therapeutics, Inc. *	129,530	3,252,498
Protalix BioTherapeutics, Inc. *	153,561	175,060
Prothena Corp. PLC *	95,740	1,947,352
PTC Therapeutics, Inc. *	163,131	5,244,662
Quanterix Corp. *	80,208	1,292,953
Quantum-Si, Inc. *	229,457	369,426
Rallybio Corp. *	69,890	134,189
RAPT Therapeutics, Inc. *	68,425	526,873
Recursion Pharmaceuticals, Inc., Class A *(a)	317,072	2,479,503
REGENXBIO, Inc. *	92,557	1,420,750
Relay Therapeutics, Inc. *	215,065	1,402,224
Reneo Pharmaceuticals, Inc. *	30,078	50,230
Replimune Group, Inc. *	110,786	703,491
Revance Therapeutics, Inc. *	197,529	713,080
REVOLUTION Medicines, Inc. *	316,759	11,808,776
Rhythm Pharmaceuticals, Inc. *	121,541	4,832,470
Rigel Pharmaceuticals, Inc. *	391,223	410,784
Rocket Pharmaceuticals, Inc. *	142,296	3,062,210
Sage Therapeutics, Inc. *	120,061	1,673,650
Sagimet Biosciences, Inc., Class A *	51,869	202,289
Sana Biotechnology, Inc. *	217,089	1,953,801
Sangamo Therapeutics, Inc. *	334,204	172,082
Savara, Inc. *	202,527	927,574
Scholar Rock Holding Corp. *	130,501	1,914,450
Scilex Holding Co. *(c)	147,603	105,022
scPharmaceuticals, Inc. *	64,751	289,437
SECURITY	NUMBER OF SHARES	VALUE ($)
Seer, Inc., Class A *	134,013	278,747
Seres Therapeutics, Inc. *	225,395	223,276
SIGA Technologies, Inc.	105,114	922,901
SpringWorks Therapeutics, Inc. *	155,427	7,256,887
Stoke Therapeutics, Inc. *	63,060	695,552
Summit Therapeutics, Inc. *	259,842	1,021,179
Supernus Pharmaceuticals, Inc. *	111,514	3,356,571
Sutro Biopharma, Inc. *	137,495	466,796
Syndax Pharmaceuticals, Inc. *	178,505	3,771,811
Tango Therapeutics, Inc. *	102,672	790,574
Taro Pharmaceutical Industries Ltd. *	18,686	793,781
Tarsus Pharmaceuticals, Inc. *	66,484	2,089,592
Tenaya Therapeutics, Inc. *	105,724	479,987
Terns Pharmaceuticals, Inc. *	97,966	494,728
TG Therapeutics, Inc. *	313,968	4,288,803
Theravance Biopharma, Inc. *	110,373	931,548
Third Harmonic Bio, Inc. *	44,524	495,997
Travere Therapeutics, Inc. *	164,359	908,905
Trevi Therapeutics, Inc. *	95,150	278,790
Turnstone Biologics Corp. *	34,443	89,552
Twist Bioscience Corp. *	130,986	4,090,693
Tyra Biosciences, Inc. *(a)	31,103	531,861
UroGen Pharma Ltd. *	62,880	869,002
Vanda Pharmaceuticals, Inc. *	128,172	610,099
Vaxcyte, Inc. *	240,910	14,587,100
Vaxxinity, Inc., Class A *	97,417	11,953
Ventyx Biosciences, Inc. *	106,353	397,760
Vera Therapeutics, Inc., Class A *	90,929	3,592,605
Veracyte, Inc. *	165,047	3,229,970
Vericel Corp. *	108,317	4,968,501
Verrica Pharmaceuticals, Inc. *(a)	47,719	332,363
Verve Therapeutics, Inc. *	149,635	899,306
Vigil Neuroscience, Inc. *	36,733	95,873
Viking Therapeutics, Inc. *	232,404	18,494,710
Vir Biotechnology, Inc. *	191,899	1,623,466
Viridian Therapeutics, Inc. *	112,848	1,496,364
Vor BioPharma, Inc. *	86,126	148,137
Voyager Therapeutics, Inc. *	89,224	697,732
WaVe Life Sciences Ltd. *	166,748	822,068
X4 Pharmaceuticals, Inc. *	281,457	315,232
Xencor, Inc. *	131,816	2,760,227
Xeris Biopharma Holdings, Inc. *	305,453	534,543
XOMA Corp. *	16,717	423,609
Y-mAbs Therapeutics, Inc. *	82,932	1,261,396
Zentalis Pharmaceuticals, Inc. *	131,696	1,456,558
Zevra Therapeutics, Inc. *	80,271	367,641
Zura Bio Ltd., Class A *	39,744	169,707
Zymeworks, Inc. *	125,491	1,076,713
		529,845,320

Real Estate Management & Development 0.6%
American Realty Investors, Inc. *	3,281	45,212
Anywhere Real Estate, Inc. *	244,231	1,186,963
Compass, Inc., Class A *	645,773	2,034,185
Cushman & Wakefield PLC *	376,812	3,636,236
DigitalBridge Group, Inc.	367,498	6,041,667
Douglas Elliman, Inc. *	176,327	239,805
eXp World Holdings, Inc. (a)	161,347	1,607,016
Forestar Group, Inc. *	42,100	1,304,679
FRP Holdings, Inc. *	30,227	916,180
Kennedy-Wilson Holdings, Inc.	271,274	2,330,244
Marcus & Millichap, Inc.	54,172	1,715,627
Maui Land & Pineapple Co., Inc. *	17,243	335,894
Newmark Group, Inc., Class A	308,023	2,947,780
Opendoor Technologies, Inc. *	1,289,051	2,565,212
RE/MAX Holdings, Inc., Class A	39,978	280,646
Redfin Corp. *	253,530	1,422,303
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RMR Group, Inc., Class A	35,070	831,860
St. Joe Co.	78,045	4,464,174
Star Holdings *	29,626	352,253
Stratus Properties, Inc. *	12,884	292,209
Tejon Ranch Co. *	47,715	800,658
Transcontinental Realty Investors, Inc. *	2,933	84,030
		35,434,833

Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Inc., Class A *	111,523	2,846,067
Aehr Test Systems *	61,902	741,586
Alpha & Omega Semiconductor Ltd. *	53,423	1,168,361
Ambarella, Inc. *	87,387	4,017,180
Amkor Technology, Inc.	255,488	8,265,037
Atomera, Inc. *(a)	52,430	243,275
Axcelis Technologies, Inc. *	73,995	7,659,962
CEVA, Inc. *	52,650	1,067,216
Cohu, Inc. *	105,906	3,211,070
Credo Technology Group Holding Ltd. *	282,765	5,053,011
Diodes, Inc. *	102,543	7,486,664
FormFactor, Inc. *	175,165	7,810,607
Ichor Holdings Ltd. *	65,504	2,540,245
Impinj, Inc. *	52,973	8,442,837
indie Semiconductor, Inc., Class A *	344,181	1,934,297
inTEST Corp. *	27,297	307,637
Kulicke & Soffa Industries, Inc.	126,147	5,838,083
MACOM Technology Solutions Holdings, Inc. *	125,885	12,833,976
Maxeon Solar Technologies Ltd. *(a)	67,876	132,358
MaxLinear, Inc. *	172,597	3,588,292
Navitas Semiconductor Corp., Class A *	260,457	1,127,779
NVE Corp.	10,865	884,411
Onto Innovation, Inc. *	111,233	20,632,609
PDF Solutions, Inc. *	70,357	2,116,339
Photronics, Inc. *	138,464	3,795,298
Power Integrations, Inc.	128,909	8,600,808
Rambus, Inc. *	244,654	13,411,932
Semtech Corp. *	144,843	5,448,994
Silicon Laboratories, Inc. *	72,047	8,752,990
SiTime Corp. *	40,264	3,588,328
SkyWater Technology, Inc. *	41,250	423,225
SMART Global Holdings, Inc. *	116,958	2,136,823
Synaptics, Inc. *	89,603	8,060,686
Transphorm, Inc. *	66,481	319,109
Ultra Clean Holdings, Inc. *	100,770	4,215,209
Veeco Instruments, Inc. *	115,286	4,074,207
		172,776,508

Software & Services 6.4%
8x8, Inc. *	277,657	613,622
A10 Networks, Inc.	160,404	2,094,876
ACI Worldwide, Inc. *	246,161	8,394,090
Adeia, Inc.	242,834	2,389,487
Agilysys, Inc. *	45,863	3,808,922
Alarm.com Holdings, Inc. *	108,768	7,233,072
Alkami Technology, Inc. *	92,714	2,231,626
Altair Engineering, Inc., Class A *	124,772	10,037,907
American Software, Inc., Class A	72,827	736,281
Amplitude, Inc., Class A *	156,696	1,534,054
Appfolio, Inc., Class A *	43,685	9,906,884
Appian Corp., Class A *	93,147	3,487,424
Applied Digital Corp. *(a)	197,846	535,173
Asana, Inc., Class A *	188,716	2,806,207
Aurora Innovation, Inc. *	809,672	2,246,840
AvePoint, Inc. *	335,885	2,609,826
BigBear.ai Holdings, Inc. *(a)	118,096	196,039
SECURITY	NUMBER OF SHARES	VALUE ($)
BigCommerce Holdings, Inc. *	154,701	875,608
Bit Digital, Inc. *(a)	204,171	415,488
Blackbaud, Inc. *	98,842	7,701,769
BlackLine, Inc. *	129,240	7,502,382
Box, Inc., Class A *	319,822	8,321,768
Braze, Inc., Class A *	121,761	5,101,786
Brightcove, Inc. *	99,091	176,382
C3.ai, Inc., Class A *(a)	186,928	4,211,488
Cerence, Inc. *	93,889	855,329
Cipher Mining, Inc. *(a)	96,211	357,905
Cleanspark, Inc. *	437,372	7,164,153
Clear Secure, Inc., Class A	188,469	3,292,553
CommVault Systems, Inc. *	100,236	10,271,183
Consensus Cloud Solutions, Inc. *	42,837	498,623
CoreCard Corp. *	16,551	198,281
Couchbase, Inc. *	81,086	1,957,416
CS Disco, Inc. *	51,204	386,590
CXApp, Inc. *	4,459	14,982
Daily Journal Corp. *	3,159	1,058,897
Digimarc Corp. *	32,271	682,209
Digital Turbine, Inc. *	226,986	433,543
DigitalOcean Holdings, Inc. *	139,505	4,584,134
Domo, Inc., Class B *	72,712	547,521
E2open Parent Holdings, Inc. *	392,846	1,905,303
eGain Corp. *	48,556	301,533
Enfusion, Inc., Class A *	90,271	840,423
Envestnet, Inc. *	113,785	7,062,635
Everbridge, Inc. *	93,473	3,248,187
EverCommerce, Inc. *	53,324	479,916
Expensify, Inc., Class A *	126,263	202,021
Fastly, Inc., Class A *	277,454	3,509,793
Freshworks, Inc., Class A *	367,943	6,567,783
Grid Dynamics Holdings, Inc. *	127,745	1,248,069
Hackett Group, Inc.	57,333	1,243,553
Information Services Group, Inc.	76,739	258,610
Instructure Holdings, Inc. *	44,271	846,904
Intapp, Inc. *	90,379	2,794,519
InterDigital, Inc.	58,504	5,776,100
Jamf Holding Corp. *	160,508	3,125,091
Kaltura, Inc. *	189,727	233,364
LivePerson, Inc. *	181,747	91,037
LiveRamp Holdings, Inc. *	147,081	4,722,771
Marathon Digital Holdings, Inc. *	508,211	8,161,869
Matterport, Inc. *	590,136	2,714,626
MeridianLink, Inc. *	57,801	964,121
MicroStrategy, Inc., Class A *	33,735	35,928,787
Mitek Systems, Inc. *	100,004	1,263,051
Model N, Inc. *	87,929	2,607,095
N-able, Inc. *	158,392	1,941,886
NextNav, Inc. *(a)	128,776	1,173,149
Olo, Inc., Class A *	232,716	1,117,037
ON24, Inc.	66,316	437,022
OneSpan, Inc. *	92,428	1,000,071
PagerDuty, Inc. *	202,212	4,036,152
Perficient, Inc. *	77,793	3,676,497
PowerSchool Holdings, Inc., Class A *	128,953	2,233,466
Progress Software Corp.	100,389	5,001,380
PROS Holdings, Inc. *	101,417	3,321,407
Q2 Holdings, Inc. *	129,280	6,643,699
Qualys, Inc. *	84,487	13,848,264
Rackspace Technology, Inc. *	147,037	252,904
Rapid7, Inc. *	137,728	6,170,214
Red Violet, Inc. *	25,499	427,873
Rimini Street, Inc. *	114,282	303,990
Riot Platforms, Inc. *	450,026	4,549,763
Sapiens International Corp. NV	69,612	2,144,050
SEMrush Holdings, Inc., Class A *	71,942	880,570
SolarWinds Corp.	118,260	1,303,225
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SoundHound AI, Inc., Class A *(a)	311,211	1,319,535
SoundThinking, Inc. *	22,013	294,094
Sprinklr, Inc., Class A *	239,914	2,804,595
Sprout Social, Inc., Class A *	110,313	5,565,291
SPS Commerce, Inc. *	83,357	14,493,282
Squarespace, Inc., Class A *	128,625	4,483,867
Tenable Holdings, Inc. *	264,362	11,888,359
Terawulf, Inc. *	353,643	767,405
Thoughtworks Holding, Inc. *	213,772	495,951
Tucows, Inc., Class A *	22,699	401,091
Unisys Corp. *	149,219	810,259
Varonis Systems, Inc., Class B *	247,083	10,809,881
Verint Systems, Inc. *	138,720	4,200,442
Veritone, Inc. *(a)	59,872	195,781
Viant Technology, Inc., Class A *	33,212	291,933
Weave Communications, Inc. *	77,987	833,681
Workiva, Inc., Class A *	112,766	8,885,961
Xperi, Inc. *	97,987	1,029,843
Yext, Inc. *	244,558	1,342,623
Zeta Global Holdings Corp., Class A *	318,488	3,936,512
Zuora, Inc., Class A *	307,896	3,035,855
		361,918,341

Technology Hardware & Equipment 5.1%
908 Devices, Inc. *	50,129	285,735
ADTRAN Holdings, Inc.	179,986	788,339
Advanced Energy Industries, Inc.	85,376	8,182,436
Aeva Technologies, Inc. *	36,311	113,290
Akoustis Technologies, Inc. *	213,442	125,312
Arlo Technologies, Inc. *	203,020	2,513,388
Aviat Networks, Inc. *	26,285	879,233
Badger Meter, Inc.	66,837	12,225,824
Bel Fuse, Inc., Class B	23,641	1,388,200
Belden, Inc.	94,552	7,684,241
Benchmark Electronics, Inc.	80,218	2,423,386
Calix, Inc. *	133,664	3,706,503
Cambium Networks Corp. *	27,989	94,883
Clearfield, Inc. *	29,269	881,582
Climb Global Solutions, Inc.	9,506	612,757
CommScope Holding Co., Inc. *	468,537	418,872
CompoSecure, Inc. *(a)	37,585	261,216
Comtech Telecommunications Corp. *	62,916	118,282
Corsair Gaming, Inc. *	82,828	919,391
CPI Card Group, Inc. *	9,729	167,825
CTS Corp.	70,297	3,216,088
Daktronics, Inc. *	86,879	821,007
Digi International, Inc. *	80,681	2,473,679
DZS, Inc. *	49,884	48,891
Eastman Kodak Co. *	126,684	570,078
ePlus, Inc. *	60,213	4,629,175
Evolv Technologies Holdings, Inc. *	259,500	1,014,645
Extreme Networks, Inc. *	286,430	3,208,016
Fabrinet *	83,601	14,468,825
FARO Technologies, Inc. *	42,407	795,131
Harmonic, Inc. *	249,911	2,684,044
Immersion Corp.	72,081	524,029
Infinera Corp. *	451,699	2,177,189
Insight Enterprises, Inc. *	63,891	11,664,580
Intevac, Inc. *	58,321	246,698
IonQ, Inc. *(a)	372,171	3,182,062
Iteris, Inc. *	97,633	437,396
Itron, Inc. *	103,620	9,545,474
Kimball Electronics, Inc. *	53,790	1,125,825
Knowles Corp. *	201,676	3,192,531
KVH Industries, Inc. *	42,847	205,666
Lightwave Logic, Inc. *(a)	262,754	1,003,720
Luna Innovations, Inc. *	72,680	149,721
SECURITY	NUMBER OF SHARES	VALUE ($)
Methode Electronics, Inc.	76,479	932,279
MicroVision, Inc. *(a)	442,824	642,095
Mirion Technologies, Inc., Class A *	456,179	4,958,666
Napco Security Technologies, Inc.	75,330	3,065,931
NETGEAR, Inc. *	65,340	965,725
NetScout Systems, Inc. *	155,029	2,985,859
nLight, Inc. *	101,887	1,160,493
Novanta, Inc. *	81,331	12,728,301
OSI Systems, Inc. *	36,658	4,818,328
PAR Technology Corp. *	61,841	2,614,637
PC Connection, Inc.	26,095	1,617,107
Plexus Corp. *	62,398	6,302,822
Presto Automation, Inc. *	7,273	1,226
Ribbon Communications, Inc. *	200,308	634,976
Richardson Electronics Ltd.	27,359	288,090
Rogers Corp. *	39,232	4,672,139
Sanmina Corp. *	125,082	7,588,725
ScanSource, Inc. *	56,324	2,344,205
SmartRent, Inc. *	426,523	989,533
Super Micro Computer, Inc. *	115,543	99,228,328
TTM Technologies, Inc. *	231,247	3,452,518
Turtle Beach Corp. *	38,012	535,969
Viavi Solutions, Inc. *	501,367	3,960,799
Vishay Intertechnology, Inc.	288,975	6,686,881
Vishay Precision Group, Inc. *	27,936	921,888
Vuzix Corp. *(a)	142,266	189,214
Xerox Holdings Corp.	265,006	3,521,930
		288,983,829

Telecommunication Services 0.5%
Anterix, Inc. *	28,925	911,716
AST SpaceMobile, Inc., Class A *(a)	260,177	574,991
ATN International, Inc.	24,765	472,516
Bandwidth, Inc., Class A *	52,882	962,452
Cogent Communications Holdings, Inc.	99,453	6,382,894
Consolidated Communications Holdings, Inc. *	170,235	735,415
Globalstar, Inc. *	1,644,419	2,121,300
Gogo, Inc. *	151,867	1,375,915
IDT Corp., Class B	35,116	1,248,023
Liberty Latin America Ltd., Class C *	389,690	2,938,263
Lumen Technologies, Inc. *	2,289,108	2,724,039
Ooma, Inc. *	53,383	376,884
Shenandoah Telecommunications Co.	109,792	1,407,533
Spok Holdings, Inc.	41,157	635,876
Telephone & Data Systems, Inc.	224,529	3,513,879
		26,381,696

Transportation 1.3%
Air Transport Services Group, Inc. *	116,910	1,498,786
Allegiant Travel Co.	35,829	1,954,830
ArcBest Corp.	54,026	5,992,024
Blade Air Mobility, Inc. *	140,659	448,702
Costamare, Inc.	104,431	1,251,083
Covenant Logistics Group, Inc., Class A	19,217	868,416
Forward Air Corp.	58,888	1,296,714
Frontier Group Holdings, Inc. *	86,836	524,489
FTAI Infrastructure, Inc.	225,959	1,635,943
Genco Shipping & Trading Ltd.	96,046	2,049,622
Golden Ocean Group Ltd.	279,183	3,933,689
Hawaiian Holdings, Inc. *	116,106	1,474,546
Heartland Express, Inc.	105,486	1,048,531
Himalaya Shipping Ltd. *	69,223	565,552
Hub Group, Inc., Class A	142,922	5,748,323
JetBlue Airways Corp. *	765,447	4,347,739
Joby Aviation, Inc. *(a)	632,732	3,195,297
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Marten Transport Ltd.	131,965	2,232,848
Matson, Inc.	78,306	8,439,821
PAM Transportation Services, Inc. *	13,871	237,610
Pangaea Logistics Solutions Ltd.	83,238	599,314
Radiant Logistics, Inc. *	79,045	390,482
RXO, Inc. *	264,419	5,000,163
Safe Bulkers, Inc.	152,360	760,276
SkyWest, Inc. *	91,999	6,718,687
Spirit Airlines, Inc. (a)	247,207	872,641
Sun Country Airlines Holdings, Inc. *	97,284	1,294,850
Universal Logistics Holdings, Inc.	15,506	692,808
Werner Enterprises, Inc.	144,114	4,928,699
		70,002,485

Utilities 2.6%
ALLETE, Inc.	131,176	7,768,243
Altus Power, Inc., Class A *	145,704	534,734
American States Water Co.	84,247	5,968,057
Artesian Resources Corp., Class A	21,024	735,419
Avista Corp.	176,215	6,340,216
Black Hills Corp.	155,129	8,516,582
Brookfield Infrastructure Corp., Class A	271,978	8,287,170
Cadiz, Inc. *	92,704	211,365
California Water Service Group	131,372	6,452,993
Chesapeake Utilities Corp.	49,778	5,269,997
Consolidated Water Co. Ltd.	34,507	878,203
Genie Energy Ltd., Class B	44,174	675,420
Global Water Resources, Inc.	25,957	317,714
MGE Energy, Inc.	82,888	6,491,788
Middlesex Water Co.	40,041	2,030,879
Montauk Renewables, Inc. *	149,439	537,980
New Jersey Resources Corp.	221,122	9,660,820
Northwest Natural Holding Co.	83,384	3,181,100
Northwestern Energy Group, Inc.	140,015	7,062,357
ONE Gas, Inc.	125,267	8,082,227
Ormat Technologies, Inc.	122,694	7,831,558
Otter Tail Corp.	93,699	7,998,147
PNM Resources, Inc.	194,737	7,216,953
Portland General Electric Co.	231,217	9,995,511
Pure Cycle Corp. *	47,117	449,496
RGC Resources, Inc.	18,313	377,614
SJW Group	72,397	3,942,017
Southwest Gas Holdings, Inc.	141,918	10,589,921
Spire, Inc.	118,534	7,324,216
Sunnova Energy International, Inc. *(a)	239,852	1,009,777
Unitil Corp.	36,065	1,837,151
York Water Co.	32,145	1,141,469
		148,717,094
Total Common Stocks (Cost $4,180,444,745)		5,615,179,392
SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	27,867	72,998
Cartesian Therapeutics, Inc. CVR *(c)	265,512	47,792
Gtx, Inc. CVR *(c)	592	607
Jounce Therapeutics, Inc. CVR *(c)	100,774	3,023
Tobira Therapeutics, Inc. CVR *(c)	14,029	60,606
		185,026
Total Rights (Cost $44,006)		185,026

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)(e)	68,498,560	68,498,560
Total Short-Term Investments (Cost $68,498,560)		68,498,560
Total Investments in Securities (Cost $4,248,987,311)		5,683,862,978

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/21/24	168	16,679,040	159,016

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $62,833,036.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period April 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at April 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	$—	$—	($86,515 )	$86,029	110,605	$—

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	—	28,570	(56,121)	(99,851)	268,912	1,291,248	547,139	10,908

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	—	—	—	(24,285)	217,411	115,644	—

Transportation 0.0%
Daseke, Inc.	—	98,747	(889,815)	86,957	293,020	—	—	—
Total	$—	$127,317	($945,936 )	($12,894 )	$451,132	$1,594,688		$10,908

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,802,232,479	$—	$—	$4,802,232,479
Equity Real Estate Investment Trusts (REITs)	283,081,897	—	19,696	283,101,593
Pharmaceuticals, Biotechnology & Life Sciences	529,740,298	—	105,022	529,845,320
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	185,026	185,026
Short-Term Investments[1]	68,498,560	—	—	68,498,560
Futures Contracts[2]	159,016	—	—	159,016
Total	$5,683,712,250	$—	$309,744	$5,684,021,994

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $8,913,894)		$1,594,688
Investments in securities, at value - unaffiliated issuers (cost $4,240,073,417) including securities on loan of $62,833,036		5,682,268,290
Cash		11,673,287
Deposit with broker for futures contracts		981,500
Receivables:
Fund shares sold		7,363,384
Dividends		1,679,549
Income from securities on loan	+	555,983
Total assets		5,706,116,681

Liabilities
Collateral held for securities on loan		68,498,560
Payables:
Fund shares redeemed		2,392,290
Investments bought		655,985
Variation margin on futures contracts		278,401
Investment adviser fees	+	188,418
Total liabilities		72,013,654
Net assets		$5,634,103,027

Net Assets by Source
Capital received from investors		$4,640,638,117
Total distributable earnings	+	993,464,910
Net assets		$5,634,103,027

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,634,103,027		177,212,964		$31.79

See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $75,115)		$45,786,263
Other interest		337,178
Dividends received from securities - affiliated issuers		10,908
Securities on loan, net	+	3,254,037
Total investment income		49,388,386

Expenses
Investment adviser fees		1,129,447
Total expenses	–	1,129,447
Net investment income		48,258,939

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(12,894)
Net realized losses on sales of securities - unaffiliated issuers		(29,484,496)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		3,472,124
Net realized gains on futures contracts	+	1,817,554
Net realized losses		(24,207,712)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		451,132
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		933,674,953
Net change in unrealized appreciation (depreciation) on futures contracts	+	923,370
Net change in unrealized appreciation (depreciation)	+	935,049,455
Net realized and unrealized gains		910,841,743
Increase in net assets resulting from operations		$959,100,682
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$48,258,939	$85,960,469
Net realized gains (losses)		(24,207,712)	35,197,324
Net change in unrealized appreciation (depreciation)	+	935,049,455	(573,316,322)
Increase (decrease) in net assets resulting from operations		$959,100,682	($452,158,529 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($86,736,454 )	($67,319,807 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,910,887	$502,070,824	37,521,878	$1,105,017,562
Shares reinvested		2,232,953	67,256,541	1,875,048	53,907,613
Shares redeemed	+	(21,789,384)	(688,729,515)	(38,355,459)	(1,130,035,083)
Net transactions in fund shares		(3,645,544)	($119,402,150 )	1,041,467	$28,890,092

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		180,858,508	$4,881,140,949	179,817,041	$5,371,729,193
Total increase (decrease)	+	(3,645,544)	752,962,078	1,041,467	(490,588,244)
End of period		177,212,964	$5,634,103,027	180,858,508	$4,881,140,949
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$71.29	$66.82	$81.64	$57.62	$53.42	$48.38
Income (loss) from investment operations:
Net investment income (loss)[1]	0.62	1.13	1.05	1.00	1.07	0.99
Net realized and unrealized gains (losses)	14.41	4.39	(14.67)	24.10	4.21	5.18
Total from investment operations	15.03	5.52	(13.62)	25.10	5.28	6.17
Less distributions:
Distributions from net investment income	(1.14)	(1.05)	(0.96)	(1.08)	(0.94)	(0.90)
Distributions from net realized gains	—	—	(0.24)	—	(0.14)	(0.23)
Total distributions	(1.14)	(1.05)	(1.20)	(1.08)	(1.08)	(1.13)
Net asset value at end of period	$85.18	$71.29	$66.82	$81.64	$57.62	$53.42
Total return	21.23%[2]	8.38%	(16.94%)	44.01%	9.94%	13.37%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%[4]	0.03%[4]	0.03%	0.03%	0.03%
Net investment income (loss)	1.52%[3]	1.58%	1.44%	1.37%	1.96%	1.99%
Portfolio turnover rate	0%[2,5]	2%	2%	3%	4%	3%
Net assets, end of period (x 1,000,000)	$22,249	$17,787	$16,046	$18,232	$11,487	$10,220

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Less than 0.5%
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.5%
Adient PLC *	40,665	1,214,664
American Axle & Manufacturing Holdings, Inc. *	60,450	443,703
Aptiv PLC *	127,397	9,045,187
Autoliv, Inc.	33,157	3,971,877
BorgWarner, Inc.	105,976	3,472,834
Canoo, Inc. *(a)	23,749	68,397
Cooper-Standard Holdings, Inc. *	8,444	130,291
Dana, Inc.	54,773	680,828
Dorman Products, Inc. *	13,443	1,175,590
Envirotech Vehicles, Inc. *	9,637	20,912
Ford Motor Co.	1,777,163	21,592,530
Fox Factory Holding Corp. *	18,890	735,199
Garrett Motion, Inc. *	66,397	634,755
General Motors Co.	525,925	23,419,440
Gentex Corp.	105,044	3,603,009
Gentherm, Inc. *	14,378	727,095
Goodyear Tire & Rubber Co. *	127,808	1,528,584
Harley-Davidson, Inc.	56,679	1,949,191
Holley, Inc. *	22,922	92,146
LCI Industries	11,790	1,225,924
Lear Corp.	26,114	3,286,969
Lucid Group, Inc. *(a)	410,570	1,046,954
Luminar Technologies, Inc., Class A *(a)	121,127	178,057
Mobileye Global, Inc., Class A *(a)	35,165	968,796
Modine Manufacturing Co. *	24,298	2,250,724
Motorcar Parts of America, Inc. *	7,218	40,998
Patrick Industries, Inc.	9,154	956,502
Phinia, Inc.	20,144	785,616
QuantumScape Corp., Class A *	170,800	925,736
Rivian Automotive, Inc., Class A *	308,710	2,747,519
Standard Motor Products, Inc.	7,798	250,316
Stoneridge, Inc. *	11,655	174,592
Strattec Security Corp. *	1,500	34,140
Superior Industries International, Inc. *	10,350	38,709
Tesla, Inc. *	1,261,222	231,156,768
Thor Industries, Inc.	24,055	2,391,548
Visteon Corp. *	12,716	1,406,771
Winnebago Industries, Inc.	13,059	804,173
Workhorse Group, Inc. *	79,433	12,010
Worksport Ltd. *	13,921	11,624
XPEL, Inc. *	9,832	516,672
		325,717,350

Banks 3.6%
1895 Bancorp of Wisconsin, Inc. *	1,526	11,064
1st Source Corp.	6,934	343,926
ACNB Corp.	3,576	116,363
Affinity Bancshares, Inc. *	1,146	19,184
Amalgamated Financial Corp.	7,518	184,492
Amerant Bancorp, Inc.	10,892	235,921
SECURITY	NUMBER OF SHARES	VALUE ($)
Ameris Bancorp	29,643	1,407,450
AmeriServ Financial, Inc.	4,001	9,682
Ames National Corp.	4,056	78,078
Arrow Financial Corp.	6,961	155,021
Associated Banc-Corp.	69,004	1,453,914
Atlantic Union Bankshares Corp.	40,437	1,284,668
Auburn National BanCorp, Inc.	800	14,808
Axos Financial, Inc. *	22,736	1,150,669
Banc of California, Inc.	62,790	859,595
BancFirst Corp.	6,480	577,822
Bancorp, Inc. *	23,768	711,614
Bank First Corp.	3,759	290,157
Bank of America Corp.	3,131,718	115,904,883
Bank of Hawaii Corp.	18,380	1,041,962
Bank of Marin Bancorp	6,631	95,221
Bank of the James Financial Group, Inc.	2,744	27,934
Bank OZK	46,860	2,092,299
Bank7 Corp.	2,054	56,074
BankFinancial Corp.	3,213	31,070
BankUnited, Inc.	36,102	965,006
Bankwell Financial Group, Inc.	2,376	54,482
Banner Corp.	15,660	683,246
Bar Harbor Bankshares	5,903	148,047
BayCom Corp.	4,901	96,942
Bayfirst Financial Corp.	784	10,098
BCB Bancorp, Inc.	7,033	66,251
Berkshire Hills Bancorp, Inc.	19,410	413,821
Blue Foundry Bancorp *	9,742	83,197
Bogota Financial Corp. *	1,050	7,109
BOK Financial Corp.	12,146	1,077,715
Bridgewater Bancshares, Inc. *	8,542	92,937
Broadway Financial Corp. *	2,507	12,435
Brookline Bancorp, Inc.	38,717	321,351
Burke & Herbert Financial Services Corp.	2,960	155,045
Business First Bancshares, Inc.	9,475	191,300
Byline Bancorp, Inc.	14,729	319,177
C&F Financial Corp.	1,200	47,004
Cadence Bank	83,438	2,308,729
California BanCorp *	2,455	53,274
Cambridge Bancorp	3,535	216,943
Camden National Corp.	5,912	184,573
Capital Bancorp, Inc.	3,170	61,498
Capital City Bank Group, Inc.	5,558	147,398
Capitol Federal Financial, Inc.	63,473	302,766
Carter Bankshares, Inc. *	9,825	119,570
Catalyst Bancorp, Inc. *	1,359	15,900
Cathay General Bancorp	32,565	1,121,539
CB Financial Services, Inc.	2,090	46,419
Central Pacific Financial Corp.	11,311	225,541
CF Bankshares, Inc.	2,505	46,292
Chemung Financial Corp.	1,306	55,068
ChoiceOne Financial Services, Inc.	2,484	61,752
Citigroup, Inc.	866,042	53,114,356
Citizens & Northern Corp.	5,947	101,396
Citizens Community Bancorp, Inc.	3,309	36,399
Citizens Financial Group, Inc.	213,390	7,278,733
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Citizens Financial Services, Inc.	1,994	80,558
City Holding Co.	6,363	642,790
Civista Bancshares, Inc.	5,755	82,181
CNB Financial Corp.	8,219	156,161
Coastal Financial Corp. *	5,270	203,844
Codorus Valley Bancorp, Inc.	4,360	96,792
Colony Bankcorp, Inc.	7,200	78,264
Columbia Banking System, Inc.	93,886	1,765,996
Columbia Financial, Inc. *	14,396	238,974
Comerica, Inc.	61,134	3,067,093
Commerce Bancshares, Inc.	52,932	2,894,322
Community Bank System, Inc.	25,119	1,085,643
Community Trust Bancorp, Inc.	6,370	267,604
Community West Bancshares	6,826	117,202
ConnectOne Bancorp, Inc.	14,768	264,495
CrossFirst Bankshares, Inc. *	17,616	212,801
Cullen/Frost Bankers, Inc.	28,859	3,011,148
Cullman Bancorp, Inc.	1,374	14,386
Customers Bancorp, Inc. *	12,356	564,299
CVB Financial Corp.	61,166	999,452
Dime Community Bancshares, Inc.	18,909	344,144
Eagle Bancorp Montana, Inc.	2,563	32,806
Eagle Bancorp, Inc.	13,609	251,630
East West Bancorp, Inc.	63,899	4,759,837
Eastern Bankshares, Inc.	70,729	888,356
ECB Bancorp, Inc. *	4,412	51,179
Enterprise Bancorp, Inc.	3,412	82,912
Enterprise Financial Services Corp.	16,939	643,851
Equity Bancshares, Inc., Class A	6,351	211,552
Esquire Financial Holdings, Inc.	3,256	153,227
ESSA Bancorp, Inc.	3,176	51,451
Evans Bancorp, Inc.	2,622	67,097
Farmers & Merchants Bancorp, Inc.	6,004	123,082
Farmers National Banc Corp.	14,833	175,474
FB Financial Corp.	17,225	631,296
Fidelity D&D Bancorp, Inc.	1,779	80,767
Fifth Third Bancorp	308,582	11,250,900
Financial Institutions, Inc.	6,134	105,627
Finward Bancorp	1,806	44,229
Finwise Bancorp *	4,562	48,403
First BanCorp	76,777	1,324,403
First Bancorp, Inc.	3,588	79,223
First Bancorp/Southern Pines NC	20,264	616,228
First Bancshares, Inc.	11,989	287,017
First Bank	9,056	105,774
First Busey Corp.	25,293	565,046
First Business Financial Services, Inc.	2,713	89,719
First Capital, Inc.	1,074	29,535
First Citizens BancShares, Inc., Class A	5,438	9,172,601
First Commonwealth Financial Corp.	43,700	576,403
First Community Bankshares, Inc.	8,451	280,404
First Community Corp.	3,520	58,186
First Financial Bancorp	42,225	933,595
First Financial Bankshares, Inc.	59,024	1,744,749
First Financial Corp.	4,167	151,720
First Financial Northwest, Inc.	2,960	60,295
First Foundation, Inc.	23,207	127,174
First Guaranty Bancshares, Inc.	2,887	32,421
First Hawaiian, Inc.	58,509	1,233,955
First Horizon Corp.	251,327	3,749,799
First Internet Bancorp	3,435	106,657
First Interstate BancSystem, Inc., Class A	37,307	996,097
First Merchants Corp.	28,372	948,192
First Mid Bancshares, Inc.	12,345	382,201
First National Corp.	2,648	39,084
First Northwest Bancorp	3,416	35,014
SECURITY	NUMBER OF SHARES	VALUE ($)
First of Long Island Corp.	9,603	90,940
First Savings Financial Group, Inc.	2,389	38,296
First Seacoast Bancorp, Inc. *	3,389	29,620
First U.S. Bancshares, Inc.	4,841	50,056
First United Corp.	2,849	64,359
First Western Financial, Inc. *	2,786	46,443
Five Star Bancorp	4,893	105,787
Flushing Financial Corp.	12,108	133,430
FNB Corp.	167,523	2,234,757
FNCB Bancorp, Inc.	8,643	47,796
Franklin Financial Services Corp.	1,992	60,298
FS Bancorp, Inc.	3,171	98,840
Fulton Financial Corp.	82,085	1,358,507
FVCBankcorp, Inc. *	8,954	103,061
German American Bancorp, Inc.	14,939	474,014
Glacier Bancorp, Inc.	50,234	1,817,466
Great Southern Bancorp, Inc.	4,013	206,268
Greene County Bancorp, Inc.	3,212	94,497
Guaranty Bancshares, Inc.	3,536	101,589
Hancock Whitney Corp.	39,748	1,804,162
Hanmi Financial Corp.	13,522	206,887
HarborOne Bancorp, Inc.	18,808	190,525
Hawthorn Bancshares, Inc.	2,065	37,645
HBT Financial, Inc.	5,821	107,427
Heartland Financial USA, Inc.	18,495	778,824
Heritage Commerce Corp.	26,186	207,917
Heritage Financial Corp.	14,372	254,959
Hilltop Holdings, Inc.	19,849	580,782
Hingham Institution For Savings (a)	707	119,412
HMN Financial, Inc.	2,233	44,437
Home Bancorp, Inc.	3,387	118,545
Home BancShares, Inc.	83,150	1,968,992
HomeStreet, Inc.	8,389	102,765
HomeTrust Bancshares, Inc.	6,363	163,529
Hope Bancorp, Inc.	59,050	591,681
Horizon Bancorp, Inc.	16,744	192,221
Huntington Bancshares, Inc.	654,417	8,814,997
IF Bancorp, Inc.	584	9,636
Independent Bank Corp.	9,444	234,306
Independent Bank Corp.	19,247	966,969
Independent Bank Group, Inc.	17,129	637,884
International Bancshares Corp.	24,669	1,372,830
Investar Holding Corp.	3,333	55,594
John Marshall Bancorp, Inc.	4,443	73,398
JPMorgan Chase & Co.	1,315,017	252,141,360
Kearny Financial Corp.	30,246	163,328
KeyCorp	422,099	6,116,215
Lakeland Bancorp, Inc.	27,779	338,626
Lakeland Financial Corp.	12,289	722,225
Landmark Bancorp, Inc.	2,076	37,368
LCNB Corp.	4,732	66,721
LINKBANCORP, Inc.	5,773	38,275
Live Oak Bancshares, Inc.	14,105	455,874
M&T Bank Corp.	75,587	10,914,007
Macatawa Bank Corp.	10,493	146,902
Magyar Bancorp, Inc.	1,051	11,971
MainStreet Bancshares, Inc.	3,000	45,810
Mercantile Bank Corp.	5,802	209,336
Meridian Corp.	3,846	35,614
Metrocity Bankshares, Inc.	7,678	176,440
Metropolitan Bank Holding Corp. *	4,799	190,520
Mid Penn Bancorp, Inc.	5,597	113,227
Middlefield Banc Corp.	3,452	74,114
Midland States Bancorp, Inc.	8,785	192,392
MidWestOne Financial Group, Inc.	5,792	116,825
MVB Financial Corp.	4,605	82,752
National Bank Holdings Corp., Class A	16,969	555,395
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Bankshares, Inc.	2,506	67,186
NB Bancorp, Inc. *	18,000	263,160
NBT Bancorp, Inc.	21,649	757,932
New York Community Bancorp, Inc.	329,468	873,090
Nicolet Bankshares, Inc.	5,917	452,828
Northeast Bank	3,001	155,212
Northeast Community Bancorp, Inc.	5,675	89,552
Northfield Bancorp, Inc.	18,804	156,825
Northrim BanCorp, Inc.	2,596	124,089
Northwest Bancshares, Inc.	54,295	575,527
Norwood Financial Corp.	3,060	73,715
NSTS Bancorp, Inc. *	1,610	15,440
Oak Valley Bancorp	3,707	89,524
OceanFirst Financial Corp.	25,110	370,624
OFG Bancorp	23,182	837,102
Ohio Valley Banc Corp.	1,400	32,900
Old National Bancorp	139,479	2,306,990
Old Point Financial Corp.	1,643	23,166
Old Second Bancorp, Inc.	17,372	237,996
OP Bancorp	5,203	47,503
Orange County Bancorp, Inc.	1,662	71,815
Origin Bancorp, Inc.	12,052	357,944
Orrstown Financial Services, Inc.	4,595	120,481
Pacific Premier Bancorp, Inc.	45,517	978,616
Park National Corp.	7,007	922,892
Parke Bancorp, Inc.	4,518	74,366
Pathfinder Bancorp, Inc.	593	7,543
Pathward Financial, Inc.	11,847	596,733
PB Bankshares, Inc. *	2,277	28,144
PCB Bancorp	4,081	59,419
Peapack-Gladstone Financial Corp.	6,657	148,984
Penns Woods Bancorp, Inc.	2,250	39,330
Peoples Bancorp of North Carolina, Inc.	1,896	55,155
Peoples Bancorp, Inc.	15,377	446,548
Peoples Financial Services Corp.	2,693	101,984
Pinnacle Financial Partners, Inc.	34,743	2,664,788
Pioneer Bancorp, Inc. *	2,717	24,059
Plumas Bancorp	2,267	79,708
PNC Financial Services Group, Inc.	181,284	27,783,586
Ponce Financial Group, Inc. *	10,983	88,303
Popular, Inc.	33,493	2,846,570
Preferred Bank	5,696	431,130
Premier Financial Corp.	14,638	283,684
Primis Financial Corp.	10,278	99,902
Princeton Bancorp, Inc.	1,590	46,349
Prosperity Bancshares, Inc.	42,545	2,636,514
Provident Bancorp, Inc. *	6,035	53,681
Provident Financial Holdings, Inc.	3,562	46,092
Provident Financial Services, Inc.	32,096	471,169
QCR Holdings, Inc.	7,130	391,865
RBB Bancorp	6,055	107,537
Red River Bancshares, Inc.	1,974	89,245
Regions Financial Corp.	419,248	8,078,909
Renasant Corp.	26,630	773,868
Republic Bancorp, Inc., Class A	3,781	191,772
Richmond Mutual BanCorp, Inc.	4,348	47,263
Riverview Bancorp, Inc.	6,215	23,182
S&T Bancorp, Inc.	16,257	490,149
Sandy Spring Bancorp, Inc.	19,518	399,143
SB Financial Group, Inc.	3,301	44,167
Seacoast Banking Corp. of Florida	37,995	876,545
ServisFirst Bancshares, Inc.	22,675	1,336,918
Shore Bancshares, Inc.	11,833	122,472
Sierra Bancorp	5,854	116,026
Simmons First National Corp., Class A	54,646	933,900
SmartFinancial, Inc.	6,197	127,348
SECURITY	NUMBER OF SHARES	VALUE ($)
Sound Financial Bancorp, Inc.	596	23,834
South Plains Financial, Inc.	5,663	146,785
Southern California Bancorp *	5,092	71,237
Southern First Bancshares, Inc. *	2,967	76,608
Southern Missouri Bancorp, Inc.	4,045	162,205
Southern States Bancshares, Inc.	2,910	70,335
Southside Bancshares, Inc.	12,464	332,290
SouthState Corp.	35,121	2,658,660
Stellar Bancorp, Inc.	23,106	512,953
Sterling Bancorp, Inc. *	9,738	46,061
Stock Yards Bancorp, Inc.	13,389	596,480
Summit Financial Group, Inc.	6,235	165,040
Summit State Bank	1,071	10,678
Synovus Financial Corp.	66,672	2,386,191
TC Bancshares, Inc.	3,005	41,018
Territorial Bancorp, Inc.	4,386	33,027
Texas Capital Bancshares, Inc. *	21,446	1,231,000
TFS Financial Corp.	26,645	320,006
Third Coast Bancshares, Inc. *	6,287	122,094
Timberland Bancorp, Inc.	3,571	87,132
Tompkins Financial Corp.	5,291	232,698
Towne Bank	31,866	824,373
TriCo Bancshares	14,278	496,446
Triumph Financial, Inc. *	9,395	661,032
Truist Financial Corp.	605,147	22,723,270
TrustCo Bank Corp.	7,608	202,525
Trustmark Corp.	26,268	777,533
U.S. Bancorp	708,230	28,775,385
UMB Financial Corp.	19,832	1,579,817
Union Bankshares, Inc.	2,125	55,675
United Bancorp, Inc.	3,371	42,104
United Bankshares, Inc.	60,481	1,963,213
United Community Banks, Inc.	53,201	1,342,261
United Security Bancshares	6,461	46,002
Unity Bancorp, Inc.	2,383	64,150
Univest Financial Corp.	12,810	267,345
USCB Financial Holdings, Inc.	5,422	60,401
Valley National Bancorp	191,195	1,340,277
Veritex Holdings, Inc.	23,608	459,884
Virginia National Bankshares Corp.	2,256	63,642
WaFd, Inc.	33,211	899,686
Washington Trust Bancorp, Inc.	7,375	187,768
Webster Financial Corp.	78,794	3,453,541
Wells Fargo & Co.	1,636,995	97,106,543
WesBanco, Inc.	28,444	767,988
West BanCorp, Inc.	6,294	102,340
Westamerica BanCorp	11,683	543,844
Western Alliance Bancorp	48,934	2,780,919
Western New England Bancorp, Inc.	10,349	62,508
William Penn Bancorp	4,788	58,605
Wintrust Financial Corp.	28,405	2,745,059
WSFS Financial Corp.	28,278	1,208,319
Zions Bancorp NA	66,517	2,712,563
		804,669,651

Capital Goods 6.7%
374Water, Inc. *	24,532	36,553
3D Systems Corp. *	57,208	191,647
3M Co.	250,693	24,194,381
A O Smith Corp.	55,488	4,596,626
AAON, Inc.	30,751	2,893,362
AAR Corp. *	15,508	1,072,223
Acuity Brands, Inc.	14,056	3,490,105
Advanced Drainage Systems, Inc.	30,856	4,844,392
AECOM	62,336	5,757,353
AeroVironment, Inc. *	13,018	2,080,146
AerSale Corp. *	13,422	95,699
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AGCO Corp.	28,277	3,228,951
Air Lease Corp., Class A	46,954	2,358,969
Alamo Group, Inc.	4,523	879,181
Albany International Corp., Class A	14,231	1,134,922
Allegion PLC	40,284	4,896,923
Allient, Inc.	6,061	178,133
Allison Transmission Holdings, Inc.	40,814	3,001,870
Alpha Pro Tech Ltd. *	5,970	35,641
Alta Equipment Group, Inc.	10,115	112,378
Ameresco, Inc., Class A *	14,647	306,562
American Superconductor Corp. *	15,966	197,180
American Woodmark Corp. *	7,275	669,882
AMETEK, Inc.	105,210	18,375,979
Amprius Technologies, Inc. *(a)	6,864	12,836
API Group Corp. *	95,749	3,693,039
Apogee Enterprises, Inc.	9,815	606,371
Applied Industrial Technologies, Inc.	17,335	3,176,639
Archer Aviation, Inc., Class A *(a)	85,720	332,594
Arcosa, Inc.	21,785	1,656,096
Argan, Inc.	5,730	345,290
Armstrong World Industries, Inc.	20,233	2,324,367
Array Technologies, Inc. *	67,077	827,730
Astec Industries, Inc.	9,833	411,019
Astronics Corp. *	12,013	201,458
Atkore, Inc.	16,714	2,929,964
Atmus Filtration Technologies, Inc. *	37,740	1,143,145
Axon Enterprise, Inc. *	32,035	10,048,098
AZEK Co., Inc., Class A *	67,533	3,082,206
AZZ, Inc.	13,226	947,378
Barnes Group, Inc.	24,691	857,272
Beacon Roofing Supply, Inc. *	29,289	2,885,845
Beam Global *(a)	3,328	21,632
Bloom Energy Corp., Class A *	99,158	1,103,629
Blue Bird Corp. *	7,221	237,968
BlueLinx Holdings, Inc. *	3,850	422,230
Boeing Co. *	260,877	43,785,596
Boise Cascade Co.	17,746	2,347,263
Bowman Consulting Group Ltd., Class A *	6,300	204,687
Broadwind, Inc. *	7,298	15,472
Builders FirstSource, Inc. *	56,352	10,302,273
BWX Technologies, Inc.	41,486	3,973,114
Byrna Technologies, Inc. *	8,100	100,278
Cadre Holdings, Inc.	8,267	275,704
Carlisle Cos., Inc.	21,916	8,508,887
Carrier Global Corp.	380,742	23,411,826
Caterpillar, Inc.	231,565	77,474,702
ChargePoint Holdings, Inc. *(a)	196,893	261,868
Chart Industries, Inc. *	18,899	2,722,590
ClearSign Technologies Corp. *	25,555	20,191
CNH Industrial NV *	442,830	5,048,262
Columbus McKinnon Corp.	11,948	493,094
Comfort Systems USA, Inc.	16,181	5,006,563
Commercial Vehicle Group, Inc. *	13,417	80,636
Concrete Pumping Holdings, Inc. *	9,442	62,789
Construction Partners, Inc., Class A *	19,811	1,023,040
Core & Main, Inc., Class A *	76,992	4,347,738
CPI Aerostructures, Inc. *	9,173	24,217
Crane Co.	21,790	3,050,818
CSW Industrials, Inc.	7,187	1,707,775
Cummins, Inc.	62,113	17,546,301
Curtiss-Wright Corp.	17,335	4,393,036
Custom Truck One Source, Inc. *	24,214	120,828
Deere & Co.	118,324	46,313,197
Desktop Metal, Inc., Class A *(a)	150,462	117,721
Distribution Solutions Group, Inc. *	4,920	162,212
DNOW, Inc. *	46,130	650,894
Donaldson Co., Inc.	55,044	3,974,177
SECURITY	NUMBER OF SHARES	VALUE ($)
Douglas Dynamics, Inc.	10,577	239,463
Dover Corp.	63,291	11,348,076
Ducommun, Inc. *	6,692	361,970
DXP Enterprises, Inc. *	6,811	332,104
Dycom Industries, Inc. *	13,550	1,897,271
Eastern Co.	1,809	57,508
Eaton Corp. PLC	181,627	57,804,609
EMCOR Group, Inc.	21,512	7,683,441
Emerson Electric Co.	259,541	27,973,329
Encore Wire Corp.	7,016	1,959,990
Energy Recovery, Inc. *	23,814	354,829
Energy Vault Holdings, Inc. *(a)	35,879	45,566
Enerpac Tool Group Corp., Class A	24,176	861,391
EnerSys	18,542	1,677,124
Enovix Corp. *(a)	65,857	412,265
Enpro, Inc.	9,537	1,431,790
Eos Energy Enterprises, Inc. *(a)	166,111	128,437
Esab Corp.	25,979	2,750,657
ESCO Technologies, Inc.	11,966	1,213,951
ESS Tech, Inc. *	37,500	28,271
Eve Holding, Inc. *(a)	13,706	73,875
EVI Industries, Inc.	2,765	56,738
Fastenal Co.	259,725	17,645,716
Federal Signal Corp.	27,302	2,219,653
Ferguson PLC	92,606	19,437,999
Flowserve Corp.	59,998	2,829,506
Fluence Energy, Inc. *	25,579	456,329
Fluor Corp. *	76,171	3,071,976
Flux Power Holdings, Inc. *	3,973	18,474
Fortive Corp.	159,352	11,994,425
Fortune Brands Innovations, Inc.	57,048	4,170,209
Franklin Electric Co., Inc.	17,679	1,701,957
FreightCar America, Inc. *	5,033	17,565
FTAI Aviation Ltd.	46,347	3,254,023
FuelCell Energy, Inc. *(a)	245,463	227,741
Gates Industrial Corp. PLC *	78,823	1,388,861
GATX Corp.	16,085	1,968,161
GE Vernova, Inc. *	123,273	18,948,293
Gencor Industries, Inc. *	3,418	58,003
Generac Holdings, Inc. *	27,474	3,735,365
General Dynamics Corp.	103,317	29,661,278
General Electric Co.	495,045	80,108,182
Gibraltar Industries, Inc. *	13,337	953,062
Global Industrial Co.	6,777	260,982
GMS, Inc. *	18,841	1,743,169
Gorman-Rupp Co.	9,748	323,341
Graco, Inc.	77,211	6,192,322
GrafTech International Ltd.	88,000	151,360
Graham Corp. *	4,043	112,557
Granite Construction, Inc.	20,835	1,156,342
Great Lakes Dredge & Dock Corp. *	30,154	199,016
Greenbrier Cos., Inc.	15,526	766,829
Griffon Corp.	17,893	1,172,349
H&E Equipment Services, Inc.	14,463	698,418
Hayward Holdings, Inc. *	54,969	746,479
HEICO Corp.	46,220	9,586,028
Helios Technologies, Inc.	16,121	727,057
Herc Holdings, Inc.	12,917	1,847,519
Hexcel Corp.	37,494	2,407,490
Hillenbrand, Inc.	31,846	1,519,691
Hillman Solutions Corp. *	86,449	826,452
Honeywell International, Inc.	299,870	57,793,945
Howmet Aerospace, Inc.	178,259	11,898,788
Hubbell, Inc., Class B	24,250	8,985,110
Hudson Technologies, Inc. *	17,443	173,035
Huntington Ingalls Industries, Inc.	17,977	4,978,371
Hurco Cos., Inc.	3,214	58,173
Hydrofarm Holdings Group, Inc. *	27,153	26,341
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyliion Holdings Corp. *	54,325	70,079
Hyster-Yale Materials Handling, Inc.	4,451	260,695
Hyzon Motors, Inc. *(a)	59,135	32,229
Ideal Power, Inc. *	3,471	27,109
IDEX Corp.	34,223	7,544,803
IES Holdings, Inc. *	3,807	514,402
Illinois Tool Works, Inc.	123,648	30,183,713
Ingersoll Rand, Inc.	184,128	17,182,825
INNOVATE Corp. *(a)	23,119	16,223
Innovative Solutions & Support, Inc. *	6,865	44,485
Insteel Industries, Inc.	8,973	288,033
Intuitive Machines, Inc. *	4,780	24,187
ITT, Inc.	37,201	4,811,577
Janus International Group, Inc. *	42,467	611,949
JELD-WEN Holding, Inc. *	41,048	841,484
John Bean Technologies Corp.	14,561	1,297,239
Johnson Controls International PLC	309,780	20,157,385
Kadant, Inc.	5,473	1,498,453
Karat Packaging, Inc.	3,014	81,679
Kennametal, Inc.	34,295	806,961
Kratos Defense & Security Solutions, Inc. *	65,438	1,166,105
L B Foster Co., Class A *	5,290	122,993
L3Harris Technologies, Inc.	86,130	18,436,126
Lennox International, Inc.	14,503	6,720,980
Leonardo DRS, Inc. *	30,996	667,034
Limbach Holdings, Inc. *	4,683	212,280
Lincoln Electric Holdings, Inc.	26,176	5,746,417
Lindsay Corp.	4,679	543,466
Lockheed Martin Corp.	97,751	45,447,372
LS Starrett Co., Class A *	2,865	46,155
LSI Industries, Inc.	12,912	188,515
Luxfer Holdings PLC	12,212	117,602
Manitex International, Inc. *	9,465	49,313
Manitowoc Co., Inc. *	15,925	192,693
Masco Corp.	99,743	6,827,408
Masonite International Corp. *	10,179	1,349,226
MasTec, Inc. *	27,749	2,461,059
Masterbrand, Inc. *	54,311	905,364
Matrix Service Co. *	10,847	122,137
Mayville Engineering Co., Inc. *	3,327	45,780
McGrath RentCorp	11,233	1,198,112
MDU Resources Group, Inc.	92,911	2,294,902
Mega Matrix Corp. *(a)	24,173	55,840
Mercury Systems, Inc. *	26,411	744,790
Microvast Holdings, Inc. *	86,292	33,818
Middleby Corp. *	24,472	3,400,874
Miller Industries, Inc.	5,104	248,616
Moog, Inc., Class A	12,812	2,038,005
MRC Global, Inc. *	35,400	397,542
MSC Industrial Direct Co., Inc., Class A	21,058	1,921,332
Mueller Industries, Inc.	52,122	2,909,450
Mueller Water Products, Inc., Class A	73,402	1,162,688
MYR Group, Inc. *	7,578	1,259,842
National Presto Industries, Inc.	2,215	181,608
NeoVolta, Inc. *	12,964	29,947
Net Power, Inc. *	11,532	125,699
NEXTracker, Inc., Class A *	56,212	2,405,311
Nikola Corp. *(a)	475,977	295,391
NN, Inc. *	28,401	101,108
Nordson Corp.	24,814	6,406,727
Northrop Grumman Corp.	64,151	31,115,160
Northwest Pipe Co. *	4,286	135,652
NuScale Power Corp. *(a)	18,303	106,157
nVent Electric PLC	75,960	5,474,437
Ocean Power Technologies, Inc. *	48,625	9,385
Omega Flex, Inc.	1,422	94,222
SECURITY	NUMBER OF SHARES	VALUE ($)
Optex Systems Holdings, Inc. *	1,633	11,627
Orion Energy Systems, Inc. *	16,987	14,689
Orion Group Holdings, Inc. *	16,674	118,552
Oshkosh Corp.	30,089	3,378,092
Otis Worldwide Corp.	184,205	16,799,496
Owens Corning	40,347	6,786,769
PACCAR, Inc.	237,935	25,247,283
Palladyne AI Corp. *(a)	16,115	21,755
Park Aerospace Corp.	8,310	118,584
Parker-Hannifin Corp.	58,410	31,828,193
Park-Ohio Holdings Corp.	3,931	100,358
Pentair PLC	75,010	5,932,541
Perma-Pipe International Holdings, Inc. *	3,363	28,922
Plug Power, Inc. *(a)	257,087	593,871
Powell Industries, Inc.	4,127	590,161
Preformed Line Products Co.	1,284	155,403
Primoris Services Corp.	23,266	1,084,196
Proto Labs, Inc. *	11,556	352,227
Quanex Building Products Corp.	14,804	491,789
Quanta Services, Inc.	66,048	17,077,371
RBC Bearings, Inc. *	13,311	3,255,205
Redwire Corp. *(a)	10,290	38,896
Regal Rexnord Corp.	30,331	4,894,513
Resideo Technologies, Inc. *	66,274	1,294,331
REV Group, Inc.	17,261	377,325
Rocket Lab USA, Inc. *	115,703	435,043
Rockwell Automation, Inc.	51,956	14,077,998
RTX Corp.	603,527	61,270,061
Rush Enterprises, Inc., Class A	27,445	1,205,384
Rush Enterprises, Inc., Class B	4,245	173,663
Sensata Technologies Holding PLC	71,760	2,749,126
SES AI Corp. *	59,899	94,640
Shoals Technologies Group, Inc., Class A *	78,954	667,161
Shyft Group, Inc.	13,268	144,356
Simpson Manufacturing Co., Inc.	19,349	3,364,598
SiteOne Landscape Supply, Inc. *	20,317	3,187,534
SKYX Platforms Corp. *(a)	16,813	17,317
Snap-on, Inc.	23,784	6,373,161
Southland Holdings, Inc. *	4,155	18,199
Spirit AeroSystems Holdings, Inc., Class A *	53,050	1,697,600
SPX Technologies, Inc. *	20,639	2,514,037
Standex International Corp.	5,059	874,600
Stanley Black & Decker, Inc.	69,413	6,344,348
Stem, Inc. *(a)	66,115	121,652
Sterling Infrastructure, Inc. *	14,438	1,466,901
SunPower Corp. *(a)	35,778	73,703
Sunrun, Inc. *	100,949	1,038,765
Symbotic, Inc. *(a)	16,004	617,274
Taylor Devices, Inc. *	2,017	100,124
TechPrecision Corp. *	4,478	21,808
Tecnoglass, Inc.	9,961	553,334
Tennant Co.	8,134	947,448
Terex Corp.	30,889	1,731,328
Terran Orbital Corp. *	140,347	185,258
Textron, Inc.	89,512	7,571,820
Thermon Group Holdings, Inc. *	14,491	462,698
Timken Co.	29,679	2,647,960
Titan International, Inc. *	20,997	231,387
Titan Machinery, Inc. *	8,199	182,510
Toro Co.	48,190	4,220,962
TPI Composites, Inc. *	21,000	66,780
Trane Technologies PLC	103,508	32,847,229
Transcat, Inc. *	4,012	430,768
TransDigm Group, Inc.	25,329	31,611,352
Trex Co., Inc. *	49,341	4,369,146
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Trinity Industries, Inc.	38,655	1,005,803
Triumph Group, Inc. *	38,079	508,735
Tutor Perini Corp. *	18,907	314,423
Twin Disc, Inc.	5,599	90,032
UFP Industries, Inc.	28,460	3,207,442
Ultralife Corp. *	6,691	78,285
United Rentals, Inc.	30,628	20,459,198
Urban-Gro, Inc. *	4,382	9,158
V2X, Inc. *	4,770	231,727
Valmont Industries, Inc.	9,518	1,949,286
Vertiv Holdings Co., Class A	159,479	14,831,547
Vicor Corp. *	11,782	381,501
Virgin Galactic Holdings, Inc. *	161,816	140,796
VirTra, Inc. *	3,586	56,515
Wabash National Corp.	19,725	455,845
Watsco, Inc.	14,231	6,371,503
Watts Water Technologies, Inc., Class A	12,334	2,447,806
WESCO International, Inc.	19,943	3,046,293
Westinghouse Air Brake Technologies Corp.	81,372	13,107,402
Westwater Resources, Inc. *	34,475	15,303
Willis Lease Finance Corp. *	1,159	56,339
WillScot Mobile Mini Holdings Corp. *	88,444	3,268,890
Woodward, Inc.	27,253	4,424,797
WW Grainger, Inc.	20,131	18,547,697
Xometry, Inc., Class A *	18,299	327,003
Xylem, Inc.	109,709	14,338,966
Zurn Elkay Water Solutions Corp.	65,405	2,045,868
		1,497,163,702

Commercial & Professional Services 1.6%
ABM Industries, Inc.	28,429	1,242,347
ACCO Brands Corp.	38,516	185,647
Acme United Corp.	1,454	59,483
ACV Auctions, Inc., Class A *	61,272	1,069,196
Alight, Inc., Class A *	169,421	1,528,177
ARC Document Solutions, Inc.	19,042	50,271
Aris Water Solutions, Inc., Class A	14,973	210,071
ASGN, Inc. *	21,209	2,045,608
Asure Software, Inc. *	7,413	54,782
Automatic Data Processing, Inc.	186,653	45,149,494
Barrett Business Services, Inc.	3,084	374,706
BGSF, Inc.	6,465	55,405
Blacksky Technology, Inc. *	43,595	52,750
Booz Allen Hamilton Holding Corp., Class A	59,085	8,725,082
Brady Corp., Class A	19,596	1,156,164
BrightView Holdings, Inc. *	19,228	216,315
Brink's Co.	19,911	1,741,416
Broadridge Financial Solutions, Inc.	53,657	10,377,800
CACI International, Inc., Class A *	10,112	4,067,350
Casella Waste Systems, Inc., Class A *	25,307	2,287,753
CBIZ, Inc. *	23,252	1,655,077
CECO Environmental Corp. *	12,430	268,737
Cimpress PLC *	8,208	699,896
Cintas Corp.	39,194	25,802,978
Clarivate PLC *	200,493	1,355,333
Clean Harbors, Inc. *	22,979	4,353,372
Concentrix Corp.	21,127	1,155,013
Conduent, Inc. *	68,566	215,983
Copart, Inc. *	396,390	21,527,941
CoreCivic, Inc. *	49,662	739,964
CRA International, Inc.	2,904	421,341
CSG Systems International, Inc.	12,935	611,049
Dayforce, Inc. *	71,589	4,393,417
Deluxe Corp.	19,740	389,865
SECURITY	NUMBER OF SHARES	VALUE ($)
DLH Holdings Corp. *	3,968	42,140
Driven Brands Holdings, Inc. *	31,309	448,658
Dun & Bradstreet Holdings, Inc.	103,398	940,922
Ennis, Inc.	10,401	206,980
Enviri Corp. *	34,248	266,449
Equifax, Inc.	56,255	12,386,788
ExlService Holdings, Inc. *	75,035	2,176,015
Exponent, Inc.	22,633	2,080,199
First Advantage Corp.	24,470	398,861
FiscalNote Holdings, Inc. *	35,000	47,600
Forrester Research, Inc. *	4,414	80,291
Franklin Covey Co. *	5,263	204,941
FTI Consulting, Inc. *	15,747	3,367,181
GEE Group, Inc. *	66,522	20,908
Genpact Ltd.	79,064	2,430,427
GEO Group, Inc. *	52,634	782,141
Healthcare Services Group, Inc. *	33,424	354,963
Heidrick & Struggles International, Inc.	8,008	236,076
HireQuest, Inc.	1,724	22,102
HireRight Holdings Corp. *	8,556	122,351
HNI Corp.	20,010	839,420
Hudson Global, Inc. *	1,522	24,733
Huron Consulting Group, Inc. *	8,075	752,913
ICF International, Inc.	7,937	1,145,230
Innodata, Inc. *(a)	11,159	65,169
Insperity, Inc.	16,296	1,677,347
Interface, Inc., Class A	23,118	353,474
Jacobs Solutions, Inc.	57,333	8,229,005
KBR, Inc.	61,122	3,969,263
Kelly Services, Inc., Class A	14,539	333,525
Kforce, Inc.	8,111	500,935
Korn Ferry	24,435	1,483,693
LanzaTech Global, Inc. *	41,157	89,105
Legalzoom.com, Inc. *	58,398	697,856
Leidos Holdings, Inc.	62,804	8,806,377
Liquidity Services, Inc. *	10,485	180,971
ManpowerGroup, Inc.	23,037	1,738,142
Mastech Digital, Inc. *	3,073	27,288
Matthews International Corp., Class A	12,972	349,985
Maximus, Inc.	27,241	2,186,907
MillerKnoll, Inc.	32,897	836,571
Mistras Group, Inc. *	7,028	61,495
Montrose Environmental Group, Inc. *	11,954	519,043
MSA Safety, Inc.	16,898	3,048,399
NL Industries, Inc.	5,834	47,897
NV5 Global, Inc. *	6,242	582,004
Odyssey Marine Exploration, Inc., Class B *	9,740	35,551
OPENLANE, Inc. *	46,068	791,448
Parsons Corp. *	19,123	1,501,347
Paychex, Inc.	145,747	17,316,201
Paycom Software, Inc.	22,108	4,155,862
Paycor HCM, Inc. *	29,019	504,060
Paylocity Holding Corp. *	20,057	3,112,044
Performant Financial Corp. *	24,843	66,082
Perma-Fix Environmental Services, Inc. *	5,410	61,945
Pitney Bowes, Inc.	72,387	308,369
Planet Labs PBC *	85,241	144,057
Quad/Graphics, Inc.	10,911	48,990
Quest Resource Holding Corp. *	7,972	80,836
RB Global, Inc.	82,628	5,914,512
RCM Technologies, Inc. *	3,160	59,882
Republic Services, Inc., Class A	92,971	17,822,541
Resources Connection, Inc.	13,566	149,904
Robert Half, Inc.	48,156	3,329,506
Rollins, Inc.	126,566	5,639,781
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Science Applications International Corp.	23,997	3,088,414
SP Plus Corp. *	8,590	438,605
Spire Global, Inc. *	13,858	144,678
SS&C Technologies Holdings, Inc.	97,772	6,051,109
Steel Connect, Inc. *	3,096	38,669
Steelcase, Inc., Class A	41,203	495,672
Stericycle, Inc. *	41,790	1,869,267
Sterling Check Corp. *	18,145	274,534
Team, Inc. *	2,284	16,262
Tetra Tech, Inc.	24,555	4,781,350
TransUnion	88,758	6,479,334
TriNet Group, Inc.	14,580	1,463,395
TrueBlue, Inc. *	14,017	146,057
TTEC Holdings, Inc.	8,462	61,603
UniFirst Corp.	6,937	1,110,822
Upwork, Inc. *	54,356	635,965
Veralto Corp.	100,194	9,386,174
Verisk Analytics, Inc., Class A	65,884	14,360,077
Verra Mobility Corp., Class A *	74,041	1,745,887
Vestis Corp.	61,471	1,132,296
Viad Corp. *	9,565	329,801
Virco Mfg. Corp.	8,190	87,387
VSE Corp.	6,424	501,522
Waste Management, Inc.	166,483	34,631,794
Where Food Comes From, Inc. *	1,066	13,090
Willdan Group, Inc. *	5,928	167,110
		359,896,315

Consumer Discretionary Distribution & Retail 5.5%
1-800-Flowers.com, Inc., Class A *	11,856	107,534
1stdibs.com, Inc. *	9,755	55,799
Aaron's Co., Inc.	12,845	88,759
Abercrombie & Fitch Co., Class A *	22,890	2,781,593
Academy Sports & Outdoors, Inc.	33,236	1,937,659
Advance Auto Parts, Inc.	27,690	2,020,816
Amazon.com, Inc. *	4,157,869	727,627,075
AMCON Distributing Co.	430	63,578
American Eagle Outfitters, Inc.	84,396	2,047,447
America's Car-Mart, Inc. *	2,651	151,743
Arhaus, Inc.	18,293	231,589
Arko Corp.	30,423	130,819
Asbury Automotive Group, Inc. *	9,220	1,938,413
AutoNation, Inc. *	11,624	1,873,208
AutoZone, Inc. *	7,859	23,234,348
BARK, Inc. *	57,147	62,862
Barnes & Noble Education, Inc. *	11,885	2,417
Bath & Body Works, Inc.	103,146	4,684,891
Best Buy Co., Inc.	87,403	6,436,357
Beyond, Inc. *	23,329	469,613
Big 5 Sporting Goods Corp.	12,375	43,808
Big Lots, Inc. *(a)	11,917	41,948
Boot Barn Holdings, Inc. *	14,135	1,504,953
Buckle, Inc.	12,881	481,621
Build-A-Bear Workshop, Inc.	4,907	147,995
Burlington Stores, Inc. *	29,502	5,308,590
Caleres, Inc.	14,963	551,087
Camping World Holdings, Inc., Class A	17,775	360,299
CarMax, Inc. *	72,165	4,905,055
CarParts.com, Inc. *	19,856	24,423
Carvana Co., Class A *	47,257	3,918,550
Cato Corp., Class A	7,948	38,309
Chewy, Inc., Class A *	55,098	825,919
Children's Place, Inc. *(a)	5,140	35,774
Citi Trends, Inc. *	3,328	71,352
ContextLogic, Inc., Class A *	9,687	53,763
SECURITY	NUMBER OF SHARES	VALUE ($)
Designer Brands, Inc., Class A	22,662	210,530
Destination XL Group, Inc. *	23,026	73,913
Dick's Sporting Goods, Inc.	26,889	5,403,076
Dillard's, Inc., Class A	1,671	731,881
Duluth Holdings, Inc., Class B *	5,930	24,965
eBay, Inc.	236,739	12,201,528
Envela Corp. *	4,047	17,362
Etsy, Inc. *	53,952	3,704,884
EVgo, Inc., Class A *(a)	53,220	96,328
Five Below, Inc. *	24,848	3,636,256
Floor & Decor Holdings, Inc., Class A *	48,495	5,350,453
Foot Locker, Inc.	37,695	785,941
GameStop Corp., Class A *(a)	122,867	1,362,595
Gap, Inc.	97,133	1,993,169
Genesco, Inc. *	5,301	134,168
Genuine Parts Co.	63,869	10,040,846
Group 1 Automotive, Inc.	6,053	1,779,703
Groupon, Inc., Class A *(a)	10,000	115,600
Grove Collaborative Holdings *(a)	30,520	45,780
Guess?, Inc.	12,378	331,483
Haverty Furniture Cos., Inc.	5,993	184,584
Hibbett, Inc.	5,232	451,208
Home Depot, Inc.	452,709	151,304,402
J Jill, Inc. *	1,560	38,875
Kirkland's, Inc. *(a)	6,028	11,513
Kohl's Corp.	51,320	1,228,601
Lands' End, Inc. *	4,426	60,548
Lazydays Holdings, Inc. *	5,770	20,426
Leslie's, Inc. *	81,713	321,132
Lithia Motors, Inc., Class A	12,499	3,179,496
LKQ Corp.	120,641	5,203,246
LL Flooring Holdings, Inc. *	17,182	27,148
Lowe's Cos., Inc.	261,599	59,641,956
Macy's, Inc.	122,724	2,261,803
MarineMax, Inc. *	9,973	246,034
Monro, Inc.	13,330	363,243
Murphy USA, Inc.	8,739	3,616,373
National Vision Holdings, Inc. *	33,045	575,644
Nordstrom, Inc.	41,618	791,158
ODP Corp. *	14,773	752,093
Ollie's Bargain Outlet Holdings, Inc. *	28,375	2,075,348
OneWater Marine, Inc., Class A *	4,282	88,680
O'Reilly Automotive, Inc. *	26,870	27,226,296
Penske Automotive Group, Inc.	8,480	1,296,677
Petco Health & Wellness Co., Inc., Class A *	38,893	58,340
Pool Corp.	17,535	6,356,964
Qurate Retail, Inc. *	147,875	121,479
RealReal, Inc. *(a)	43,796	167,301
Revolve Group, Inc. *	18,087	360,112
RH *	7,107	1,755,784
Ross Stores, Inc.	153,196	19,846,542
RumbleON, Inc., Class B *	6,108	31,517
Sally Beauty Holdings, Inc. *	52,790	572,772
Savers Value Village, Inc. *	10,670	176,268
Shoe Carnival, Inc.	7,662	256,217
Signet Jewelers Ltd.	20,487	2,008,341
Sleep Number Corp. *	9,204	122,505
Sonic Automotive, Inc., Class A	6,954	402,219
Sportsman's Warehouse Holdings, Inc. *	14,642	46,854
Stitch Fix, Inc., Class A *	35,867	76,038
Tandy Leather Factory, Inc. *	3,329	15,813
ThredUp, Inc., Class A *	31,702	50,723
Tile Shop Holdings, Inc. *	15,152	101,821
Tilly's, Inc., Class A *	9,759	59,237
TJX Cos., Inc.	518,734	48,807,682
Tractor Supply Co.	48,871	13,345,693
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ulta Beauty, Inc. *	22,175	8,977,327
Upbound Group, Inc.	18,628	577,654
Urban Outfitters, Inc. *	25,860	1,007,506
Valvoline, Inc. *	59,157	2,515,356
Victoria's Secret & Co. *	39,845	702,069
Warby Parker, Inc., Class A *	32,957	386,915
Wayfair, Inc., Class A *	41,312	2,071,797
Weyco Group, Inc.	3,125	91,719
Williams-Sonoma, Inc.	29,292	8,400,360
Winmark Corp.	1,442	518,139
Zumiez, Inc. *	6,961	119,729
		1,223,375,704

Consumer Durables & Apparel 1.1%
Acushnet Holdings Corp.	13,529	824,998
American Outdoor Brands, Inc. *	6,310	49,344
AMMO, Inc. *	41,078	104,338
Aterian, Inc. *	3,271	7,425
Bassett Furniture Industries, Inc.	4,101	57,332
Beazer Homes USA, Inc. *	12,137	340,200
Brunswick Corp.	30,997	2,499,598
Capri Holdings Ltd. *	52,409	1,859,471
Carter's, Inc.	16,335	1,117,477
Cavco Industries, Inc. *	3,534	1,287,118
Century Communities, Inc.	12,516	992,769
Clarus Corp.	11,806	74,732
Columbia Sportswear Co.	15,285	1,217,145
Cricut, Inc., Class A	21,338	113,518
Crocs, Inc. *	27,679	3,442,437
Crown Crafts, Inc.	5,621	28,667
Culp, Inc. *	2,586	11,792
Deckers Outdoor Corp. *	11,618	9,508,984
DR Horton, Inc.	135,495	19,306,683
Dream Finders Homes, Inc., Class A *	11,475	407,363
Escalade, Inc.	3,803	47,385
Ethan Allen Interiors, Inc.	10,573	298,582
Figs, Inc., Class A *	52,953	270,590
Flexsteel Industries, Inc.	2,656	87,542
Funko, Inc., Class A *	14,201	86,484
Garmin Ltd.	69,830	10,088,340
G-III Apparel Group Ltd. *	17,626	496,172
GoPro, Inc., Class A *	54,737	94,695
Green Brick Partners, Inc. *	11,324	612,968
Hamilton Beach Brands Holding Co., Class A	3,706	75,380
Hanesbrands, Inc. *	171,255	780,923
Hasbro, Inc.	60,210	3,690,873
Helen of Troy Ltd. *	11,293	1,046,974
Hooker Furnishings Corp.	5,571	94,707
Hovnanian Enterprises, Inc., Class A *	2,021	298,764
Installed Building Products, Inc.	10,712	2,525,140
iRobot Corp. *	11,608	99,364
JAKKS Pacific, Inc. *	5,309	100,393
Johnson Outdoors, Inc., Class A	2,681	109,948
KB Home	34,561	2,238,170
Kontoor Brands, Inc.	23,446	1,455,059
Lakeland Industries, Inc.	3,608	59,712
Landsea Homes Corp. *	6,542	75,560
Latham Group, Inc. *	20,641	57,795
La-Z-Boy, Inc.	19,021	624,650
Legacy Housing Corp. *	4,652	94,761
Leggett & Platt, Inc.	63,973	1,155,992
Lennar Corp., Class A	117,606	17,831,422
Levi Strauss & Co., Class A	49,226	1,044,576
LGI Homes, Inc. *	9,067	815,395
Lifetime Brands, Inc.	5,690	52,007
Live Ventures, Inc. *	537	13,715
SECURITY	NUMBER OF SHARES	VALUE ($)
Lovesac Co. *	6,938	153,885
Lululemon Athletica, Inc. *	52,351	18,877,771
M/I Homes, Inc. *	12,695	1,475,413
Malibu Boats, Inc., Class A *	8,904	302,914
Marine Products Corp.	5,165	55,524
MasterCraft Boat Holdings, Inc. *	7,841	158,623
Mattel, Inc. *	159,829	2,928,067
Meritage Homes Corp.	16,430	2,723,108
Mohawk Industries, Inc. *	23,919	2,758,339
Movado Group, Inc.	6,936	176,660
Newell Brands, Inc.	185,295	1,471,242
NIKE, Inc., Class B	553,315	51,048,842
NVR, Inc. *	1,457	10,838,404
Oxford Industries, Inc.	6,214	669,745
Peloton Interactive, Inc., Class A *	158,683	493,504
PLBY Group, Inc. *	2,314	2,268
Polaris, Inc.	24,306	2,069,899
PulteGroup, Inc.	96,729	10,777,545
Purple Innovation, Inc., Class A *	27,507	41,811
PVH Corp.	27,592	3,002,010
Ralph Lauren Corp., Class A	18,131	2,966,957
Rocky Brands, Inc.	2,880	74,218
Skechers USA, Inc., Class A *	60,769	4,013,792
Skyline Champion Corp. *	24,310	1,823,007
Smith & Wesson Brands, Inc.	20,549	348,717
Smith Douglas Homes Corp. *	4,614	134,129
Snap One Holdings Corp. *	8,443	89,327
Solo Brands, Inc., Class A *	14,864	27,944
Sonos, Inc. *	60,399	1,020,743
Steven Madden Ltd.	32,680	1,320,599
Sturm Ruger & Co., Inc.	7,968	368,361
Superior Group of Cos., Inc.	5,398	87,825
Tapestry, Inc.	104,896	4,187,448
Taylor Morrison Home Corp., Class A *	48,752	2,730,600
Tempur Sealy International, Inc.	78,252	3,917,295
Toll Brothers, Inc.	47,320	5,636,285
TopBuild Corp. *	14,216	5,752,789
Topgolf Callaway Brands Corp. *	68,746	1,101,311
Traeger, Inc. *	23,917	51,422
Tri Pointe Homes, Inc. *	43,323	1,596,453
Tupperware Brands Corp. *(a)(b)	19,817	21,006
Under Armour, Inc., Class A *	168,301	1,132,666
Unifi, Inc. *	5,875	35,074
United Homes Group, Inc. *	3,328	22,231
Universal Electronics, Inc. *	5,590	63,111
Vera Bradley, Inc. *	11,087	73,063
VF Corp.	149,038	1,857,014
Vista Outdoor, Inc. *	27,538	966,308
Vizio Holding Corp., Class A *	45,618	483,551
VOXX International Corp., Class A *	5,522	32,580
Whirlpool Corp.	24,663	2,339,532
Wolverine World Wide, Inc.	33,611	360,982
Worthington Enterprises, Inc.	14,782	844,939
YETI Holdings, Inc. *	38,879	1,388,758
Yunhong Green CTI Ltd. *	20,213	28,096
		246,599,136

Consumer Services 2.3%
2U, Inc. *	79,877	19,809
Accel Entertainment, Inc., Class A *	23,774	255,333
ADT, Inc.	122,154	794,001
Adtalem Global Education, Inc. *	18,877	936,677
Airbnb, Inc., Class A *	197,650	31,341,360
American Public Education, Inc. *	8,505	117,624
Aramark	120,371	3,792,890
Bally's Corp. *	11,844	155,630
Beachbody Co., Inc. *	1,211	11,505
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Biglari Holdings, Inc., Class B *	514	101,315
BJ's Restaurants, Inc. *	10,196	332,288
Bloomin' Brands, Inc.	40,982	1,056,926
Booking Holdings, Inc.	15,870	54,783,716
Bowlero Corp., Class A (a)	14,987	176,097
Boyd Gaming Corp.	30,860	1,651,319
Bright Horizons Family Solutions, Inc. *	26,006	2,697,082
Brinker International, Inc. *	21,173	1,134,873
Caesars Entertainment, Inc. *	97,134	3,479,340
Canterbury Park Holding Corp.	1,452	33,396
Carnival Corp. *	456,270	6,761,921
Carriage Services, Inc., Class A	5,752	147,136
Carrols Restaurant Group, Inc.	16,994	161,783
Cava Group, Inc. *	6,946	499,695
Century Casinos, Inc. *	13,792	40,962
Cheesecake Factory, Inc.	20,167	696,165
Chegg, Inc. *	50,436	260,754
Chipotle Mexican Grill, Inc., Class A *	12,464	39,381,254
Choice Hotels International, Inc. (a)	11,454	1,354,550
Churchill Downs, Inc.	30,477	3,931,533
Chuy's Holdings, Inc. *	8,171	240,718
Coursera, Inc. *	45,455	464,550
Cracker Barrel Old Country Store, Inc. (a)	11,203	651,903
Darden Restaurants, Inc.	54,034	8,289,356
Dave & Buster's Entertainment, Inc. *	14,984	800,146
Denny's Corp. *	24,016	192,608
Dine Brands Global, Inc.	6,725	296,572
Domino's Pizza, Inc.	15,720	8,320,124
DoorDash, Inc., Class A *	138,168	17,859,596
DraftKings, Inc., Class A *	212,161	8,817,411
Duolingo, Inc. *	16,464	3,716,748
Dutch Bros, Inc., Class A *	33,025	929,984
El Pollo Loco Holdings, Inc. *	9,086	77,413
European Wax Center, Inc., Class A *	14,659	172,390
Everi Holdings, Inc. *	38,486	314,431
Expedia Group, Inc. *	59,557	8,018,159
First Watch Restaurant Group, Inc. *	10,809	275,846
Frontdoor, Inc. *	35,506	1,089,679
Full House Resorts, Inc. *	15,255	77,800
GAN Ltd. *	31,476	37,142
Global Business Travel Group I *	25,286	152,980
Golden Entertainment, Inc.	9,398	301,206
Graham Holdings Co., Class B	1,610	1,129,206
Grand Canyon Education, Inc. *	13,768	1,790,115
H&R Block, Inc.	63,338	2,991,454
Hall of Fame Resort & Entertainment Co. *(a)	3,096	9,660
Hilton Grand Vacations, Inc. *	32,843	1,367,583
Hilton Worldwide Holdings, Inc.	114,416	22,571,988
Hyatt Hotels Corp., Class A	19,972	2,971,634
Inspirato, Inc. *	1,919	7,657
Inspired Entertainment, Inc. *	10,938	92,973
Jack in the Box, Inc.	8,973	512,089
Krispy Kreme, Inc.	37,458	473,844
Kura Sushi USA, Inc., Class A *	2,156	237,332
Las Vegas Sands Corp.	168,723	7,484,552
Laureate Education, Inc.	58,971	855,079
Life Time Group Holdings, Inc. *	31,649	432,325
Light & Wonder, Inc. *	41,267	3,683,492
Lincoln Educational Services Corp. *	10,639	113,412
Lindblad Expeditions Holdings, Inc. *	13,166	96,638
Marriott International, Inc., Class A	111,932	26,430,503
Marriott Vacations Worldwide Corp.	14,742	1,416,854
McDonald's Corp.	329,932	90,084,633
MGM Resorts International *	124,537	4,911,739
Mister Car Wash, Inc. *	47,073	314,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Monarch Casino & Resort, Inc.	5,776	391,440
Mondee Holdings, Inc., Class A *	17,472	38,264
Nathan's Famous, Inc.	1,235	79,793
Nerdy, Inc. *	26,826	69,479
Noodles & Co., Class A *	16,309	24,627
Norwegian Cruise Line Holdings Ltd. *	193,672	3,664,274
ONE Group Hospitality, Inc. *	12,060	64,642
OneSpaWorld Holdings Ltd. *	40,012	508,953
Papa John's International, Inc.	14,323	883,586
Penn Entertainment, Inc. *	66,091	1,093,145
Perdoceo Education Corp.	27,838	509,435
Planet Fitness, Inc., Class A *	37,940	2,270,330
Playa Hotels & Resorts NV *	52,884	475,956
PlayAGS, Inc. *	23,905	211,320
Portillo's, Inc., Class A *	24,798	304,023
Potbelly Corp. *	11,690	119,121
Rave Restaurant Group, Inc. *	10,012	20,525
RCI Hospitality Holdings, Inc.	3,668	186,188
Red Robin Gourmet Burgers, Inc. *	6,715	50,698
Red Rock Resorts, Inc., Class A	23,238	1,234,403
Regis Corp. *	1,641	8,615
Royal Caribbean Cruises Ltd. *	107,414	14,998,217
Rush Street Interactive, Inc. *	31,726	202,729
Sabre Corp. *	172,600	495,362
Service Corp. International	66,430	4,763,695
Shake Shack, Inc., Class A *	17,416	1,843,484
Six Flags Entertainment Corp. *	32,321	762,129
Soho House & Co., Inc. *	16,810	87,580
Starbucks Corp.	514,540	45,531,645
Strategic Education, Inc.	9,508	1,091,899
Stride, Inc. *	17,428	1,163,319
Sweetgreen, Inc., Class A *	40,339	906,417
Target Hospitality Corp. *	10,745	119,538
Texas Roadhouse, Inc., Class A	30,333	4,876,940
Travel & Leisure Co.	32,601	1,419,448
Udemy, Inc. *	40,027	401,071
United Parks & Resorts, Inc. *	16,942	860,992
Universal Technical Institute, Inc. *	21,431	326,180
Vail Resorts, Inc.	17,201	3,257,353
Wendy's Co.	77,071	1,540,649
Wingstop, Inc.	13,286	5,112,320
WW International, Inc. *	36,376	65,841
Wyndham Hotels & Resorts, Inc.	38,347	2,818,888
Wynn Resorts Ltd.	43,289	3,967,437
Xponential Fitness, Inc., Class A *	9,583	122,183
Yum! Brands, Inc.	128,061	18,088,616
		514,216,125

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	183,419	3,741,748
Andersons, Inc.	13,831	759,875
BJ's Wholesale Club Holdings, Inc. *	60,699	4,533,001
Casey's General Stores, Inc.	16,757	5,355,202
Chefs' Warehouse, Inc. *	17,993	595,208
Costco Wholesale Corp.	202,075	146,080,017
Dollar General Corp.	99,225	13,811,128
Dollar Tree, Inc. *	93,536	11,060,632
Grocery Outlet Holding Corp. *	47,258	1,227,290
Ingles Markets, Inc., Class A	6,246	448,150
Kroger Co.	299,947	16,611,065
Natural Grocers by Vitamin Cottage, Inc.	4,452	72,835
Performance Food Group Co. *	69,983	4,750,446
PriceSmart, Inc.	11,274	908,572
SpartanNash Co.	15,368	293,375
Sprouts Farmers Market, Inc. *	46,441	3,066,499
Sysco Corp.	226,562	16,838,088
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Target Corp.	209,374	33,705,027
U.S. Foods Holding Corp. *	103,706	5,211,226
United Natural Foods, Inc. *	25,620	228,787
Village Super Market, Inc., Class A	2,371	66,317
Walgreens Boots Alliance, Inc.	325,583	5,772,587
Walmart, Inc.	1,947,117	115,561,394
Weis Markets, Inc.	8,874	560,216
		391,258,685

Energy 4.2%
Adams Resources & Energy, Inc.	794	23,423
Aemetis, Inc. *	14,199	55,376
American Resources Corp. *(a)	38,760	55,427
Amplify Energy Corp. *	16,372	115,586
Antero Midstream Corp.	151,508	2,096,871
Antero Resources Corp. *	127,511	4,336,649
APA Corp.	162,885	5,121,104
Archrock, Inc.	64,257	1,233,092
Atlas Energy Solutions, Inc., Class A	24,182	537,082
Baker Hughes Co., Class A	456,343	14,885,909
Berry Corp.	27,783	235,878
Bristow Group, Inc. *	9,727	255,917
Cactus, Inc., Class A	29,031	1,441,099
California Resources Corp.	30,067	1,589,342
Centrus Energy Corp., Class A *	5,939	254,961
ChampionX Corp.	89,262	2,996,525
Cheniere Energy, Inc.	108,095	17,059,553
Chesapeake Energy Corp.	51,111	4,593,857
Chevron Corp.	788,940	127,232,354
Chord Energy Corp.	18,990	3,360,850
Civitas Resources, Inc.	38,616	2,778,807
Clean Energy Fuels Corp. *	78,451	182,006
CNX Resources Corp. *	70,699	1,662,840
Comstock Resources, Inc.	50,535	508,382
Comstock, Inc. *	59,927	16,630
ConocoPhillips	535,877	67,316,869
CONSOL Energy, Inc.	12,540	1,037,810
Core Laboratories, Inc.	20,776	328,261
Coterra Energy, Inc.	341,621	9,346,751
Crescent Energy Co., Class A	40,522	431,154
CVR Energy, Inc.	11,947	362,950
Delek U.S. Holdings, Inc.	25,894	707,683
Devon Energy Corp.	291,830	14,935,859
Diamond Offshore Drilling, Inc. *	43,981	538,327
Diamondback Energy, Inc.	81,186	16,328,940
DMC Global, Inc. *	8,614	136,532
Dorian LPG Ltd.	17,028	703,597
Dril-Quip, Inc. *	14,876	270,446
DT Midstream, Inc.	43,410	2,700,102
Empire Petroleum Corp. *(a)	4,255	22,041
EOG Resources, Inc.	265,311	35,055,542
Epsilon Energy Ltd.	5,425	29,404
EQT Corp.	188,478	7,556,083
Equitrans Midstream Corp.	197,327	2,669,834
Evolution Petroleum Corp.	15,426	83,300
Excelerate Energy, Inc., Class A	7,154	120,616
Expro Group Holdings NV *	37,621	705,770
Exxon Mobil Corp.	1,806,267	213,627,198
Forum Energy Technologies, Inc. *	4,222	78,740
FutureFuel Corp.	9,399	50,943
Geospace Technologies Corp. *	3,725	45,259
Granite Ridge Resources, Inc.	22,980	149,830
Green Plains, Inc. *	28,596	591,079
Gulf Island Fabrication, Inc. *	6,007	41,448
Gulfport Energy Corp. *	4,553	722,607
Hallador Energy Co. *	10,747	54,917
Halliburton Co.	406,274	15,223,087
SECURITY	NUMBER OF SHARES	VALUE ($)
Helix Energy Solutions Group, Inc. *	60,683	651,735
Helmerich & Payne, Inc.	44,341	1,743,932
Hess Corp.	125,471	19,760,428
HF Sinclair Corp.	70,334	3,815,619
HighPeak Energy, Inc. (a)	11,338	161,113
Houston American Energy Corp. *	4,107	6,612
Independence Contract Drilling, Inc. *(a)	7,301	13,653
International Seaways, Inc.	17,558	970,782
Kinder Morgan, Inc.	884,070	16,160,800
Kinetik Holdings, Inc., Class A	15,778	604,929
KLX Energy Services Holdings, Inc. *(a)	8,329	55,221
Kodiak Gas Services, Inc.	10,144	275,714
Kosmos Energy Ltd. *	217,678	1,234,234
Liberty Energy, Inc., Class A	69,697	1,533,334
Lightbridge Corp. *	5,562	13,794
Magnolia Oil & Gas Corp., Class A	86,005	2,156,145
Mammoth Energy Services, Inc. *	10,739	34,902
Marathon Oil Corp.	265,610	7,131,628
Marathon Petroleum Corp.	167,390	30,418,111
Matador Resources Co.	49,925	3,110,327
Murphy Oil Corp.	64,788	2,892,136
Nabors Industries Ltd. *	3,829	275,803
NACCO Industries, Inc., Class A	1,966	54,144
Natural Gas Services Group, Inc. *	4,213	93,023
New Fortress Energy, Inc.	28,877	756,577
Newpark Resources, Inc. *	32,811	227,708
NextDecade Corp. *	49,946	320,653
Nine Energy Service, Inc. *(a)	5,821	12,573
Noble Corp. PLC	49,473	2,195,612
Northern Oil & Gas, Inc.	42,384	1,728,843
NOV, Inc.	179,177	3,312,983
Occidental Petroleum Corp.	299,430	19,804,300
Oceaneering International, Inc. *	48,506	1,111,272
Oil States International, Inc. *	29,052	115,917
ONEOK, Inc.	264,274	20,909,359
OPAL Fuels, Inc., Class A *	5,715	26,746
Overseas Shipholding Group, Inc., Class A	30,088	182,935
Ovintiv, Inc.	114,638	5,883,222
Par Pacific Holdings, Inc. *	26,679	821,713
Patterson-UTI Energy, Inc.	144,426	1,562,689
PBF Energy, Inc., Class A	49,131	2,617,208
Peabody Energy Corp.	49,804	1,092,700
Permian Resources Corp., Class A	208,522	3,492,743
Phillips 66	195,357	27,977,076
PHX Minerals, Inc.	18,580	62,243
Pioneer Natural Resources Co.	106,477	28,676,386
PrimeEnergy Resources Corp. *	362	37,091
Profire Energy, Inc. *	27,669	50,081
ProFrac Holding Corp., Class A *	13,542	98,450
ProPetro Holding Corp. *	39,887	347,815
Range Resources Corp.	109,316	3,925,538
Ranger Energy Services, Inc.	5,075	49,938
REX American Resources Corp. *	6,150	340,280
Riley Exploration Permian, Inc.	1,796	46,570
Ring Energy, Inc. *	11,664	22,162
RPC, Inc.	36,343	243,135
SandRidge Energy, Inc.	12,685	173,785
Schlumberger NV	649,331	30,830,236
SEACOR Marine Holdings, Inc. *	10,252	125,279
Select Water Solutions, Inc.	33,094	305,789
SilverBow Resources, Inc. *	5,751	176,671
Sitio Royalties Corp., Class A	35,149	816,863
SM Energy Co.	52,363	2,539,082
Smart Sand, Inc. *	17,439	36,448
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Solaris Oilfield Infrastructure, Inc., Class A	15,678	138,123
Southwestern Energy Co. *	500,626	3,749,689
Talos Energy, Inc. *	58,300	768,394
Targa Resources Corp.	101,711	11,601,157
TechnipFMC PLC	198,635	5,089,029
Tellurian, Inc. *	286,293	123,135
TETRA Technologies, Inc. *	48,733	209,065
Texas Pacific Land Corp.	8,502	4,899,703
Tidewater, Inc. *	22,034	2,023,823
Transocean Ltd. *	320,856	1,674,868
U.S. Silica Holdings, Inc. *	33,313	514,020
Uranium Energy Corp. *	180,582	1,218,928
VAALCO Energy, Inc.	43,433	277,971
Valaris Ltd. *	27,793	1,808,213
Valero Energy Corp.	154,882	24,760,985
Vertex Energy, Inc. *	44,352	57,658
Viper Energy, Inc.	40,000	1,526,400
Vital Energy, Inc. *	11,591	614,555
Vitesse Energy, Inc.	10,573	234,615
W&T Offshore, Inc.	41,992	94,482
Weatherford International PLC *	33,365	4,124,581
Williams Cos., Inc.	552,847	21,207,211
World Kinect Corp.	27,459	645,287
		928,189,181

Equity Real Estate Investment Trusts (REITs) 2.4%
Acadia Realty Trust	46,117	796,902
Agree Realty Corp.	45,582	2,608,202
Alexander & Baldwin, Inc.	35,571	585,854
Alexander's, Inc.	964	203,944
Alexandria Real Estate Equities, Inc.	72,230	8,369,290
Alpine Income Property Trust, Inc.	4,623	69,021
American Assets Trust, Inc.	21,772	464,832
American Healthcare REIT, Inc.	27,000	370,710
American Homes 4 Rent, Class A	145,574	5,211,549
American Tower Corp.	211,874	36,349,103
Americold Realty Trust, Inc.	123,643	2,716,437
Apartment Income REIT Corp.	66,082	2,536,227
Apartment Investment & Management Co., Class A *	64,227	513,816
Apple Hospitality REIT, Inc.	95,824	1,414,362
Armada Hoffler Properties, Inc.	28,123	295,854
Ashford Hospitality Trust, Inc. *(b)	12,463	14,582
AvalonBay Communities, Inc.	64,240	12,177,977
Bluerock Homes Trust, Inc.	1,536	25,851
Boston Properties, Inc.	66,270	4,101,450
Braemar Hotels & Resorts, Inc.	24,766	67,611
Brandywine Realty Trust	80,539	365,647
Brixmor Property Group, Inc.	135,990	3,005,379
Broadstone Net Lease, Inc.	87,052	1,267,477
BRT Apartments Corp.	5,530	99,208
Camden Property Trust	48,318	4,816,338
CareTrust REIT, Inc.	61,209	1,513,087
CBL & Associates Properties, Inc.	10,443	227,135
Centerspace	6,268	421,523
Chatham Lodging Trust	21,672	198,732
City Office REIT, Inc.	16,407	76,457
Clipper Realty, Inc.	5,283	22,189
Community Healthcare Trust, Inc.	10,035	266,229
COPT Defense Properties	51,553	1,235,725
Cousins Properties, Inc.	70,257	1,611,696
Creative Media & Community Trust Corp.	3,238	10,750
Crown Castle, Inc.	196,742	18,450,465
CTO Realty Growth, Inc.	7,821	135,694
CubeSmart	101,521	4,105,509
SECURITY	NUMBER OF SHARES	VALUE ($)
DiamondRock Hospitality Co.	99,179	882,693
Digital Realty Trust, Inc.	138,137	19,170,653
Diversified Healthcare Trust (b)	100,000	236,000
Douglas Emmett, Inc.	73,469	1,007,260
Easterly Government Properties, Inc., Class A	42,425	495,948
EastGroup Properties, Inc.	21,981	3,414,968
Elme Communities	40,011	606,567
Empire State Realty Trust, Inc., Class A	58,131	528,992
EPR Properties	35,314	1,433,395
Equinix, Inc.	42,703	30,366,530
Equity Commonwealth *	45,821	857,769
Equity LifeStyle Properties, Inc.	85,698	5,166,732
Equity Residential	156,373	10,070,421
Essential Properties Realty Trust, Inc.	69,415	1,828,391
Essex Property Trust, Inc.	29,324	7,221,035
Extra Space Storage, Inc.	96,286	12,929,284
Farmland Partners, Inc.	21,207	228,187
Federal Realty Investment Trust	33,653	3,505,633
First Industrial Realty Trust, Inc.	59,960	2,723,383
Four Corners Property Trust, Inc.	42,097	987,175
Franklin Street Properties Corp., Class C	36,290	67,499
Gaming & Leisure Properties, Inc.	121,084	5,173,919
Generation Income Properties, Inc.	894	3,379
Getty Realty Corp.	23,634	640,481
Gladstone Commercial Corp.	16,360	218,733
Gladstone Land Corp.	14,746	186,979
Global Medical REIT, Inc.	26,096	211,639
Global Net Lease, Inc.	84,810	589,430
Global Self Storage, Inc.	1,987	8,326
Healthcare Realty Trust, Inc., Class A	173,781	2,472,904
Healthpeak Properties, Inc.	326,712	6,080,110
Highwoods Properties, Inc.	49,859	1,306,306
Host Hotels & Resorts, Inc.	318,406	6,008,321
Hudson Pacific Properties, Inc.	56,547	327,973
Independence Realty Trust, Inc.	103,075	1,625,493
Industrial Logistics Properties Trust	24,875	87,560
Innovative Industrial Properties, Inc.	12,910	1,334,894
InvenTrust Properties Corp.	29,223	740,511
Invitation Homes, Inc.	262,003	8,960,503
Iron Mountain, Inc.	132,194	10,247,679
JBG SMITH Properties	40,899	613,894
Kilroy Realty Corp.	48,504	1,639,435
Kimco Realty Corp.	305,865	5,698,265
Kite Realty Group Trust	99,353	2,165,895
Lamar Advertising Co., Class A	39,410	4,565,649
LTC Properties, Inc.	17,442	577,330
LXP Industrial Trust	139,647	1,166,052
Macerich Co.	99,583	1,370,262
Medical Properties Trust, Inc. (a)	278,519	1,281,187
Mid-America Apartment Communities, Inc.	52,853	6,870,890
Modiv Industrial, Inc., Class C	3,196	47,844
National Health Investors, Inc.	20,414	1,287,307
National Storage Affiliates Trust	35,246	1,235,020
NET Lease Office Properties	6,279	143,538
NETSTREIT Corp.	34,339	578,612
New Century Financial Corp. *(c)	3,600	0
NexPoint Diversified Real Estate Trust	15,748	94,173
NexPoint Residential Trust, Inc.	9,644	330,211
NNN REIT, Inc.	84,116	3,409,222
Office Properties Income Trust	29,171	58,925
Omega Healthcare Investors, Inc.	113,277	3,444,754
One Liberty Properties, Inc.	6,163	141,194
Outfront Media, Inc.	65,718	1,042,287
Paramount Group, Inc.	73,678	341,866
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Park Hotels & Resorts, Inc.	92,416	1,490,670
Peakstone Realty Trust	15,426	215,501
Pebblebrook Hotel Trust	53,690	780,116
Phillips Edison & Co., Inc.	55,440	1,812,888
Piedmont Office Realty Trust, Inc., Class A	53,125	366,031
Plymouth Industrial REIT, Inc.	16,461	343,706
Postal Realty Trust, Inc., Class A	7,337	101,617
PotlatchDeltic Corp.	36,149	1,446,322
Presidio Property Trust, Inc., Class A	8,865	7,619
Prologis, Inc.	420,500	42,912,025
Public Storage	72,042	18,691,297
Rayonier, Inc.	62,919	1,866,178
Realty Income Corp.	377,326	20,202,034
Regency Centers Corp.	73,868	4,374,463
Retail Opportunity Investments Corp.	53,563	657,218
Rexford Industrial Realty, Inc.	95,257	4,077,952
RLJ Lodging Trust	69,831	768,141
Ryman Hospitality Properties, Inc.	27,387	2,888,781
Sabra Health Care REIT, Inc.	104,314	1,452,051
Safehold, Inc.	21,044	383,843
Saul Centers, Inc.	5,768	210,013
SBA Communications Corp., Class A	49,088	9,136,259
Service Properties Trust	87,224	534,683
Simon Property Group, Inc.	148,246	20,833,010
SITE Centers Corp.	84,716	1,142,819
SL Green Realty Corp.	28,543	1,422,298
STAG Industrial, Inc.	81,841	2,814,512
Summit Hotel Properties, Inc.	47,221	283,798
Sun Communities, Inc.	56,298	6,267,093
Sunstone Hotel Investors, Inc.	90,577	923,885
Tanger, Inc.	48,488	1,374,635
Terreno Realty Corp.	42,356	2,302,049
UDR, Inc.	137,470	5,234,858
UMH Properties, Inc.	25,601	407,568
Uniti Group, Inc.	117,986	678,420
Universal Health Realty Income Trust	5,432	195,715
Urban Edge Properties	55,572	929,720
Ventas, Inc.	183,879	8,142,162
Veris Residential, Inc.	34,121	491,684
VICI Properties, Inc., Class A	470,776	13,440,655
Vornado Realty Trust	71,356	1,857,397
Welltower, Inc.	251,445	23,957,680
Weyerhaeuser Co.	330,491	9,970,913
Whitestone REIT	20,066	230,759
WP Carey, Inc.	98,679	5,411,556
Xenia Hotels & Resorts, Inc.	45,844	635,856
		528,448,731

Financial Services 7.8%
Acacia Research Corp. *	29,703	144,654
ACRES Commercial Realty Corp.	3,144	41,815
AFC Gamma, Inc.	8,444	101,328
Affiliated Managers Group, Inc.	15,236	2,378,340
Affirm Holdings, Inc. *	107,616	3,430,798
AG Mortgage Investment Trust, Inc.	13,958	77,327
AGNC Investment Corp.	313,416	2,867,756
Alerus Financial Corp.	8,490	167,253
Ally Financial, Inc.	124,296	4,766,752
AlTi Global, Inc. *	9,783	45,002
A-Mark Precious Metals, Inc.	8,227	329,656
American Express Co.	260,118	60,875,416
Ameriprise Financial, Inc.	45,597	18,776,389
Angel Oak Mortgage REIT, Inc.	9,942	104,689
Annaly Capital Management, Inc.	226,910	4,252,293
Apollo Commercial Real Estate Finance, Inc.	61,373	591,022
SECURITY	NUMBER OF SHARES	VALUE ($)
Apollo Global Management, Inc.	198,343	21,496,414
Arbor Realty Trust, Inc. (a)	83,347	1,069,342
Ares Commercial Real Estate Corp.	22,535	153,013
ARES Management Corp., Class A	77,148	10,267,627
ARMOUR Residential REIT, Inc.	21,511	390,855
Artisan Partners Asset Management, Inc., Class A	31,419	1,285,980
AssetMark Financial Holdings, Inc. *	9,288	314,027
Associated Capital Group, Inc., Class A	1,818	59,067
Atlanticus Holdings Corp. *	2,144	56,709
AvidXchange Holdings, Inc. *	75,290	877,881
B Riley Financial, Inc. (a)	6,796	233,782
Bank of New York Mellon Corp.	345,488	19,516,617
Berkshire Hathaway, Inc., Class B *	827,600	328,333,748
Better Home & Finance Holding Co. *	212,871	84,510
BGC Group, Inc., Class A	171,274	1,341,075
BlackRock, Inc.	63,654	48,035,855
Blackstone Mortgage Trust, Inc., Class A (a)	78,268	1,380,648
Blackstone, Inc.	327,210	38,155,958
Block, Inc. *	253,199	18,483,527
Blue Owl Capital, Inc., Class A	184,413	3,483,562
BM Technologies, Inc. *	10,210	16,234
Bread Financial Holdings, Inc.	21,541	795,078
Bridge Investment Group Holdings, Inc., Class A	13,376	88,014
Brightsphere Investment Group, Inc.	14,000	311,360
BrightSpire Capital, Inc., Class A	69,114	434,727
Cannae Holdings, Inc. *	25,712	500,098
Cantaloupe, Inc. *	26,721	154,715
Capital One Financial Corp.	173,250	24,849,247
Carlyle Group, Inc.	98,545	4,414,816
Cass Information Systems, Inc.	5,702	246,269
Cboe Global Markets, Inc.	48,019	8,698,642
Charles Schwab Corp. (d)	671,907	49,687,523
Cherry Hill Mortgage Investment Corp.	15,001	51,603
Chicago Atlantic Real Estate Finance, Inc.	9,254	145,658
Chimera Investment Corp.	98,492	405,787
Claros Mortgage Trust, Inc.	50,991	443,622
CME Group, Inc.	163,992	34,379,283
Cohen & Steers, Inc.	11,667	802,456
Coinbase Global, Inc., Class A *	77,723	15,850,051
Consumer Portfolio Services, Inc. *	5,099	43,647
Corebridge Financial, Inc. (a)	109,893	2,918,758
Corpay, Inc. *	32,979	9,964,275
Credit Acceptance Corp. *	2,821	1,449,204
Diamond Hill Investment Group, Inc.	1,364	203,536
Discover Financial Services	113,531	14,387,784
Donnelley Financial Solutions, Inc. *	11,044	693,342
Dynex Capital, Inc.	22,582	263,532
Ellington Credit Co.	6,980	46,138
Ellington Financial, Inc.	33,849	387,233
Enact Holdings, Inc.	14,940	444,166
Encore Capital Group, Inc. *	9,929	407,983
Enova International, Inc. *	13,316	806,017
Equitable Holdings, Inc.	144,040	5,316,516
Essent Group Ltd.	47,371	2,509,242
Euronet Worldwide, Inc. *	20,230	2,077,216
Evercore, Inc., Class A	15,791	2,866,066
EVERTEC, Inc.	29,799	1,118,356
EZCORP, Inc., Class A *	25,151	276,158
FactSet Research Systems, Inc.	17,367	7,240,129
Federal Agricultural Mortgage Corp., Class C	4,622	860,293
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Federated Hermes, Inc.	38,340	1,259,469
Fidelity National Information Services, Inc.	269,046	18,273,604
Finance of America Cos., Inc., Class A *	18,960	9,101
FirstCash Holdings, Inc.	16,707	1,887,557
Fiserv, Inc. *	272,653	41,625,934
Flywire Corp. *	51,215	1,049,908
Forge Global Holdings, Inc. *	45,163	82,648
Franklin BSP Realty Trust, Inc.	34,676	433,103
Franklin Resources, Inc.	135,716	3,099,753
GCM Grosvenor, Inc., Class A	19,770	186,629
Global Payments, Inc.	118,501	14,548,368
Goldman Sachs Group, Inc.	148,337	63,296,881
Granite Point Mortgage Trust, Inc.	23,489	100,768
Great Ajax Corp.	9,397	32,420
Green Dot Corp., Class A *	20,026	175,228
Guild Holdings Co., Class A	4,604	62,108
Hamilton Lane, Inc., Class A	16,653	1,860,473
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	49,093	1,227,816
Heritage Global, Inc. *	16,791	41,306
Houlihan Lokey, Inc., Class A	23,392	2,982,246
I3 Verticals, Inc., Class A *	10,325	234,481
Interactive Brokers Group, Inc., Class A	48,347	5,565,707
Intercontinental Exchange, Inc.	260,272	33,512,623
International Money Express, Inc. *	18,445	373,142
Invesco Ltd.	201,667	2,857,621
Invesco Mortgage Capital, Inc.	18,784	160,603
Jack Henry & Associates, Inc.	32,952	5,360,961
Jackson Financial, Inc., Class A	31,704	2,166,017
Janus Henderson Group PLC	59,917	1,870,609
Jefferies Financial Group, Inc.	76,607	3,298,697
Katapult Holdings, Inc. *	2,511	32,982
KKR & Co., Inc.	301,919	28,099,601
KKR Real Estate Finance Trust, Inc.	24,272	228,400
Ladder Capital Corp., Class A	54,768	587,661
Lazard, Inc.	51,551	1,984,713
LendingClub Corp. *	46,098	346,657
LendingTree, Inc. *	4,315	208,285
loanDepot, Inc., Class A *	36,984	76,927
LPL Financial Holdings, Inc.	34,013	9,153,919
Lument Finance Trust, Inc.	24,035	56,723
Manhattan Bridge Capital, Inc.	7,727	39,099
MarketAxess Holdings, Inc.	17,632	3,527,987
Marqeta, Inc., Class A *	205,057	1,138,066
Mastercard, Inc., Class A	375,277	169,324,982
Medallion Financial Corp.	6,557	48,260
Merchants Bancorp	12,767	514,893
MFA Financial, Inc.	47,437	502,358
MGIC Investment Corp.	125,438	2,543,883
Moelis & Co., Class A	30,835	1,513,382
Moneylion, Inc. *	2,380	157,818
Moody's Corp.	71,467	26,466,374
Morgan Stanley	569,850	51,765,174
Morningstar, Inc.	11,728	3,314,919
Mr Cooper Group, Inc. *	29,229	2,256,479
MSCI, Inc., Class A	35,899	16,721,395
Nasdaq, Inc.	172,152	10,303,297
Navient Corp.	37,356	561,087
NCR Atleos Corp. *	28,535	568,703
Nelnet, Inc., Class A	7,716	726,693
NerdWallet, Inc., Class A *	22,319	280,550
New York Mortgage Trust, Inc.	40,532	277,644
NewtekOne, Inc.	11,192	120,762
Nexpoint Real Estate Finance, Inc.	5,703	73,911
Nicholas Financial, Inc. *	6,032	38,665
SECURITY	NUMBER OF SHARES	VALUE ($)
NMI Holdings, Inc., Class A *	36,089	1,113,707
Northern Trust Corp.	93,438	7,698,357
Ocwen Financial Corp. *	3,090	72,121
OneMain Holdings, Inc.	54,286	2,828,843
Open Lending Corp., Class A *	44,911	229,046
Oportun Financial Corp. *	13,044	41,349
Oppenheimer Holdings, Inc., Class A	3,500	140,175
OppFi, Inc.	7,166	19,133
Orchid Island Capital, Inc. (a)	30,417	253,374
P10, Inc., Class A	29,037	206,163
Paymentus Holdings, Inc., Class A *	8,752	178,628
Payoneer Global, Inc. *	113,997	563,145
PayPal Holdings, Inc. *	488,172	33,156,642
Paysign, Inc. *	9,553	43,944
PennyMac Financial Services, Inc.	12,693	1,087,029
PennyMac Mortgage Investment Trust	37,798	523,502
Perella Weinberg Partners, Class A	19,698	293,894
Piper Sandler Cos.	7,045	1,379,341
PJT Partners, Inc., Class A	10,452	987,609
PRA Group, Inc. *	16,584	394,533
Priority Technology Holdings, Inc. *	9,469	30,395
PROG Holdings, Inc.	19,924	662,274
Radian Group, Inc.	71,257	2,128,447
Raymond James Financial, Inc.	85,433	10,422,826
Ready Capital Corp.	69,762	594,372
Redwood Trust, Inc.	69,393	383,743
Regional Management Corp.	3,411	85,991
Remitly Global, Inc. *	63,447	1,131,260
Repay Holdings Corp., Class A *	32,506	330,586
Rithm Capital Corp.	214,168	2,381,548
Robinhood Markets, Inc., Class A *	237,488	3,916,177
Rocket Cos., Inc., Class A *	58,600	719,608
Ryvyl, Inc. *	1,042	1,386
S&P Global, Inc.	146,148	60,772,723
Sachem Capital Corp.	16,351	50,688
Security National Financial Corp., Class A *	7,050	46,389
SEI Investments Co.	45,583	3,006,199
Seven Hills Realty Trust	5,666	71,108
Sezzle, Inc. *	1,400	70,882
Shift4 Payments, Inc., Class A *	25,975	1,502,913
Silvercrest Asset Management Group, Inc., Class A	3,213	47,070
SLM Corp.	103,311	2,189,160
SoFi Technologies, Inc. *	446,993	3,030,613
Starwood Property Trust, Inc.	132,523	2,513,961
State Street Corp.	137,859	9,993,399
StepStone Group, Inc., Class A	25,199	908,928
Stifel Financial Corp.	47,043	3,759,677
StoneX Group, Inc. *	12,675	920,205
SWK Holdings Corp. *	1,451	25,160
Synchrony Financial	183,898	8,087,834
T Rowe Price Group, Inc.	101,767	11,150,610
Toast, Inc., Class A *	168,491	3,981,442
TPG RE Finance Trust, Inc.	24,952	182,898
TPG, Inc.	34,397	1,482,511
Tradeweb Markets, Inc., Class A	52,904	5,380,866
Two Harbors Investment Corp.	51,925	655,813
U.S. Global Investors, Inc., Class A	6,234	16,707
Upstart Holdings, Inc. *	33,301	736,951
Usio, Inc. *	17,787	26,325
UWM Holdings Corp.	43,383	273,313
Velocity Financial, Inc. *	8,532	146,324
Victory Capital Holdings, Inc., Class A	16,586	843,564
Virtu Financial, Inc., Class A	42,853	929,910
Virtus Investment Partners, Inc.	2,899	635,809
Visa, Inc., Class A	719,409	193,240,451
Voya Financial, Inc.	47,448	3,234,056
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Walker & Dunlop, Inc.	14,790	1,355,208
Waterstone Financial, Inc.	8,861	100,484
Western Union Co.	164,344	2,208,783
Westwood Holdings Group, Inc.	2,653	33,003
WEX, Inc. *	19,361	4,090,205
WisdomTree, Inc.	51,234	455,983
World Acceptance Corp. *	1,349	185,582
		1,734,066,346

Food, Beverage & Tobacco 2.6%
Alico, Inc.	2,213	61,765
Altria Group, Inc.	801,268	35,103,551
Archer-Daniels-Midland Co.	242,906	14,248,866
B&G Foods, Inc.	42,071	466,988
Beyond Meat, Inc. *(a)	28,812	195,345
Boston Beer Co., Inc., Class A *	4,323	1,203,566
BRC, Inc., Class A *	18,823	73,410
Brown-Forman Corp., Class B	108,375	5,185,744
Bunge Global SA	65,435	6,658,666
Calavo Growers, Inc.	7,291	196,492
Cal-Maine Foods, Inc.	18,796	1,039,983
Campbell Soup Co.	90,559	4,139,452
Celsius Holdings, Inc. *	67,508	4,811,295
Coca-Cola Co.	1,771,082	109,399,735
Coca-Cola Consolidated, Inc.	2,124	1,754,424
Conagra Brands, Inc.	219,655	6,760,981
Constellation Brands, Inc., Class A	72,929	18,484,584
Darling Ingredients, Inc. *	72,463	3,070,257
Duckhorn Portfolio, Inc. *	19,046	161,320
Farmer Bros Co. *	11,781	36,521
Flowers Foods, Inc.	86,037	2,145,763
Fresh Del Monte Produce, Inc.	13,508	345,400
Freshpet, Inc. *	21,989	2,332,373
General Mills, Inc.	258,267	18,197,493
Hain Celestial Group, Inc. *	55,489	340,702
Hershey Co.	68,453	13,274,406
Hormel Foods Corp.	130,450	4,638,802
Ingredion, Inc.	29,234	3,349,924
J & J Snack Foods Corp.	7,048	967,620
J M Smucker Co.	48,724	5,595,951
John B Sanfilippo & Son, Inc.	3,955	394,314
Kellanova	120,376	6,964,955
Keurig Dr Pepper, Inc.	474,379	15,986,572
Kraft Heinz Co.	360,131	13,904,658
Lamb Weston Holdings, Inc.	65,349	5,446,186
Lancaster Colony Corp.	9,421	1,797,621
Lifeway Foods, Inc. *	6,566	134,275
Limoneira Co.	7,226	142,930
Mama's Creations, Inc. *	7,154	42,495
McCormick & Co., Inc. - Non Voting Shares	114,886	8,738,229
MGP Ingredients, Inc.	7,544	591,751
Mission Produce, Inc. *	18,304	207,750
Molson Coors Beverage Co., Class B	84,014	4,810,642
Mondelez International, Inc., Class A	612,138	44,037,208
Monster Beverage Corp. *	337,483	18,038,466
National Beverage Corp. *	9,990	444,555
PepsiCo, Inc.	625,179	109,975,238
Philip Morris International, Inc.	706,158	67,042,641
Pilgrim's Pride Corp. *	19,693	709,342
Post Holdings, Inc. *	23,321	2,475,524
Sadot Group, Inc. *	27,734	7,627
Seaboard Corp.	109	360,802
Seneca Foods Corp., Class A *	2,612	151,731
Simply Good Foods Co. *	42,953	1,565,637
Splash Beverage Group, Inc. *	20,360	6,698
Tootsie Roll Industries, Inc.	7,644	227,103
SECURITY	NUMBER OF SHARES	VALUE ($)
TreeHouse Foods, Inc. *	22,159	832,070
Turning Point Brands, Inc.	9,980	287,823
Tyson Foods, Inc., Class A	129,015	7,824,760
Universal Corp.	10,446	537,238
Utz Brands, Inc.	29,813	537,528
Vector Group Ltd.	56,584	585,644
Vintage Wine Estates, Inc. *	29,567	6,032
Vita Coco Co., Inc. *	13,490	326,998
Vital Farms, Inc. *	11,214	300,087
Westrock Coffee Co. *(a)	15,240	154,534
Whole Earth Brands, Inc. *	12,768	61,542
WK Kellogg Co.	28,636	668,364
Zevia PBC, Class A *	20,011	17,227
		580,586,176

Health Care Equipment & Services 5.0%
Abbott Laboratories	789,672	83,681,542
Acadia Healthcare Co., Inc. *	41,960	3,102,522
Accolade, Inc. *	35,923	274,092
Accuray, Inc. *	36,635	78,033
AdaptHealth Corp., Class A *	43,913	432,543
Addus HomeCare Corp. *	7,000	673,050
Agiliti, Inc. *	14,918	151,418
agilon health, Inc. *	138,167	759,918
AirSculpt Technologies, Inc. *(a)	4,242	23,373
Akili, Inc., Class A *	8,840	3,536
Align Technology, Inc. *	32,528	9,185,257
Alignment Healthcare, Inc. *	51,148	263,412
Alphatec Holdings, Inc. *	41,583	524,777
Amedisys, Inc. *	15,348	1,412,783
American Well Corp., Class A *	125,000	63,813
AMN Healthcare Services, Inc. *	17,098	1,025,538
AngioDynamics, Inc. *	16,851	97,567
Apyx Medical Corp. *	12,488	17,858
Artivion, Inc. *	17,724	347,745
Asensus Surgical, Inc. *	88,725	21,880
Astrana Health, Inc. *	19,744	733,490
AtriCure, Inc. *	21,692	523,211
Atrion Corp.	563	238,312
Augmedix, Inc. *	11,589	31,406
Avanos Medical, Inc. *	19,723	356,592
Aveanna Healthcare Holdings, Inc. *	23,737	53,408
Axogen, Inc. *	16,795	107,656
Axonics, Inc. *	23,420	1,559,069
Baxter International, Inc.	231,470	9,344,444
Becton Dickinson & Co.	131,516	30,853,654
Beyond Air, Inc. *(a)	14,110	15,239
Biodesix, Inc. *	20,622	25,571
Bioventus, Inc., Class A *	16,149	63,950
Boston Scientific Corp. *	666,369	47,891,940
BrightSpring Health Services, Inc. *	25,000	267,250
Brookdale Senior Living, Inc. *	96,082	652,397
Butterfly Network, Inc. *(a)	79,217	61,480
Cardinal Health, Inc.	111,192	11,457,224
Castle Biosciences, Inc. *	11,444	241,354
Cencora, Inc.	75,121	17,957,675
Centene Corp. *	242,765	17,736,411
Certara, Inc. *	51,767	885,733
Cerus Corp. *	76,254	127,344
Chemed Corp.	6,833	3,881,144
Cigna Group	133,050	47,504,172
ClearPoint Neuro, Inc. *	10,369	56,304
Clover Health Investments Corp., Class A *	151,697	95,569
Community Health Systems, Inc. *	51,561	170,151
CONMED Corp.	14,231	967,423
Cooper Cos., Inc.	90,394	8,050,490
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CorVel Corp. *	4,159	993,377
Cross Country Healthcare, Inc. *	14,884	261,958
CVRx, Inc. *	5,810	90,113
CVS Health Corp.	571,705	38,710,146
DaVita, Inc. *	24,484	3,403,521
Definitive Healthcare Corp., Class A *	18,692	129,722
Delcath Systems, Inc. *	6,977	36,280
DENTSPLY SIRONA, Inc.	95,706	2,872,137
Dexcom, Inc. *	175,293	22,330,575
DocGo, Inc. *	50,278	169,940
Doximity, Inc., Class A *	54,666	1,327,837
Edwards Lifesciences Corp. *	275,422	23,319,981
ElectroCore, Inc. *	3,035	18,574
Electromed, Inc. *	3,594	62,500
Elevance Health, Inc.	106,898	56,504,145
Embecta Corp.	24,775	250,971
Encompass Health Corp.	45,879	3,825,391
Enhabit, Inc. *	23,015	232,221
Enovis Corp. *	22,222	1,227,321
Ensign Group, Inc.	25,319	2,996,757
Envista Holdings Corp. *	78,934	1,553,421
enVVeno Medical Corp. *	2,462	13,049
Enzo Biochem, Inc. *	13,471	14,010
Evolent Health, Inc., Class A *	52,657	1,460,705
FONAR Corp. *	3,312	52,131
Forian, Inc. *	7,513	19,534
Fulgent Genetics, Inc. *	9,036	183,883
GE HealthCare Technologies, Inc.	193,149	14,725,680
GeneDx Holdings Corp. *(a)	7,651	130,603
Glaukos Corp. *	22,092	2,120,832
Globus Medical, Inc., Class A *	52,218	2,599,934
GoodRx Holdings, Inc., Class A *	32,958	234,002
Great Elm Group, Inc. *	9,772	18,665
Guardant Health, Inc. *	54,988	989,784
Haemonetics Corp. *	22,522	2,070,898
HCA Healthcare, Inc.	90,095	27,913,233
Health Catalyst, Inc. *	26,200	162,964
HealthEquity, Inc. *	39,669	3,130,281
HealthStream, Inc.	10,329	266,178
HeartBeam, Inc. *	14,543	29,231
Henry Schein, Inc. *	58,847	4,076,920
Hims & Hers Health, Inc. *	69,336	868,780
Hologic, Inc. *	107,104	8,115,270
Humana, Inc.	55,549	16,780,797
Hyperfine, Inc. *	14,647	11,864
ICU Medical, Inc. *	9,260	906,739
IDEXX Laboratories, Inc. *	37,738	18,595,777
Inari Medical, Inc. *	22,228	829,994
InfuSystem Holdings, Inc. *	10,655	80,019
Innovage Holding Corp. *	7,015	24,903
Inogen, Inc. *	16,555	112,574
Inspire Medical Systems, Inc. *	13,428	3,245,010
Insulet Corp. *	31,968	5,496,578
Integer Holdings Corp. *	15,173	1,693,762
Integra LifeSciences Holdings Corp. *	30,669	894,615
Intuitive Surgical, Inc. *	160,261	59,395,932
iRadimed Corp.	3,278	133,120
iRhythm Technologies, Inc. *	14,107	1,545,845
Joint Corp. *	7,452	88,977
Know Labs, Inc. *	35,048	22,935
KORU Medical Systems, Inc. *	12,813	27,804
Laboratory Corp. of America Holdings	38,479	7,748,516
Lantheus Holdings, Inc. *	30,497	2,029,270
LeMaitre Vascular, Inc.	8,388	543,542
LENSAR, Inc. *	11,846	36,960
LifeMD, Inc. *	20,209	241,093
LifeStance Health Group, Inc. *	40,123	247,960
LivaNova PLC *	25,025	1,395,144
SECURITY	NUMBER OF SHARES	VALUE ($)
Lucid Diagnostics, Inc. *	1,998	1,800
Masimo Corp. *	20,280	2,725,835
McKesson Corp.	59,861	32,157,928
Medtronic PLC	604,812	48,530,115
Merit Medical Systems, Inc. *	26,082	1,932,676
Milestone Scientific, Inc. *	34,400	21,328
ModivCare, Inc. *	5,394	126,597
Molina Healthcare, Inc. *	26,401	9,031,782
Multiplan Corp. *	104,525	67,920
Myomo, Inc. *	21,495	70,289
National HealthCare Corp.	5,672	515,415
National Research Corp.	6,098	208,856
Neogen Corp. *	89,023	1,097,654
NeoGenomics, Inc. *	59,570	829,214
NeuroPace, Inc. *	4,356	56,584
Nevro Corp. *	16,500	174,570
Novocure Ltd. *	44,300	542,232
OmniAb, Inc., Class A *(c)	2,395	0
OmniAb, Inc., Class B *(c)	2,395	0
Omnicell, Inc. *	21,903	587,219
OPKO Health, Inc. *(a)	185,881	226,775
OptimizeRx Corp. *	6,885	70,227
Option Care Health, Inc. *	82,293	2,459,738
OraSure Technologies, Inc. *	30,500	161,345
Orchestra BioMed Holdings, Inc. *(a)	5,514	24,317
Orthofix Medical, Inc. *	14,213	184,769
OrthoPediatrics Corp. *	7,124	211,084
Outset Medical, Inc. *	27,235	68,905
Owens & Minor, Inc. *	33,542	829,829
P3 Health Partners, Inc. *(a)	13,641	7,328
Paragon 28, Inc. *	18,302	168,744
Patterson Cos., Inc.	41,269	1,051,121
PAVmed, Inc. *	5,301	10,602
Pediatrix Medical Group, Inc. *	35,753	317,129
Pennant Group, Inc. *	13,217	276,367
Penumbra, Inc. *	17,472	3,432,724
PetIQ, Inc., Class A *	11,858	193,523
Phreesia, Inc. *	23,389	485,088
Premier, Inc., Class A	55,319	1,155,061
Privia Health Group, Inc. *	45,235	832,324
PROCEPT BioRobotics Corp. *	19,661	1,041,640
Pro-Dex, Inc. *	1,916	35,676
Progyny, Inc. *	36,695	1,176,442
Pulmonx Corp. *	15,144	115,246
Pulse Biosciences, Inc. *(a)	6,773	49,917
Quest Diagnostics, Inc.	50,668	7,001,304
QuidelOrtho Corp. *	24,067	975,917
R1 RCM, Inc. *	95,408	1,172,564
RadNet, Inc. *	29,538	1,432,593
ResMed, Inc.	66,965	14,329,840
Rockwell Medical, Inc. *	7,846	11,455
RxSight, Inc. *	11,027	574,838
Sanara Medtech, Inc. *	1,654	52,663
Schrodinger, Inc. *	25,953	632,734
Select Medical Holdings Corp.	48,777	1,383,803
Semler Scientific, Inc. *	1,873	47,818
Senseonics Holdings, Inc. *(a)	216,699	105,532
Sensus Healthcare, Inc. *	6,026	22,658
Sharecare, Inc. *	150,000	107,385
Shockwave Medical, Inc. *	16,662	5,501,626
SI-BONE, Inc. *	19,218	274,049
Sight Sciences, Inc. *	12,929	71,756
Silk Road Medical, Inc. *	17,297	336,254
Simulations Plus, Inc.	7,164	324,887
Solventum Corp. *	62,673	4,074,372
Sonida Senior Living, Inc. *	1,604	50,590
STAAR Surgical Co. *	24,350	1,119,126
Stereotaxis, Inc. *	22,696	53,336
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS PLC	44,948	9,194,563
Streamline Health Solutions, Inc. *	29,028	8,679
Stryker Corp.	153,810	51,757,065
Surgery Partners, Inc. *	32,410	808,629
Surmodics, Inc. *	7,188	184,660
Tactile Systems Technology, Inc. *	10,021	137,989
Talkspace, Inc. *	88,164	269,782
Tandem Diabetes Care, Inc. *	29,715	1,090,243
Tela Bio, Inc. *	6,599	29,729
Teladoc Health, Inc. *	75,644	964,461
Teleflex, Inc.	21,317	4,449,924
Tenet Healthcare Corp. *	45,818	5,144,903
TransMedics Group, Inc. *	15,124	1,423,622
Treace Medical Concepts, Inc. *	27,099	281,017
TruBridge, Inc. *	6,539	51,658
U.S. Physical Therapy, Inc.	7,360	747,114
UFP Technologies, Inc. *	3,230	665,186
UnitedHealth Group, Inc.	420,716	203,500,329
Universal Health Services, Inc., Class B	27,648	4,712,049
Utah Medical Products, Inc.	1,365	90,363
Varex Imaging Corp. *	17,095	277,794
Veeva Systems, Inc., Class A *	66,618	13,227,670
Viemed Healthcare, Inc. *	16,000	131,040
Vivani Medical, Inc. *	30,017	48,628
VolitionRX Ltd. *	15,384	13,844
Zimmer Biomet Holdings, Inc.	95,192	11,449,694
Zimvie, Inc. *	10,245	155,724
Zomedica Corp. *	412,334	58,593
Zynex, Inc. *(a)	7,546	82,780
		1,119,572,672

Household & Personal Products 1.3%
Beauty Health Co. *	39,541	127,717
BellRing Brands, Inc. *	58,908	3,249,954
Central Garden & Pet Co. *	4,564	186,896
Central Garden & Pet Co., Class A *	25,542	904,953
Church & Dwight Co., Inc.	112,205	12,105,797
Clorox Co.	56,614	8,371,512
Colgate-Palmolive Co.	374,351	34,410,344
Coty, Inc., Class A *	168,936	1,932,628
Edgewell Personal Care Co.	22,085	830,838
elf Beauty, Inc. *	25,089	4,077,715
Energizer Holdings, Inc.	31,376	901,119
Estee Lauder Cos., Inc., Class A	106,102	15,566,224
Herbalife Ltd. *	41,704	360,740
Honest Co., Inc. *	29,467	88,696
Inter Parfums, Inc.	8,373	974,450
Kenvue, Inc.	781,864	14,714,681
Kimberly-Clark Corp.	153,342	20,935,783
Lifevantage Corp.	7,299	44,524
Medifast, Inc.	4,730	130,217
Natural Alternatives International, Inc. *	3,654	22,838
Natural Health Trends Corp.	6,750	45,360
Nature's Sunshine Products, Inc. *	4,762	92,621
Nu Skin Enterprises, Inc., Class A	22,078	259,637
Oil-Dri Corp. of America	1,961	135,799
Olaplex Holdings, Inc. *	49,924	69,394
Procter & Gamble Co.	1,070,306	174,673,939
Reynolds Consumer Products, Inc.	26,473	757,922
Safety Shot, Inc. *	13,500	20,655
Spectrum Brands Holdings, Inc.	13,831	1,132,344
United-Guardian, Inc.	3,342	27,939
USANA Health Sciences, Inc. *	4,815	199,919
SECURITY	NUMBER OF SHARES	VALUE ($)
WD-40 Co.	6,185	1,398,614
		298,751,769

Insurance 2.3%
Aflac, Inc.	239,448	20,029,825
Allstate Corp.	119,263	20,281,866
Ambac Financial Group, Inc. *	18,370	265,447
American Coastal Insurance Corp., Class C *	6,372	66,715
American Equity Investment Life Holding Co.	28,730	1,612,040
American Financial Group, Inc.	29,767	3,802,734
American International Group, Inc.	318,803	24,009,054
AMERISAFE, Inc.	8,109	369,770
Aon PLC, Class A	91,148	25,704,648
Arch Capital Group Ltd. *	168,812	15,790,674
Arthur J Gallagher & Co.	98,806	23,188,780
Assurant, Inc.	23,511	4,100,318
Assured Guaranty Ltd.	25,234	1,935,448
Axis Capital Holdings Ltd.	35,322	2,166,298
Brighthouse Financial, Inc. *	29,722	1,434,087
Brown & Brown, Inc.	107,916	8,799,471
BRP Group, Inc., Class A *	28,110	748,850
Chubb Ltd.	184,522	45,879,550
Cincinnati Financial Corp.	71,612	8,284,792
Citizens, Inc., Class A *(a)	24,606	54,871
CNA Financial Corp.	11,952	525,171
CNO Financial Group, Inc.	52,809	1,390,461
Crawford & Co., Class A	10,215	94,795
Donegal Group, Inc., Class A	6,507	87,454
eHealth, Inc. *	13,577	58,110
Employers Holdings, Inc.	11,659	496,557
Enstar Group Ltd. *	6,194	1,798,552
Erie Indemnity Co., Class A	11,261	4,309,134
Everest Group Ltd.	19,724	7,227,071
F&G Annuities & Life, Inc.	7,820	295,752
Fidelity National Financial, Inc.	118,637	5,872,532
First American Financial Corp.	47,799	2,560,592
Genworth Financial, Inc., Class A *	204,265	1,211,291
Globe Life, Inc.	38,517	2,933,840
GoHealth, Inc., Class A *	3,311	33,342
Goosehead Insurance, Inc., Class A *	11,407	649,172
Greenlight Capital Re Ltd., Class A *	9,834	119,188
Hagerty, Inc., Class A *	15,234	136,344
Hanover Insurance Group, Inc.	16,309	2,117,234
Hartford Financial Services Group, Inc.	136,080	13,184,791
HCI Group, Inc.	3,137	358,183
Heritage Insurance Holdings, Inc. *	10,125	103,376
Hippo Holdings, Inc. *	7,344	157,088
Horace Mann Educators Corp.	17,846	657,804
ICC Holdings, Inc. *	5,650	90,287
Investors Title Co.	697	111,820
James River Group Holdings Ltd.	28,410	252,565
Kemper Corp.	27,177	1,584,691
Kingsway Financial Services, Inc. *	5,983	53,249
Kinsale Capital Group, Inc.	10,085	3,663,376
Lemonade, Inc. *(a)	27,928	481,199
Lincoln National Corp.	78,786	2,148,494
Loews Corp.	83,533	6,277,505
Maiden Holdings Ltd. *	32,952	68,540
Markel Group, Inc. *	5,957	8,687,689
Marsh & McLennan Cos., Inc.	223,600	44,592,548
MBIA, Inc. *	22,069	138,814
Mercury General Corp.	11,235	587,141
MetLife, Inc.	279,659	19,878,162
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Western Life Group, Inc., Class A	978	478,066
NI Holdings, Inc. *	3,782	56,238
Old Republic International Corp.	117,117	3,497,114
Oscar Health, Inc., Class A *	71,396	1,240,149
Palomar Holdings, Inc. *	10,660	838,622
Primerica, Inc.	16,071	3,404,802
Principal Financial Group, Inc.	100,429	7,947,951
ProAssurance Corp. *	24,020	320,907
Progressive Corp.	266,398	55,477,384
Prudential Financial, Inc.	164,024	18,121,372
Reinsurance Group of America, Inc.	29,663	5,546,684
RenaissanceRe Holdings Ltd.	24,268	5,320,759
RLI Corp.	18,179	2,569,602
Root, Inc., Class A *	5,666	394,637
Ryan Specialty Holdings, Inc., Class A	46,260	2,282,468
Safety Insurance Group, Inc.	6,404	509,566
Selective Insurance Group, Inc.	27,852	2,831,156
Selectquote, Inc. *	53,616	80,960
SiriusPoint Ltd. *	44,279	521,607
Skyward Specialty Insurance Group, Inc. *	15,421	538,501
Stewart Information Services Corp.	12,159	753,980
Tiptree, Inc.	9,652	153,756
Travelers Cos., Inc.	103,567	21,972,775
Trupanion, Inc. *(a)	19,237	432,833
United Fire Group, Inc.	9,091	200,820
Universal Insurance Holdings, Inc.	11,138	217,414
Unum Group	81,676	4,140,973
W R Berkley Corp.	92,716	7,136,351
White Mountains Insurance Group Ltd.	1,116	1,984,404
Willis Towers Watson PLC	46,857	11,767,667
		504,258,670

Materials 2.6%
AdvanSix, Inc.	11,778	297,512
Air Products & Chemicals, Inc.	101,318	23,945,496
Albemarle Corp.	53,735	6,464,858
Alcoa Corp.	80,300	2,821,742
Alpha Metallurgical Resources, Inc.	5,295	1,732,100
Alto Ingredients, Inc. *	33,727	63,744
Amcor PLC	659,503	5,895,957
American Battery Technology Co. *(a)	32,527	42,285
American Vanguard Corp.	11,255	128,194
Ampco-Pittsburgh Corp. *	7,848	16,088
AptarGroup, Inc.	30,413	4,391,029
Arcadium Lithium PLC *	457,292	2,012,085
Arch Resources, Inc.	8,577	1,361,856
Ascent Industries Co. *	4,646	47,714
Ashland, Inc.	23,656	2,255,126
Aspen Aerogels, Inc. *	28,080	439,733
ATI, Inc. *	57,200	3,414,840
Avery Dennison Corp.	36,398	7,908,557
Avient Corp.	42,722	1,812,267
Axalta Coating Systems Ltd. *	101,891	3,203,453
Balchem Corp.	14,605	2,064,855
Ball Corp.	143,890	10,010,427
Berry Global Group, Inc.	53,362	3,022,424
Cabot Corp.	25,607	2,336,127
Carpenter Technology Corp.	21,950	1,881,115
Celanese Corp., Class A	45,293	6,957,458
Century Aluminum Co. *	22,913	397,541
CF Industries Holdings, Inc.	86,399	6,822,929
Chemours Co.	67,300	1,800,275
Clearwater Paper Corp. *	7,639	344,061
Cleveland-Cliffs, Inc. *	226,249	3,823,608
SECURITY	NUMBER OF SHARES	VALUE ($)
Coeur Mining, Inc. *	179,585	811,724
Commercial Metals Co.	53,599	2,880,410
Compass Minerals International, Inc.	14,554	181,197
Contango ORE, Inc. *	1,750	36,522
Core Molding Technologies, Inc. *	2,885	51,988
Corteva, Inc.	320,041	17,323,819
Crown Holdings, Inc.	55,207	4,530,838
Dakota Gold Corp. *	24,511	65,199
Danimer Scientific, Inc. *(a)	37,658	28,243
Dow, Inc.	320,353	18,228,086
DuPont de Nemours, Inc.	195,764	14,192,890
Eagle Materials, Inc.	15,897	3,985,537
Eastman Chemical Co.	53,335	5,036,957
Ecolab, Inc.	115,242	26,061,978
Ecovyst, Inc. *	46,051	434,261
Element Solutions, Inc.	99,960	2,312,075
Flotek Industries, Inc. *	5,581	19,199
FMC Corp.	57,783	3,409,775
Freeport-McMoRan, Inc.	652,498	32,585,750
Friedman Industries, Inc.	2,834	55,065
Gatos Silver, Inc. *	17,898	171,284
Ginkgo Bioworks Holdings, Inc. *(a)	585,011	521,303
Graphic Packaging Holding Co.	140,335	3,627,660
Greif, Inc., Class A	13,364	818,946
Hawkins, Inc.	8,063	610,934
Haynes International, Inc.	5,389	324,148
HB Fuller Co.	24,358	1,819,786
Hecla Mining Co.	269,311	1,273,841
Huntsman Corp.	73,671	1,757,790
Hycroft Mining Holding Corp. *(a)	6,015	19,910
Idaho Strategic Resources, Inc. *	4,628	39,391
Ingevity Corp. *	14,768	755,236
Innospec, Inc.	10,861	1,303,320
International Flavors & Fragrances, Inc.	116,149	9,832,013
International Paper Co.	148,622	5,192,853
Intrepid Potash, Inc. *	3,965	79,776
Kaiser Aluminum Corp.	6,881	622,662
Knife River Corp. *	26,236	2,051,393
Koppers Holdings, Inc.	10,777	552,645
Kronos Worldwide, Inc.	9,190	105,225
Linde PLC	220,559	97,257,697
Loop Industries, Inc. *	9,523	27,045
Louisiana-Pacific Corp.	29,673	2,171,767
LSB Industries, Inc. *	21,659	201,429
LyondellBasell Industries NV, Class A	116,832	11,679,695
Martin Marietta Materials, Inc.	28,096	16,494,319
Materion Corp.	9,668	1,111,240
Mativ Holdings, Inc.	23,942	437,181
McEwen Mining, Inc. *	18,704	214,348
Mercer International, Inc.	18,274	185,116
Metallus, Inc. *	16,743	344,236
Minerals Technologies, Inc.	15,242	1,110,989
Mosaic Co.	148,210	4,652,312
MP Materials Corp. *	70,450	1,127,200
Myers Industries, Inc.	15,888	347,947
NewMarket Corp.	3,202	1,687,198
Newmont Corp.	523,492	21,274,715
Northern Technologies International Corp.	2,657	47,029
Novusterra, Inc. *(a)(c)	3,229	0
Nucor Corp.	111,793	18,840,474
O-I Glass, Inc. *	72,227	1,080,516
Olin Corp.	54,947	2,872,629
Olympic Steel, Inc.	4,090	260,001
Orion SA	27,306	646,060
Packaging Corp. of America	40,411	6,990,295
Pactiv Evergreen, Inc.	23,506	358,231
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Perimeter Solutions SA *	64,240	449,680
Piedmont Lithium, Inc. *	6,862	84,059
PPG Industries, Inc.	107,362	13,849,698
PureCycle Technologies, Inc. *(a)	74,372	347,317
Quaker Chemical Corp.	6,333	1,181,294
Radius Recycling, Inc., Class A	11,633	202,647
Ramaco Resources, Inc., Class A	15,917	249,579
Ramaco Resources, Inc., Class B	2,118	23,531
Ranpak Holdings Corp., Class A *	15,372	111,293
Rayonier Advanced Materials, Inc. *	26,864	100,203
Reliance, Inc.	25,973	7,395,033
Royal Gold, Inc.	30,279	3,637,416
RPM International, Inc.	58,207	6,222,910
Ryerson Holding Corp.	12,949	369,694
Scotts Miracle-Gro Co.	19,443	1,332,623
Sealed Air Corp.	65,892	2,074,280
Sensient Technologies Corp.	19,516	1,428,962
Sherwin-Williams Co.	107,115	32,092,725
Silgan Holdings, Inc.	37,619	1,755,303
Smith-Midland Corp. *	1,800	64,296
Solitario Resources Corp. *	44,899	34,797
Sonoco Products Co.	44,388	2,487,947
Steel Dynamics, Inc.	69,058	8,985,827
Stepan Co.	9,304	772,139
Summit Materials, Inc., Class A *	53,461	2,079,633
SunCoke Energy, Inc.	34,174	352,334
Sylvamo Corp.	15,710	981,875
Tredegar Corp.	10,770	68,713
TriMas Corp.	17,344	450,771
Trinseo PLC	19,239	50,214
Tronox Holdings PLC	49,611	842,891
U.S. Antimony Corp. *	59,275	13,040
U.S. Gold Corp. *	7,270	30,389
U.S. Lime & Minerals, Inc.	962	298,220
U.S. Steel Corp.	103,099	3,763,113
Universal Stainless & Alloy Products, Inc. *	5,210	136,241
Valhi, Inc.	1,628	24,046
Vulcan Materials Co.	60,439	15,570,900
Warrior Met Coal, Inc.	24,646	1,684,554
Westlake Corp.	14,583	2,148,951
Westrock Co.	116,330	5,579,187
Worthington Steel, Inc.	12,939	398,392
		582,573,471

Media & Entertainment 7.6%
Advantage Solutions, Inc. *	42,984	183,112
Alphabet, Inc., Class A *	2,680,517	436,334,557
Alphabet, Inc., Class C *	2,244,197	369,484,594
Altice USA, Inc., Class A *	102,606	198,030
AMC Entertainment Holdings, Inc., Class A *(a)	119,682	350,668
AMC Networks, Inc., Class A *	17,154	182,175
Angi, Inc. *	46,987	99,143
Atlanta Braves Holdings, Inc., Class C *	21,892	819,418
Boston Omaha Corp., Class A *	8,359	129,063
Bumble, Inc., Class A *	43,395	438,289
Cable One, Inc.	2,015	793,608
Cardlytics, Inc. *	25,904	317,324
Cargurus, Inc. *	38,901	873,716
Cars.com, Inc. *	26,286	439,239
Charter Communications, Inc., Class A *	44,755	11,454,595
Cinemark Holdings, Inc. *	47,010	805,751
SECURITY	NUMBER OF SHARES	VALUE ($)
Clear Channel Outdoor Holdings, Inc. *	153,084	212,787
Comcast Corp., Class A	1,802,361	68,687,978
comScore, Inc. *	2,302	31,814
Cumulus Media, Inc., Class A *	7,422	19,520
CuriosityStream, Inc.	23,041	24,423
DHI Group, Inc. *	17,605	41,196
EchoStar Corp., Class A *	53,476	855,081
Electronic Arts, Inc.	110,302	13,988,500
Emerald Holding, Inc. *	6,732	38,709
Endeavor Group Holdings, Inc., Class A	86,645	2,288,294
Entravision Communications Corp., Class A	34,841	72,818
Eventbrite, Inc., Class A *	35,982	189,985
EverQuote, Inc., Class A *	8,283	167,068
EW Scripps Co., Class A *	25,886	97,331
Fluent, Inc. *	5,036	17,475
Fox Corp., Class A	166,191	5,153,583
fuboTV, Inc. *	129,071	183,281
Gaia, Inc., Class A *	10,263	39,718
Gannett Co., Inc. *	69,602	168,437
Getty Images Holdings, Inc. *	18,585	68,393
Golden Matrix Group, Inc. *	8,251	29,621
Gray Television, Inc.	36,454	209,610
Grindr, Inc. *	10,471	102,511
Harte Hanks, Inc. *	3,347	23,898
IAC, Inc. *	32,541	1,547,650
Innovid Corp. *	35,745	80,426
Integral Ad Science Holding Corp. *	33,997	326,031
Interpublic Group of Cos., Inc.	174,119	5,300,182
IZEA Worldwide, Inc. *	8,623	24,058
John Wiley & Sons, Inc., Class A	18,846	708,044
Lee Enterprises, Inc. *	1,545	19,127
Liberty Broadband Corp., Class C *	58,818	2,925,019
Liberty Media Corp.-Liberty Formula One, Class C *	104,759	7,329,987
Liberty Media Corp.-Liberty Live, Class C *	31,561	1,177,857
Liberty Media Corp.-Liberty SiriusXM, Class C *	101,527	2,442,740
Lions Gate Entertainment Corp., Class A *	87,853	886,437
Live Nation Entertainment, Inc. *	64,432	5,728,649
LiveOne, Inc. *	39,793	75,607
Madison Square Garden Entertainment Corp., Class A *	18,450	722,317
Madison Square Garden Sports Corp. *	7,599	1,412,806
Magnite, Inc. *	61,457	542,665
Marchex, Inc., Class B *	24,313	33,309
Marcus Corp.	10,398	135,590
Match Group, Inc. *	124,126	3,825,563
MediaAlpha, Inc., Class A *	11,398	230,809
Meta Platforms, Inc., Class A	1,000,724	430,481,443
National CineMedia, Inc. *	44,303	189,617
Netflix, Inc. *	196,847	108,391,832
New York Times Co., Class A	74,891	3,222,560
News Corp., Class A	227,952	5,425,258
Nexstar Media Group, Inc., Class A	14,534	2,326,312
Nextdoor Holdings, Inc. *	62,506	127,512
Omnicom Group, Inc.	90,165	8,370,919
Outbrain, Inc. *	10,250	41,513
Paramount Global, Class B	226,245	2,576,931
Pinterest, Inc., Class A *	270,201	9,038,223
Playstudios, Inc. *	40,501	87,482
Playtika Holding Corp.	30,485	221,016
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PodcastOne, Inc. *	1,895	3,714
PSQ Holdings, Inc. *(a)	8,011	33,166
PubMatic, Inc., Class A *	19,401	435,358
QuinStreet, Inc. *	21,564	390,093
Reading International, Inc., Class B *	1,251	17,927
Reservoir Media, Inc. *	14,527	130,017
ROBLOX Corp., Class A *	224,386	7,979,166
Roku, Inc. *	56,658	3,266,900
Rumble, Inc. *(a)	34,234	241,692
Saga Communications, Inc., Class A	1,989	45,329
Scholastic Corp.	12,861	458,109
Shutterstock, Inc.	10,396	444,013
Sinclair, Inc.	15,351	188,817
Sirius XM Holdings, Inc. (a)	296,892	872,862
Skillz, Inc., Class A *	6,303	38,700
Snap, Inc., Class A *	476,867	7,176,848
Sphere Entertainment Co. *	12,111	470,633
Stagwell, Inc., Class A *	43,953	261,520
Take-Two Interactive Software, Inc. *	72,118	10,299,172
TechTarget, Inc. *	11,292	310,530
TEGNA, Inc.	88,242	1,203,621
Thryv Holdings, Inc. *	12,739	293,124
TKO Group Holdings, Inc.	28,064	2,656,819
Townsquare Media, Inc., Class A	6,366	76,838
Trade Desk, Inc., Class A *	202,483	16,775,717
Travelzoo *	4,020	35,818
TripAdvisor, Inc. *	50,308	1,324,610
TrueCar, Inc. *	41,115	108,544
Urban One, Inc. *	6,214	9,632
Urban One, Inc., Class A *	6,023	11,986
Vimeo, Inc. *	71,535	256,811
Vivid Seats, Inc., Class A *	41,337	217,433
Walt Disney Co.	834,359	92,697,285
Warner Bros Discovery, Inc. *	1,014,092	7,463,717
Warner Music Group Corp., Class A	63,189	2,085,237
WideOpenWest, Inc. *	23,881	85,255
Yelp, Inc., Class A *	31,656	1,273,837
Zedge, Inc., Class B *	11,319	27,166
Ziff Davis, Inc. *	20,262	1,015,329
ZipRecruiter, Inc., Class A *	33,246	341,769
ZoomInfo Technologies, Inc., Class A *	140,117	2,222,256
		1,684,838,174

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	46,955	1,374,842
180 Life Sciences Corp. *(a)	18,364	39,483
2seventy bio, Inc. *	41,139	187,594
4D Molecular Therapeutics, Inc. *	16,599	397,214
89bio, Inc. *	39,098	332,724
AbbVie, Inc.	803,080	130,612,931
Abeona Therapeutics, Inc. *	8,850	36,639
Absci Corp. *	23,263	110,267
ACADIA Pharmaceuticals, Inc. *	55,262	923,428
ACELYRIN, Inc. *	13,426	56,121
Achieve Life Sciences, Inc. *	8,279	36,345
Acrivon Therapeutics, Inc. *	3,170	28,815
Actinium Pharmaceuticals, Inc. *	12,526	96,450
Acumen Pharmaceuticals, Inc. *	9,845	31,701
Adaptive Biotechnologies Corp. *	49,118	128,689
Adicet Bio, Inc. *	30,000	44,700
ADMA Biologics, Inc. *	104,554	681,692
Adverum Biotechnologies, Inc. *	10,713	104,130
AEON Biopharma, Inc. *	9,000	34,650
Aerovate Therapeutics, Inc. *	6,263	125,323
Agilent Technologies, Inc.	133,136	18,244,957
Agios Pharmaceuticals, Inc. *	24,055	781,788
Akebia Therapeutics, Inc. *	79,804	100,553
SECURITY	NUMBER OF SHARES	VALUE ($)
Akero Therapeutics, Inc. *	30,217	601,016
Akoya Biosciences, Inc. *	7,848	29,979
Alaunos Therapeutics, Inc. *(a)	7,353	9,265
Aldeyra Therapeutics, Inc. *	19,049	75,053
Alector, Inc. *	26,074	132,456
Aligos Therapeutics, Inc. *	31,383	24,008
Alkermes PLC *	75,777	1,859,568
Allakos, Inc. *	29,756	31,244
Allogene Therapeutics, Inc. *	51,083	140,989
Allovir, Inc. *	57,055	45,324
Alnylam Pharmaceuticals, Inc. *	56,755	8,169,882
Alpine Immune Sciences, Inc. *	21,192	1,368,791
Altimmune, Inc. *	20,396	133,594
ALX Oncology Holdings, Inc. *(a)	10,211	173,791
Amgen, Inc.	243,353	66,664,121
Amicus Therapeutics, Inc. *	121,964	1,218,420
Amneal Pharmaceuticals, Inc. *	45,474	275,118
Amphastar Pharmaceuticals, Inc. *	16,418	677,243
Amylyx Pharmaceuticals, Inc. *	17,199	31,130
AnaptysBio, Inc. *	7,265	176,830
Anavex Life Sciences Corp. *(a)	36,218	132,196
ANI Pharmaceuticals, Inc. *	7,569	499,554
Anika Therapeutics, Inc. *	5,811	150,447
Anixa Biosciences, Inc. *	12,785	37,971
Annexon, Inc. *	28,332	128,911
Apellis Pharmaceuticals, Inc. *	46,296	2,045,820
Apogee Therapeutics, Inc. *	11,749	590,975
Applied Therapeutics, Inc. *	24,504	108,308
Aquestive Therapeutics, Inc. *	19,078	64,102
Arbutus Biopharma Corp. *	50,681	138,359
ARCA biopharma, Inc. *(a)	14,988	52,308
Arcellx, Inc. *	15,511	775,860
Arcturus Therapeutics Holdings, Inc. *	10,133	259,101
Arcus Biosciences, Inc. *	24,937	379,791
Arcutis Biotherapeutics, Inc. *	45,056	374,866
Ardelyx, Inc. *	111,347	712,621
ArriVent Biopharma, Inc. *	4,500	74,340
Arrowhead Pharmaceuticals, Inc. *	56,099	1,268,959
ARS Pharmaceuticals, Inc. *	23,670	205,929
Arvinas, Inc. *	31,695	1,006,950
Assembly Biosciences, Inc. *	2,704	33,719
Assertio Holdings, Inc. *	40,135	35,523
Astria Therapeutics, Inc. *	18,061	165,800
Atara Biotherapeutics, Inc. *	41,098	28,358
Atea Pharmaceuticals, Inc. *	33,404	123,595
Atossa Therapeutics, Inc. *	45,962	69,403
aTyr Pharma, Inc. *	26,689	41,902
Aura Biosciences, Inc. *	25,362	187,679
Avantor, Inc. *	306,617	7,429,330
Avid Bioservices, Inc. *	27,120	206,926
Avidity Biosciences, Inc. *	31,152	751,698
Avita Medical, Inc. *	10,054	84,454
Avrobio, Inc. *	9,797	11,658
Axsome Therapeutics, Inc. *	17,254	1,272,655
Azenta, Inc. *	27,177	1,425,705
Beam Therapeutics, Inc. *	31,404	666,393
BioAtla, Inc. *	18,434	41,569
BioCryst Pharmaceuticals, Inc. *	103,077	425,708
Biogen, Inc. *	66,054	14,189,720
Biohaven Ltd. *	32,798	1,272,562
BioLife Solutions, Inc. *	14,953	262,276
BioMarin Pharmaceutical, Inc. *	86,302	6,969,750
Biomea Fusion, Inc. *(a)	9,488	101,901
Bionano Genomics, Inc. *	27,990	24,718
Biora Therapeutics, Inc. *	8,398	5,504
Bio-Rad Laboratories, Inc., Class A *	9,502	2,563,164
Biote Corp., Class A *	7,115	39,204
Bio-Techne Corp.	72,336	4,572,359
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bioxcel Therapeutics, Inc. *	21,785	54,898
Black Diamond Therapeutics, Inc. *	14,484	80,676
Bluebird Bio, Inc. *	88,349	78,374
Blueprint Medicines Corp. *	27,519	2,513,585
Bolt Biotherapeutics, Inc. *	3,417	3,776
Bridgebio Pharma, Inc. *	57,654	1,477,095
Bristol-Myers Squibb Co.	924,698	40,631,230
Bruker Corp.	41,714	3,254,109
C4 Therapeutics, Inc. *(a)	21,536	135,677
Cabaletta Bio, Inc. *	16,585	176,547
Capricor Therapeutics, Inc. *	13,479	71,034
Cardiff Oncology, Inc. *	16,399	71,500
CareDx, Inc. *	22,269	172,807
Cargo Therapeutics, Inc. *	10,982	209,756
Caribou Biosciences, Inc. *	40,353	146,481
Cartesian Therapeutics, Inc. *(a)	1,993	43,990
Cassava Sciences, Inc. *(a)	17,259	382,287
Catalent, Inc. *	83,541	4,665,765
Catalyst Pharmaceuticals, Inc. *	49,175	740,084
Celcuity, Inc. *	4,926	77,683
Celldex Therapeutics, Inc. *	28,471	1,065,385
CEL-SCI Corp. *(a)	16,481	24,062
Cerevel Therapeutics Holdings, Inc. *	41,071	1,754,142
CG oncology, Inc. *	9,500	381,805
Champions Oncology, Inc. *	6,854	34,270
Charles River Laboratories International, Inc. *	23,447	5,369,363
ChromaDex Corp. *	24,667	87,321
Cibus, Inc. *	7,726	131,728
Cidara Therapeutics, Inc. *	1,340	16,053
Citius Pharmaceuticals, Inc. *	76,073	56,773
Clearside Biomedical, Inc. *	20,216	25,472
Clene, Inc. *	25,692	11,094
Codexis, Inc. *	45,863	133,461
Cogent Biosciences, Inc. *	35,766	232,479
Cognition Therapeutics, Inc. *	11,965	22,973
Coherus Biosciences, Inc. *	39,420	77,263
Collegium Pharmaceutical, Inc. *	14,303	528,210
Compass Therapeutics, Inc. *	42,767	61,584
Corbus Pharmaceuticals Holdings, Inc. *	4,813	178,274
Corcept Therapeutics, Inc. *	42,109	981,982
CorMedix, Inc. *(a)	22,604	118,784
Corvus Pharmaceuticals, Inc. *	15,668	24,285
Crinetics Pharmaceuticals, Inc. *	26,245	1,150,056
CRISPR Therapeutics AG *	35,651	1,889,146
CryoPort, Inc. *	20,286	328,430
Cue Biopharma, Inc. *	17,072	32,437
Cullinan Therapeutics, Inc. *	20,998	567,156
Curis, Inc. *	2,854	43,809
Cyteir Therapeutics, Inc. *(c)	15,972	49,513
Cytek Biosciences, Inc. *	46,745	280,937
Cytokinetics, Inc. *	44,692	2,740,513
CytomX Therapeutics, Inc. *	24,817	40,452
Danaher Corp.	299,139	73,773,660
Dare Bioscience, Inc. *	30,532	9,389
Day One Biopharmaceuticals, Inc. *	25,478	435,674
Deciphera Pharmaceuticals, Inc. *	24,491	618,888
Denali Therapeutics, Inc. *	55,676	859,637
DermTech, Inc. *	11,512	7,136
DiaMedica Therapeutics, Inc. *	13,251	34,188
Dianthus Therapeutics, Inc. *	1,710	36,509
Disc Medicine, Inc. *	5,436	151,338
Dyadic International, Inc. *	16,336	24,667
Dynavax Technologies Corp. *	58,800	668,556
Dyne Therapeutics, Inc. *	27,184	688,027
Edgewise Therapeutics, Inc. *	31,611	567,101
Editas Medicine, Inc. *	38,967	203,018
SECURITY	NUMBER OF SHARES	VALUE ($)
Elanco Animal Health, Inc. *	221,655	2,916,980
Eledon Pharmaceuticals, Inc. *	14,987	35,819
Eli Lilly & Co.	362,717	283,318,249
Elicio Operating Co., Inc. *	2,363	21,740
Emergent BioSolutions, Inc. *(b)	43,373	81,541
Enanta Pharmaceuticals, Inc. *	8,668	119,098
Enliven Therapeutics, Inc. *(a)	8,344	145,102
Entrada Therapeutics, Inc. *	7,643	90,570
Erasca, Inc. *	37,301	74,975
Esperion Therapeutics, Inc. *	95,770	188,667
Eton Pharmaceuticals, Inc. *	13,239	46,337
Evolus, Inc. *	17,279	203,374
Exact Sciences Corp. *	81,510	4,837,618
Exelixis, Inc. *	139,608	3,275,204
Eyenovia, Inc. *	12,362	9,284
EyePoint Pharmaceuticals, Inc. *	16,619	292,494
Fate Therapeutics, Inc. *	38,651	152,671
FibroGen, Inc. *	58,027	64,990
Foghorn Therapeutics, Inc. *	8,974	48,998
Fortrea Holdings, Inc. *	41,466	1,517,241
Fulcrum Therapeutics, Inc. *	24,485	174,578
G1 Therapeutics, Inc. *	21,516	81,115
Gain Therapeutics, Inc. *	7,043	20,636
Galectin Therapeutics, Inc. *	17,413	61,120
Galecto, Inc. *	15,761	10,859
Genelux Corp. *	9,191	28,584
Generation Bio Co. *	24,023	67,985
Geron Corp. *	235,465	925,377
Gilead Sciences, Inc.	566,189	36,915,523
GlycoMimetics, Inc. *	22,361	40,250
Gossamer Bio, Inc. *	156,778	111,312
Greenwich Lifesciences, Inc. *	2,671	33,174
Gritstone bio, Inc. *	66,565	53,252
Gyre Therapeutics, Inc. *(a)	6,662	103,927
Halozyme Therapeutics, Inc. *	58,977	2,247,024
Harmony Biosciences Holdings, Inc. *	16,728	517,062
Harrow, Inc. *	12,577	128,160
Harvard Bioscience, Inc. *	14,274	54,527
Heron Therapeutics, Inc. *	69,211	160,570
HilleVax, Inc. *	13,917	183,704
Homology Medicines, Inc. *(c)	21,971	883
Hookipa Pharma, Inc. *	36,285	32,196
Humacyte, Inc. *	22,996	90,144
Ideaya Biosciences, Inc. *	34,175	1,389,214
IGM Biosciences, Inc. *(a)	4,577	44,077
Ikena Oncology, Inc. *	12,066	15,927
Illumina, Inc. *	72,602	8,933,676
Immuneering Corp., Class A *	8,677	12,321
Immunic, Inc. *	25,000	31,500
ImmunityBio, Inc. *(a)	69,586	555,992
Immunome, Inc. *	17,976	252,743
Immunovant, Inc. *	26,185	718,516
IN8bio, Inc. *	13,105	13,367
Incyte Corp. *	85,489	4,449,702
Inhibrx, Inc. *	13,459	458,144
Inmune Bio, Inc. *	5,159	61,083
Innoviva, Inc. *	24,927	376,647
Inotiv, Inc. *	10,000	38,400
Inovio Pharmaceuticals, Inc. *	11,075	126,809
Inozyme Pharma, Inc. *	20,879	92,076
Insmed, Inc. *	63,877	1,579,039
Instil Bio, Inc. *	2,981	32,195
Intellia Therapeutics, Inc. *	41,185	881,359
Intra-Cellular Therapies, Inc. *	46,425	3,333,779
Invivyd, Inc. *	24,069	53,433
Ionis Pharmaceuticals, Inc. *	64,524	2,662,260
Iovance Biotherapeutics, Inc. *	108,846	1,282,206
IQVIA Holdings, Inc. *	83,022	19,242,009
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ironwood Pharmaceuticals, Inc., Class A *	64,385	498,984
iTeos Therapeutics, Inc. *	10,503	112,802
Janux Therapeutics, Inc. *(a)	10,462	596,334
Jasper Therapeutics, Inc. *	5,689	135,796
Jazz Pharmaceuticals PLC *	28,508	3,157,261
Johnson & Johnson	1,094,986	158,324,026
KalVista Pharmaceuticals, Inc. *	8,852	100,470
Karyopharm Therapeutics, Inc. *	51,000	52,530
Keros Therapeutics, Inc. *	12,434	701,153
Kezar Life Sciences, Inc. *	63,358	52,239
Kineta, Inc. *	8,000	4,515
Kiniksa Pharmaceuticals Ltd., Class A *	12,806	239,728
Kodiak Sciences, Inc. *	15,730	50,493
Korro Bio, Inc. *	3,147	178,718
Krystal Biotech, Inc. *	11,341	1,736,534
Kura Oncology, Inc. *	36,794	721,898
Kymera Therapeutics, Inc. *	19,183	644,932
Kyverna Therapeutics, Inc. *(a)	7,200	109,008
Lantern Pharma, Inc. *	657	3,351
Larimar Therapeutics, Inc. *	24,670	169,976
LENZ Therapeutics, Inc.	2,534	40,215
Lexeo Therapeutics, Inc. *	4,200	52,290
Lexicon Pharmaceuticals, Inc. *	46,637	71,821
Lifecore Biomedical, Inc. *	10,427	66,941
Ligand Pharmaceuticals, Inc. *	7,105	496,568
Lineage Cell Therapeutics, Inc. *	68,183	74,319
Lipocine, Inc. *	2,942	13,592
Liquidia Corp. *	20,793	267,190
Longboard Pharmaceuticals, Inc. *	11,164	237,793
Lyell Immunopharma, Inc. *	61,098	132,583
Lyra Therapeutics, Inc. *	9,060	46,750
MacroGenics, Inc. *	31,111	459,821
Madrigal Pharmaceuticals, Inc. *	7,229	1,474,861
MannKind Corp. *	122,373	502,953
Maravai LifeSciences Holdings, Inc., Class A *	48,185	395,117
Marinus Pharmaceuticals, Inc. *	30,501	43,006
MaxCyte, Inc. *	43,954	159,553
Medpace Holdings, Inc. *	10,475	4,067,966
MEI Pharma, Inc.	4,822	14,707
Merck & Co., Inc.	1,152,637	148,943,753
Merrimack Pharmaceuticals, Inc. *	5,681	83,738
Mersana Therapeutics, Inc. *	44,571	141,290
Mesa Laboratories, Inc.	2,222	235,710
Mettler-Toledo International, Inc. *	9,810	12,063,357
MiMedx Group, Inc. *	51,298	315,996
Mind Medicine MindMed, Inc. *	18,372	174,901
Mineralys Therapeutics, Inc. *	5,051	61,875
MiNK Therapeutics, Inc. *	1,744	1,727
Mirum Pharmaceuticals, Inc. *	17,908	449,670
Moderna, Inc. *	150,639	16,616,988
Moleculin Biotech, Inc. *	366	1,837
Monte Rosa Therapeutics, Inc. *	13,679	72,772
Morphic Holding, Inc. *	17,544	478,425
Mural Oncology PLC *	7,145	26,437
Myriad Genetics, Inc. *	41,186	806,010
Natera, Inc. *	52,224	4,850,565
Nautilus Biotechnology, Inc. *	22,256	56,530
Nektar Therapeutics, Class A *	99,411	145,140
Neumora Therapeutics, Inc. *(a)	10,690	97,172
Neurocrine Biosciences, Inc. *	45,484	6,255,869
Neurogene, Inc. *	5,239	180,641
NextCure, Inc. *	10,000	12,100
Nkarta, Inc. *	20,319	135,731
Novavax, Inc. *(a)	53,030	229,620
NRX Pharmaceuticals, Inc. *(a)	4,374	11,285
SECURITY	NUMBER OF SHARES	VALUE ($)
Nurix Therapeutics, Inc. *	24,751	297,507
Nuvalent, Inc., Class A *	14,627	1,007,508
Nuvation Bio, Inc. *	71,002	212,296
Nuvectis Pharma, Inc. *(a)	2,330	14,166
Ocean Biomedical, Inc. *	6,470	9,058
Ocugen, Inc. *(a)	170,254	224,735
Ocular Therapeutix, Inc. *	53,864	255,315
Ocuphire Pharma, Inc. *	5,599	8,874
Olema Pharmaceuticals, Inc. *	26,228	266,739
Omega Therapeutics, Inc. *	9,399	20,960
Omeros Corp. *(a)	26,846	84,565
OmniAb, Inc. *	48,133	213,711
Oncternal Therapeutics, Inc. *	1,612	13,154
Optinose, Inc. *	36,174	29,699
Organogenesis Holdings, Inc., Class A *	29,326	68,916
Organon & Co.	121,943	2,269,359
ORIC Pharmaceuticals, Inc. *	16,653	147,046
Ovid therapeutics, Inc. *	26,321	80,279
Pacific Biosciences of California, Inc. *	113,781	187,739
Pacira BioSciences, Inc. *	23,777	624,146
Palatin Technologies, Inc. *(a)	5,171	9,618
Passage Bio, Inc. *	7,891	10,179
PDS Biotechnology Corp. *(a)	13,278	44,481
PepGen, Inc. *	8,314	102,096
Perrigo Co. PLC	61,521	2,009,276
Personalis, Inc. *	22,941	33,723
Perspective Therapeutics, Inc. *	234,692	394,283
Pfizer, Inc.	2,568,353	65,801,204
PharmaCyte Biotech, Inc. *	5,947	12,786
Phathom Pharmaceuticals, Inc. *	21,562	194,705
Phibro Animal Health Corp., Class A	8,185	136,690
Pliant Therapeutics, Inc. *	25,045	296,032
Poseida Therapeutics, Inc., Class A *	31,911	77,225
Praxis Precision Medicines, Inc. *	6,689	367,025
Precigen, Inc. *	67,713	89,381
Prelude Therapeutics, Inc. *	7,515	28,332
Prestige Consumer Healthcare, Inc. *	23,185	1,663,756
Prime Medicine, Inc. *(a)	18,724	92,122
ProKidney Corp. *(a)	17,259	35,640
ProPhase Labs, Inc. *	5,896	27,181
Protagonist Therapeutics, Inc. *	28,025	703,708
Prothena Corp. PLC *	17,365	353,204
PTC Therapeutics, Inc. *	35,678	1,147,048
Puma Biotechnology, Inc. *	19,453	98,627
Pyxis Oncology, Inc. *	14,524	64,632
Q32 Bio, Inc. *	1,221	33,445
Quanterix Corp. *	14,993	241,687
Quantum-Si, Inc. *	32,018	51,549
Quince Therapeutics, Inc. *	11,013	12,004
Rallybio Corp. *	7,128	13,686
Rapid Micro Biosystems, Inc., Class A *	6,797	6,688
RAPT Therapeutics, Inc. *	15,769	121,421
Recursion Pharmaceuticals, Inc., Class A *	69,639	544,577
Regeneron Pharmaceuticals, Inc. *	48,054	42,799,776
REGENXBIO, Inc. *	18,906	290,207
Regulus Therapeutics, Inc. *(a)	9,113	20,960
Relay Therapeutics, Inc. *	46,087	300,487
Relmada Therapeutics, Inc. *	12,505	45,518
Reneo Pharmaceuticals, Inc. *	7,425	12,400
RenovoRx, Inc. *	49,232	62,525
Repligen Corp. *	23,341	3,832,592
Replimune Group, Inc. *	24,096	153,010
Revance Therapeutics, Inc. *	36,568	132,010
Reviva Pharmaceuticals Holdings, Inc. *	4,892	14,970
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
REVOLUTION Medicines, Inc. *	59,315	2,211,263
Revvity, Inc.	56,727	5,812,816
Rezolute, Inc. *	13,757	36,869
Rhythm Pharmaceuticals, Inc. *	22,511	895,037
Rigel Pharmaceuticals, Inc. *	65,618	68,899
Rocket Pharmaceuticals, Inc. *	31,234	672,156
Roivant Sciences Ltd. *	151,710	1,653,639
Royalty Pharma PLC, Class A	176,548	4,890,380
SAB Biotherapeutics, Inc. *	1,623	6,946
Sage Therapeutics, Inc. *	22,552	314,375
Sana Biotechnology, Inc. *	52,599	473,391
Sangamo Therapeutics, Inc. *	80,106	41,247
Sarepta Therapeutics, Inc. *	42,283	5,355,565
Savara, Inc. *	40,048	183,420
Scholar Rock Holding Corp. *	22,419	328,887
Scilex Holding Co. *(c)	30,357	21,600
scPharmaceuticals, Inc. *	7,807	34,897
Seer, Inc., Class A *	17,867	37,163
SELLAS Life Sciences Group, Inc. *(a)	16,238	20,135
Sera Prognostics, Inc., Class A *	12,000	140,280
Shattuck Labs, Inc. *	20,881	218,833
SIGA Technologies, Inc.	17,097	150,112
Soleno Therapeutics, Inc. *	7,195	321,329
Solid Biosciences, Inc. *	10,276	91,148
Sotera Health Co. *	55,885	625,912
Spero Therapeutics, Inc. *	28,565	40,562
SpringWorks Therapeutics, Inc. *	28,958	1,352,049
Spruce Biosciences, Inc. *	15,289	10,825
Spyre Therapeutics, Inc. *	15,000	495,450
Standard BioTools, Inc. *	111,584	276,728
Stoke Therapeutics, Inc. *	12,708	140,169
Summit Therapeutics, Inc. *	85,753	337,009
Supernus Pharmaceuticals, Inc. *	24,988	752,139
Sutro Biopharma, Inc. *	23,381	79,379
Syndax Pharmaceuticals, Inc. *	36,496	771,160
Syros Pharmaceuticals, Inc. *	4,670	25,218
Talphera, Inc. *	6,381	6,572
Tango Therapeutics, Inc. *	24,079	185,408
Tarsus Pharmaceuticals, Inc. *	14,660	460,764
Taysha Gene Therapies, Inc. *	51,462	125,053
Tenaya Therapeutics, Inc. *	22,396	101,678
Terns Pharmaceuticals, Inc. *	16,643	84,047
TG Therapeutics, Inc. *	67,278	919,017
TherapeuticsMD, Inc. *	7,060	13,273
Theravance Biopharma, Inc. *	21,449	181,030
Theriva Biologics, Inc. *	13,566	5,460
Thermo Fisher Scientific, Inc.	175,747	99,950,834
Third Harmonic Bio, Inc. *	5,232	58,284
Tourmaline Bio, Inc. (a)	6,869	108,736
Travere Therapeutics, Inc. *	29,285	161,946
Trevi Therapeutics, Inc. *	12,557	36,792
TScan Therapeutics, Inc. *	22,104	170,643
Twist Bioscience Corp. *	25,495	796,209
Tyra Biosciences, Inc. *(a)	9,880	168,948
Ultragenyx Pharmaceutical, Inc. *	37,627	1,600,653
uniQure NV *	23,627	104,195
United Therapeutics Corp. *	21,240	4,977,169
UNITY Biotechnology, Inc. *	4,595	7,076
Vanda Pharmaceuticals, Inc. *	24,287	115,606
Vaxart, Inc. *	153,547	109,740
Vaxcyte, Inc. *	43,697	2,645,853
Vaxxinity, Inc., Class A *	22,917	2,812
Ventyx Biosciences, Inc. *	30,926	115,663
Vera Therapeutics, Inc., Class A *	19,962	788,699
Veracyte, Inc. *	34,001	665,400
Verastem, Inc. *	11,159	111,367
Vericel Corp. *	22,544	1,034,093
Verrica Pharmaceuticals, Inc. *(a)	7,637	53,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	117,219	46,044,795
Verve Therapeutics, Inc. *	30,311	182,169
Viatris, Inc.	541,323	6,263,107
Vigil Neuroscience, Inc. *	5,235	13,663
Viking Therapeutics, Inc. *	49,372	3,929,024
Vir Biotechnology, Inc. *	41,660	352,444
Viridian Therapeutics, Inc. *	23,657	313,692
Vistagen Therapeutics, Inc. *	23,302	112,549
Vor BioPharma, Inc. *	17,792	30,602
Voyager Therapeutics, Inc. *	25,228	197,283
Waters Corp. *	27,071	8,366,022
WaVe Life Sciences Ltd. *	39,975	197,077
Werewolf Therapeutics, Inc. *	6,982	43,568
West Pharmaceutical Services, Inc.	33,667	12,035,279
X4 Pharmaceuticals, Inc. *	42,386	47,472
XBiotech, Inc. *	10,477	80,359
Xencor, Inc. *	25,852	541,341
Xeris Biopharma Holdings, Inc. *	60,840	106,470
Xilio Therapeutics, Inc. *	11,925	12,402
XOMA Corp. *	2,843	72,042
Y-mAbs Therapeutics, Inc. *	14,556	221,397
Zentalis Pharmaceuticals, Inc. *	24,484	270,793
Zevra Therapeutics, Inc. *	11,139	51,017
Zoetis, Inc.	208,899	33,265,077
Zura Bio Ltd., Class A *	5,513	23,541
		1,580,685,756

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA *	9,415	18,736
AMREP Corp. *	2,361	47,891
Anywhere Real Estate, Inc. *	50,250	244,215
CBRE Group, Inc., Class A *	135,839	11,803,051
Compass, Inc., Class A *	148,596	468,078
CoStar Group, Inc. *	185,702	16,997,304
Cushman & Wakefield PLC *	82,072	791,995
DigitalBridge Group, Inc.	63,571	1,045,107
Doma Holdings, Inc. *	1,501	9,081
Douglas Elliman, Inc. *	28,072	38,178
eXp World Holdings, Inc.	38,506	383,520
Fathom Holdings, Inc. *	2,686	4,190
Forestar Group, Inc. *	9,724	301,347
FRP Holdings, Inc. *	5,956	180,526
Howard Hughes Holdings, Inc. *	14,474	943,126
InterGroup Corp. *	1,138	23,477
Jones Lang LaSalle, Inc. *	21,719	3,924,623
Kennedy-Wilson Holdings, Inc.	52,161	448,063
Marcus & Millichap, Inc.	11,056	350,144
Maui Land & Pineapple Co., Inc. *	3,498	68,141
Newmark Group, Inc., Class A	53,804	514,904
Offerpad Solutions, Inc. *	8,794	68,329
Opendoor Technologies, Inc. *	251,531	500,547
Rafael Holdings, Inc., Class B *	1,046	1,663
RE/MAX Holdings, Inc., Class A	6,967	48,908
Redfin Corp. *	61,840	346,922
RMR Group, Inc., Class A	6,145	145,759
Seritage Growth Properties, Class A *	16,651	155,520
St. Joe Co.	15,558	889,918
Star Holdings *	6,000	71,340
Stratus Properties, Inc. *	3,398	77,067
Tejon Ranch Co. *	11,108	186,392
Zillow Group, Inc., Class C *	96,981	4,128,481
		45,226,543

Semiconductors & Semiconductor Equipment 9.2%
ACM Research, Inc., Class A *	22,189	566,263
Advanced Micro Devices, Inc. *	734,964	116,403,598
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aehr Test Systems *	11,116	133,170
Allegro MicroSystems, Inc. *	33,142	983,986
Alpha & Omega Semiconductor Ltd. *	9,994	218,569
Ambarella, Inc. *	18,585	854,352
Amkor Technology, Inc.	45,775	1,480,821
Amtech Systems, Inc. *	6,347	30,593
Analog Devices, Inc.	225,392	45,215,889
Applied Materials, Inc.	378,475	75,184,059
Atomera, Inc. *(a)	12,488	57,944
Axcelis Technologies, Inc. *	14,904	1,542,862
AXT, Inc. *	15,887	47,661
Broadcom, Inc.	200,164	260,267,244
CEVA, Inc. *	10,247	207,707
Cirrus Logic, Inc. *	24,858	2,201,673
Cohu, Inc. *	20,047	607,825
Credo Technology Group Holding Ltd. *	55,656	994,573
CVD Equipment Corp. *	3,009	13,540
Diodes, Inc. *	20,897	1,525,690
Enphase Energy, Inc. *	61,877	6,729,742
Entegris, Inc.	68,388	9,090,133
Everspin Technologies, Inc. *	8,698	64,539
First Solar, Inc. *	48,960	8,631,648
FormFactor, Inc. *	35,591	1,587,003
GSI Technology, Inc. *(a)	8,052	31,644
Ichor Holdings Ltd. *	12,049	467,260
Impinj, Inc. *	10,626	1,693,572
indie Semiconductor, Inc., Class A *	56,060	315,057
Intel Corp.	1,923,167	58,598,898
inTEST Corp. *	4,591	51,741
KLA Corp.	61,513	42,400,296
Kopin Corp. *	40,189	31,589
Kulicke & Soffa Industries, Inc.	25,768	1,192,543
Lam Research Corp.	59,634	53,337,246
Lattice Semiconductor Corp. *	62,353	4,277,416
MACOM Technology Solutions Holdings, Inc. *	24,206	2,467,802
Marvell Technology, Inc.	393,318	25,923,589
MaxLinear, Inc. *	36,453	757,858
Microchip Technology, Inc.	245,422	22,573,916
Micron Technology, Inc.	502,129	56,720,492
MKS Instruments, Inc.	28,534	3,394,975
Monolithic Power Systems, Inc.	21,882	14,646,279
Navitas Semiconductor Corp., Class A *	53,865	233,235
NVE Corp.	1,890	153,846
NVIDIA Corp.	1,123,515	970,739,430
NXP Semiconductors NV	117,315	30,054,930
ON Semiconductor Corp. *	194,019	13,612,373
Onto Innovation, Inc. *	22,391	4,153,307
PDF Solutions, Inc. *	12,456	374,676
Photronics, Inc. *	27,001	740,097
Pixelworks, Inc. *	21,959	39,307
Power Integrations, Inc.	25,765	1,719,041
Qorvo, Inc. *	44,053	5,147,152
QUALCOMM, Inc.	507,629	84,190,270
QuickLogic Corp. *	7,578	117,156
Rambus, Inc. *	48,235	2,644,243
Rigetti Computing, Inc. *	30,086	38,510
Semtech Corp. *	32,037	1,205,232
Silicon Laboratories, Inc. *	14,608	1,774,726
SiTime Corp. *	7,974	710,643
SkyWater Technology, Inc. *	12,405	127,275
Skyworks Solutions, Inc.	72,652	7,743,977
SMART Global Holdings, Inc. *	26,108	476,993
SolarEdge Technologies, Inc. *	25,758	1,510,707
Synaptics, Inc. *	17,731	1,595,081
Teradyne, Inc.	69,271	8,057,603
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Instruments, Inc.	413,786	73,000,126
Transphorm, Inc. *	11,592	55,642
Trio-Tech International *	2,059	12,766
Ultra Clean Holdings, Inc. *	21,314	891,565
Universal Display Corp.	20,005	3,160,390
Veeco Instruments, Inc. *	24,931	881,061
Wolfspeed, Inc. *	56,169	1,518,248
		2,040,202,865

Software & Services 11.4%
8x8, Inc. *	46,219	102,144
A10 Networks, Inc.	35,602	464,962
Accenture PLC, Class A	285,196	85,818,328
ACI Worldwide, Inc. *	50,004	1,705,136
Adeia, Inc.	47,028	462,756
Adobe, Inc. *	205,599	95,157,385
Agilysys, Inc. *	10,163	844,037
Airship AI Holdings, Inc. *	8,888	65,416
Akamai Technologies, Inc. *	68,642	6,928,037
Alarm.com Holdings, Inc. *	22,683	1,508,419
Alkami Technology, Inc. *	15,859	381,726
Altair Engineering, Inc., Class A *	24,227	1,949,062
American Software, Inc., Class A	13,798	139,498
Amplitude, Inc., Class A *	38,091	372,911
ANSYS, Inc. *	39,643	12,879,218
Appfolio, Inc., Class A *	9,364	2,123,568
Appian Corp., Class A *	17,792	666,132
Applied Digital Corp. *(a)	28,011	75,770
AppLovin Corp., Class A *	82,468	5,819,767
Arteris, Inc. *	9,920	65,770
Asana, Inc., Class A *	42,227	627,915
Aspen Technology, Inc. *	12,573	2,475,247
Atlassian Corp., Class A *	71,282	12,281,889
AudioEye, Inc. *	4,308	67,205
Aurora Innovation, Inc. *	362,784	1,006,726
Autodesk, Inc. *	97,014	20,649,430
AvePoint, Inc. *	39,999	310,792
Backblaze, Inc., Class A *	18,678	173,892
Bentley Systems, Inc., Class B	104,651	5,497,317
BigBear.ai Holdings, Inc. *	49,665	82,444
BigCommerce Holdings, Inc. *	30,500	172,630
Bill Holdings, Inc. *	43,753	2,728,437
Blackbaud, Inc. *	19,607	1,527,777
BlackLine, Inc. *	23,896	1,387,163
Blend Labs, Inc., Class A *	73,956	181,192
Box, Inc., Class A *	65,647	1,708,135
Braze, Inc., Class A *	22,708	951,465
Brightcove, Inc. *	15,409	27,428
C3.ai, Inc., Class A *(a)	44,350	999,206
Cadence Design Systems, Inc. *	123,751	34,109,488
Castellum, Inc. *	34,318	9,266
CCC Intelligent Solutions Holdings, Inc. *	131,546	1,475,946
Cerence, Inc. *	17,854	162,650
Cipher Mining, Inc. *(a)	16,000	59,520
Cleanspark, Inc. *	91,601	1,500,424
Clear Secure, Inc., Class A	40,011	698,992
Clearwater Analytics Holdings, Inc., Class A *	64,999	1,025,684
Cloudflare, Inc., Class A *	135,053	11,803,632
Cognizant Technology Solutions Corp., Class A	226,305	14,863,712
CommVault Systems, Inc. *	20,147	2,064,463
Confluent, Inc., Class A *	98,083	2,758,094
Consensus Cloud Solutions, Inc. *	14,791	172,167
CoreCard Corp. *	2,218	26,572
Couchbase, Inc. *	15,315	369,704
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Crowdstrike Holdings, Inc., Class A *	103,302	30,219,967
CSP, Inc.	5,818	76,041
Daily Journal Corp. *	412	138,102
Datadog, Inc., Class A *	137,163	17,213,956
Dave, Inc. *	5,855	256,449
DecisionPoint Systems, Inc. *	4,188	33,718
Digimarc Corp. *	5,752	121,597
Digital Turbine, Inc. *	62,036	118,489
DigitalOcean Holdings, Inc. *	24,086	791,466
DocuSign, Inc., Class A *	92,645	5,243,707
Dolby Laboratories, Inc., Class A	26,426	2,052,243
Domo, Inc., Class B *	14,774	111,248
DoubleVerify Holdings, Inc. *	63,042	1,847,131
Dropbox, Inc., Class A *	115,530	2,675,675
D-Wave Quantum, Inc. *	23,310	31,935
DXC Technology Co. *	83,184	1,621,256
Dynatrace, Inc. *	109,581	4,965,115
E2open Parent Holdings, Inc. *	73,998	358,890
Edgio, Inc. *(a)	2,928	27,904
eGain Corp. *	7,634	47,407
Elastic NV *	37,873	3,871,378
Enfusion, Inc., Class A *	18,455	171,816
Envestnet, Inc. *	23,500	1,458,645
EPAM Systems, Inc. *	26,435	6,219,098
Everbridge, Inc. *	20,019	695,660
EverCommerce, Inc. *	12,868	115,812
Fair Isaac Corp. *	11,311	12,819,096
Fastly, Inc., Class A *	55,767	705,453
Five9, Inc. *	33,968	1,955,538
Fortinet, Inc. *	288,771	18,244,552
Freshworks, Inc., Class A *	76,129	1,358,903
Gartner, Inc. *	35,471	14,634,980
Gen Digital, Inc.	253,635	5,108,209
Gitlab, Inc., Class A *	41,235	2,163,600
Glimpse Group, Inc. *	1,370	1,589
GoDaddy, Inc., Class A *	64,112	7,846,027
Grid Dynamics Holdings, Inc. *	23,721	231,754
Guidewire Software, Inc. *	36,824	4,065,370
Hackett Group, Inc.	9,720	210,827
HashiCorp, Inc., Class A *	54,776	1,778,029
HubSpot, Inc. *	22,887	13,843,660
Informatica, Inc., Class A *	19,115	591,992
Information Services Group, Inc.	16,112	54,297
Instructure Holdings, Inc. *	7,509	143,647
Intapp, Inc. *	18,004	556,684
Intellicheck, Inc. *	12,962	41,608
InterDigital, Inc.	11,325	1,118,117
International Business Machines Corp.	416,207	69,173,603
Intuit, Inc.	127,333	79,662,071
Issuer Direct Corp. *	1,318	15,256
Jamf Holding Corp. *	24,817	483,187
Kaltura, Inc. *	33,164	40,792
Klaviyo, Inc., Class A *	12,810	286,944
Kyndryl Holdings, Inc. *	104,768	2,059,739
LivePerson, Inc. *	34,901	17,482
LiveRamp Holdings, Inc. *	30,335	974,057
Manhattan Associates, Inc. *	28,162	5,803,062
Marathon Digital Holdings, Inc. *	99,987	1,605,791
MariaDB PLC *	13,835	7,263
Matterport, Inc. *	108,500	499,100
MeridianLink, Inc. *	8,842	147,485
Microsoft Corp.	3,379,842	1,315,873,886
MicroStrategy, Inc., Class A *	6,910	7,359,357
Mitek Systems, Inc. *	18,641	235,436
Model N, Inc. *	14,577	432,208
MongoDB, Inc., Class A *	32,720	11,948,690
N-able, Inc. *	29,867	366,169
SECURITY	NUMBER OF SHARES	VALUE ($)
nCino, Inc. *	26,902	784,462
NCR Voyix Corp. *	66,187	810,791
NextNav, Inc. *	23,511	214,185
Nutanix, Inc., Class A *	109,996	6,676,757
Okta, Inc. *	71,752	6,671,501
Olo, Inc., Class A *	44,208	212,198
ON24, Inc.	17,135	112,920
OneSpan, Inc. *	14,940	161,651
Oracle Corp.	725,225	82,494,344
PagerDuty, Inc. *	40,603	810,436
Palantir Technologies, Inc., Class A *	873,588	19,192,728
Palo Alto Networks, Inc. *	143,419	41,719,153
Pegasystems, Inc.	19,925	1,183,943
Perficient, Inc. *	16,274	769,109
Porch Group, Inc. *	33,000	105,270
PowerSchool Holdings, Inc., Class A *	25,358	439,201
Procore Technologies, Inc. *	40,101	2,743,710
Progress Software Corp.	20,511	1,021,858
PROS Holdings, Inc. *	18,413	603,026
PTC, Inc. *	54,229	9,622,394
Q2 Holdings, Inc. *	26,451	1,359,317
Qualys, Inc. *	16,495	2,703,695
Quantum Computing, Inc. *	10,216	7,841
Rackspace Technology, Inc. *	28,860	49,639
Rapid7, Inc. *	27,867	1,248,442
Red Violet, Inc. *	5,306	89,035
Rekor Systems, Inc. *	22,007	38,952
ReposiTrak, Inc.	6,299	99,713
Research Solutions, Inc. *	18,069	52,400
Rimini Street, Inc. *	21,843	58,102
RingCentral, Inc., Class A *	37,195	1,101,716
Riot Platforms, Inc. *	92,769	937,895
Roper Technologies, Inc.	48,649	24,882,018
Salesforce, Inc.	440,309	118,416,702
Samsara, Inc., Class A *	78,756	2,750,947
SecureWorks Corp., Class A *	5,067	30,858
SEMrush Holdings, Inc., Class A *	17,212	210,675
SentinelOne, Inc., Class A *	110,215	2,328,843
ServiceNow, Inc. *	93,247	64,650,943
Smartsheet, Inc., Class A *	61,516	2,327,150
Snowflake, Inc., Class A *	149,616	23,220,403
SolarWinds Corp.	20,785	229,051
SoundHound AI, Inc., Class A *(a)	100,991	428,202
SoundThinking, Inc. *	3,910	52,238
Sprinklr, Inc., Class A *	57,049	666,903
Sprout Social, Inc., Class A *	22,530	1,136,639
SPS Commerce, Inc. *	16,727	2,908,323
Squarespace, Inc., Class A *	24,349	848,806
SRAX, Inc. *(c)	9,789	27
Synopsys, Inc. *	69,302	36,770,948
Telos Corp. *	25,409	87,407
Tenable Holdings, Inc. *	54,062	2,431,168
Teradata Corp. *	44,613	1,655,142
Terawulf, Inc. *	50,627	109,861
Thoughtworks Holding, Inc. *	49,108	113,931
Tucows, Inc., Class A *	4,136	73,083
Twilio, Inc., Class A *	81,703	4,892,376
Tyler Technologies, Inc. *	18,976	8,758,373
UiPath, Inc., Class A *	185,380	3,516,659
Unisys Corp. *	28,890	156,873
Unity Software, Inc. *	108,279	2,627,931
Upland Software, Inc. *	22,775	49,194
Varonis Systems, Inc., Class B *	49,694	2,174,112
Verint Systems, Inc. *	27,662	837,605
VeriSign, Inc. *	40,503	6,864,448
Vertex, Inc., Class A *	20,655	601,680
Viant Technology, Inc., Class A *	10,390	91,328
Weave Communications, Inc. *	12,631	135,025
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WM Technology, Inc. *	40,927	51,773
Workday, Inc., Class A *	94,876	23,219,003
Workiva, Inc., Class A *	21,901	1,725,799
Xperi, Inc. *	20,285	213,195
Yext, Inc. *	46,726	256,526
Zeta Global Holdings Corp., Class A *	65,475	809,271
Zoom Video Communications, Inc., Class A *	117,756	7,194,892
Zscaler, Inc. *	40,551	7,012,890
Zuora, Inc., Class A *	61,121	602,653
		2,548,655,119

Technology Hardware & Equipment 7.0%
908 Devices, Inc. *	8,267	47,122
ADTRAN Holdings, Inc.	33,081	144,895
Advanced Energy Industries, Inc.	17,189	1,647,394
Aeva Technologies, Inc. *	12,000	37,440
Airgain, Inc. *	7,096	37,183
Amphenol Corp., Class A	272,853	32,952,457
Apple, Inc.	6,602,526	1,124,608,254
Applied Optoelectronics, Inc. *	18,315	180,403
Arista Networks, Inc. *	114,622	29,407,420
Arlo Technologies, Inc. *	40,417	500,363
Arrow Electronics, Inc. *	24,597	3,140,299
AstroNova, Inc. *	4,083	70,513
Aviat Networks, Inc. *	4,936	165,109
Avnet, Inc.	41,153	2,011,147
Badger Meter, Inc.	13,065	2,389,850
Bel Fuse, Inc., Class A	1,180	82,600
Bel Fuse, Inc., Class B	4,185	245,743
Belden, Inc.	19,416	1,577,938
Benchmark Electronics, Inc.	14,875	449,374
Calix, Inc. *	27,533	763,490
CDW Corp.	60,981	14,748,865
Ciena Corp. *	66,154	3,058,299
Cisco Systems, Inc.	1,848,331	86,834,590
Clearfield, Inc. *	5,453	164,244
Climb Global Solutions, Inc.	1,603	103,329
Coda Octopus Group, Inc. *	1,343	8,944
Cognex Corp.	78,831	3,274,640
Coherent Corp. *	61,120	3,338,986
CommScope Holding Co., Inc. *	94,667	84,632
CompoSecure, Inc. *(a)	5,277	36,675
Comtech Telecommunications Corp. *	11,741	22,073
Corning, Inc.	348,505	11,633,097
Corsair Gaming, Inc. *	26,615	295,427
CPI Card Group, Inc. *	1,805	31,136
Crane NXT Co.	20,920	1,272,145
CTS Corp.	13,417	613,828
Daktronics, Inc. *	15,645	147,845
Dell Technologies, Inc., Class C	121,364	15,126,809
Diebold Nixdorf, Inc. *	17,287	547,306
Digi International, Inc. *	17,947	550,255
Eastman Kodak Co. *	29,007	130,532
ePlus, Inc. *	12,538	963,921
Evolv Technologies Holdings, Inc. *	31,854	124,549
Extreme Networks, Inc. *	61,060	683,872
F5, Inc. *	27,138	4,486,183
Fabrinet *	16,202	2,804,080
FARO Technologies, Inc. *	8,279	155,231
Frequency Electronics, Inc. *	4,719	45,302
Genasys, Inc. *	20,918	43,928
Harmonic, Inc. *	48,599	521,953
Hewlett Packard Enterprise Co.	593,493	10,089,381
HP, Inc.	397,617	11,169,062
Identiv, Inc. *	8,288	41,772
Immersion Corp.	13,101	95,244
SECURITY	NUMBER OF SHARES	VALUE ($)
Infinera Corp. *	103,973	501,150
Inseego Corp. *	4,205	16,946
Insight Enterprises, Inc. *	12,752	2,328,133
Intevac, Inc. *	11,887	50,282
IonQ, Inc. *(a)	74,268	634,991
IPG Photonics Corp. *	13,349	1,121,049
Iteris, Inc. *	21,639	96,943
Itron, Inc. *	20,969	1,931,664
Jabil, Inc.	58,027	6,810,049
Juniper Networks, Inc.	147,851	5,148,172
Key Tronic Corp. *	4,943	21,354
Keysight Technologies, Inc. *	79,838	11,811,234
Kimball Electronics, Inc. *	10,963	229,456
Knowles Corp. *	40,205	636,445
KVH Industries, Inc. *	5,414	25,987
Lantronix, Inc. *	11,128	41,841
LightPath Technologies, Inc., Class A *	24,173	34,567
Lightwave Logic, Inc. *	49,166	187,814
Littelfuse, Inc.	11,080	2,555,491
Lumentum Holdings, Inc. *	32,261	1,411,741
Luna Innovations, Inc. *	15,596	32,128
Methode Electronics, Inc.	15,172	184,947
MicroVision, Inc. *(a)	76,762	111,305
Mirion Technologies, Inc., Class A *	82,287	894,460
Motorola Solutions, Inc.	75,553	25,623,800
M-Tron Industries, Inc. *(a)	2,643	73,370
Napco Security Technologies, Inc.	15,220	619,454
Neonode, Inc. *	4,440	10,612
NetApp, Inc.	93,570	9,563,790
NETGEAR, Inc. *	13,065	193,101
NetScout Systems, Inc. *	32,036	617,013
nLight, Inc. *	20,404	232,402
Novanta, Inc. *	15,969	2,499,149
One Stop Systems, Inc. *	12,911	36,667
OSI Systems, Inc. *	7,329	963,324
Ouster, Inc. *	11,961	108,486
PAR Technology Corp. *	12,016	508,037
PC Connection, Inc.	4,459	276,324
Plexus Corp. *	12,143	1,226,564
Powerfleet, Inc. *	44,255	211,981
Pure Storage, Inc., Class A *	135,306	6,819,422
Red Cat Holdings, Inc. *	18,398	28,149
Research Frontiers, Inc. *	21,870	33,899
RF Industries Ltd. *	7,044	20,252
Ribbon Communications, Inc. *	38,255	121,268
Richardson Electronics Ltd.	5,554	58,484
Rogers Corp. *	8,205	977,133
Sanmina Corp. *	26,460	1,605,328
ScanSource, Inc. *	10,228	425,689
Seagate Technology Holdings PLC	87,775	7,540,750
SmartRent, Inc. *	88,649	205,666
Sono-Tek Corp. *	2,719	12,127
Super Micro Computer, Inc. *	22,872	19,642,474
TD SYNNEX Corp.	35,206	4,148,675
TE Connectivity Ltd.	140,195	19,834,789
Teledyne Technologies, Inc. *	21,443	8,180,076
TransAct Technologies, Inc. *	3,397	18,174
Trimble, Inc. *	112,831	6,777,758
TTM Technologies, Inc. *	50,171	749,053
Turtle Beach Corp. *	12,904	181,946
Ubiquiti, Inc.	1,828	196,656
Viasat, Inc. *	39,177	623,306
Viavi Solutions, Inc. *	109,669	866,385
Vishay Intertechnology, Inc.	59,167	1,369,124
Vishay Precision Group, Inc. *	5,394	178,002
Vontier Corp.	69,566	2,826,467
Western Digital Corp. *	147,374	10,438,500
Wrap Technologies, Inc. *(a)	21,515	35,930
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xerox Holdings Corp.	54,423	723,282
Zebra Technologies Corp., Class A *	23,198	7,297,163
		1,555,225,279

Telecommunication Services 0.8%
Anterix, Inc. *	8,567	270,032
AST SpaceMobile, Inc., Class A *(a)	49,621	109,662
AT&T, Inc.	3,245,111	54,809,925
ATN International, Inc.	5,256	100,284
Bandwidth, Inc., Class A *	15,306	278,569
Cogent Communications Holdings, Inc.	18,826	1,208,253
Consolidated Communications Holdings, Inc. *	28,849	124,628
Frontier Communications Parent, Inc. *	99,705	2,307,174
GCI Liberty, Inc. *(c)	35,715	0
Globalstar, Inc. *	393,479	507,588
Gogo, Inc. *	27,853	252,348
IDT Corp., Class B	8,928	317,301
Iridium Communications, Inc.	59,821	1,841,889
Liberty Global Ltd., Class C *	166,066	2,718,500
Liberty Latin America Ltd., Class C *	78,742	593,715
Lumen Technologies, Inc. *	466,434	555,056
NII Holdings, Inc. Escrow *(c)	28,127	16,876
Ooma, Inc. *	9,711	68,560
Shenandoah Telecommunications Co.	21,835	279,925
Spok Holdings, Inc.	9,849	152,167
SurgePays, Inc. *	2,477	9,016
Telephone & Data Systems, Inc.	46,178	722,686
T-Mobile U.S., Inc.	236,794	38,874,471
U.S. Cellular Corp. *	5,896	214,379
Verizon Communications, Inc.	1,912,374	75,519,649
		181,852,653

Transportation 1.7%
Air Transport Services Group, Inc. *	23,833	305,539
Alaska Air Group, Inc. *	57,126	2,457,561
Allegiant Travel Co.	6,715	366,370
American Airlines Group, Inc. *	298,086	4,027,142
ArcBest Corp.	10,461	1,160,230
Avis Budget Group, Inc.	8,421	803,784
Blade Air Mobility, Inc. *	26,008	82,966
CH Robinson Worldwide, Inc.	52,132	3,701,372
Covenant Logistics Group, Inc., Class A	3,394	153,375
CSX Corp.	899,474	29,880,526
Delta Air Lines, Inc.	290,627	14,551,694
Expeditors International of Washington, Inc.	65,856	7,330,431
FedEx Corp.	104,452	27,343,445
Forward Air Corp.	16,471	362,691
Frontier Group Holdings, Inc. *	16,091	97,190
FTAI Infrastructure, Inc.	43,117	312,167
Genco Shipping & Trading Ltd.	21,083	449,911
GXO Logistics, Inc. *	55,079	2,735,223
Hawaiian Holdings, Inc. *	23,476	298,145
Heartland Express, Inc.	26,008	258,520
Hertz Global Holdings, Inc. *	58,859	267,808
Hub Group, Inc., Class A	27,438	1,103,556
JB Hunt Transport Services, Inc.	37,219	6,050,693
JetBlue Airways Corp. *	159,399	905,386
Joby Aviation, Inc. *(a)	176,913	893,411
Kirby Corp. *	26,767	2,921,083
SECURITY	NUMBER OF SHARES	VALUE ($)
Knight-Swift Transportation Holdings, Inc.	72,797	3,365,405
Landstar System, Inc.	16,229	2,830,500
Lyft, Inc., Class A *	157,186	2,458,389
Marten Transport Ltd.	24,450	413,694
Matson, Inc.	15,481	1,668,542
Mesa Air Group, Inc. *	12,880	11,745
Norfolk Southern Corp.	102,798	23,676,435
Old Dominion Freight Line, Inc.	81,290	14,771,206
PAM Transportation Services, Inc. *	3,071	52,606
Pangaea Logistics Solutions Ltd.	13,298	95,746
Radiant Logistics, Inc. *	16,850	83,239
RXO, Inc. *	54,429	1,029,252
Ryder System, Inc.	19,907	2,425,668
Saia, Inc. *	12,101	4,802,040
Schneider National, Inc., Class B	16,152	334,023
SkyWest, Inc. *	19,023	1,389,250
Southwest Airlines Co.	272,830	7,077,210
Spirit Airlines, Inc. (a)	47,850	168,911
Sun Country Airlines Holdings, Inc. *	20,591	274,066
Surf Air Mobility, Inc. *	48,023	21,466
Uber Technologies, Inc. *	936,047	62,031,835
U-Haul Holding Co. *	4,034	255,070
U-Haul Holding Co. - Non Voting	44,912	2,754,004
Union Pacific Corp.	277,366	65,780,121
United Airlines Holdings, Inc. *	147,914	7,611,654
United Parcel Service, Inc., Class B	329,201	48,550,563
Universal Logistics Holdings, Inc.	3,300	147,444
Werner Enterprises, Inc.	27,633	945,049
XPO, Inc. *	53,108	5,706,986
		369,552,338

Utilities 2.3%
AES Corp.	306,040	5,478,116
ALLETE, Inc.	26,534	1,571,343
Alliant Energy Corp.	116,028	5,778,194
Altus Power, Inc., Class A *	33,848	124,222
Ameren Corp.	119,235	8,807,889
American Electric Power Co., Inc.	239,618	20,614,337
American States Water Co.	16,953	1,200,950
American Water Works Co., Inc.	88,888	10,872,780
Artesian Resources Corp., Class A	5,123	179,203
Atmos Energy Corp.	69,022	8,137,694
Avangrid, Inc.	33,121	1,209,910
Avista Corp.	35,541	1,278,765
Black Hills Corp.	30,477	1,673,187
Cadiz, Inc. *	22,878	52,162
California Water Service Group	26,419	1,297,701
CenterPoint Energy, Inc.	287,421	8,375,448
Chesapeake Utilities Corp.	11,401	1,207,024
Clearway Energy, Inc., Class C	49,671	1,161,308
CMS Energy Corp.	134,794	8,169,864
Consolidated Edison, Inc.	156,924	14,813,626
Consolidated Water Co. Ltd.	7,055	179,550
Constellation Energy Corp.	145,399	27,035,490
Dominion Energy, Inc.	379,611	19,352,569
DTE Energy Co.	93,234	10,285,575
Duke Energy Corp.	350,914	34,480,810
Edison International	175,027	12,437,419
Entergy Corp.	95,663	10,204,372
Essential Utilities, Inc.	114,012	4,170,559
Evergy, Inc.	104,513	5,481,707
Eversource Energy	159,616	9,675,922
Exelon Corp.	453,850	17,055,683
FirstEnergy Corp.	234,611	8,994,986
Genie Energy Ltd., Class B	9,550	146,019
Global Water Resources, Inc.	4,694	57,455
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hawaiian Electric Industries, Inc.	54,493	536,756
IDACORP, Inc.	22,760	2,157,193
MGE Energy, Inc.	15,717	1,230,955
Middlesex Water Co.	7,892	400,282
Montauk Renewables, Inc. *	25,936	93,370
National Fuel Gas Co.	40,811	2,167,064
New Jersey Resources Corp.	43,656	1,907,331
NextEra Energy, Inc.	933,305	62,503,436
NiSource, Inc.	186,681	5,200,933
Northwest Natural Holding Co.	17,565	670,105
Northwestern Energy Group, Inc.	27,838	1,404,149
NRG Energy, Inc.	102,774	7,468,587
OGE Energy Corp.	89,795	3,111,397
ONE Gas, Inc.	25,379	1,637,453
Ormat Technologies, Inc.	23,704	1,513,026
Otter Tail Corp.	19,170	1,636,351
PG&E Corp.	968,912	16,578,084
Pinnacle West Capital Corp.	51,371	3,783,474
PNM Resources, Inc.	40,149	1,487,922
Portland General Electric Co.	44,770	1,935,407
PPL Corp.	332,815	9,139,100
Public Service Enterprise Group, Inc.	226,755	15,664,235
Pure Cycle Corp. *	8,445	80,565
RGC Resources, Inc.	3,883	80,067
Sempra	285,648	20,460,966
SJW Group	12,159	662,058
Southern Co.	496,408	36,485,988
Southwest Gas Holdings, Inc.	27,936	2,084,584
Spire, Inc.	24,005	1,483,269
Spruce Power Holding Corp. *	8,683	38,553
Sunnova Energy International, Inc. *	50,407	212,213
UGI Corp.	96,071	2,455,575
Unitil Corp.	7,063	359,789
Via Renewables, Inc., Class A *	1,312	14,288
Vistra Corp.	152,628	11,575,307
WEC Energy Group, Inc.	143,364	11,847,601
Xcel Energy, Inc.	251,864	13,532,653
York Water Co.	6,196	220,020
		505,381,945
Total Common Stocks (Cost $10,711,489,238)		22,150,964,356

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	5,747	15,054
Cartesian Therapeutics, Inc. CVR *(c)	59,796	10,763
Frequency Therapeutics, Inc. CVR *(c)	23,364	15,888
F-star Therapeutics, Inc. Agonist CVR *(c)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(c)	975	421
IMARA, Inc. CVR *(c)	11,519	4,391
Magenta Therapeutics, Inc. CVR *(c)	27,369	1,341
SECURITY	NUMBER OF SHARES	VALUE ($)
Miromatrix Medical, Inc. CVR *(c)	11,036	1,545
Pardes Biosciences, Inc. CVR *(c)	19,235	577
Satsuma Pharmaceuticals, Inc. CVR *(c)	5,234	995
Sesen Bio CVR *(c)	67,895	0
Surface Oncology, Inc. CVR *(c)	44,721	3,275
Zynerba Pharmaceuticals, Inc. CVR *(c)	37,596	7,297
		61,968
Total Rights (Cost $33,224)		61,968

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (e)(f)	27,953,654	27,953,654
Total Short-Term Investments (Cost $27,953,654)		27,953,654
Total Investments in Securities (Cost $10,739,476,116)		22,178,979,978

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/21/24	146	14,494,880	(275,390)
S&P 500 Index, e-mini, expires 06/21/24	316	80,058,600	(1,369,829)
			(1,645,219)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,777,722.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period April 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at April 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	($28,752 )	($189,786 )	$187,389	$—	—	$—
Tupperware Brands Corp.	—	—	—	—	(19,421)	21,006	19,817	—
						21,006

Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	—	—	—	—	(11,715)	14,582	12,463	—
Diversified Healthcare Trust	—	—	—	—	29,000	236,000	100,000	2,000
						250,582

Financial Services 0.2%
Charles Schwab Corp.	33,371,014	2,010,037	—	—	14,306,472	49,687,523	671,907	325,866

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	92,228	—	—	(10,687)	81,541	43,373	—

Transportation 0.0%
Daseke, Inc.	—	—	(158,132)	(15,671)	89,212	—	—	—
Total	$33,371,014	$2,102,265	($186,884 )	($205,457 )	$14,570,250	$50,040,652		$327,866
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,609,175,954	$—	$—	$15,609,175,954
Equity Real Estate Investment Trusts (REITs)	528,448,731	—	0 *	528,448,731
Health Care Equipment & Services	1,119,572,672	—	0 *	1,119,572,672
Materials	582,573,471	—	0 *	582,573,471
Pharmaceuticals, Biotechnology & Life Sciences	1,580,613,760	—	71,996	1,580,685,756
Software & Services	2,548,655,092	—	27	2,548,655,119
Telecommunication Services	181,835,777	—	16,876 *	181,852,653
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	61,968 *	61,968
Short-Term Investments[1]	27,953,654	—	—	27,953,654
Liabilities
Futures Contracts[2]	(1,645,219)	—	—	(1,645,219)
Total	$22,177,183,892	$—	$150,867	$22,177,334,759

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $26,695,864) including securities on loan of $19,928		$50,040,652
Investments in securities, at value - unaffiliated issuers (cost $10,712,780,252) including securities on loan of $25,757,794		22,128,939,326
Cash		81,693,041
Deposit with broker for futures contracts		5,151,700
Receivables:
Dividends		12,579,901
Fund shares sold		9,114,937
Income from securities on loan	+	192,703
Total assets		22,287,712,260

Liabilities
Collateral held for securities on loan		27,953,654
Payables:
Fund shares redeemed		8,221,779
Variation margin on futures contracts		1,566,949
Investment adviser fees		554,931
Investments bought	+	211,008
Total liabilities		38,508,321
Net assets		$22,249,203,939

Net Assets by Source
Capital received from investors		$11,046,644,124
Total distributable earnings	+	11,202,559,815
Net assets		$22,249,203,939

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$22,249,203,939		261,210,752		$85.18

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $52,731)		$160,761,896
Other interest		1,405,118
Dividends received from securities - affiliated issuers		327,866
Securities on loan, net	+	1,089,144
Total investment income		163,584,024

Expenses
Investment adviser fees		3,163,690
Total expenses	–	3,163,690
Net investment income		160,420,334

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(205,457)
Net realized losses on sales of securities - unaffiliated issuers		(51,182,999)
Net realized gains on futures contracts	+	16,256,342
Net realized losses		(35,132,114)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		14,570,250
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		3,666,815,221
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,152,367
Net change in unrealized appreciation (depreciation)	+	3,682,537,838
Net realized and unrealized gains		3,647,405,724
Increase in net assets resulting from operations		$3,807,826,058
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$160,420,334	$277,537,921
Net realized losses		(35,132,114)	(119,476,059)
Net change in unrealized appreciation (depreciation)	+	3,682,537,838	1,187,203,918
Increase in net assets resulting from operations		$3,807,826,058	$1,345,265,780

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($286,776,664 )	($253,821,250 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,911,200	$1,883,414,775	34,717,416	$2,458,225,307
Shares reinvested		3,034,125	235,903,167	2,670,248	178,132,255
Shares redeemed	+	(14,244,468)	(1,178,070,156)	(28,004,932)	(1,987,092,998)
Net transactions in fund shares		11,700,857	$941,247,786	9,382,732	$649,264,564

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		249,509,895	$17,786,906,759	240,127,163	$16,046,197,665
Total increase	+	11,700,857	4,462,297,180	9,382,732	1,740,709,094
End of period		261,210,752	$22,249,203,939	249,509,895	$17,786,906,759
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$77.88	$66.09	$89.23	$62.76	$49.06	$42.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.67	0.64	0.56	0.55	0.57
Net realized and unrealized gains (losses)	17.94	11.71	(22.20)	26.39	13.65	6.52
Total from investment operations	18.30	12.38	(21.56)	26.95	14.20	7.09
Less distributions:
Distributions from net investment income	(0.60)	(0.59)	(0.51)	(0.48)	(0.50)	(0.40)
Distributions from net realized gains	—	—	(1.07)	—	—	—
Total distributions	(0.60)	(0.59)	(1.58)	(0.48)	(0.50)	(0.40)
Net asset value at end of period	$95.58	$77.88	$66.09	$89.23	$62.76	$49.06
Total return	23.58%[2]	18.89%	(24.63%)	43.14%	29.16%	17.04%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%[3]	0.035%	0.035%[4]	0.035%	0.035%	0.035%[5]
Net investment income (loss)	0.79%[3]	0.91%	0.86%	0.73%	0.97%	1.27%
Portfolio turnover rate	2%[2]	20%[6]	18%	18%	41%	46%
Net assets, end of period (x 1,000,000)	$2,203	$1,352	$929	$881	$487	$166

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.0005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended October 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.0%
Tesla, Inc. *	240,424	44,064,911

Banks 0.1%
First Citizens BancShares, Inc., Class A	108	182,170
NU Holdings Ltd., Class A *	139,350	1,513,341
		1,695,511

Capital Goods 2.8%
A O Smith Corp.	1,120	92,781
Advanced Drainage Systems, Inc.	5,803	911,071
Allegion PLC	7,026	854,081
Allison Transmission Holdings, Inc.	823	60,532
Armstrong World Industries, Inc.	1,084	124,530
Axon Enterprise, Inc. *	6,131	1,923,049
Boeing Co. *	6,678	1,120,836
BWX Technologies, Inc.	1,314	125,842
Caterpillar, Inc.	33,342	11,155,233
ChargePoint Holdings, Inc. *(a)	29,560	39,315
Deere & Co.	20,987	8,214,522
Donaldson Co., Inc.	4,211	304,034
EMCOR Group, Inc.	1,402	500,752
Fastenal Co.	37,380	2,539,597
Ferguson PLC	1,006	211,159
Graco, Inc.	6,019	482,724
HEICO Corp.	8,631	1,790,069
Honeywell International, Inc.	7,497	1,444,897
Hubbell, Inc., Class B	2,134	790,690
IDEX Corp.	498	109,789
Illinois Tool Works, Inc.	21,215	5,178,794
Lincoln Electric Holdings, Inc.	4,532	994,910
Lockheed Martin Corp.	18,813	8,746,728
Northrop Grumman Corp.	704	341,461
Otis Worldwide Corp.	2,160	196,992
Quanta Services, Inc.	3,287	849,887
Rockwell Automation, Inc.	9,972	2,702,013
SiteOne Landscape Supply, Inc. *	1,252	196,426
Spirit AeroSystems Holdings, Inc., Class A *	1,211	38,752
Toro Co.	8,945	783,493
Trane Technologies PLC	5,872	1,863,420
TransDigm Group, Inc.	783	977,207
Trex Co., Inc. *	9,448	836,620
United Rentals, Inc.	1,219	814,280
Valmont Industries, Inc.	94	19,251
Vertiv Holdings Co., Class A	2,198	204,414
Watsco, Inc.	744	333,104
WillScot Mobile Mini Holdings Corp. *	3,955	146,177
WW Grainger, Inc.	3,846	3,543,512
Xylem, Inc.	2,492	325,704
		61,888,648

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.7%
Automatic Data Processing, Inc.	30,899	7,474,159
Booz Allen Hamilton Holding Corp., Class A	11,234	1,658,925
Broadridge Financial Solutions, Inc.	8,522	1,648,240
Cintas Corp.	6,740	4,437,212
Copart, Inc. *	75,122	4,079,876
Dayforce, Inc. *	1,112	68,243
Equifax, Inc.	7,321	1,612,011
FTI Consulting, Inc. *	526	112,475
Genpact Ltd.	3,886	119,456
KBR, Inc.	4,274	277,553
MSA Safety, Inc.	529	95,432
Paychex, Inc.	27,959	3,321,809
Paycom Software, Inc.	4,487	843,466
Paycor HCM, Inc. *	2,666	46,308
Paylocity Holding Corp. *	3,669	569,282
RB Global, Inc.	12,146	869,411
Rollins, Inc.	21,997	980,186
Tetra Tech, Inc.	802	156,165
Verisk Analytics, Inc., Class A	12,433	2,709,897
Waste Management, Inc.	31,847	6,624,813
		37,704,919

Consumer Discretionary Distribution & Retail 9.5%
Amazon.com, Inc. *	784,376	137,265,800
AutoZone, Inc. *	1,255	3,710,282
Best Buy Co., Inc.	2,173	160,020
Burlington Stores, Inc. *	5,654	1,017,381
CarMax, Inc. *	743	50,502
Coupang, Inc., Class A *	95,112	2,140,020
Dick's Sporting Goods, Inc.	373	74,951
eBay, Inc.	3,221	166,010
Etsy, Inc. *	5,893	404,672
Five Below, Inc. *	4,727	691,749
Floor & Decor Holdings, Inc., Class A *	9,056	999,148
Home Depot, Inc.	87,181	29,137,634
Lowe's Cos., Inc.	36,891	8,410,779
Murphy USA, Inc.	1,610	666,250
Ollie's Bargain Outlet Holdings, Inc. *	1,756	128,434
O'Reilly Automotive, Inc. *	4,372	4,429,973
Pool Corp.	3,374	1,223,176
RH *	221	54,598
Ross Stores, Inc.	26,831	3,475,956
TJX Cos., Inc.	99,399	9,352,452
Tractor Supply Co.	9,378	2,560,944
Ulta Beauty, Inc. *	4,228	1,711,664
Valvoline, Inc. *	3,037	129,133
Victoria's Secret & Co. *	2,998	52,825
Wayfair, Inc., Class A *	2,543	127,531
Williams-Sonoma, Inc.	743	213,078
		208,354,962

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.5%
Birkenstock Holding PLC *	709	31,742
Brunswick Corp.	393	31,692
Crocs, Inc. *	5,229	650,331
Deckers Outdoor Corp. *	2,220	1,817,003
Lululemon Athletica, Inc. *	9,677	3,489,526
NIKE, Inc., Class B	54,562	5,033,890
NVR, Inc. *	23	171,094
Peloton Interactive, Inc., Class A *	28,105	87,407
Polaris, Inc.	403	34,319
Skechers USA, Inc., Class A *	846	55,878
Tapestry, Inc.	1,094	43,672
Tempur Sealy International, Inc.	2,793	139,818
TopBuild Corp. *	176	71,222
YETI Holdings, Inc. *	7,549	269,650
		11,927,244

Consumer Services 2.9%
Airbnb, Inc., Class A *	36,096	5,723,743
Booking Holdings, Inc.	3,041	10,497,623
Bright Horizons Family Solutions, Inc. *	589	61,085
Caesars Entertainment, Inc. *	7,255	259,874
Cava Group, Inc. *	3,278	235,819
Chipotle Mexican Grill, Inc., Class A *	2,392	7,557,763
Choice Hotels International, Inc.	2,578	304,874
Churchill Downs, Inc.	6,126	790,254
Darden Restaurants, Inc.	4,844	743,118
Domino's Pizza, Inc.	3,043	1,610,569
DoorDash, Inc., Class A *	21,128	2,731,005
DraftKings, Inc., Class A *	36,430	1,514,031
Expedia Group, Inc. *	8,475	1,140,989
Grand Canyon Education, Inc. *	710	92,314
H&R Block, Inc.	8,133	384,122
Hilton Worldwide Holdings, Inc.	9,932	1,959,385
Las Vegas Sands Corp.	29,947	1,328,449
Marriott International, Inc., Class A	20,915	4,938,659
McDonald's Corp.	26,308	7,183,136
Norwegian Cruise Line Holdings Ltd. *	8,600	162,712
Planet Fitness, Inc., Class A *	3,504	209,680
Royal Caribbean Cruises Ltd. *	6,146	858,166
Service Corp. International	4,531	324,918
Starbucks Corp.	96,843	8,569,637
Texas Roadhouse, Inc., Class A	5,781	929,469
Travel & Leisure Co.	2,721	118,472
Vail Resorts, Inc.	298	56,432
Wendy's Co.	14,417	288,196
Wingstop, Inc.	2,573	990,065
Wyndham Hotels & Resorts, Inc.	396	29,110
Wynn Resorts Ltd.	543	49,766
Yum! Brands, Inc.	21,502	3,037,158
		64,680,593

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	3,424	69,850
BJ's Wholesale Club Holdings, Inc. *	3,991	298,048
Casey's General Stores, Inc.	488	155,955
Costco Wholesale Corp.	38,625	27,922,012
Dollar General Corp.	19,087	2,656,720
Maplebear, Inc. *	1,387	47,338
Performance Food Group Co. *	6,154	417,733
Sysco Corp.	43,227	3,212,631
Target Corp.	40,159	6,464,796
		41,245,083

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 0.5%
Antero Midstream Corp.	9,375	129,750
APA Corp.	23,223	730,131
Cheniere Energy, Inc.	20,875	3,294,493
Halliburton Co.	15,666	587,005
Hess Corp.	13,556	2,134,934
New Fortress Energy, Inc.	5,741	150,414
ONEOK, Inc.	2,639	208,798
Ovintiv, Inc.	9,928	509,505
Targa Resources Corp.	19,197	2,189,610
Texas Pacific Land Corp.	1,613	929,572
		10,864,212

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.	40,516	6,950,925
Crown Castle, Inc.	4,025	377,465
Equinix, Inc.	4,078	2,899,907
Equity LifeStyle Properties, Inc.	5,033	303,440
Iron Mountain, Inc.	12,400	961,248
Lamar Advertising Co., Class A	5,758	667,064
Public Storage	7,920	2,054,844
SBA Communications Corp., Class A	976	181,653
Simon Property Group, Inc.	6,123	860,465
Sun Communities, Inc.	2,257	251,249
UDR, Inc.	1,743	66,373
		15,574,633

Financial Services 5.4%
American Express Co.	16,610	3,887,238
Ameriprise Financial, Inc.	8,738	3,598,221
Apollo Global Management, Inc.	45,449	4,925,763
ARES Management Corp., Class A	14,497	1,929,406
Blackstone, Inc.	62,051	7,235,767
Block, Inc. *	17,889	1,305,897
Blue Owl Capital, Inc., Class A	5,989	113,132
Corpay, Inc. *	5,669	1,712,832
Equitable Holdings, Inc.	29,152	1,076,000
Euronet Worldwide, Inc. *	1,907	195,811
FactSet Research Systems, Inc.	3,333	1,389,494
Fiserv, Inc. *	14,271	2,178,754
Houlihan Lokey, Inc., Class A	320	40,797
Jack Henry & Associates, Inc.	2,066	336,118
KKR & Co., Inc.	14,353	1,335,834
LPL Financial Holdings, Inc.	6,557	1,764,685
MarketAxess Holdings, Inc.	3,204	641,088
Mastercard, Inc., Class A	72,402	32,667,782
Moody's Corp.	12,621	4,673,935
Morningstar, Inc.	2,211	624,939
MSCI, Inc., Class A	3,341	1,556,204
PayPal Holdings, Inc. *	85,029	5,775,170
Rocket Cos., Inc., Class A *	3,691	45,325
S&P Global, Inc.	2,296	954,746
Shift4 Payments, Inc., Class A *	4,593	265,751
SLM Corp.	7,231	153,225
Toast, Inc., Class A *	32,004	756,255
TPG, Inc.	1,932	83,269
Tradeweb Markets, Inc., Class A	3,495	355,476
UWM Holdings Corp.	2,410	15,183
Visa, Inc., Class A	139,101	37,363,920
Western Union Co.	4,639	62,348
WEX, Inc. *	1,658	350,269
XP, Inc., Class A	2,624	53,713
		119,424,347

See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 1.5%
Boston Beer Co., Inc., Class A *	768	213,819
Brown-Forman Corp., Class B	15,782	755,169
Celsius Holdings, Inc. *	12,465	888,380
Coca-Cola Co.	168,688	10,419,858
Constellation Brands, Inc., Class A	1,424	360,927
Freshpet, Inc. *	1,002	106,282
Hershey Co.	9,632	1,867,837
Lamb Weston Holdings, Inc.	11,884	990,413
Monster Beverage Corp. *	64,904	3,469,119
PepsiCo, Inc.	83,041	14,607,742
		33,679,546

Health Care Equipment & Services 3.9%
Abbott Laboratories	9,545	1,011,484
agilon health, Inc. *	23,427	128,849
Align Technology, Inc. *	6,665	1,882,063
Cardinal Health, Inc.	10,967	1,130,040
Cencora, Inc.	14,670	3,506,863
Certara, Inc. *	4,131	70,681
Chemed Corp.	904	513,472
Cigna Group	1,867	666,594
DaVita, Inc. *	4,624	642,782
Dexcom, Inc. *	33,711	4,294,444
Doximity, Inc., Class A *	4,526	109,937
Edwards Lifesciences Corp. *	52,415	4,437,978
Elevance Health, Inc.	2,736	1,446,195
Encompass Health Corp.	536	44,692
GE HealthCare Technologies, Inc.	2,692	205,238
Globus Medical, Inc., Class A *	2,914	145,088
HCA Healthcare, Inc.	3,575	1,107,606
Humana, Inc.	4,631	1,398,979
IDEXX Laboratories, Inc. *	7,171	3,533,582
Inspire Medical Systems, Inc. *	2,536	612,850
Insulet Corp. *	6,001	1,031,812
Intuitive Surgical, Inc. *	30,444	11,283,155
Masimo Corp. *	3,723	500,408
McKesson Corp.	4,426	2,377,691
Molina Healthcare, Inc. *	2,742	938,038
Novocure Ltd. *	9,305	113,893
Penumbra, Inc. *	3,174	623,596
ResMed, Inc.	12,632	2,703,122
Shockwave Medical, Inc. *	3,178	1,049,344
Stryker Corp.	7,893	2,655,994
Tandem Diabetes Care, Inc. *	808	29,646
UnitedHealth Group, Inc.	68,136	32,957,383
Veeva Systems, Inc., Class A *	12,618	2,505,430
		85,658,929

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	19,015	2,051,528
Clorox Co.	10,766	1,591,968
Estee Lauder Cos., Inc., Class A	6,323	927,647
Kenvue, Inc.	51,067	961,081
Kimberly-Clark Corp.	27,582	3,765,771
Procter & Gamble Co.	38,704	6,316,493
		15,614,488

Insurance 0.8%
Arch Capital Group Ltd. *	4,361	407,928
Arthur J Gallagher & Co.	1,064	249,710
Brighthouse Financial, Inc. *	635	30,639
Brown & Brown, Inc.	8,046	656,071
Everest Group Ltd.	500	183,205
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinsale Capital Group, Inc.	1,900	690,175
Lincoln National Corp.	1,436	39,160
Marsh & McLennan Cos., Inc.	34,642	6,908,654
Primerica, Inc.	1,905	403,593
Progressive Corp.	38,169	7,948,694
RenaissanceRe Holdings Ltd.	1,200	263,100
RLI Corp.	747	105,589
Ryan Specialty Holdings, Inc., Class A	8,249	407,006
Willis Towers Watson PLC	1,117	280,523
		18,574,047

Materials 0.7%
Ardagh Metal Packaging SA	12,258	48,419
Avery Dennison Corp.	2,276	494,529
Axalta Coating Systems Ltd. *	1,772	55,712
Eagle Materials, Inc.	1,971	494,150
Ecolab, Inc.	16,846	3,809,723
FMC Corp.	1,610	95,006
Ginkgo Bioworks Holdings, Inc. *(a)	10,975	9,780
Graphic Packaging Holding Co.	13,794	356,575
Linde PLC	3,984	1,756,785
PPG Industries, Inc.	5,169	666,801
RPM International, Inc.	2,096	224,083
Scotts Miracle-Gro Co.	3,619	248,046
Sealed Air Corp.	6,879	216,551
Sherwin-Williams Co.	17,276	5,176,062
Southern Copper Corp.	7,438	867,792
Vulcan Materials Co.	2,572	662,624
		15,182,638

Media & Entertainment 12.4%
Alphabet, Inc., Class A *	517,129	84,178,258
Alphabet, Inc., Class C *	436,695	71,897,465
Cable One, Inc.	58	22,843
Charter Communications, Inc., Class A *	8,793	2,250,480
Liberty Broadband Corp., Class C *	2,441	121,391
Live Nation Entertainment, Inc. *	3,118	277,221
Match Group, Inc. *	21,685	668,332
Meta Platforms, Inc., Class A	192,792	82,933,335
Netflix, Inc. *	37,215	20,492,067
Nexstar Media Group, Inc., Class A	997	159,580
Pinterest, Inc., Class A *	51,167	1,711,536
Playtika Holding Corp.	2,699	19,568
ROBLOX Corp., Class A *	41,150	1,463,294
Roku, Inc. *	1,345	77,553
Spotify Technology SA *	12,261	3,438,475
TKO Group Holdings, Inc.	5,439	514,910
Trade Desk, Inc., Class A *	38,401	3,181,523
ZoomInfo Technologies, Inc., Class A *	13,945	221,168
		273,628,999

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
10X Genomics, Inc., Class A *	8,006	234,416
AbbVie, Inc.	153,784	25,011,430
Agilent Technologies, Inc.	20,636	2,827,957
Alnylam Pharmaceuticals, Inc. *	8,735	1,257,403
Amgen, Inc.	31,647	8,669,379
Apellis Pharmaceuticals, Inc. *	8,780	387,988
BioMarin Pharmaceutical, Inc. *	1,873	151,263
Bio-Techne Corp.	12,745	805,611
Bruker Corp.	8,701	678,765
Eli Lilly & Co.	73,756	57,610,812
Exact Sciences Corp. *	5,321	315,801
Exelixis, Inc. *	20,073	470,913
ICON PLC, ADR *	1,040	309,795
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Illumina, Inc. *	4,044	497,614
Incyte Corp. *	12,002	624,704
Ionis Pharmaceuticals, Inc. *	10,522	434,138
IQVIA Holdings, Inc. *	14,659	3,397,516
Jazz Pharmaceuticals PLC *	2,641	292,491
Maravai LifeSciences Holdings, Inc., Class A *	5,354	43,903
Medpace Holdings, Inc. *	2,034	789,904
Merck & Co., Inc.	40,640	5,251,501
Mettler-Toledo International, Inc. *	1,860	2,287,242
Natera, Inc. *	9,434	876,230
Neurocrine Biosciences, Inc. *	8,467	1,164,551
Regeneron Pharmaceuticals, Inc. *	633	563,788
Repligen Corp. *	2,158	354,344
Roivant Sciences Ltd. *	29,714	323,883
Sarepta Therapeutics, Inc. *	7,821	990,608
Sotera Health Co. *	8,094	90,653
Thermo Fisher Scientific, Inc.	20,711	11,778,760
Ultragenyx Pharmaceutical, Inc. *	6,913	294,079
Vertex Pharmaceuticals, Inc. *	20,554	8,073,817
Waters Corp. *	5,107	1,578,267
West Pharmaceutical Services, Inc.	6,449	2,305,388
Zoetis, Inc.	40,309	6,418,805
		147,163,719

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	15,209	1,392,080

Semiconductors & Semiconductor Equipment 13.6%
Advanced Micro Devices, Inc. *	79,484	12,588,676
Allegro MicroSystems, Inc. *	6,799	201,862
Applied Materials, Inc.	61,598	12,236,443
Broadcom, Inc.	37,578	48,861,546
Enphase Energy, Inc. *	11,567	1,258,027
Entegris, Inc.	757	100,620
KLA Corp.	11,799	8,132,933
Lam Research Corp.	10,872	9,724,026
Lattice Semiconductor Corp. *	11,898	816,203
Microchip Technology, Inc.	32,976	3,033,133
Monolithic Power Systems, Inc.	4,007	2,682,005
NVIDIA Corp.	206,909	178,773,514
QUALCOMM, Inc.	84,671	14,042,685
Teradyne, Inc.	11,257	1,309,414
Texas Instruments, Inc.	32,389	5,714,067
Universal Display Corp.	1,845	291,473
		299,766,627

Software & Services 19.1%
Accenture PLC, Class A	55,096	16,578,937
Adobe, Inc. *	39,353	18,213,749
ANSYS, Inc. *	6,244	2,028,551
AppLovin Corp., Class A *	4,627	326,527
Atlassian Corp., Class A *	13,499	2,325,878
Autodesk, Inc. *	18,695	3,979,231
Bentley Systems, Inc., Class B	15,801	830,027
Cadence Design Systems, Inc. *	23,555	6,492,465
Cloudflare, Inc., Class A *	25,654	2,242,160
Confluent, Inc., Class A *	16,729	470,419
Crowdstrike Holdings, Inc., Class A *	18,590	5,438,319
Datadog, Inc., Class A *	24,239	3,041,994
DocuSign, Inc., Class A *	17,637	998,254
DoubleVerify Holdings, Inc. *	12,480	365,664
Dropbox, Inc., Class A *	19,632	454,677
Dynatrace, Inc. *	22,529	1,020,789
Elastic NV *	6,971	712,576
SECURITY	NUMBER OF SHARES	VALUE ($)
EPAM Systems, Inc. *	4,852	1,141,481
Fair Isaac Corp. *	2,116	2,398,126
Five9, Inc. *	6,274	361,194
Fortinet, Inc. *	56,164	3,548,441
Gartner, Inc. *	6,591	2,719,381
Gen Digital, Inc.	7,331	147,646
Gitlab, Inc., Class A *	8,003	419,917
Globant SA *	3,588	640,781
GoDaddy, Inc., Class A *	7,505	918,462
HashiCorp, Inc., Class A *	5,952	193,202
HubSpot, Inc. *	4,036	2,441,255
Informatica, Inc., Class A *	582	18,025
Intuit, Inc.	23,798	14,888,505
Manhattan Associates, Inc. *	5,384	1,109,427
Microsoft Corp.	648,190	252,359,813
MongoDB, Inc., Class A *	5,881	2,147,624
nCino, Inc. *	546	15,921
Nutanix, Inc., Class A *	5,145	312,301
Okta, Inc. *	842	78,289
Oracle Corp.	55,305	6,290,944
Palantir Technologies, Inc., Class A *	167,451	3,678,898
Palo Alto Networks, Inc. *	26,604	7,738,838
Pegasystems, Inc.	3,617	214,922
Procore Technologies, Inc. *	6,957	475,998
PTC, Inc. *	5,251	931,737
RingCentral, Inc., Class A *	7,290	215,930
Salesforce, Inc.	61,518	16,544,651
SentinelOne, Inc., Class A *	2,997	63,327
ServiceNow, Inc. *	17,749	12,305,914
Smartsheet, Inc., Class A *	11,073	418,892
Snowflake, Inc., Class A *	27,415	4,254,808
Synopsys, Inc. *	13,245	7,027,665
Teradata Corp. *	8,411	312,048
Twilio, Inc., Class A *	2,535	151,796
Tyler Technologies, Inc. *	2,752	1,270,186
UiPath, Inc., Class A *	25,591	485,461
Unity Software, Inc. *	10,288	249,690
VeriSign, Inc. *	453	76,774
Workday, Inc., Class A *	17,488	4,279,838
Zscaler, Inc. *	7,681	1,328,352
		419,696,677

Technology Hardware & Equipment 10.7%
Amphenol Corp., Class A	25,734	3,107,895
Apple, Inc.	1,270,055	216,328,468
Arista Networks, Inc. *	21,870	5,610,967
CDW Corp.	11,146	2,695,772
HP, Inc.	15,678	440,395
Jabil, Inc.	6,842	802,977
Keysight Technologies, Inc. *	3,966	586,730
Motorola Solutions, Inc.	13,261	4,497,468
NetApp, Inc.	7,163	732,130
Pure Storage, Inc., Class A *	20,034	1,009,714
Ubiquiti, Inc.	331	35,609
Vontier Corp.	4,574	185,842
Zebra Technologies Corp., Class A *	785	246,930
		236,280,897

Telecommunication Services 0.0%
Iridium Communications, Inc.	10,141	312,241

Transportation 1.2%
American Airlines Group, Inc. *	21,273	287,398
Avis Budget Group, Inc.	583	55,647
CH Robinson Worldwide, Inc.	7,792	553,232
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CSX Corp.	19,223	638,588
Delta Air Lines, Inc.	2,791	139,746
Expeditors International of Washington, Inc.	1,681	187,112
JB Hunt Transport Services, Inc.	1,409	229,061
Landstar System, Inc.	2,449	427,130
Lyft, Inc., Class A *	30,328	474,330
Old Dominion Freight Line, Inc.	15,996	2,906,633
Saia, Inc. *	261	103,573
Uber Technologies, Inc. *	171,479	11,363,913
U-Haul Holding Co. *	474	29,971
U-Haul Holding Co. - Non Voting	2,998	183,838
Union Pacific Corp.	22,752	5,395,864
United Parcel Service, Inc., Class B	17,442	2,572,346
		25,548,382

Utilities 0.1%
AES Corp.	35,382	633,338
Vistra Corp.	8,999	682,484
		1,315,822
Total Common Stocks (Cost $1,562,313,471)		2,191,240,155

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	9,300	3,002,412
Total Investment Companies (Cost $2,608,528)		3,002,412

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (b)	8,889,012	8,889,012
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (b)(c)	48,480	48,480
		8,937,492
Total Short-Term Investments (Cost $8,937,492)		8,937,492
Total Investments in Securities (Cost $1,573,859,491)		2,203,180,059

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	28	7,093,800	42,835

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $43,581.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,191,240,155	$—	$—	$2,191,240,155
Investment Companies[1]	3,002,412	—	—	3,002,412
Short-Term Investments[1]	8,937,492	—	—	8,937,492
Futures Contracts[2]	42,835	—	—	42,835
Total	$2,203,222,894	$—	$—	$2,203,222,894

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,573,859,491) including securities on loan of $43,581		$2,203,180,059
Deposit with broker for futures contracts		306,800
Receivables:
Fund shares sold		5,298,526
Dividends		765,209
Investments sold		229,894
Income from securities on loan	+	333
Total assets		2,209,780,821

Liabilities
Collateral held for securities on loan		48,480
Payables:
Investments bought		4,243,446
Fund shares redeemed		1,993,502
Variation margin on futures contracts		90,133
Investment adviser fees	+	63,612
Total liabilities		6,439,173
Net assets		$2,203,341,648

Net Assets by Source
Capital received from investors		$1,644,573,382
Total distributable earnings	+	558,768,266
Net assets		$2,203,341,648

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,203,341,648		23,051,681		$95.58

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,134)		$7,723,280
Other interest		13,854
Securities on loan, net	+	2,409
Total investment income		7,739,543

Expenses
Investment adviser fees		327,759
Total expenses	–	327,759
Net investment income		7,411,784

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		757,599
Net realized gains on futures contracts	+	1,291,058
Net realized gains		2,048,657
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		325,858,360
Net change in unrealized appreciation (depreciation) on futures contracts	+	119,989
Net change in unrealized appreciation (depreciation)	+	325,978,349
Net realized and unrealized gains		328,027,006
Increase in net assets resulting from operations		$335,438,790
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$7,411,784	$10,256,291
Net realized gains (losses)		2,048,657	(9,170,887)
Net change in unrealized appreciation (depreciation)	+	325,978,349	176,000,176
Increase in net assets resulting from operations		$335,438,790	$177,085,580

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,280,497 )	($8,433,385 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,060,372	$747,245,105	8,578,433	$642,610,935
Shares reinvested		109,605	9,527,758	108,233	7,134,711
Shares redeemed	+	(2,479,694)	(229,642,541)	(5,382,041)	(395,332,838)
Net transactions in fund shares		5,690,283	$527,130,322	3,304,625	$254,412,808

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,361,398	$1,352,053,033	14,056,773	$928,988,030
Total increase	+	5,690,283	851,288,615	3,304,625	423,065,003
End of period		23,051,681	$2,203,341,648	17,361,398	$1,352,053,033
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$46.50	$47.51	$53.65	$38.09	$43.06	$39.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.61	1.12	1.01	0.97	1.00	1.13
Net realized and unrealized gains (losses)	7.83	(1.04)	(4.60)	15.47	(4.07)	3.10
Total from investment operations	8.44	0.08	(3.59)	16.44	(3.07)	4.23
Less distributions:
Distributions from net investment income	(1.18)	(1.03)	(0.91)	(0.88)	(1.06)	(0.62)
Distributions from net realized gains	(0.14)	(0.06)	(1.64)	—	(0.84)	(0.06)
Total distributions	(1.32)	(1.09)	(2.55)	(0.88)	(1.90)	(0.68)
Net asset value at end of period	$53.62	$46.50	$47.51	$53.65	$38.09	$43.06
Total return	18.40%[2]	0.11%	(7.04%)	43.70%	(7.69%)	11.08%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%[3]	0.035%	0.035%[4]	0.035%	0.035%	0.035%[5]
Net investment income (loss)	2.36%[3]	2.31%	2.05%	1.97%	2.57%	2.79%
Portfolio turnover rate	8%[2]	42%[6]	15%[6]	20%	50%	22%
Net assets, end of period (x 1,000)	$697,666	$592,653	$647,796	$575,972	$331,322	$212,213

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.0005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended October 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv PLC *	8,982	637,722
BorgWarner, Inc.	7,784	255,082
Ford Motor Co.	130,186	1,581,760
General Motors Co.	38,209	1,701,447
Gentex Corp.	7,720	264,796
Harley-Davidson, Inc.	4,236	145,676
Lear Corp.	1,933	243,307
Lucid Group, Inc. *(a)	24,342	62,072
Phinia, Inc.	1,533	59,787
QuantumScape Corp., Class A *	11,470	62,167
Rivian Automotive, Inc., Class A *	22,453	199,832
Thor Industries, Inc.	1,701	169,113
		5,382,761

Banks 7.4%
Bank of America Corp.	228,679	8,463,410
Bank OZK	3,520	157,168
BOK Financial Corp.	926	82,164
Citigroup, Inc.	63,461	3,892,063
Citizens Financial Group, Inc.	15,451	527,034
Columbia Banking System, Inc.	6,929	130,334
Comerica, Inc.	4,366	219,042
Commerce Bancshares, Inc.	3,992	218,283
Cullen/Frost Bankers, Inc.	1,968	205,341
East West Bancorp, Inc.	4,639	345,559
Fifth Third Bancorp	22,501	820,386
First Citizens BancShares, Inc., Class A	321	541,450
First Hawaiian, Inc.	4,221	89,021
First Horizon Corp.	18,351	273,797
FNB Corp.	11,726	156,425
Huntington Bancshares, Inc.	47,747	643,152
JPMorgan Chase & Co.	95,794	18,367,541
KeyCorp	30,979	448,886
M&T Bank Corp.	5,485	791,979
New York Community Bancorp, Inc.	23,715	62,845
NU Holdings Ltd., Class A *	24,252	263,377
Pinnacle Financial Partners, Inc.	2,509	192,440
PNC Financial Services Group, Inc.	13,213	2,025,024
Popular, Inc.	2,351	199,811
Prosperity Bancshares, Inc.	2,914	180,581
Regions Financial Corp.	30,713	591,839
Synovus Financial Corp.	4,806	172,007
TFS Financial Corp.	1,685	20,237
Truist Financial Corp.	44,002	1,652,275
U.S. Bancorp	51,682	2,099,840
Webster Financial Corp.	5,700	249,831
Wells Fargo & Co.	119,506	7,089,096
Western Alliance Bancorp	3,605	204,872
Wintrust Financial Corp.	2,026	195,793
Zions Bancorp NA	4,863	198,313
		51,771,216

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 10.9%
3M Co.	18,244	1,760,728
A O Smith Corp.	3,574	296,070
Acuity Brands, Inc.	1,018	252,769
AECOM	4,481	413,865
AGCO Corp.	2,083	237,858
Air Lease Corp., Class A	3,455	173,579
Allegion PLC	233	28,323
Allison Transmission Holdings, Inc.	2,677	196,893
AMETEK, Inc.	7,631	1,332,830
Armstrong World Industries, Inc.	1,025	117,752
AZEK Co., Inc., Class A *	4,772	217,794
Boeing Co. *	16,215	2,721,526
Builders FirstSource, Inc. *	4,021	735,119
BWX Technologies, Inc.	2,501	239,521
Carlisle Cos., Inc.	1,607	623,918
Carrier Global Corp.	27,635	1,699,276
Caterpillar, Inc.	4,233	1,416,235
CNH Industrial NV *	32,442	369,839
Core & Main, Inc., Class A *	5,766	325,606
Crane Co.	1,595	223,316
Cummins, Inc.	4,519	1,276,572
Curtiss-Wright Corp.	1,266	320,830
Deere & Co.	557	218,015
Donaldson Co., Inc.	2,362	170,536
Dover Corp.	4,624	829,083
Eaton Corp. PLC	13,214	4,205,488
EMCOR Group, Inc.	1,002	357,884
Emerson Electric Co.	18,936	2,040,922
Esab Corp.	1,879	198,949
Fastenal Co.	4,736	321,764
Ferguson PLC	6,409	1,345,249
Flowserve Corp.	4,343	204,816
Fortive Corp.	11,713	881,638
Fortune Brands Innovations, Inc.	4,197	306,801
Gates Industrial Corp. PLC *	5,477	96,505
GE Vernova, Inc. *	9,002	1,383,697
Generac Holdings, Inc. *	1,985	269,881
General Dynamics Corp.	8,121	2,331,458
General Electric Co.	35,977	5,821,798
Graco, Inc.	3,263	261,693
Hayward Holdings, Inc. *	4,349	59,059
HEICO Corp.	361	74,871
Hexcel Corp.	2,816	180,815
Honeywell International, Inc.	19,244	3,708,896
Howmet Aerospace, Inc.	12,570	839,048
Hubbell, Inc., Class B	964	357,181
Huntington Ingalls Industries, Inc.	1,294	358,347
IDEX Corp.	2,308	508,822
Illinois Tool Works, Inc.	1,831	446,965
Ingersoll Rand, Inc.	13,433	1,253,568
ITT, Inc.	2,741	354,521
Johnson Controls International PLC	22,562	1,468,109
L3Harris Technologies, Inc.	6,279	1,344,020
Lennox International, Inc.	1,062	492,152
Lincoln Electric Holdings, Inc.	118	25,905
Masco Corp.	7,466	511,048
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MasTec, Inc. *	2,044	181,282
MDU Resources Group, Inc.	6,626	163,662
Mercury Systems, Inc. *	1,834	51,719
Middleby Corp. *	1,763	245,004
MSC Industrial Direct Co., Inc., Class A	1,548	141,240
Nordson Corp.	1,889	487,721
Northrop Grumman Corp.	4,425	2,146,258
nVent Electric PLC	5,434	391,628
Oshkosh Corp.	2,148	241,156
Otis Worldwide Corp.	12,913	1,177,666
Owens Corning	2,944	495,210
PACCAR, Inc.	17,006	1,804,507
Parker-Hannifin Corp.	4,239	2,309,874
Pentair PLC	5,458	431,673
Plug Power, Inc. *(a)	17,544	40,527
Quanta Services, Inc.	3,511	907,804
RBC Bearings, Inc. *	938	229,388
Regal Rexnord Corp.	2,199	354,853
RTX Corp.	47,722	4,844,737
Sensata Technologies Holding PLC	4,981	190,822
SiteOne Landscape Supply, Inc. *	990	155,321
Snap-on, Inc.	1,730	463,571
Spirit AeroSystems Holdings, Inc., Class A *	3,430	109,760
Stanley Black & Decker, Inc.	5,091	465,317
Sunrun, Inc. *	6,957	71,588
Textron, Inc.	6,504	550,173
Timken Co.	2,005	178,886
Trane Technologies PLC	5,325	1,689,836
TransDigm Group, Inc.	1,460	1,822,124
United Rentals, Inc.	1,781	1,189,690
Valmont Industries, Inc.	644	131,891
Vertiv Holdings Co., Class A	10,549	981,057
Watsco, Inc.	841	376,533
WESCO International, Inc.	1,470	224,543
Westinghouse Air Brake Technologies Corp.	5,913	952,466
WillScot Mobile Mini Holdings Corp. *	4,656	172,086
Woodward, Inc.	1,990	323,096
Xylem, Inc.	6,929	905,620
		75,810,012

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	1,942	469,750
Broadridge Financial Solutions, Inc.	635	122,815
CACI International, Inc., Class A *	729	293,226
Cintas Corp.	319	210,010
Clarivate PLC *	15,448	104,428
Clean Harbors, Inc. *	1,671	316,571
Concentrix Corp.	1,479	80,857
Dayforce, Inc. *	4,510	276,779
Driven Brands Holdings, Inc. *	1,939	27,786
Dun & Bradstreet Holdings, Inc.	9,178	83,520
Equifax, Inc.	1,248	274,797
FTI Consulting, Inc. *	895	191,378
Genpact Ltd.	4,348	133,658
Jacobs Solutions, Inc.	4,175	599,238
KBR, Inc.	2,803	182,027
Leidos Holdings, Inc.	4,516	633,233
ManpowerGroup, Inc.	1,591	120,041
MSA Safety, Inc.	1,007	181,663
Paycor HCM, Inc. *	1,135	19,715
RB Global, Inc.	1,436	102,789
Republic Services, Inc., Class A	6,855	1,314,103
Robert Half, Inc.	3,400	235,076
Science Applications International Corp.	1,719	221,235
SS&C Technologies Holdings, Inc.	7,229	447,403
Stericycle, Inc. *	3,020	135,085
Tetra Tech, Inc.	1,430	278,450
SECURITY	NUMBER OF SHARES	VALUE ($)
TransUnion	6,421	468,733
Veralto Corp.	7,289	682,833
Vestis Corp.	3,869	71,267
Waste Management, Inc.	1,363	283,531
		8,561,997

Consumer Discretionary Distribution & Retail 1.1%
Advance Auto Parts, Inc.	1,967	143,552
AutoNation, Inc. *	942	151,803
AutoZone, Inc. *	94	277,902
Bath & Body Works, Inc.	7,501	340,695
Best Buy Co., Inc.	5,505	405,388
CarMax, Inc. *	4,927	334,888
Dick's Sporting Goods, Inc.	1,730	347,626
eBay, Inc.	16,132	831,443
Etsy, Inc. *	1,735	119,142
GameStop Corp., Class A *(a)	9,014	99,965
Gap, Inc.	6,395	131,225
Genuine Parts Co.	4,652	731,341
Kohl's Corp.	3,606	86,328
Lithia Motors, Inc., Class A	899	228,688
LKQ Corp.	8,799	379,501
Lowe's Cos., Inc.	5,122	1,167,765
Macy's, Inc.	8,917	164,340
Murphy USA, Inc.	34	14,070
Nordstrom, Inc.	3,769	71,649
Ollie's Bargain Outlet Holdings, Inc. *	1,407	102,908
O'Reilly Automotive, Inc. *	298	301,951
Penske Automotive Group, Inc.	649	99,239
Petco Health & Wellness Co., Inc., Class A *	2,724	4,086
RH *	435	107,467
Ross Stores, Inc.	731	94,701
Valvoline, Inc. *	3,156	134,193
Victoria's Secret & Co. *	1,498	26,395
Wayfair, Inc., Class A *	1,791	89,819
Williams-Sonoma, Inc.	1,839	527,388
		7,515,458

Consumer Durables & Apparel 1.5%
Birkenstock Holding PLC *	591	26,459
Brunswick Corp.	2,093	168,779
Capri Holdings Ltd. *	3,742	132,766
Carter's, Inc.	1,198	81,955
Columbia Sportswear Co.	1,151	91,654
DR Horton, Inc.	10,041	1,430,742
Garmin Ltd.	5,095	736,075
Hasbro, Inc.	4,336	265,797
Leggett & Platt, Inc.	4,462	80,628
Lennar Corp., Class A	8,427	1,277,702
Mattel, Inc. *	11,680	213,978
Mohawk Industries, Inc. *	1,746	201,349
Newell Brands, Inc.	12,478	99,075
NIKE, Inc., Class B	18,206	1,679,685
NVR, Inc. *	88	654,619
Polaris, Inc.	1,616	137,618
PulteGroup, Inc.	7,102	791,305
PVH Corp.	1,962	213,466
Ralph Lauren Corp., Class A	1,308	214,041
Skechers USA, Inc., Class A *	4,096	270,541
Tapestry, Inc.	7,122	284,310
Tempur Sealy International, Inc.	4,397	220,114
Toll Brothers, Inc.	3,458	411,882
TopBuild Corp. *	978	395,767
Under Armour, Inc., Class A *	12,746	85,781
VF Corp.	11,508	143,390
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	1,788	169,610
		10,479,088

Consumer Services 1.4%
ADT, Inc.	8,767	56,986
Aramark	8,583	270,450
Boyd Gaming Corp.	2,360	126,284
Bright Horizons Family Solutions, Inc. *	1,654	171,536
Caesars Entertainment, Inc. *	4,059	145,393
Carnival Corp. *	33,037	489,608
Cava Group, Inc. *	351	25,251
Darden Restaurants, Inc.	2,103	322,621
DoorDash, Inc., Class A *	2,221	287,086
Expedia Group, Inc. *	1,177	158,460
Grand Canyon Education, Inc. *	713	92,704
H&R Block, Inc.	1,685	79,583
Hilton Worldwide Holdings, Inc.	4,474	882,631
Hyatt Hotels Corp., Class A	1,432	213,067
Las Vegas Sands Corp.	803	35,621
Marriott Vacations Worldwide Corp.	1,148	110,334
McDonald's Corp.	14,207	3,879,079
MGM Resorts International *	9,086	358,352
Mister Car Wash, Inc. *	2,427	16,237
Norwegian Cruise Line Holdings Ltd. *	10,695	202,349
Penn Entertainment, Inc. *	4,900	81,046
Planet Fitness, Inc., Class A *	1,452	86,888
Royal Caribbean Cruises Ltd. *	5,425	757,493
Service Corp. International	3,035	217,640
Travel & Leisure Co.	1,243	54,120
Vail Resorts, Inc.	1,135	214,935
Wyndham Hotels & Resorts, Inc.	2,527	185,760
Wynn Resorts Ltd.	3,236	296,579
Yum! Brands, Inc.	1,142	161,308
		9,979,401

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	12,577	256,571
BJ's Wholesale Club Holdings, Inc. *	2,891	215,900
Casey's General Stores, Inc.	1,052	336,198
Dollar Tree, Inc. *	6,812	805,519
Grocery Outlet Holding Corp. *	3,106	80,663
Kroger Co.	21,660	1,199,531
Maplebear, Inc. *	223	7,611
Performance Food Group Co. *	2,700	183,276
U.S. Foods Holding Corp. *	7,503	377,026
Walgreens Boots Alliance, Inc.	23,842	422,718
Walmart, Inc.	142,102	8,433,754
		12,318,767

Energy 8.3%
Antero Midstream Corp.	7,565	104,700
Antero Resources Corp. *	9,352	318,062
APA Corp.	3,226	101,425
Baker Hughes Co., Class A	33,064	1,078,548
Chesapeake Energy Corp.	4,101	368,598
Chevron Corp.	57,101	9,208,678
ConocoPhillips	39,759	4,994,526
Coterra Energy, Inc.	24,759	677,406
Devon Energy Corp.	21,285	1,089,366
Diamondback Energy, Inc.	5,923	1,191,293
DT Midstream, Inc.	3,194	198,667
EOG Resources, Inc.	19,501	2,576,667
EQT Corp.	11,935	478,474
Exxon Mobil Corp.	132,724	15,697,268
Halliburton Co.	23,776	890,887
SECURITY	NUMBER OF SHARES	VALUE ($)
Hess Corp.	4,083	643,032
HF Sinclair Corp.	5,265	285,626
Kinder Morgan, Inc.	65,121	1,190,412
Marathon Oil Corp.	19,392	520,675
Marathon Petroleum Corp.	12,203	2,217,529
NOV, Inc.	13,011	240,573
Occidental Petroleum Corp.	22,796	1,507,728
ONEOK, Inc.	18,235	1,442,753
Ovintiv, Inc.	4,732	242,846
Phillips 66	14,591	2,089,577
Pioneer Natural Resources Co.	7,722	2,079,689
Range Resources Corp.	7,744	278,087
Schlumberger NV	47,275	2,244,617
Southwestern Energy Co. *	36,260	271,587
TechnipFMC PLC	14,328	367,083
Valero Energy Corp.	11,261	1,800,296
Williams Cos., Inc.	40,397	1,549,629
		57,946,304

Equity Real Estate Investment Trusts (REITs) 4.1%
Agree Realty Corp.	3,298	188,712
Alexandria Real Estate Equities, Inc.	5,754	666,716
American Homes 4 Rent, Class A	11,033	394,981
Americold Realty Trust, Inc.	9,425	207,067
Apartment Income REIT Corp.	4,842	185,836
AvalonBay Communities, Inc.	4,696	890,221
Boston Properties, Inc.	5,196	321,580
Brixmor Property Group, Inc.	9,877	218,282
Camden Property Trust	3,441	342,999
Cousins Properties, Inc.	5,006	114,838
Crown Castle, Inc.	12,842	1,204,323
CubeSmart	7,420	300,065
Digital Realty Trust, Inc.	10,020	1,390,576
EastGroup Properties, Inc.	1,522	236,458
EPR Properties	2,455	99,648
Equinix, Inc.	1,540	1,095,109
Equity LifeStyle Properties, Inc.	3,949	238,085
Equity Residential	12,370	796,628
Essex Property Trust, Inc.	2,121	522,296
Extra Space Storage, Inc.	6,926	930,023
Federal Realty Investment Trust	2,695	280,738
First Industrial Realty Trust, Inc.	4,353	197,713
Gaming & Leisure Properties, Inc.	8,493	362,906
Healthcare Realty Trust, Inc., Class A	12,668	180,266
Healthpeak Properties, Inc.	23,407	435,604
Highwoods Properties, Inc.	3,384	88,661
Host Hotels & Resorts, Inc.	23,127	436,407
Invitation Homes, Inc.	20,272	693,302
Iron Mountain, Inc.	4,858	376,592
Kilroy Realty Corp.	3,880	131,144
Kimco Realty Corp.	21,842	406,916
Lamar Advertising Co., Class A	659	76,345
Medical Properties Trust, Inc. (a)	19,986	91,936
Mid-America Apartment Communities, Inc.	3,859	501,670
National Storage Affiliates Trust	2,510	87,950
NET Lease Office Properties	473	10,813
NNN REIT, Inc.	5,995	242,977
Omega Healthcare Investors, Inc.	8,097	246,230
Park Hotels & Resorts, Inc.	6,842	110,361
Prologis, Inc.	30,614	3,124,159
Public Storage	2,181	565,860
Rayonier, Inc.	4,819	142,932
Realty Income Corp.	27,588	1,477,062
Regency Centers Corp.	6,013	356,090
Rexford Industrial Realty, Inc.	7,012	300,184
SBA Communications Corp., Class A	3,204	596,329
Simon Property Group, Inc.	8,425	1,183,965
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STAG Industrial, Inc.	5,996	206,202
Sun Communities, Inc.	3,186	354,666
UDR, Inc.	10,299	392,186
Ventas, Inc.	13,266	587,418
VICI Properties, Inc., Class A	34,256	978,009
Vornado Realty Trust	5,840	152,015
Welltower, Inc.	18,381	1,751,342
Weyerhaeuser Co.	24,274	732,347
WP Carey, Inc.	7,167	393,038
		28,596,778

Financial Services 11.0%
Affiliated Managers Group, Inc.	1,099	171,554
Affirm Holdings, Inc. *	7,515	239,578
AGNC Investment Corp.	23,047	210,880
Ally Financial, Inc.	8,979	344,345
American Express Co.	12,936	3,027,412
Annaly Capital Management, Inc.	16,643	311,890
Bank of New York Mellon Corp.	25,222	1,424,791
Berkshire Hathaway, Inc., Class B *	60,769	24,108,885
BlackRock, Inc.	4,933	3,722,639
Block, Inc. *	11,481	838,113
Blue Owl Capital, Inc., Class A	12,830	242,359
Capital One Financial Corp.	12,575	1,803,632
Carlyle Group, Inc.	6,987	313,018
Cboe Global Markets, Inc.	3,490	632,213
Charles Schwab Corp. (b)	49,053	3,627,469
CME Group, Inc.	11,914	2,497,651
Coinbase Global, Inc., Class A *	5,684	1,159,138
Corebridge Financial, Inc. (a)	7,511	199,492
Corpay, Inc. *	168	50,760
Credit Acceptance Corp. *	205	105,313
Discover Financial Services	8,262	1,047,043
Euronet Worldwide, Inc. *	710	72,903
Evercore, Inc., Class A	1,166	211,629
Fidelity National Information Services, Inc.	19,636	1,333,677
Fiserv, Inc. *	14,402	2,198,753
Franklin Resources, Inc.	9,928	226,756
Global Payments, Inc.	8,539	1,048,333
Goldman Sachs Group, Inc.	10,467	4,466,374
Houlihan Lokey, Inc., Class A	1,566	199,649
Interactive Brokers Group, Inc., Class A	3,429	394,746
Intercontinental Exchange, Inc.	18,783	2,418,499
Invesco Ltd.	11,931	169,062
Jack Henry & Associates, Inc.	1,638	266,486
Janus Henderson Group PLC	4,416	137,868
Jefferies Financial Group, Inc.	5,975	257,283
KKR & Co., Inc.	16,593	1,544,311
Lazard, Inc.	3,642	140,217
MGIC Investment Corp.	9,086	184,264
Moody's Corp.	468	173,314
Morgan Stanley	38,814	3,525,864
MSCI, Inc., Class A	1,275	593,882
Nasdaq, Inc.	12,217	731,187
NCR Atleos Corp. *	2,113	42,112
Northern Trust Corp.	6,718	553,496
OneMain Holdings, Inc.	3,751	195,465
PayPal Holdings, Inc. *	3,340	226,853
Raymond James Financial, Inc.	6,271	765,062
Rithm Capital Corp.	15,854	176,296
Robinhood Markets, Inc., Class A *	20,917	344,921
Rocket Cos., Inc., Class A *	2,497	30,663
S&P Global, Inc.	9,640	4,008,601
SEI Investments Co.	3,332	219,745
SLM Corp.	4,353	92,240
SoFi Technologies, Inc. *	31,583	214,133
Starwood Property Trust, Inc.	9,803	185,963
SECURITY	NUMBER OF SHARES	VALUE ($)
State Street Corp.	9,997	724,683
Stifel Financial Corp.	3,230	258,142
Synchrony Financial	13,453	591,663
T Rowe Price Group, Inc.	7,310	800,957
TPG, Inc.	1,697	73,141
Tradeweb Markets, Inc., Class A	2,486	252,851
UWM Holdings Corp.	1,931	12,165
Virtu Financial, Inc., Class A	2,861	62,084
Voya Financial, Inc.	3,211	218,862
Western Union Co.	10,174	136,739
WEX, Inc. *	775	163,726
XP, Inc., Class A	9,878	202,203
		76,925,998

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	59,271	2,596,663
Archer-Daniels-Midland Co.	17,736	1,040,394
Boston Beer Co., Inc., Class A *	23	6,403
Brown-Forman Corp., Class B	1,570	75,125
Bunge Global SA	4,807	489,160
Campbell Soup Co.	6,320	288,887
Coca-Cola Co.	65,141	4,023,760
Conagra Brands, Inc.	15,819	486,909
Constellation Brands, Inc., Class A	4,812	1,219,650
Darling Ingredients, Inc. *	5,248	222,358
Flowers Foods, Inc.	6,211	154,902
Freshpet, Inc. *	1,057	112,116
General Mills, Inc.	18,851	1,328,241
Hershey Co.	1,284	248,993
Hormel Foods Corp.	9,581	340,700
Ingredion, Inc.	2,147	246,025
J M Smucker Co.	3,408	391,409
Kellanova	8,635	499,621
Keurig Dr Pepper, Inc.	31,576	1,064,111
Kraft Heinz Co.	26,610	1,027,412
Lamb Weston Holdings, Inc.	255	21,252
McCormick & Co., Inc. - Non Voting Shares	8,349	635,025
Molson Coors Beverage Co., Class B	5,782	331,077
Mondelez International, Inc., Class A	45,126	3,246,364
PepsiCo, Inc.	14,127	2,485,081
Philip Morris International, Inc.	51,499	4,889,315
Pilgrim's Pride Corp. *	1,400	50,428
Post Holdings, Inc. *	1,695	179,924
Seaboard Corp.	7	23,171
Tyson Foods, Inc., Class A	9,227	559,618
WK Kellogg Co.	2,133	49,784
		28,333,878

Health Care Equipment & Services 6.4%
Abbott Laboratories	53,827	5,704,047
Acadia Healthcare Co., Inc. *	2,975	219,972
agilon health, Inc. *	970	5,335
Amedisys, Inc. *	1,047	96,376
Baxter International, Inc.	16,766	676,843
Becton Dickinson & Co.	9,610	2,254,506
Boston Scientific Corp. *	48,535	3,488,210
Cardinal Health, Inc.	3,981	410,202
Centene Corp. *	17,713	1,294,112
Certara, Inc. *	2,550	43,631
Chemed Corp.	137	77,816
Cigna Group	8,838	3,155,520
Cooper Cos., Inc.	6,457	575,060
CVS Health Corp.	42,492	2,877,133
DENTSPLY SIRONA, Inc.	7,062	211,931
Doximity, Inc., Class A *	2,170	52,709
Elevance Health, Inc.	6,820	3,604,916
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Encompass Health Corp.	3,050	254,309
Enovis Corp. *	1,747	96,487
Envista Holdings Corp. *	5,440	107,059
GE HealthCare Technologies, Inc.	12,799	975,796
Globus Medical, Inc., Class A *	2,800	139,412
HCA Healthcare, Inc.	5,233	1,621,288
Henry Schein, Inc. *	4,329	299,913
Hologic, Inc. *	7,696	583,126
Humana, Inc.	2,295	693,297
ICU Medical, Inc. *	658	64,431
Integra LifeSciences Holdings Corp. *	2,227	64,962
Laboratory Corp. of America Holdings	2,804	564,642
McKesson Corp.	2,735	1,469,269
Medtronic PLC	44,077	3,536,739
Molina Healthcare, Inc. *	872	298,311
Premier, Inc., Class A	3,867	80,743
Quest Diagnostics, Inc.	3,722	514,306
QuidelOrtho Corp. *	1,804	73,152
R1 RCM, Inc. *	4,949	60,823
Solventum Corp. *	4,538	295,015
STERIS PLC	3,291	673,207
Stryker Corp.	8,794	2,959,181
Tandem Diabetes Care, Inc. *	1,818	66,702
Teladoc Health, Inc. *	5,512	70,278
Teleflex, Inc.	1,552	323,980
Tenet Healthcare Corp. *	3,342	375,273
UnitedHealth Group, Inc.	4,905	2,372,549
Universal Health Services, Inc., Class B	1,952	332,679
Zimmer Biomet Holdings, Inc.	6,965	837,750
		44,552,998

Household & Personal Products 2.1%
Church & Dwight Co., Inc.	832	89,764
Colgate-Palmolive Co.	27,231	2,503,073
Coty, Inc., Class A *	12,333	141,090
Estee Lauder Cos., Inc., Class A	5,225	766,560
Kenvue, Inc.	38,028	715,687
Kimberly-Clark Corp.	651	88,881
Olaplex Holdings, Inc. *	4,415	6,137
Procter & Gamble Co.	63,439	10,353,245
Reynolds Consumer Products, Inc.	1,824	52,221
Spectrum Brands Holdings, Inc.	1,017	83,262
		14,799,920

Insurance 4.0%
Aflac, Inc.	19,253	1,610,513
Allstate Corp.	8,700	1,479,522
American Financial Group, Inc.	2,358	301,234
American International Group, Inc.	23,287	1,753,744
Aon PLC, Class A	6,576	1,854,498
Arch Capital Group Ltd. *	10,178	952,050
Arthur J Gallagher & Co.	6,711	1,575,005
Assurant, Inc.	1,757	306,421
Assured Guaranty Ltd.	1,805	138,444
Axis Capital Holdings Ltd.	2,553	156,575
Brighthouse Financial, Inc. *	1,869	90,179
Brown & Brown, Inc.	4,805	391,800
Chubb Ltd.	13,474	3,350,175
Cincinnati Financial Corp.	5,104	590,482
CNA Financial Corp.	896	39,370
Everest Group Ltd.	1,226	449,219
Fidelity National Financial, Inc.	8,571	424,264
First American Financial Corp.	3,291	176,299
Globe Life, Inc.	2,847	216,856
Hanover Insurance Group, Inc.	1,168	151,630
Hartford Financial Services Group, Inc.	9,779	947,487
SECURITY	NUMBER OF SHARES	VALUE ($)
Kemper Corp.	2,000	116,620
Lincoln National Corp.	5,068	138,204
Loews Corp.	6,064	455,710
Markel Group, Inc. *	437	637,321
Marsh & McLennan Cos., Inc.	3,273	652,734
MetLife, Inc.	20,682	1,470,077
Old Republic International Corp.	8,514	254,228
Primerica, Inc.	400	84,744
Principal Financial Group, Inc.	7,874	623,148
Progressive Corp.	4,862	1,012,511
Prudential Financial, Inc.	12,047	1,330,953
Reinsurance Group of America, Inc.	2,206	412,500
RenaissanceRe Holdings Ltd.	1,254	274,940
RLI Corp.	1,030	145,591
Travelers Cos., Inc.	7,562	1,604,354
Unum Group	6,392	324,074
W R Berkley Corp.	6,639	511,004
White Mountains Insurance Group Ltd.	82	145,807
Willis Towers Watson PLC	3,000	753,420
		27,903,707

Materials 4.8%
Air Products & Chemicals, Inc.	7,359	1,739,226
Albemarle Corp.	3,893	468,367
Alcoa Corp.	5,936	208,591
Amcor PLC	47,947	428,646
AptarGroup, Inc.	2,166	312,727
Ardagh Metal Packaging SA	983	3,883
Ashland, Inc.	1,641	156,437
Avery Dennison Corp.	1,793	389,583
Axalta Coating Systems Ltd. *	6,560	206,246
Ball Corp.	10,218	710,866
Berry Global Group, Inc.	3,839	217,441
Celanese Corp., Class A	3,286	504,763
CF Industries Holdings, Inc.	6,396	505,092
Chemours Co.	4,953	132,493
Cleveland-Cliffs, Inc. *	16,488	278,647
Corteva, Inc.	23,411	1,267,237
Crown Holdings, Inc.	3,516	288,558
Dow, Inc.	23,481	1,336,069
DuPont de Nemours, Inc.	14,291	1,036,098
Eagle Materials, Inc.	380	95,270
Eastman Chemical Co.	3,926	370,771
Ecolab, Inc.	1,827	413,176
Element Solutions, Inc.	7,447	172,249
FMC Corp.	3,535	208,600
Freeport-McMoRan, Inc.	47,395	2,366,906
Ginkgo Bioworks Holdings, Inc. *(a)	48,994	43,659
Graphic Packaging Holding Co.	4,713	121,831
Huntsman Corp.	5,437	129,727
International Flavors & Fragrances, Inc.	8,467	716,732
International Paper Co.	11,119	388,498
Linde PLC	14,573	6,426,110
Louisiana-Pacific Corp.	2,152	157,505
LyondellBasell Industries NV, Class A	8,577	857,443
Martin Marietta Materials, Inc.	2,049	1,202,906
Mosaic Co.	10,812	339,389
MP Materials Corp. *	3,417	54,672
NewMarket Corp.	208	109,599
Newmont Corp.	38,269	1,555,252
Nucor Corp.	8,148	1,373,182
Olin Corp.	3,962	207,133
Packaging Corp. of America	2,941	508,734
PPG Industries, Inc.	5,828	751,812
Reliance, Inc.	1,898	540,399
Royal Gold, Inc.	2,186	262,604
RPM International, Inc.	3,415	365,098
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sealed Air Corp.	2,114	66,549
Sherwin-Williams Co.	1,316	394,287
Silgan Holdings, Inc.	2,650	123,649
Sonoco Products Co.	3,259	182,667
SSR Mining, Inc.	6,742	36,137
Steel Dynamics, Inc.	5,053	657,496
U.S. Steel Corp.	7,373	269,115
Vulcan Materials Co.	3,426	882,640
Westlake Corp.	1,062	156,496
Westrock Co.	8,399	402,816
		33,102,079

Media & Entertainment 2.7%
AMC Entertainment Holdings, Inc., Class A *(a)	7,921	23,209
Cable One, Inc.	170	66,955
Comcast Corp., Class A	130,727	4,982,006
Electronic Arts, Inc.	8,988	1,139,858
Fox Corp., Class A	12,112	375,593
IAC, Inc. *	2,452	116,617
Interpublic Group of Cos., Inc.	12,771	388,749
Liberty Broadband Corp., Class C *	3,466	172,364
Liberty Media Corp.-Liberty Formula One, Class C *	7,150	500,286
Liberty Media Corp.-Liberty Live, Class C *	2,206	82,328
Liberty Media Corp.-Liberty SiriusXM, Class C *	7,602	182,904
Live Nation Entertainment, Inc. *	4,012	356,707
Madison Square Garden Sports Corp. *	609	113,225
Match Group, Inc. *	842	25,950
New York Times Co., Class A	5,320	228,920
News Corp., Class A	16,577	394,533
Nexstar Media Group, Inc., Class A	704	112,682
Omnicom Group, Inc.	6,560	609,030
Paramount Global, Class B	19,837	225,943
Roku, Inc. *	3,648	210,344
Sirius XM Holdings, Inc. (a)	21,234	62,428
Take-Two Interactive Software, Inc. *	5,466	780,599
TripAdvisor, Inc. *	3,624	95,420
Walt Disney Co.	60,685	6,742,104
Warner Bros Discovery, Inc. *	73,233	538,995
ZoomInfo Technologies, Inc., Class A *	4,864	77,143
		18,604,892

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Agilent Technologies, Inc.	1,805	247,357
Alnylam Pharmaceuticals, Inc. *	810	116,599
Amgen, Inc.	5,673	1,554,062
Avantor, Inc. *	22,326	540,959
Azenta, Inc. *	1,834	96,212
Biogen, Inc. *	4,773	1,025,336
BioMarin Pharmaceutical, Inc. *	5,484	442,888
Bio-Rad Laboratories, Inc., Class A *	683	184,239
Bio-Techne Corp.	290	18,331
Bristol-Myers Squibb Co.	67,566	2,968,850
Catalent, Inc. *	5,964	333,089
Charles River Laboratories International, Inc. *	1,678	384,262
Danaher Corp.	21,841	5,386,427
Elanco Animal Health, Inc. *	16,184	212,981
Exact Sciences Corp. *	3,851	228,557
Exelixis, Inc. *	2,637	61,864
Fortrea Holdings, Inc. *	2,962	108,380
Gilead Sciences, Inc.	41,476	2,704,235
ICON PLC, ADR *	2,300	685,124
Illumina, Inc. *	3,692	454,301
SECURITY	NUMBER OF SHARES	VALUE ($)
Incyte Corp. *	1,573	81,875
Ionis Pharmaceuticals, Inc. *	653	26,943
IQVIA Holdings, Inc. *	446	103,369
Jazz Pharmaceuticals PLC *	982	108,757
Johnson & Johnson	79,977	11,563,874
Maravai LifeSciences Holdings, Inc., Class A *	1,492	12,234
Merck & Co., Inc.	68,783	8,888,139
Moderna, Inc. *	11,039	1,217,712
Organon & Co.	8,462	157,478
Perrigo Co. PLC	4,478	146,251
Pfizer, Inc.	187,508	4,803,955
QIAGEN NV *	7,323	309,983
Regeneron Pharmaceuticals, Inc. *	3,170	2,823,392
Repligen Corp. *	1,018	167,156
Revvity, Inc.	4,104	420,537
Roivant Sciences Ltd. *	689	7,510
Royalty Pharma PLC, Class A	12,359	342,344
Sotera Health Co. *	1,191	13,339
Thermo Fisher Scientific, Inc.	4,916	2,795,828
United Therapeutics Corp. *	1,505	352,667
Vertex Pharmaceuticals, Inc. *	728	285,966
Viatris, Inc.	39,781	460,266
		52,843,628

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	10,064	874,461
CoStar Group, Inc. *	7,646	699,838
Howard Hughes Holdings, Inc. *	1,136	74,022
Jones Lang LaSalle, Inc. *	1,564	282,615
Zillow Group, Inc., Class C *	6,888	293,222
		2,224,158

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	22,926	3,631,020
Analog Devices, Inc.	16,526	3,315,281
Applied Materials, Inc.	4,298	853,798
Cirrus Logic, Inc. *	1,770	156,769
Entegris, Inc.	4,697	624,325
First Solar, Inc. *	3,521	620,752
GLOBALFOUNDRIES, Inc. *	2,585	126,355
Intel Corp.	140,034	4,266,836
Lam Research Corp.	233	208,398
Marvell Technology, Inc.	28,347	1,868,351
Microchip Technology, Inc.	5,076	466,891
Micron Technology, Inc.	36,266	4,096,607
MKS Instruments, Inc.	2,189	260,447
ON Semiconductor Corp. *	14,281	1,001,955
Qorvo, Inc. *	3,241	378,678
QUALCOMM, Inc.	4,736	785,466
Skyworks Solutions, Inc.	5,265	561,196
Teradyne, Inc.	841	97,825
Texas Instruments, Inc.	17,833	3,146,098
Universal Display Corp.	854	134,915
Wolfspeed, Inc. *	4,048	109,417
		26,711,380

Software & Services 2.8%
Akamai Technologies, Inc. *	4,969	501,521
Amdocs Ltd.	3,817	320,590
ANSYS, Inc. *	509	165,364
AppLovin Corp., Class A *	4,950	349,321
Aspen Technology, Inc. *	905	178,167
Bentley Systems, Inc., Class B	475	24,952
Bill Holdings, Inc. *	3,415	212,959
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	11,184	125,484
Cognizant Technology Solutions Corp., Class A	16,668	1,094,754
Dolby Laboratories, Inc., Class A	1,956	151,903
Dropbox, Inc., Class A *	949	21,979
DXC Technology Co. *	6,391	124,561
Gen Digital, Inc.	15,480	311,767
GoDaddy, Inc., Class A *	1,843	225,546
Guidewire Software, Inc. *	2,710	299,184
HashiCorp, Inc., Class A *	1,027	33,336
Informatica, Inc., Class A *	1,372	42,491
International Business Machines Corp.	30,153	5,011,429
Kyndryl Holdings, Inc. *	7,468	146,821
nCino, Inc. *	2,094	61,061
NCR Voyix Corp. *	4,305	52,736
Nutanix, Inc., Class A *	6,125	371,787
Okta, Inc. *	4,759	442,492
Oracle Corp.	30,156	3,430,245
PTC, Inc. *	1,806	320,457
Roper Technologies, Inc.	3,507	1,793,690
Salesforce, Inc.	7,640	2,054,702
SentinelOne, Inc., Class A *	6,850	144,741
Twilio, Inc., Class A *	4,659	278,981
Tyler Technologies, Inc. *	336	155,081
UiPath, Inc., Class A *	2,908	55,165
Unity Software, Inc. *	5,863	142,295
VeriSign, Inc. *	2,793	473,358
Zoom Video Communications, Inc., Class A *	8,539	521,733
		19,640,653

Technology Hardware & Equipment 2.3%
Amphenol Corp., Class A	9,627	1,162,653
Arrow Electronics, Inc. *	1,773	226,359
Avnet, Inc.	3,003	146,757
CDW Corp.	260	62,884
Ciena Corp. *	4,782	221,072
Cisco Systems, Inc.	134,567	6,321,958
Cognex Corp.	5,717	237,484
Coherent Corp. *	4,292	234,472
Corning, Inc.	25,212	841,577
Crane NXT Co.	1,619	98,451
F5, Inc. *	1,966	324,999
Hewlett Packard Enterprise Co.	43,013	731,221
HP, Inc.	22,823	641,098
IPG Photonics Corp. *	974	81,796
Jabil, Inc.	1,547	181,556
Juniper Networks, Inc.	10,526	366,515
Keysight Technologies, Inc. *	4,306	637,030
Littelfuse, Inc.	809	186,588
Lumentum Holdings, Inc. *	2,185	95,616
Motorola Solutions, Inc.	437	148,209
NetApp, Inc.	4,096	418,652
Pure Storage, Inc., Class A *	2,086	105,134
TD SYNNEX Corp.	2,248	264,904
Teledyne Technologies, Inc. *	1,546	589,768
Trimble, Inc. *	8,188	491,853
Ubiquiti, Inc.	21	2,259
Viasat, Inc. *	3,939	62,669
Vontier Corp.	3,414	138,711
Western Digital Corp. *	10,749	761,352
Zebra Technologies Corp., Class A *	1,393	438,182
		16,221,779

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 1.8%
AT&T, Inc.	237,582	4,012,760
Frontier Communications Parent, Inc. *	8,047	186,208
GCI Liberty, Inc. *(c)	2,247	0
Iridium Communications, Inc.	260	8,005
T-Mobile U.S., Inc.	16,240	2,666,121
Verizon Communications, Inc.	139,653	5,514,897
		12,387,991

Transportation 2.3%
Alaska Air Group, Inc. *	4,119	177,199
American Airlines Group, Inc. *	13,631	184,155
Avis Budget Group, Inc.	390	37,225
CH Robinson Worldwide, Inc.	843	59,853
CSX Corp.	58,206	1,933,603
Delta Air Lines, Inc.	20,176	1,010,212
Expeditors International of Washington, Inc.	4,161	463,161
FedEx Corp.	7,694	2,014,135
GXO Logistics, Inc. *	3,899	193,624
Hertz Global Holdings, Inc. *	4,382	19,938
JB Hunt Transport Services, Inc.	2,189	355,866
Kirby Corp. *	1,935	211,167
Knight-Swift Transportation Holdings, Inc.	5,139	237,576
Landstar System, Inc.	246	42,905
Norfolk Southern Corp.	7,538	1,736,152
Old Dominion Freight Line, Inc.	459	83,405
Ryder System, Inc.	1,442	175,708
Saia, Inc. *	787	312,305
Schneider National, Inc., Class B	1,842	38,093
Southwest Airlines Co.	19,735	511,926
U-Haul Holding Co. *	143	9,042
U-Haul Holding Co. - Non Voting	2,068	126,810
Union Pacific Corp.	11,570	2,743,941
United Airlines Holdings, Inc. *	10,850	558,341
United Parcel Service, Inc., Class B	17,375	2,562,465
XPO, Inc. *	3,762	404,265
		16,203,072

Utilities 4.9%
AES Corp.	8,623	154,352
Alliant Energy Corp.	8,433	419,963
Ameren Corp.	8,690	641,930
American Electric Power Co., Inc.	17,469	1,502,858
American Water Works Co., Inc.	6,460	790,187
Atmos Energy Corp.	5,000	589,500
Avangrid, Inc.	2,395	87,489
Brookfield Renewable Corp., Class A	4,465	103,767
CenterPoint Energy, Inc.	20,950	610,483
Clearway Energy, Inc., Class C	3,737	87,371
CMS Energy Corp.	9,656	585,250
Consolidated Edison, Inc.	11,492	1,084,845
Constellation Energy Corp.	10,670	1,983,980
Dominion Energy, Inc.	27,738	1,414,083
DTE Energy Co.	6,833	753,817
Duke Energy Corp.	25,578	2,513,294
Edison International	12,536	890,808
Entergy Corp.	7,019	748,717
Essential Utilities, Inc.	8,293	303,358
Evergy, Inc.	7,396	387,920
Eversource Energy	11,564	701,010
Exelon Corp.	33,005	1,240,328
FirstEnergy Corp.	18,066	692,650
Hawaiian Electric Industries, Inc.	3,784	37,272
IDACORP, Inc.	1,661	157,430
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Fuel Gas Co.	2,918	154,946
NextEra Energy, Inc.	68,118	4,561,863
NiSource, Inc.	13,640	380,010
NRG Energy, Inc.	7,447	541,174
OGE Energy Corp.	6,590	228,344
PG&E Corp.	67,657	1,157,611
Pinnacle West Capital Corp.	3,737	275,230
PPL Corp.	24,492	672,550
Public Service Enterprise Group, Inc.	16,519	1,141,133
Sempra	20,902	1,497,210
Southern Co.	36,159	2,657,687
UGI Corp.	6,859	175,316
Vistra Corp.	8,316	630,685
WEC Energy Group, Inc.	10,470	865,241
Xcel Energy, Inc.	18,251	980,626
		34,402,288
Total Common Stocks (Cost $519,316,714)		693,220,203

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	6,000	1,029,000
Total Investment Companies (Cost $920,996)		1,029,000

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)	1,960,090	1,960,090
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)(e)	624,092	624,092
		2,584,182
Total Short-Term Investments (Cost $2,584,182)		2,584,182
Total Investments in Securities (Cost $522,821,892)		696,833,385

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	11	2,786,850	(38,433)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $577,988.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$2,523,420	$294,729	($226,533 )	($19,108 )	$1,054,961	$3,627,469	49,053	$23,792
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$680,832,212	$—	$—	$680,832,212
Telecommunication Services	12,387,991	—	0 *	12,387,991
Investment Companies[1]	1,029,000	—	—	1,029,000
Short-Term Investments[1]	2,584,182	—	—	2,584,182
Liabilities
Futures Contracts[2]	(38,433)	—	—	(38,433)
Total	$696,794,952	$—	$0	$696,794,952

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $2,356,685)		$3,627,469
Investments in securities, at value - unaffiliated issuers (cost $520,465,207) including securities on loan of $577,988		693,205,916
Deposit with broker for futures contracts		177,000
Receivables:
Fund shares sold		1,041,417
Dividends		618,108
Income from securities on loan	+	2,465
Total assets		698,672,375

Liabilities
Collateral held for securities on loan		624,092
Payables:
Fund shares redeemed		321,622
Variation margin on futures contracts		40,016
Investment adviser fees	+	20,176
Total liabilities		1,005,906
Net assets		$697,666,469

Net Assets by Source
Capital received from investors		$565,894,030
Total distributable earnings	+	131,772,439
Net assets		$697,666,469

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$697,666,469		13,010,287		$53.62

See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $900)		$7,765,844
Dividends received from securities - affiliated issuers		23,792
Other interest		4,680
Securities on loan, net	+	22,839
Total investment income		7,817,155

Expenses
Investment adviser fees		114,452
Total expenses	–	114,452
Net investment income		7,702,703

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(19,108)
Net realized losses on sales of securities - unaffiliated issuers		(4,295,544)
Net realized gains on futures contracts	+	500,970
Net realized losses		(3,813,682)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,054,961
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		100,110,302
Net change in unrealized appreciation (depreciation) on futures contracts	+	(38,226)
Net change in unrealized appreciation (depreciation)	+	101,127,037
Net realized and unrealized gains		97,313,355
Increase in net assets resulting from operations		$105,016,058
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$7,702,703	$14,590,528
Net realized gains (losses)		(3,813,682)	603,093
Net change in unrealized appreciation (depreciation)	+	101,127,037	(11,298,959)
Increase in net assets resulting from operations		$105,016,058	$3,894,662

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,362,330 )	($14,210,885 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,295,843	$119,919,742	5,801,820	$283,185,301
Shares reinvested		261,070	12,821,154	239,623	11,415,609
Shares redeemed	+	(2,290,648)	(116,381,084)	(6,931,984)	(339,427,728)
Net transactions in fund shares		266,265	$16,359,812	(890,541)	($44,826,818 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,744,022	$592,652,929	13,634,563	$647,795,970
Total increase (decrease)	+	266,265	105,013,540	(890,541)	(55,143,041)
End of period		13,010,287	$697,666,469	12,744,022	$592,652,929
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$50.52	$51.84	$64.44	$44.98	$44.29	$39.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.51	0.89	0.79	0.69	0.72	0.70
Net realized and unrealized gains (losses)	10.52	(1.40)	(11.54)	19.54	1.09	4.54
Total from investment operations	11.03	(0.51)	(10.75)	20.23	1.81	5.24
Less distributions:
Distributions from net investment income	(0.88)	(0.77)	(0.63)	(0.77)	(0.64)	(0.42)
Distributions from net realized gains	—	(0.04)	(1.22)	—	(0.48)	(0.08)
Total distributions	(0.88)	(0.81)	(1.85)	(0.77)	(1.12)	(0.50)
Net asset value at end of period	$60.67	$50.52	$51.84	$64.44	$44.98	$44.29
Total return	21.98%[2]	(1.03%)	(17.15%)	45.35%	4.04%	13.61%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%[4]	0.04%	0.04%	0.04%[5]
Net investment income (loss)	1.73%[3]	1.66%	1.41%	1.19%	1.69%	1.67%
Portfolio turnover rate	3%[2]	8%[6]	11%[6]	14%	29%	21%
Net assets, end of period (x 1,000,000)	$1,389	$1,063	$903	$891	$483	$357

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended October 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	34,620	2,458,020
BorgWarner, Inc.	29,917	980,380
Gentex Corp.	30,043	1,030,475
Harley-Davidson, Inc.	16,101	553,713
Lear Corp.	7,432	935,466
Lucid Group, Inc. *(a)	95,641	243,884
Phinia, Inc.	5,916	230,724
QuantumScape Corp., Class A *	42,963	232,859
Rivian Automotive, Inc., Class A *	86,114	766,415
Thor Industries, Inc.	6,523	648,517
		8,080,453

Banks 2.4%
Bank OZK	13,562	605,543
BOK Financial Corp.	3,547	314,725
Citizens Financial Group, Inc.	59,482	2,028,931
Columbia Banking System, Inc.	26,472	497,938
Comerica, Inc.	16,890	847,371
Commerce Bancshares, Inc.	15,406	842,400
Cullen/Frost Bankers, Inc.	7,537	786,411
East West Bancorp, Inc.	17,976	1,339,032
Fifth Third Bancorp	86,812	3,165,166
First Citizens BancShares, Inc., Class A	1,388	2,341,223
First Hawaiian, Inc.	16,193	341,511
First Horizon Corp.	71,259	1,063,184
FNB Corp.	45,522	607,264
Huntington Bancshares, Inc.	183,943	2,477,712
KeyCorp	119,139	1,726,324
M&T Bank Corp.	21,154	3,054,426
New York Community Bancorp, Inc.	90,791	240,596
NU Holdings Ltd., Class A *	298,978	3,246,901
Pinnacle Financial Partners, Inc.	9,579	734,709
Popular, Inc.	8,959	761,426
Prosperity Bancshares, Inc.	11,090	687,247
Regions Financial Corp.	118,181	2,277,348
Synovus Financial Corp.	18,412	658,966
TFS Financial Corp.	6,437	77,308
Webster Financial Corp.	21,924	960,929
Western Alliance Bancorp	13,765	782,265
Wintrust Financial Corp.	7,745	748,477
Zions Bancorp NA	18,526	755,490
		33,970,823

Capital Goods 13.8%
A O Smith Corp.	15,498	1,283,854
Acuity Brands, Inc.	3,955	982,026
Advanced Drainage Systems, Inc.	8,570	1,345,490
AECOM	17,364	1,603,739
AGCO Corp.	8,029	916,832
Air Lease Corp., Class A	13,172	661,761
Allegion PLC	11,233	1,365,483
Allison Transmission Holdings, Inc.	11,367	836,043
SECURITY	NUMBER OF SHARES	VALUE ($)
AMETEK, Inc.	29,420	5,138,497
Armstrong World Industries, Inc.	5,582	641,260
Axon Enterprise, Inc. *	9,001	2,823,254
AZEK Co., Inc., Class A *	18,286	834,573
Builders FirstSource, Inc. *	15,513	2,836,087
BWX Technologies, Inc.	11,699	1,120,413
Carlisle Cos., Inc.	6,188	2,402,491
Carrier Global Corp.	106,576	6,553,358
ChargePoint Holdings, Inc. *(a)	43,622	58,017
CNH Industrial NV *	125,102	1,426,163
Core & Main, Inc., Class A *	22,222	1,254,876
Crane Co.	6,109	855,321
Cummins, Inc.	17,423	4,921,823
Curtiss-Wright Corp.	4,885	1,237,957
Donaldson Co., Inc.	15,515	1,120,183
Dover Corp.	17,840	3,198,712
EMCOR Group, Inc.	5,931	2,118,375
Esab Corp.	7,184	760,642
Fastenal Co.	73,037	4,962,134
Ferguson PLC	26,121	5,482,798
Flowserve Corp.	16,654	785,403
Fortive Corp.	45,232	3,404,613
Fortune Brands Innovations, Inc.	16,193	1,183,708
Gates Industrial Corp. PLC *	21,022	370,408
Generac Holdings, Inc. *	7,674	1,043,357
Graco, Inc.	21,366	1,713,553
Hayward Holdings, Inc. *	16,802	228,171
HEICO Corp.	14,152	2,935,125
Hexcel Corp.	10,731	689,038
Howmet Aerospace, Inc.	48,505	3,237,709
Hubbell, Inc., Class B	6,850	2,538,062
Huntington Ingalls Industries, Inc.	5,017	1,389,358
IDEX Corp.	9,668	2,131,407
Ingersoll Rand, Inc.	51,767	4,830,896
ITT, Inc.	10,576	1,367,900
Lennox International, Inc.	4,087	1,893,998
Lincoln Electric Holdings, Inc.	7,139	1,567,225
Masco Corp.	28,752	1,968,074
MasTec, Inc. *	7,915	701,981
MDU Resources Group, Inc.	25,727	635,457
Mercury Systems, Inc. *	6,833	192,691
Middleby Corp. *	6,823	948,192
MSC Industrial Direct Co., Inc., Class A	5,888	537,221
Nordson Corp.	7,313	1,888,143
nVent Electric PLC	21,041	1,516,425
Oshkosh Corp.	8,360	938,577
Otis Worldwide Corp.	52,880	4,822,656
Owens Corning	11,323	1,904,642
PACCAR, Inc.	65,587	6,959,437
Parker-Hannifin Corp.	16,348	8,908,189
Pentair PLC	20,983	1,659,545
Plug Power, Inc. *(a)	66,485	153,580
Quanta Services, Inc.	18,385	4,753,626
RBC Bearings, Inc. *	3,600	880,380
Regal Rexnord Corp.	8,466	1,366,158
Rockwell Automation, Inc.	14,698	3,982,570
Sensata Technologies Holding PLC	19,207	735,820
SiteOne Landscape Supply, Inc. *	5,703	894,744
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Snap-on, Inc.	6,655	1,783,274
Spirit AeroSystems Holdings, Inc., Class A *	14,664	469,248
Stanley Black & Decker, Inc.	19,579	1,789,521
Sunrun, Inc. *	27,411	282,059
Textron, Inc.	25,025	2,116,865
Timken Co.	7,785	694,578
Toro Co.	13,335	1,168,013
Trane Technologies PLC	29,129	9,243,797
TransDigm Group, Inc.	6,777	8,457,899
Trex Co., Inc. *	13,907	1,231,465
United Rentals, Inc.	8,654	5,780,785
Valmont Industries, Inc.	2,641	540,877
Vertiv Holdings Co., Class A	43,887	4,081,491
Watsco, Inc.	4,301	1,925,644
WESCO International, Inc.	5,634	860,593
Westinghouse Air Brake Technologies Corp.	22,803	3,673,107
WillScot Mobile Mini Holdings Corp. *	23,903	883,455
Woodward, Inc.	7,666	1,244,652
WW Grainger, Inc.	5,649	5,204,706
Xylem, Inc.	30,330	3,964,131
		191,796,361

Commercial & Professional Services 4.5%
Booz Allen Hamilton Holding Corp., Class A	16,391	2,420,459
Broadridge Financial Solutions, Inc.	14,989	2,899,023
CACI International, Inc., Class A *	2,826	1,136,702
Cintas Corp.	11,083	7,296,382
Clarivate PLC *	59,570	402,693
Clean Harbors, Inc. *	6,481	1,227,825
Concentrix Corp.	5,591	305,660
Copart, Inc. *	109,751	5,960,577
Dayforce, Inc. *	19,145	1,174,929
Driven Brands Holdings, Inc. *	7,549	108,177
Dun & Bradstreet Holdings, Inc.	34,754	316,261
Equifax, Inc.	15,585	3,431,661
FTI Consulting, Inc. *	4,237	905,998
Genpact Ltd.	22,538	692,818
Jacobs Solutions, Inc.	16,089	2,309,254
KBR, Inc.	17,151	1,113,786
Leidos Holdings, Inc.	17,455	2,447,540
ManpowerGroup, Inc.	6,178	466,130
MSA Safety, Inc.	4,692	846,437
Paychex, Inc.	41,219	4,897,229
Paycom Software, Inc.	6,617	1,243,864
Paycor HCM, Inc. *	8,334	144,762
Paylocity Holding Corp. *	5,348	829,796
RB Global, Inc.	23,229	1,662,732
Republic Services, Inc., Class A	26,420	5,064,714
Robert Half, Inc.	13,152	909,329
Rollins, Inc.	32,667	1,455,642
Science Applications International Corp.	6,598	849,163
SS&C Technologies Holdings, Inc.	27,793	1,720,109
Stericycle, Inc. *	11,725	524,459
Tetra Tech, Inc.	6,785	1,321,175
TransUnion	24,694	1,802,662
Verisk Analytics, Inc., Class A	18,251	3,977,988
Vestis Corp.	14,913	274,697
		62,140,633

Consumer Discretionary Distribution & Retail 3.3%
Advance Auto Parts, Inc.	7,560	551,729
AutoNation, Inc. *	3,618	583,041
Bath & Body Works, Inc.	28,946	1,314,727
SECURITY	NUMBER OF SHARES	VALUE ($)
Best Buy Co., Inc.	24,612	1,812,428
Burlington Stores, Inc. *	8,267	1,487,564
CarMax, Inc. *	20,218	1,374,217
Coupang, Inc., Class A *	140,126	3,152,835
Dick's Sporting Goods, Inc.	7,210	1,448,777
eBay, Inc.	66,375	3,420,967
Etsy, Inc. *	15,278	1,049,140
Five Below, Inc. *	7,025	1,028,038
Floor & Decor Holdings, Inc., Class A *	13,317	1,469,265
GameStop Corp., Class A *(a)	34,517	382,793
Gap, Inc.	24,746	507,788
Genuine Parts Co.	17,939	2,820,190
Kohl's Corp.	14,152	338,799
Lithia Motors, Inc., Class A	3,473	883,462
LKQ Corp.	34,091	1,470,345
Macy's, Inc.	34,451	634,932
Murphy USA, Inc.	2,495	1,032,481
Nordstrom, Inc.	14,599	277,527
Ollie's Bargain Outlet Holdings, Inc. *	7,848	574,003
Penske Automotive Group, Inc.	2,494	381,357
Petco Health & Wellness Co., Inc., Class A *	9,048	13,572
Pool Corp.	4,858	1,761,171
RH *	1,984	490,147
Ross Stores, Inc.	42,283	5,477,763
Tractor Supply Co.	13,821	3,774,239
Ulta Beauty, Inc. *	6,202	2,510,818
Valvoline, Inc. *	16,521	702,473
Victoria's Secret & Co. *	9,726	171,372
Wayfair, Inc., Class A *	10,706	536,906
Williams-Sonoma, Inc.	8,149	2,336,970
		45,771,836

Consumer Durables & Apparel 2.8%
Birkenstock Holding PLC *(a)	3,259	145,905
Brunswick Corp.	8,718	703,020
Capri Holdings Ltd. *	14,393	510,664
Carter's, Inc.	4,577	313,113
Columbia Sportswear Co.	4,414	351,487
Crocs, Inc. *	7,621	947,824
Deckers Outdoor Corp. *	3,271	2,677,215
DR Horton, Inc.	38,724	5,517,783
Garmin Ltd.	19,650	2,838,835
Hasbro, Inc.	16,749	1,026,714
Leggett & Platt, Inc.	17,044	307,985
Lennar Corp., Class A	32,521	4,930,834
Mattel, Inc. *	44,824	821,176
Mohawk Industries, Inc. *	6,734	776,565
Newell Brands, Inc.	48,879	388,099
NVR, Inc. *	372	2,767,252
Peloton Interactive, Inc., Class A *	42,236	131,354
Polaris, Inc.	6,864	584,538
PulteGroup, Inc.	27,397	3,052,574
PVH Corp.	7,551	821,549
Ralph Lauren Corp., Class A	5,048	826,055
Skechers USA, Inc., Class A *	17,066	1,127,209
Tapestry, Inc.	29,345	1,171,452
Tempur Sealy International, Inc.	21,387	1,070,633
Toll Brothers, Inc.	13,279	1,581,662
TopBuild Corp. *	4,052	1,639,723
Under Armour, Inc., Class A *	48,931	329,306
VF Corp.	44,516	554,669
Whirlpool Corp.	6,813	646,281
YETI Holdings, Inc. *	11,031	394,027
		38,955,503

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 3.7%
ADT, Inc.	32,493	211,205
Aramark	33,345	1,050,701
Boyd Gaming Corp.	8,994	481,269
Bright Horizons Family Solutions, Inc. *	7,312	758,328
Caesars Entertainment, Inc. *	26,387	945,182
Carnival Corp. *	127,104	1,883,681
Cava Group, Inc. *	6,125	440,633
Choice Hotels International, Inc.	3,757	444,303
Churchill Downs, Inc.	9,110	1,175,190
Darden Restaurants, Inc.	15,244	2,338,582
Domino's Pizza, Inc.	4,466	2,363,720
DoorDash, Inc., Class A *	39,656	5,125,935
DraftKings, Inc., Class A *	53,457	2,221,673
Expedia Group, Inc. *	17,006	2,289,518
Grand Canyon Education, Inc. *	3,788	492,516
H&R Block, Inc.	18,426	870,260
Hilton Worldwide Holdings, Inc.	31,869	6,287,116
Hyatt Hotels Corp., Class A	5,518	821,023
Marriott Vacations Worldwide Corp.	4,456	428,266
MGM Resorts International *	35,164	1,386,868
Mister Car Wash, Inc. *	9,655	64,592
Norwegian Cruise Line Holdings Ltd. *	54,199	1,025,445
Penn Entertainment, Inc. *	19,052	315,120
Planet Fitness, Inc., Class A *	10,854	649,503
Royal Caribbean Cruises Ltd. *	29,933	4,179,545
Service Corp. International	18,375	1,317,671
Texas Roadhouse, Inc., Class A	8,558	1,375,955
Travel & Leisure Co.	9,023	392,861
Vail Resorts, Inc.	4,847	917,876
Wendy's Co.	21,611	432,004
Wingstop, Inc.	3,762	1,447,580
Wyndham Hotels & Resorts, Inc.	10,343	760,314
Wynn Resorts Ltd.	13,301	1,219,037
Yum! Brands, Inc.	35,865	5,065,931
		51,179,403

Consumer Staples Distribution & Retail 1.2%
Albertsons Cos., Inc., Class A	53,047	1,082,159
BJ's Wholesale Club Holdings, Inc. *	17,031	1,271,875
Casey's General Stores, Inc.	4,765	1,522,799
Dollar Tree, Inc. *	26,270	3,106,427
Grocery Outlet Holding Corp. *	12,212	317,146
Kroger Co.	83,467	4,622,402
Maplebear, Inc. *	2,675	91,298
Performance Food Group Co. *	19,614	1,331,398
U.S. Foods Holding Corp. *	28,993	1,456,898
Walgreens Boots Alliance, Inc.	91,661	1,625,150
		16,427,552

Energy 5.2%
Antero Midstream Corp.	43,170	597,473
Antero Resources Corp. *	36,216	1,231,706
APA Corp.	46,585	1,464,632
Baker Hughes Co., Class A	127,746	4,167,075
Cheniere Energy, Inc.	30,653	4,837,656
Chesapeake Energy Corp.	15,837	1,423,430
Coterra Energy, Inc.	95,471	2,612,087
Devon Energy Corp.	81,986	4,196,044
Diamondback Energy, Inc.	22,816	4,588,982
DT Midstream, Inc.	12,355	768,481
EQT Corp.	46,098	1,848,069
Halliburton Co.	114,917	4,305,940
Hess Corp.	35,550	5,598,770
HF Sinclair Corp.	20,484	1,111,257
SECURITY	NUMBER OF SHARES	VALUE ($)
Marathon Oil Corp.	74,680	2,005,158
New Fortress Energy, Inc.	8,229	215,600
NOV, Inc.	49,954	923,649
ONEOK, Inc.	74,419	5,888,031
Ovintiv, Inc.	32,823	1,684,476
Phillips 66	56,273	8,058,856
Range Resources Corp.	29,998	1,077,228
Southwestern Energy Co. *	139,690	1,046,278
Targa Resources Corp.	28,270	3,224,476
TechnipFMC PLC	55,391	1,419,117
Texas Pacific Land Corp.	2,368	1,364,678
Williams Cos., Inc.	155,796	5,976,335
		71,635,484

Equity Real Estate Investment Trusts (REITs) 6.6%
Agree Realty Corp.	12,621	722,174
Alexandria Real Estate Equities, Inc.	22,184	2,570,460
American Homes 4 Rent, Class A	42,602	1,525,152
Americold Realty Trust, Inc.	36,097	793,051
Apartment Income REIT Corp.	18,677	716,823
AvalonBay Communities, Inc.	18,127	3,436,335
Boston Properties, Inc.	20,090	1,243,370
Brixmor Property Group, Inc.	38,118	842,408
Camden Property Trust	13,286	1,324,348
Cousins Properties, Inc.	19,267	441,985
CubeSmart	28,656	1,158,849
Digital Realty Trust, Inc.	38,638	5,362,182
EastGroup Properties, Inc.	5,826	905,127
EPR Properties	9,494	385,361
Equity LifeStyle Properties, Inc.	22,743	1,371,175
Equity Residential	47,708	3,072,395
Essex Property Trust, Inc.	8,164	2,010,385
Extra Space Storage, Inc.	26,749	3,591,856
Federal Realty Investment Trust	10,364	1,079,618
First Industrial Realty Trust, Inc.	16,807	763,374
Gaming & Leisure Properties, Inc.	32,746	1,399,237
Healthcare Realty Trust, Inc., Class A	48,369	688,291
Healthpeak Properties, Inc.	90,328	1,681,004
Highwoods Properties, Inc.	13,371	350,320
Host Hotels & Resorts, Inc.	89,405	1,687,072
Invitation Homes, Inc.	78,168	2,673,346
Iron Mountain, Inc.	37,035	2,870,953
Kilroy Realty Corp.	14,899	503,586
Kimco Realty Corp.	83,946	1,563,914
Lamar Advertising Co., Class A	11,128	1,289,179
Medical Properties Trust, Inc. (a)	75,815	348,749
Mid-America Apartment Communities, Inc.	14,848	1,930,240
National Storage Affiliates Trust	9,591	336,069
NET Lease Office Properties	1,979	45,240
NNN REIT, Inc.	23,102	936,324
Omega Healthcare Investors, Inc.	31,394	954,692
Park Hotels & Resorts, Inc.	26,466	426,897
Rayonier, Inc.	18,691	554,375
Realty Income Corp.	106,395	5,696,388
Regency Centers Corp.	23,132	1,369,877
Rexford Industrial Realty, Inc.	26,967	1,154,457
SBA Communications Corp., Class A	13,735	2,556,358
Simon Property Group, Inc.	41,507	5,832,979
STAG Industrial, Inc.	23,144	795,922
Sun Communities, Inc.	15,715	1,749,394
UDR, Inc.	41,976	1,598,446
Ventas, Inc.	51,097	2,262,575
VICI Properties, Inc., Class A	132,282	3,776,651
Vornado Realty Trust	22,506	585,831
Welltower, Inc.	70,890	6,754,399
Weyerhaeuser Co.	93,674	2,826,145
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WP Carey, Inc.	27,733	1,520,878
		92,036,216

Financial Services 8.5%
Affiliated Managers Group, Inc.	4,251	663,581
Affirm Holdings, Inc. *	28,880	920,694
AGNC Investment Corp.	88,158	806,646
Ally Financial, Inc.	34,635	1,328,252
Ameriprise Financial, Inc.	12,815	5,277,089
Annaly Capital Management, Inc.	64,035	1,200,016
Apollo Global Management, Inc.	66,735	7,232,739
ARES Management Corp., Class A	21,371	2,844,266
Bank of New York Mellon Corp.	97,265	5,494,500
Block, Inc. *	70,548	5,150,004
Blue Owl Capital, Inc., Class A	58,382	1,102,836
Carlyle Group, Inc.	27,016	1,210,317
Cboe Global Markets, Inc.	13,450	2,436,467
Coinbase Global, Inc., Class A *	21,906	4,467,291
Corebridge Financial, Inc. (a)	28,835	765,858
Corpay, Inc. *	8,989	2,715,936
Credit Acceptance Corp. *	806	414,058
Discover Financial Services	31,909	4,043,828
Equitable Holdings, Inc.	43,107	1,591,079
Euronet Worldwide, Inc. *	5,567	571,620
Evercore, Inc., Class A	4,516	819,654
FactSet Research Systems, Inc.	4,908	2,046,096
Fidelity National Information Services, Inc.	75,727	5,143,378
Franklin Resources, Inc.	38,426	877,650
Global Payments, Inc.	32,983	4,049,323
Houlihan Lokey, Inc., Class A	6,442	821,291
Interactive Brokers Group, Inc., Class A	13,258	1,526,261
Invesco Ltd.	46,247	655,320
Jack Henry & Associates, Inc.	9,306	1,513,993
Janus Henderson Group PLC	17,044	532,114
Jefferies Financial Group, Inc.	23,225	1,000,069
KKR & Co., Inc.	84,870	7,898,851
Lazard, Inc.	13,935	536,498
LPL Financial Holdings, Inc.	9,637	2,593,606
MarketAxess Holdings, Inc.	4,753	951,028
MGIC Investment Corp.	35,064	711,098
Morningstar, Inc.	3,298	932,180
MSCI, Inc., Class A	9,823	4,575,455
Nasdaq, Inc.	47,135	2,821,030
NCR Atleos Corp. *	8,357	166,555
Northern Trust Corp.	25,870	2,131,429
OneMain Holdings, Inc.	14,283	744,287
Raymond James Financial, Inc.	24,198	2,952,156
Rithm Capital Corp.	61,345	682,156
Robinhood Markets, Inc., Class A *	80,955	1,334,948
Rocket Cos., Inc., Class A *	15,067	185,023
SEI Investments Co.	12,894	850,359
Shift4 Payments, Inc., Class A *	6,826	394,952
SLM Corp.	27,907	591,349
SoFi Technologies, Inc. *	121,941	826,760
Starwood Property Trust, Inc.	37,520	711,754
State Street Corp.	38,560	2,795,214
Stifel Financial Corp.	12,538	1,002,037
Synchrony Financial	51,804	2,278,340
T Rowe Price Group, Inc.	28,211	3,091,079
Toast, Inc., Class A *	46,991	1,110,397
TPG, Inc.	9,187	395,960
Tradeweb Markets, Inc., Class A	14,684	1,493,510
UWM Holdings Corp.	11,458	72,185
Virtu Financial, Inc., Class A	10,741	233,080
Voya Financial, Inc.	12,423	846,752
Western Union Co.	46,366	623,159
SECURITY	NUMBER OF SHARES	VALUE ($)
WEX, Inc. *	5,478	1,157,282
XP, Inc., Class A	41,458	848,645
		117,761,340

Food, Beverage & Tobacco 1.7%
Boston Beer Co., Inc., Class A *	1,210	336,876
Brown-Forman Corp., Class B	29,705	1,421,384
Bunge Global SA	18,502	1,882,764
Campbell Soup Co.	24,360	1,113,496
Celsius Holdings, Inc. *	18,390	1,310,655
Conagra Brands, Inc.	60,833	1,872,440
Darling Ingredients, Inc. *	20,181	855,069
Flowers Foods, Inc.	23,927	596,739
Freshpet, Inc. *	5,512	584,658
Hormel Foods Corp.	37,068	1,318,138
Ingredion, Inc.	8,299	950,983
J M Smucker Co.	13,140	1,509,129
Kellanova	33,229	1,922,630
Lamb Weston Holdings, Inc.	18,597	1,549,874
McCormick & Co., Inc. - Non Voting Shares	32,139	2,444,492
Molson Coors Beverage Co., Class B	22,374	1,281,135
Pilgrim's Pride Corp. *	5,168	186,151
Post Holdings, Inc. *	6,469	686,684
Seaboard Corp.	29	95,993
Tyson Foods, Inc., Class A	35,533	2,155,077
WK Kellogg Co.	8,323	194,259
		24,268,626

Health Care Equipment & Services 5.0%
Acadia Healthcare Co., Inc. *	11,420	844,395
agilon health, Inc. *	36,699	201,845
Align Technology, Inc. *	9,764	2,757,158
Amedisys, Inc. *	4,106	377,957
Baxter International, Inc.	64,656	2,610,163
Cardinal Health, Inc.	31,548	3,250,706
Cencora, Inc.	21,506	5,141,009
Certara, Inc. *	15,319	262,108
Chemed Corp.	1,882	1,068,976
Cooper Cos., Inc.	24,853	2,213,408
DaVita, Inc. *	6,877	955,972
DENTSPLY SIRONA, Inc.	26,920	807,869
Dexcom, Inc. *	49,474	6,302,493
Doximity, Inc., Class A *	14,360	348,804
Encompass Health Corp.	12,658	1,055,424
Enovis Corp. *	6,718	371,035
Envista Holdings Corp. *	20,848	410,289
Globus Medical, Inc., Class A *	15,090	751,331
Henry Schein, Inc. *	16,694	1,156,560
Hologic, Inc. *	29,581	2,241,352
ICU Medical, Inc. *	2,618	256,355
IDEXX Laboratories, Inc. *	10,534	5,190,734
Inspire Medical Systems, Inc. *	3,711	896,800
Insulet Corp. *	8,871	1,525,280
Integra LifeSciences Holdings Corp. *	8,810	256,988
Laboratory Corp. of America Holdings	10,843	2,183,455
Masimo Corp. *	5,496	738,717
Molina Healthcare, Inc. *	7,388	2,527,435
Novocure Ltd. *	13,221	161,825
Penumbra, Inc. *	4,654	914,371
Premier, Inc., Class A	15,302	319,506
Quest Diagnostics, Inc.	14,321	1,978,876
QuidelOrtho Corp. *	6,806	275,983
R1 RCM, Inc. *	19,684	241,916
ResMed, Inc.	18,570	3,973,794
Shockwave Medical, Inc. *	4,640	1,532,082
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS PLC	12,685	2,594,844
Tandem Diabetes Care, Inc. *	8,182	300,198
Teladoc Health, Inc. *	20,950	267,112
Teleflex, Inc.	6,018	1,256,257
Tenet Healthcare Corp. *	12,926	1,451,461
Universal Health Services, Inc., Class B	7,540	1,285,042
Veeva Systems, Inc., Class A *	18,523	3,677,927
Zimmer Biomet Holdings, Inc.	26,860	3,230,721
		70,166,533

Household & Personal Products 0.5%
Church & Dwight Co., Inc.	31,243	3,370,807
Clorox Co.	15,816	2,338,712
Coty, Inc., Class A *	47,942	548,457
Olaplex Holdings, Inc. *	16,821	23,381
Reynolds Consumer Products, Inc.	6,938	198,635
Spectrum Brands Holdings, Inc.	3,879	317,574
		6,797,566

Insurance 4.9%
Aflac, Inc.	74,253	6,211,263
Allstate Corp.	33,551	5,705,683
American Financial Group, Inc.	9,168	1,171,212
Arch Capital Group Ltd. *	45,745	4,278,987
Arthur J Gallagher & Co.	27,417	6,434,496
Assurant, Inc.	6,775	1,181,560
Assured Guaranty Ltd.	6,985	535,750
Axis Capital Holdings Ltd.	9,897	606,983
Brighthouse Financial, Inc. *	8,095	390,584
Brown & Brown, Inc.	30,320	2,472,293
Cincinnati Financial Corp.	19,633	2,271,342
CNA Financial Corp.	3,293	144,694
Everest Group Ltd.	5,479	2,007,560
Fidelity National Financial, Inc.	33,179	1,642,360
First American Financial Corp.	12,760	683,553
Globe Life, Inc.	11,113	846,477
Hanover Insurance Group, Inc.	4,519	586,657
Hartford Financial Services Group, Inc.	37,761	3,658,663
Kemper Corp.	7,664	446,888
Kinsale Capital Group, Inc.	2,798	1,016,374
Lincoln National Corp.	21,518	586,796
Loews Corp.	23,406	1,758,961
Markel Group, Inc. *	1,680	2,450,112
Old Republic International Corp.	32,989	985,052
Primerica, Inc.	4,466	946,167
Principal Financial Group, Inc.	30,337	2,400,870
Prudential Financial, Inc.	46,444	5,131,133
Reinsurance Group of America, Inc.	8,505	1,590,350
RenaissanceRe Holdings Ltd.	6,616	1,450,558
RLI Corp.	5,121	723,853
Ryan Specialty Holdings, Inc., Class A	12,267	605,254
Unum Group	24,632	1,248,842
W R Berkley Corp.	25,565	1,967,738
White Mountains Insurance Group Ltd.	315	560,114
Willis Towers Watson PLC	13,227	3,321,829
		68,021,008

Materials 5.6%
Albemarle Corp.	14,975	1,801,642
Alcoa Corp.	22,828	802,176
Amcor PLC	184,284	1,647,499
AptarGroup, Inc.	8,379	1,209,760
Ardagh Metal Packaging SA	19,179	75,757
Ashland, Inc.	6,428	612,781
Avery Dennison Corp.	10,325	2,243,416
SECURITY	NUMBER OF SHARES	VALUE ($)
Axalta Coating Systems Ltd. *	28,400	892,896
Ball Corp.	39,399	2,740,988
Berry Global Group, Inc.	14,890	843,370
Celanese Corp., Class A	12,637	1,941,170
CF Industries Holdings, Inc.	24,615	1,943,847
Chemours Co.	18,928	506,324
Cleveland-Cliffs, Inc. *	63,826	1,078,659
Corteva, Inc.	90,246	4,885,016
Crown Holdings, Inc.	13,597	1,115,906
DuPont de Nemours, Inc.	55,024	3,989,240
Eagle Materials, Inc.	4,371	1,095,853
Eastman Chemical Co.	15,175	1,433,127
Element Solutions, Inc.	28,490	658,974
FMC Corp.	16,024	945,576
Ginkgo Bioworks Holdings, Inc. *(a)	203,868	181,667
Graphic Packaging Holding Co.	39,029	1,008,900
Huntsman Corp.	21,099	503,422
International Flavors & Fragrances, Inc.	32,656	2,764,330
International Paper Co.	42,861	1,497,563
Louisiana-Pacific Corp.	8,182	598,841
LyondellBasell Industries NV, Class A	33,090	3,308,007
Martin Marietta Materials, Inc.	7,896	4,635,505
Mosaic Co.	41,714	1,309,402
MP Materials Corp. *	13,625	218,000
NewMarket Corp.	793	417,848
Nucor Corp.	31,423	5,295,718
Olin Corp.	15,420	806,158
Packaging Corp. of America	11,313	1,956,923
PPG Industries, Inc.	30,024	3,873,096
Reliance, Inc.	7,302	2,079,025
Royal Gold, Inc.	8,406	1,009,813
RPM International, Inc.	16,262	1,738,570
Scotts Miracle-Gro Co.	5,371	368,128
Sealed Air Corp.	18,308	576,336
Silgan Holdings, Inc.	10,274	479,385
Sonoco Products Co.	12,474	699,168
SSR Mining, Inc.	25,877	138,701
Steel Dynamics, Inc.	19,487	2,535,648
U.S. Steel Corp.	28,388	1,036,162
Vulcan Materials Co.	16,944	4,365,283
Westlake Corp.	4,167	614,049
Westrock Co.	32,501	1,558,748
		78,038,373

Media & Entertainment 3.2%
AMC Entertainment Holdings, Inc., Class A *(a)	32,370	94,844
Cable One, Inc.	720	283,572
Electronic Arts, Inc.	34,619	4,390,382
Fox Corp., Class A	47,001	1,457,501
IAC, Inc. *	9,434	448,681
Interpublic Group of Cos., Inc.	49,326	1,501,483
Liberty Broadband Corp., Class C *	16,941	842,476
Liberty Media Corp.-Liberty Formula One, Class C *	27,498	1,924,035
Liberty Media Corp.-Liberty Live, Class C *	8,341	311,286
Liberty Media Corp.-Liberty SiriusXM, Class C *	29,076	699,569
Live Nation Entertainment, Inc. *	20,010	1,779,089
Madison Square Garden Sports Corp. *	2,367	440,073
Match Group, Inc. *	34,768	1,071,550
New York Times Co., Class A	20,726	891,840
News Corp., Class A	64,071	1,524,890
Nexstar Media Group, Inc., Class A	4,112	658,167
Omnicom Group, Inc.	25,232	2,342,539
Paramount Global, Class B	76,191	867,815
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pinterest, Inc., Class A *	74,850	2,503,732
Playtika Holding Corp.	3,522	25,534
ROBLOX Corp., Class A *	60,106	2,137,369
Roku, Inc. *	16,039	924,809
Sirius XM Holdings, Inc. (a)	82,117	241,424
Spotify Technology SA *	17,930	5,028,289
Take-Two Interactive Software, Inc. *	21,091	3,012,006
TKO Group Holdings, Inc.	7,869	744,958
Trade Desk, Inc., Class A *	56,368	4,670,089
TripAdvisor, Inc. *	13,690	360,458
Warner Bros Discovery, Inc. *	281,825	2,074,232
ZoomInfo Technologies, Inc., Class A *	38,318	607,723
		43,860,415

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
10X Genomics, Inc., Class A *	11,690	342,283
Agilent Technologies, Inc.	37,378	5,122,281
Alnylam Pharmaceuticals, Inc. *	16,032	2,307,806
Apellis Pharmaceuticals, Inc. *	12,869	568,681
Avantor, Inc. *	86,279	2,090,540
Azenta, Inc. *	7,006	367,535
Biogen, Inc. *	18,429	3,958,918
BioMarin Pharmaceutical, Inc. *	23,929	1,932,506
Bio-Rad Laboratories, Inc., Class A *	2,620	706,745
Bio-Techne Corp.	19,929	1,259,712
Bruker Corp.	12,840	1,001,648
Catalent, Inc. *	23,030	1,286,226
Charles River Laboratories International, Inc. *	6,495	1,487,355
Elanco Animal Health, Inc. *	62,401	821,197
Exact Sciences Corp. *	22,859	1,356,682
Exelixis, Inc. *	39,103	917,356
Fortrea Holdings, Inc. *	11,331	414,601
ICON PLC, ADR *	10,422	3,104,505
Illumina, Inc. *	20,224	2,488,563
Incyte Corp. *	23,614	1,229,109
Ionis Pharmaceuticals, Inc. *	18,131	748,085
IQVIA Holdings, Inc. *	23,274	5,394,215
Jazz Pharmaceuticals PLC *	7,774	860,971
Maravai LifeSciences Holdings, Inc., Class A *	13,920	114,144
Medpace Holdings, Inc. *	2,985	1,159,225
Mettler-Toledo International, Inc. *	2,737	3,365,689
Natera, Inc. *	13,934	1,294,190
Neurocrine Biosciences, Inc. *	12,360	1,699,994
Organon & Co.	32,532	605,421
Perrigo Co. PLC	17,178	561,033
QIAGEN NV *	28,316	1,198,616
Repligen Corp. *	7,112	1,167,790
Revvity, Inc.	15,863	1,625,482
Roivant Sciences Ltd. *	46,305	504,725
Royalty Pharma PLC, Class A	47,545	1,316,997
Sarepta Therapeutics, Inc. *	11,446	1,449,750
Sotera Health Co. *	15,718	176,042
Ultragenyx Pharmaceutical, Inc. *	10,010	425,825
United Therapeutics Corp. *	5,779	1,354,193
Viatris, Inc.	152,980	1,769,979
Waters Corp. *	7,489	2,314,401
West Pharmaceutical Services, Inc.	9,465	3,383,548
		65,254,564

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	38,854	3,376,024
CoStar Group, Inc. *	51,708	4,732,833
Howard Hughes Holdings, Inc. *	4,288	279,406
Jones Lang LaSalle, Inc. *	6,073	1,097,391
SECURITY	NUMBER OF SHARES	VALUE ($)
Zillow Group, Inc., Class C *	26,563	1,130,787
		10,616,441

Semiconductors & Semiconductor Equipment 2.8%
Allegro MicroSystems, Inc. *	9,636	286,093
Cirrus Logic, Inc. *	6,856	607,236
Enphase Energy, Inc. *	17,019	1,850,986
Entegris, Inc.	19,094	2,537,975
First Solar, Inc. *	13,610	2,399,443
GLOBALFOUNDRIES, Inc. *	9,988	488,213
Lattice Semiconductor Corp. *	17,444	1,196,658
Marvell Technology, Inc.	109,324	7,205,545
Microchip Technology, Inc.	67,954	6,250,409
MKS Instruments, Inc.	8,509	1,012,401
Monolithic Power Systems, Inc.	5,877	3,933,652
ON Semiconductor Corp. *	55,154	3,869,605
Qorvo, Inc. *	12,527	1,463,655
Skyworks Solutions, Inc.	20,333	2,167,294
Teradyne, Inc.	19,708	2,292,435
Universal Display Corp.	5,994	946,932
Wolfspeed, Inc. *	15,940	430,858
		38,939,390

Software & Services 6.6%
Akamai Technologies, Inc. *	19,099	1,927,662
Amdocs Ltd.	14,740	1,238,013
ANSYS, Inc. *	11,100	3,606,168
AppLovin Corp., Class A *	25,681	1,812,308
Aspen Technology, Inc. *	3,497	688,454
Bentley Systems, Inc., Class B	24,901	1,308,050
Bill Holdings, Inc. *	13,063	814,609
CCC Intelligent Solutions Holdings, Inc. *	43,322	486,073
Cloudflare, Inc., Class A *	37,591	3,285,453
Cognizant Technology Solutions Corp., Class A	64,207	4,217,116
Confluent, Inc., Class A *	24,393	685,931
Crowdstrike Holdings, Inc., Class A *	27,303	7,987,220
Datadog, Inc., Class A *	35,624	4,470,812
DocuSign, Inc., Class A *	25,885	1,465,091
Dolby Laboratories, Inc., Class A	7,438	577,635
DoubleVerify Holdings, Inc. *	17,911	524,792
Dropbox, Inc., Class A *	32,497	752,630
DXC Technology Co. *	24,691	481,228
Dynatrace, Inc. *	33,034	1,496,771
Elastic NV *	10,291	1,051,946
EPAM Systems, Inc. *	7,112	1,673,169
Fair Isaac Corp. *	3,099	3,512,190
Five9, Inc. *	9,209	530,162
Gartner, Inc. *	9,666	3,988,095
Gen Digital, Inc.	70,895	1,427,825
Gitlab, Inc., Class A *	11,576	607,393
Globant SA *	5,289	944,562
GoDaddy, Inc., Class A *	18,007	2,203,697
Guidewire Software, Inc. *	10,448	1,153,459
HashiCorp, Inc., Class A *	12,331	400,264
HubSpot, Inc. *	5,928	3,585,669
Informatica, Inc., Class A *	5,569	172,472
Kyndryl Holdings, Inc. *	28,915	568,469
Manhattan Associates, Inc. *	7,882	1,624,165
MongoDB, Inc., Class A *	8,657	3,161,363
nCino, Inc. *	9,093	265,152
NCR Voyix Corp. *	16,287	199,516
Nutanix, Inc., Class A *	31,065	1,885,645
Okta, Inc. *	19,548	1,817,573
Palantir Technologies, Inc., Class A *	246,275	5,410,662
Pegasystems, Inc.	5,310	315,520
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Procore Technologies, Inc. *	10,134	693,368
PTC, Inc. *	14,650	2,599,496
RingCentral, Inc., Class A *	10,598	313,913
SentinelOne, Inc., Class A *	30,560	645,733
Smartsheet, Inc., Class A *	16,289	616,213
Teradata Corp. *	12,374	459,075
Twilio, Inc., Class A *	21,675	1,297,899
Tyler Technologies, Inc. *	5,323	2,456,831
UiPath, Inc., Class A *	48,815	926,021
Unity Software, Inc. *	37,370	906,970
VeriSign, Inc. *	11,353	1,924,106
Zoom Video Communications, Inc., Class A *	32,973	2,014,650
Zscaler, Inc. *	11,318	1,957,335
		91,136,594

Technology Hardware & Equipment 3.7%
Amphenol Corp., Class A	74,590	9,008,234
Arrow Electronics, Inc. *	6,918	883,221
Avnet, Inc.	11,570	565,426
CDW Corp.	17,288	4,181,276
Ciena Corp. *	18,340	847,858
Cognex Corp.	22,170	920,942
Coherent Corp. *	16,664	910,354
Corning, Inc.	97,285	3,247,373
Crane NXT Co.	6,200	377,022
F5, Inc. *	7,567	1,250,901
Hewlett Packard Enterprise Co.	165,949	2,821,133
HP, Inc.	110,520	3,104,507
IPG Photonics Corp. *	3,802	319,292
Jabil, Inc.	15,945	1,871,305
Juniper Networks, Inc.	40,737	1,418,462
Keysight Technologies, Inc. *	22,301	3,299,210
Littelfuse, Inc.	3,081	710,602
Lumentum Holdings, Inc. *	8,611	376,817
NetApp, Inc.	26,342	2,692,416
Pure Storage, Inc., Class A *	36,882	1,858,853
TD SYNNEX Corp.	8,685	1,023,441
Teledyne Technologies, Inc. *	5,959	2,273,239
Trimble, Inc. *	31,508	1,892,686
Ubiquiti, Inc.	524	56,372
Viasat, Inc. *	15,052	239,477
Vontier Corp.	19,816	805,124
Western Digital Corp. *	41,471	2,937,391
Zebra Technologies Corp., Class A *	6,545	2,058,795
		51,951,729

Telecommunication Services 0.1%
Frontier Communications Parent, Inc. *	31,174	721,366
GCI Liberty, Inc. *(b)	6,049	0
Iridium Communications, Inc.	15,617	480,848
		1,202,214

Transportation 2.0%
Alaska Air Group, Inc. *	15,790	679,286
American Airlines Group, Inc. *	83,226	1,124,383
Avis Budget Group, Inc.	2,409	229,939
CH Robinson Worldwide, Inc.	14,741	1,046,611
Delta Air Lines, Inc.	82,079	4,109,695
Expeditors International of Washington, Inc.	18,510	2,060,348
GXO Logistics, Inc. *	14,900	739,934
Hertz Global Holdings, Inc. *	17,232	78,406
JB Hunt Transport Services, Inc.	10,528	1,711,537
Kirby Corp. *	7,504	818,911
SECURITY	NUMBER OF SHARES	VALUE ($)
Knight-Swift Transportation Holdings, Inc.	20,038	926,357
Landstar System, Inc.	4,554	794,263
Lyft, Inc., Class A *	44,514	696,199
Old Dominion Freight Line, Inc.	25,235	4,585,452
Ryder System, Inc.	5,569	678,583
Saia, Inc. *	3,399	1,348,825
Schneider National, Inc., Class B	6,960	143,933
Southwest Airlines Co.	76,022	1,972,011
U-Haul Holding Co. *	993	62,787
U-Haul Holding Co. - Non Voting	12,774	783,302
United Airlines Holdings, Inc. *	41,774	2,149,690
XPO, Inc. *	14,569	1,565,585
		28,306,037

Utilities 5.4%
AES Corp.	85,484	1,530,164
Alliant Energy Corp.	32,632	1,625,074
Ameren Corp.	33,494	2,474,202
American Water Works Co., Inc.	24,923	3,048,581
Atmos Energy Corp.	19,264	2,271,226
Avangrid, Inc.	9,096	332,277
Brookfield Renewable Corp., Class A	17,147	398,496
CenterPoint Energy, Inc.	80,718	2,352,122
Clearway Energy, Inc., Class C	14,597	341,278
CMS Energy Corp.	37,198	2,254,571
Consolidated Edison, Inc.	44,386	4,190,038
Constellation Energy Corp.	41,151	7,651,617
DTE Energy Co.	26,351	2,907,042
Edison International	48,347	3,435,538
Entergy Corp.	27,072	2,887,770
Essential Utilities, Inc.	32,141	1,175,718
Evergy, Inc.	28,500	1,494,825
Eversource Energy	44,586	2,702,803
FirstEnergy Corp.	69,654	2,670,534
Hawaiian Electric Industries, Inc.	13,885	136,767
IDACORP, Inc.	6,429	609,341
National Fuel Gas Co.	11,311	600,614
NiSource, Inc.	52,909	1,474,045
NRG Energy, Inc.	28,681	2,084,248
OGE Energy Corp.	25,458	882,120
PG&E Corp.	260,597	4,458,815
Pinnacle West Capital Corp.	14,515	1,069,030
PPL Corp.	94,403	2,592,306
Public Service Enterprise Group, Inc.	63,613	4,394,386
UGI Corp.	26,604	679,998
Vistra Corp.	45,186	3,426,906
WEC Energy Group, Inc.	40,364	3,335,681
Xcel Energy, Inc.	70,483	3,787,052
		75,275,185
Total Common Stocks (Cost $1,127,024,666)		1,383,590,279

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	25,500	2,030,310
Total Investment Companies (Cost $1,810,650)		2,030,310
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)	8,229,710	8,229,710
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)(d)	2,391,088	2,391,088
		10,620,798
Total Short-Term Investments (Cost $10,620,798)		10,620,798
Total Investments in Securities (Cost $1,139,456,114)		1,396,241,387

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/21/24	11	3,164,920	(33,305)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,204,365.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,382,388,065	$—	$—	$1,382,388,065
Telecommunication Services	1,202,214	—	0 *	1,202,214
Investment Companies[1]	2,030,310	—	—	2,030,310
Short-Term Investments[1]	10,620,798	—	—	10,620,798
Liabilities
Futures Contracts[2]	(33,305)	—	—	(33,305)
Total	$1,396,208,082	$—	$0	$1,396,208,082

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,139,456,114) including securities on loan of $2,204,365		$1,396,241,387
Deposit with broker for futures contracts		347,300
Receivables:
Fund shares sold		941,202
Dividends		630,878
Income from securities on loan	+	9,874
Total assets		1,398,170,641

Liabilities
Collateral held for securities on loan		2,391,088
Payables:
Investments bought		5,516,395
Fund shares redeemed		737,475
Variation margin on futures contracts		61,002
Investment adviser fees	+	45,668
Total liabilities		8,751,628
Net assets		$1,389,419,013

Net Assets by Source
Capital received from investors		$1,177,433,103
Total distributable earnings	+	211,985,910
Net assets		$1,389,419,013

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,389,419,013		22,900,177		$60.67

See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $5,220)		$11,181,405
Other interest		9,289
Securities on loan, net	+	89,885
Total investment income		11,280,579

Expenses
Investment adviser fees		255,124
Total expenses	–	255,124
Net investment income		11,025,455

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(5,259,138)
Net realized gains on futures contracts	+	1,150,615
Net realized losses		(4,108,523)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		226,387,834
Net change in unrealized appreciation (depreciation) on futures contracts	+	(53,199)
Net change in unrealized appreciation (depreciation)	+	226,334,635
Net realized and unrealized gains		222,226,112
Increase in net assets resulting from operations		$233,251,567
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$11,025,455	$17,187,964
Net realized gains (losses)		(4,108,523)	3,084,904
Net change in unrealized appreciation (depreciation)	+	226,334,635	(41,931,352)
Increase (decrease) in net assets resulting from operations		$233,251,567	($21,658,484 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,556,015 )	($14,308,048 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,143,809	$246,581,438	7,273,631	$391,888,488
Shares reinvested		274,351	15,325,220	225,612	11,761,152
Shares redeemed	+	(2,554,427)	(150,017,663)	(3,886,346)	(208,151,675)
Net transactions in fund shares		1,863,733	$111,888,995	3,612,897	$195,497,965

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,036,444	$1,062,834,466	17,423,547	$903,303,033
Total increase	+	1,863,733	326,584,547	3,612,897	159,531,433
End of period		22,900,177	$1,389,419,013	21,036,444	$1,062,834,466
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$20.39	$18.17	$24.45	$18.56	$20.48	$19.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.63	0.65	0.64	0.47	0.64
Net realized and unrealized gains (losses)	3.13	2.13	(6.14)	5.66	(1.75)	1.39
Total from investment operations	3.46	2.76	(5.49)	6.30	(1.28)	2.03
Less distributions:
Distributions from net investment income	(0.75)	(0.54)	(0.79)	(0.41)	(0.64)	(0.55)
Net asset value at end of period	$23.10	$20.39	$18.17	$24.45	$18.56	$20.48
Total return	17.14%[2]	15.30%	(23.12%)	34.24%	(6.56%)	11.27%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%	0.06%[4]	0.06%	0.06%	0.06%
Net investment income (loss)	2.95%[3]	2.99%	3.12%	2.76%	2.47%	3.32%
Portfolio turnover rate	5%[2]	13%	5%	3%	7%	5%
Net assets, end of period (x 1,000,000)	$9,201	$7,952	$7,127	$8,781	$5,937	$5,443

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.6% OF NET ASSETS

Australia 7.1%
Ampol Ltd.	133,836	3,160,375
ANZ Group Holdings Ltd.	1,683,718	30,380,881
APA Group	719,031	3,837,094
Aristocrat Leisure Ltd.	321,427	8,202,814
ASX Ltd.	111,056	4,536,652
Aurizon Holdings Ltd.	1,016,278	2,496,234
BHP Group Ltd.	2,838,556	77,850,551
BlueScope Steel Ltd.	252,027	3,678,439
Brambles Ltd.	780,902	7,346,451
CAR Group Ltd.	199,064	4,316,405
Cochlear Ltd.	36,310	7,574,555
Coles Group Ltd.	752,919	7,852,356
Commonwealth Bank of Australia	941,512	68,984,147
Computershare Ltd.	304,476	5,349,147
CSL Ltd.	269,733	47,925,102
Dexus	594,607	2,700,830
Endeavour Group Ltd.	783,846	2,695,570
Fortescue Ltd.	942,785	15,626,137
Goodman Group	952,115	19,232,368
GPT Group	1,082,941	2,912,497
IDP Education Ltd.	146,593	1,528,509
Insurance Australia Group Ltd.	1,352,881	5,604,954
James Hardie Industries PLC *	242,907	8,350,646
Lottery Corp. Ltd.	1,224,049	3,818,410
Macquarie Group Ltd.	207,771	24,878,191
Medibank Pvt Ltd.	1,567,393	3,592,243
Mineral Resources Ltd.	96,450	4,375,195
Mirvac Group	2,301,362	3,015,402
National Australia Bank Ltd.	1,741,695	37,755,628
Northern Star Resources Ltd.	640,005	6,066,438
Orica Ltd.	266,888	3,090,225
Origin Energy Ltd.	961,326	6,067,327
Pilbara Minerals Ltd.	1,574,885	4,009,505
Qantas Airways Ltd. *	509,239	1,921,310
QBE Insurance Group Ltd.	841,092	9,621,225
Ramsay Health Care Ltd.	102,855	3,447,722
REA Group Ltd.	29,385	3,368,345
Reece Ltd.	129,225	2,292,407
Rio Tinto Ltd.	204,649	17,031,776
Santos Ltd.	1,835,861	9,009,238
Scentre Group	2,915,076	5,903,174
SEEK Ltd.	198,291	3,063,164
Seven Group Holdings Ltd.	94,664	2,300,250
Sonic Healthcare Ltd.	250,950	4,312,745
South32 Ltd.	2,515,262	5,738,522
Stockland	1,336,324	3,785,961
Suncorp Group Ltd.	705,053	7,530,258
Telstra Group Ltd.	2,239,543	5,291,173
Transurban Group	1,712,797	13,751,120
Treasury Wine Estates Ltd.	453,382	3,516,071
Vicinity Ltd.	2,160,138	2,645,238
Washington H Soul Pattinson & Co. Ltd.	134,635	2,817,586
Wesfarmers Ltd.	633,533	27,140,064
SECURITY	NUMBER OF SHARES	VALUE ($)
Westpac Banking Corp.	1,954,287	32,453,561
WiseTech Global Ltd.	91,970	5,418,186
Woodside Energy Group Ltd.	1,054,412	18,891,905
Woolworths Group Ltd.	679,868	13,948,928
Xero Ltd. *	79,724	6,189,627
		650,200,834

Austria 0.2%
Erste Group Bank AG	194,372	9,064,553
OMV AG	81,452	3,865,012
Verbund AG	37,628	2,874,446
voestalpine AG	64,179	1,713,905
		17,517,916

Belgium 0.9%
Ageas SA	88,604	4,067,062
Anheuser-Busch InBev SA	489,276	29,245,876
Argenx SE *	33,076	12,355,996
D'ieteren Group	12,348	2,663,742
Elia Group SA	16,766	1,614,257
Groupe Bruxelles Lambert NV	47,505	3,526,295
KBC Group NV	140,426	10,431,427
Lotus Bakeries NV	237	2,385,097
Sofina SA	8,336	1,951,301
Syensqo SA *	41,006	3,800,913
UCB SA	69,915	9,271,437
Umicore SA	114,477	2,535,692
Warehouses De Pauw CVA	99,112	2,620,953
		86,470,048

Denmark 3.7%
AP Moller - Maersk AS, Class A	1,811	2,568,339
AP Moller - Maersk AS, Class B	2,259	3,273,445
Carlsberg AS, Class B	54,925	7,388,118
Coloplast AS, Class B	69,549	8,385,182
Danske Bank AS	386,447	11,124,645
Demant AS *	57,455	2,743,589
DSV AS	97,637	13,871,229
Genmab AS *	36,909	10,247,042
Novo Nordisk AS, Class B	1,825,796	234,144,085
Novonesis (Novozymes) B, Class B	209,105	11,579,547
Orsted AS *	104,926	5,766,556
Pandora AS	46,798	7,122,650
Rockwool AS, B Shares	4,990	1,626,684
Svitzer AS *	8,140	273,531
Tryg AS	196,999	3,899,049
Vestas Wind Systems AS *	562,004	15,060,939
		339,074,630

Finland 1.0%
Elisa OYJ	77,986	3,516,339
Fortum OYJ	256,373	3,378,328
Kesko OYJ, B Shares	158,051	2,698,306
Kone OYJ, B Shares	190,823	9,302,047
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Metso OYJ	365,369	4,142,225
Neste OYJ	235,108	5,329,691
Nokia OYJ	2,978,297	10,827,156
Nordea Bank Abp	1,756,819	20,586,856
Orion OYJ, B Shares	59,753	2,282,272
Sampo OYJ, A Shares	252,492	10,246,988
Stora Enso OYJ, R Shares	321,685	4,285,046
UPM-Kymmene OYJ	294,163	10,308,976
Wartsila OYJ Abp	263,307	4,857,354
		91,761,584

France 12.0%
Accor SA	106,011	4,646,004
Aeroports de Paris SA	19,435	2,468,531
Air Liquide SA	294,069	57,513,621
Airbus SE	330,449	54,377,938
Alstom SA	166,813	2,630,319
Amundi SA	34,265	2,390,477
ArcelorMittal SA	294,996	7,369,840
Arkema SA	33,318	3,437,976
AXA SA	1,022,833	35,340,492
BioMerieux	23,113	2,457,003
BNP Paribas SA	574,279	41,326,186
Bollore SE	411,955	2,673,895
Bouygues SA	108,472	3,997,767
Bureau Veritas SA	181,258	5,286,504
Capgemini SE	86,577	18,196,841
Carrefour SA	322,783	5,430,251
Cie de Saint-Gobain SA	253,465	20,044,682
Cie Generale des Etablissements Michelin SCA	378,743	14,550,793
Covivio SA	25,895	1,288,953
Credit Agricole SA	590,596	9,138,430
Danone SA	360,431	22,558,416
Dassault Aviation SA	11,352	2,429,881
Dassault Systemes SE	371,909	14,598,144
Edenred SE	140,294	6,657,212
Eiffage SA	40,776	4,350,735
Engie SA *	1,017,886	17,671,121
EssilorLuxottica SA	165,704	35,333,332
Eurazeo SE *	23,823	2,145,919
Eurofins Scientific SE	75,145	4,605,542
Euronext NV	48,045	4,326,491
Gecina SA	25,380	2,591,343
Getlink SE	198,033	3,371,253
Hermes International SCA	17,854	42,742,301
Ipsen SA	21,442	2,608,126
Kering SA	41,504	14,545,873
Klepierre SA	123,079	3,304,967
La Francaise des Jeux SAEM	57,938	2,183,379
Legrand SA	146,623	15,067,949
L'Oreal SA	134,251	62,944,004
LVMH Moet Hennessy Louis Vuitton SE	153,938	126,450,217
Orange SA	1,050,268	11,689,780
Pernod Ricard SA	113,813	17,213,320
Publicis Groupe SA	126,141	13,919,253
Remy Cointreau SA	12,394	1,175,815
Renault SA	106,554	5,277,975
Rexel SA	122,721	3,180,909
Safran SA	192,314	41,699,846
Sanofi SA	634,966	62,730,231
Sartorius Stedim Biotech	16,604	3,575,954
Schneider Electric SE	305,393	69,633,689
SEB SA	13,593	1,604,304
Societe Generale SA	405,565	10,927,970
Sodexo SA	49,028	4,269,036
SECURITY	NUMBER OF SHARES	VALUE ($)
STMicroelectronics NV	380,345	15,055,910
Teleperformance SE *	31,410	2,845,266
Thales SA	53,293	8,956,816
TotalEnergies SE	1,215,685	88,257,221
Unibail-Rodamco-Westfield *	67,215	5,601,224
Veolia Environnement SA	384,560	11,955,083
Vinci SA	281,545	32,990,347
Vivendi SE	376,860	3,834,057
Worldline SA *	133,552	1,385,268
		1,102,831,982

Germany 8.1%
adidas AG	90,034	21,696,673
Allianz SE	219,798	62,375,382
BASF SE	498,150	26,101,342
Bayer AG	547,372	15,967,216
Bayerische Motoren Werke AG	177,125	19,297,643
Bechtle AG	45,919	2,216,034
Beiersdorf AG	56,220	8,450,067
Brenntag SE	75,260	6,006,003
Carl Zeiss Meditec AG, Bearer Shares	22,012	2,322,549
Commerzbank AG	585,631	8,703,730
Continental AG	61,267	3,970,793
Covestro AG *	106,924	5,355,218
Daimler Truck Holding AG	298,285	13,451,528
Delivery Hero SE *	101,228	2,832,112
Deutsche Bank AG	1,080,982	17,266,000
Deutsche Boerse AG	106,144	20,463,707
Deutsche Lufthansa AG *	348,156	2,491,623
Deutsche Post AG	552,689	23,141,048
Deutsche Telekom AG	1,806,939	41,388,956
E.ON SE	1,254,839	16,616,537
Evonik Industries AG	124,778	2,600,456
Fresenius Medical Care AG	116,162	4,890,734
Fresenius SE & Co. KGaA	234,428	6,995,420
GEA Group AG *	92,105	3,717,356
Hannover Rueck SE	33,690	8,356,601
Heidelberg Materials AG	72,221	7,268,008
Henkel AG & Co. KGaA	54,618	3,927,500
Infineon Technologies AG	729,774	25,325,375
Knorr-Bremse AG	41,353	3,068,622
LEG Immobilien SE *	40,928	3,474,310
Mercedes-Benz Group AG	446,834	33,798,920
Merck KGaA	72,386	11,502,256
MTU Aero Engines AG	29,813	7,182,456
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	75,993	33,422,372
Nemetschek SE	32,032	2,830,644
Puma SE	60,686	2,801,933
Qiagen NV *	123,296	5,147,812
Rational AG	2,983	2,544,492
Rheinmetall AG	24,443	13,469,189
RWE AG	354,367	12,344,564
SAP SE	584,913	105,616,068
Scout24 SE	42,169	3,097,636
Siemens AG	425,692	79,746,371
Siemens Energy AG *	287,879	5,911,149
Siemens Healthineers AG	158,550	8,792,783
Symrise AG, Class A	73,744	7,904,741
Talanx AG	35,946	2,703,662
Volkswagen AG	18,164	2,564,268
Vonovia SE	409,809	11,841,851
Zalando SE *	123,113	3,221,284
		746,182,994

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.9%
AIA Group Ltd.	6,340,400	46,439,327
BOC Hong Kong Holdings Ltd.	2,051,090	6,286,782
CK Asset Holdings Ltd.	1,096,711	4,678,103
CK Hutchison Holdings Ltd.	1,516,025	7,362,988
CK Infrastructure Holdings Ltd.	347,500	1,963,075
CLP Holdings Ltd.	916,926	7,212,597
ESR Group Ltd.	957,134	1,048,894
Futu Holdings Ltd., ADR *	31,008	1,994,124
Galaxy Entertainment Group Ltd.	1,216,000	5,456,061
Hang Lung Properties Ltd.	1,004,000	1,108,126
Hang Seng Bank Ltd.	426,840	5,628,558
Henderson Land Development Co. Ltd.	805,735	2,429,147
HKT Trust & HKT Ltd.	2,099,000	2,317,248
Hong Kong & China Gas Co. Ltd.	6,201,696	4,715,472
Hong Kong Exchanges & Clearing Ltd.	671,465	21,335,404
Hongkong Land Holdings Ltd.	598,001	1,910,720
Jardine Matheson Holdings Ltd.	88,617	3,400,234
Link REIT	1,442,540	6,180,984
MTR Corp. Ltd.	884,860	2,908,036
Power Assets Holdings Ltd.	782,938	4,491,050
Sands China Ltd. *	1,402,000	3,306,819
Sino Land Co. Ltd.	2,204,425	2,356,969
SITC International Holdings Co. Ltd.	800,000	1,734,875
Sun Hung Kai Properties Ltd.	808,604	7,459,337
Swire Pacific Ltd., A Shares	242,590	2,054,424
Swire Properties Ltd.	628,400	1,299,636
Techtronic Industries Co. Ltd.	774,500	10,703,040
WH Group Ltd.	4,787,789	3,479,956
Wharf Holdings Ltd.	591,000	1,901,458
Wharf Real Estate Investment Co. Ltd.	930,188	2,885,920
		176,049,364

Ireland 0.4%
AIB Group PLC	874,775	4,527,986
Bank of Ireland Group PLC	594,169	6,339,445
Kerry Group PLC, Class A	87,322	7,514,790
Kingspan Group PLC	86,756	7,716,737
Smurfit Kappa Group PLC	145,625	6,309,867
		32,408,825

Israel 0.7%
Azrieli Group Ltd.	23,908	1,538,248
Bank Hapoalim BM	705,600	6,356,345
Bank Leumi Le-Israel BM	851,946	6,638,456
Check Point Software Technologies Ltd. *	52,575	7,855,757
CyberArk Software Ltd. *	23,395	5,597,254
Elbit Systems Ltd.	14,715	2,995,351
Global-e Online Ltd. *	55,716	1,868,157
ICL Group Ltd.	422,222	1,981,897
Israel Discount Bank Ltd., A Shares	675,813	3,466,395
Mizrahi Tefahot Bank Ltd.	84,528	3,078,022
Monday.com Ltd. *	16,008	3,030,795
Nice Ltd. *	35,795	8,004,131
Teva Pharmaceutical Industries Ltd., ADR *	630,039	8,852,048
Wix.com Ltd. *	29,969	3,562,415
		64,825,271

Italy 2.7%
Amplifon SpA	70,734	2,361,547
Assicurazioni Generali SpA	566,160	13,804,362
Banco BPM SpA	668,039	4,386,104
SECURITY	NUMBER OF SHARES	VALUE ($)
Davide Campari-Milano NV	347,322	3,483,223
DiaSorin SpA	13,747	1,388,410
Enel SpA	4,526,029	29,747,059
Eni SpA	1,221,500	19,619,351
Ferrari NV	70,173	28,860,373
FinecoBank Banca Fineco SpA	338,015	5,178,309
Infrastrutture Wireless Italiane SpA	180,279	1,932,038
Intesa Sanpaolo SpA	8,279,996	30,992,069
Leonardo SpA	224,665	5,163,262
Mediobanca Banca di Credito Finanziario SpA	312,469	4,439,592
Moncler SpA	113,434	7,722,833
Nexi SpA *	326,368	1,898,860
Poste Italiane SpA	252,540	3,208,046
Prysmian SpA	145,137	7,874,893
Recordati Industria Chimica e Farmaceutica SpA	60,695	3,229,785
Snam SpA	1,162,786	5,320,061
Stellantis NV	1,240,217	27,441,657
Telecom Italia SpA *(a)	5,362,285	1,271,266
Tenaris SA	268,174	4,453,620
Terna - Rete Elettrica Nazionale	780,635	6,254,378
UniCredit SpA	859,462	31,546,008
		251,577,106

Japan 22.8%
Advantest Corp.	430,792	13,484,071
Aeon Co. Ltd.	368,400	7,702,617
AGC, Inc.	110,893	4,100,183
Aisin Corp.	85,900	3,267,313
Ajinomoto Co., Inc.	262,900	9,775,003
ANA Holdings, Inc.	93,400	1,773,853
Asahi Group Holdings Ltd.	267,200	9,140,633
Asahi Intecc Co. Ltd.	121,700	1,783,232
Asahi Kasei Corp.	709,200	4,944,636
Astellas Pharma, Inc.	1,002,450	9,621,410
Azbil Corp.	69,200	1,932,756
Bandai Namco Holdings, Inc.	332,400	6,210,952
Bridgestone Corp.	314,857	13,893,689
Brother Industries Ltd.	127,700	2,258,880
Canon, Inc.	556,295	15,056,286
Capcom Co. Ltd.	200,800	3,305,657
Central Japan Railway Co.	431,300	9,862,958
Chiba Bank Ltd.	293,000	2,474,989
Chubu Electric Power Co., Inc.	357,300	4,586,287
Chugai Pharmaceutical Co. Ltd.	375,700	11,948,703
Concordia Financial Group Ltd.	586,700	3,161,219
Dai Nippon Printing Co. Ltd.	115,048	3,350,900
Daifuku Co. Ltd.	166,190	3,404,203
Dai-ichi Life Holdings, Inc.	519,900	12,041,421
Daiichi Sankyo Co. Ltd.	1,031,000	34,701,073
Daikin Industries Ltd.	147,900	20,187,062
Daito Trust Construction Co. Ltd.	32,400	3,473,096
Daiwa House Industry Co. Ltd.	329,900	9,283,023
Daiwa Securities Group, Inc.	737,000	5,416,256
Denso Corp.	1,051,400	17,919,134
Dentsu Group, Inc.	111,900	3,027,250
Disco Corp.	51,500	14,669,554
East Japan Railway Co.	509,880	9,345,571
Eisai Co. Ltd.	141,700	5,819,481
ENEOS Holdings, Inc.	1,604,400	7,412,667
FANUC Corp.	531,700	15,748,573
Fast Retailing Co. Ltd.	97,800	25,571,670
Fuji Electric Co. Ltd.	72,200	4,491,121
FUJIFILM Holdings Corp.	625,133	13,298,127
Fujitsu Ltd.	982,900	15,183,978
GLP J-Reit	2,428	1,974,722
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hamamatsu Photonics KK	75,300	2,759,118
Hankyu Hanshin Holdings, Inc.	126,900	3,327,094
Hikari Tsushin, Inc.	11,693	1,900,367
Hirose Electric Co. Ltd.	17,064	1,811,271
Hitachi Construction Machinery Co. Ltd.	58,453	1,669,551
Hitachi Ltd.	517,115	47,709,375
Honda Motor Co. Ltd.	2,576,117	29,309,969
Hoshizaki Corp.	60,400	2,081,305
Hoya Corp.	195,707	22,690,233
Hulic Co. Ltd.	218,500	2,013,402
Ibiden Co. Ltd.	65,900	2,505,088
Idemitsu Kosan Co. Ltd.	554,315	3,755,549
Iida Group Holdings Co. Ltd.	95,300	1,216,591
Inpex Corp.	538,400	8,065,123
Isuzu Motors Ltd.	333,300	4,223,860
ITOCHU Corp.	667,100	30,096,038
Japan Airlines Co. Ltd.	76,700	1,359,029
Japan Exchange Group, Inc.	283,400	6,637,373
Japan Metropolitan Fund Invest	3,872	2,337,636
Japan Post Bank Co. Ltd.	815,900	8,281,636
Japan Post Holdings Co. Ltd.	1,168,200	11,218,572
Japan Post Insurance Co. Ltd.	109,700	2,059,516
Japan Real Estate Investment Corp.	722	2,448,403
Japan Tobacco, Inc.	667,700	17,962,209
JFE Holdings, Inc.	320,200	4,779,214
Kajima Corp.	239,900	4,595,784
Kansai Electric Power Co., Inc.	391,300	5,861,446
Kao Corp.	262,319	10,821,236
Kawasaki Kisen Kaisha Ltd.	216,600	3,051,868
KDDI Corp.	831,100	23,062,009
KDX Realty Investment Corp.	2,349	2,316,906
Keisei Electric Railway Co. Ltd.	80,256	2,989,770
Keyence Corp.	109,000	47,934,886
Kikkoman Corp.	374,885	4,466,907
Kintetsu Group Holdings Co. Ltd.	98,400	2,529,723
Kirin Holdings Co. Ltd.	432,300	6,310,541
Kobe Bussan Co. Ltd.	89,600	1,935,116
Koito Manufacturing Co. Ltd.	110,100	1,480,926
Komatsu Ltd.	516,109	15,409,027
Konami Group Corp.	58,100	3,505,598
Kubota Corp.	559,700	8,977,434
Kyocera Corp.	718,900	8,762,412
Kyowa Kirin Co. Ltd.	149,000	2,502,284
Lasertec Corp.	42,400	9,145,906
LY Corp.	1,528,400	3,672,183
M3, Inc.	253,000	2,676,278
Makita Corp.	129,100	3,737,558
Marubeni Corp.	801,400	14,278,022
MatsukiyoCocokara & Co.	189,700	2,690,084
Mazda Motor Corp.	312,900	3,541,864
McDonald's Holdings Co. Japan Ltd.	50,000	2,199,434
MEIJI Holdings Co. Ltd.	127,000	2,841,543
Minebea Mitsumi, Inc.	200,000	3,746,068
MISUMI Group, Inc.	154,200	2,506,962
Mitsubishi Chemical Group Corp.	705,500	4,115,793
Mitsubishi Corp.	1,927,100	44,071,944
Mitsubishi Electric Corp.	1,074,900	18,735,428
Mitsubishi Estate Co. Ltd.	626,202	11,474,967
Mitsubishi HC Capital, Inc.	436,938	2,829,629
Mitsubishi Heavy Industries Ltd.	1,786,300	15,971,508
Mitsubishi UFJ Financial Group, Inc.	6,206,809	61,828,201
Mitsui & Co. Ltd.	721,200	34,816,421
Mitsui Chemicals, Inc.	93,300	2,655,587
Mitsui Fudosan Co. Ltd.	1,474,131	15,002,323
Mitsui OSK Lines Ltd.	195,300	6,198,741
Mizuho Financial Group, Inc.	1,347,413	26,044,291
MonotaRO Co. Ltd.	150,600	1,804,923
SECURITY	NUMBER OF SHARES	VALUE ($)
MS&AD Insurance Group Holdings, Inc.	722,386	12,987,804
Murata Manufacturing Co. Ltd.	958,400	17,512,036
NEC Corp.	137,900	9,984,234
Nexon Co. Ltd.	190,900	2,976,388
NIDEC Corp.	231,100	10,823,070
Nintendo Co. Ltd.	579,390	28,256,254
Nippon Building Fund, Inc.	871	3,327,912
NIPPON EXPRESS HOLDINGS, Inc.	41,300	2,112,837
Nippon Paint Holdings Co. Ltd.	548,100	3,508,396
Nippon Prologis REIT, Inc.	1,269	2,193,383
Nippon Sanso Holdings Corp.	99,900	2,967,270
Nippon Steel Corp.	480,141	10,764,237
Nippon Telegraph & Telephone Corp.	16,755,875	18,090,681
Nippon Yusen KK	260,200	7,387,200
Nissan Chemical Corp.	73,166	2,494,095
Nissan Motor Co. Ltd.	1,379,296	5,047,814
Nissin Foods Holdings Co. Ltd.	111,300	2,970,100
Nitori Holdings Co. Ltd.	44,600	5,968,954
Nitto Denko Corp.	81,700	6,755,415
Nomura Holdings, Inc.	1,683,900	9,581,359
Nomura Real Estate Holdings, Inc.	60,900	1,705,024
Nomura Real Estate Master Fund, Inc.	2,323	2,220,602
Nomura Research Institute Ltd.	213,000	5,154,150
NTT Data Group Corp.	357,700	5,593,647
Obayashi Corp.	372,500	4,157,394
Obic Co. Ltd.	40,000	5,138,659
Odakyu Electric Railway Co. Ltd.	171,700	1,930,369
Olympus Corp.	667,700	9,300,867
Omron Corp.	96,900	3,325,838
Ono Pharmaceutical Co. Ltd.	212,500	3,060,713
Oracle Corp.	21,200	1,590,945
Oriental Land Co. Ltd.	606,700	16,739,893
ORIX Corp.	655,500	13,415,076
Osaka Gas Co. Ltd.	215,200	4,785,159
Otsuka Corp.	126,000	2,505,903
Otsuka Holdings Co. Ltd.	236,900	10,129,096
Pan Pacific International Holdings Corp.	210,000	4,932,065
Panasonic Holdings Corp.	1,241,912	10,839,966
Rakuten Group, Inc. *	857,620	4,124,674
Recruit Holdings Co. Ltd.	802,300	34,552,943
Renesas Electronics Corp.	821,300	13,334,423
Resona Holdings, Inc.	1,185,185	7,494,807
Ricoh Co. Ltd.	321,000	2,769,284
Rohm Co. Ltd.	184,700	2,655,034
SBI Holdings, Inc.	141,190	3,437,714
SCREEN Holdings Co. Ltd.	44,700	4,612,018
SCSK Corp.	85,600	1,556,139
Secom Co. Ltd.	118,700	8,245,195
Seiko Epson Corp.	164,500	2,706,023
Sekisui Chemical Co. Ltd.	207,300	3,015,808
Sekisui House Ltd.	328,469	7,548,334
Seven & i Holdings Co. Ltd.	1,272,409	16,441,044
SG Holdings Co. Ltd.	186,628	2,184,497
Sharp Corp. *	142,700	749,056
Shimadzu Corp.	129,300	3,512,830
Shimano, Inc.	43,000	6,988,058
Shimizu Corp.	309,800	1,919,042
Shin-Etsu Chemical Co. Ltd.	1,006,400	38,956,677
Shionogi & Co. Ltd.	136,300	6,365,313
Shiseido Co. Ltd.	221,200	5,921,134
Shizuoka Financial Group, Inc.	249,100	2,325,061
SMC Corp.	31,900	16,759,193
SoftBank Corp.	1,612,000	19,443,437
SoftBank Group Corp.	576,600	28,357,533
Sompo Holdings, Inc.	497,100	9,837,666
Sony Group Corp.	703,300	58,128,685
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Square Enix Holdings Co. Ltd.	46,700	1,688,071
Subaru Corp.	335,800	7,498,073
SUMCO Corp.	201,000	2,997,574
Sumitomo Corp.	581,300	15,286,531
Sumitomo Electric Industries Ltd.	406,700	6,286,083
Sumitomo Metal Mining Co. Ltd.	140,000	4,677,209
Sumitomo Mitsui Financial Group, Inc.	709,846	40,321,932
Sumitomo Mitsui Trust Holdings, Inc.	361,200	7,594,165
Sumitomo Realty & Development Co. Ltd.	163,900	5,671,579
Suntory Beverage & Food Ltd.	80,100	2,606,073
Suzuki Motor Corp.	882,400	10,276,236
Sysmex Corp.	279,900	4,475,706
T&D Holdings, Inc.	277,300	4,524,795
Taisei Corp.	93,700	3,430,394
Takeda Pharmaceutical Co. Ltd.	878,590	23,091,161
TDK Corp.	219,100	9,774,267
Terumo Corp.	751,400	12,746,842
TIS, Inc.	121,100	2,586,281
Tobu Railway Co. Ltd.	105,500	2,093,170
Toho Co. Ltd.	61,208	2,050,611
Tokio Marine Holdings, Inc.	1,010,997	31,953,961
Tokyo Electric Power Co. Holdings, Inc. *	846,690	5,266,648
Tokyo Electron Ltd.	263,700	57,841,471
Tokyo Gas Co. Ltd.	207,440	4,652,309
Tokyu Corp.	275,200	3,257,696
TOPPAN Holdings, Inc.	126,900	3,010,568
Toray Industries, Inc.	793,400	3,626,409
TOTO Ltd.	79,300	2,146,214
Toyota Industries Corp.	81,700	7,763,688
Toyota Motor Corp.	5,933,615	135,337,303
Toyota Tsusho Corp.	120,369	7,653,049
Trend Micro, Inc.	76,800	3,784,565
Unicharm Corp.	223,600	6,643,856
USS Co. Ltd.	225,600	1,723,425
West Japan Railway Co.	240,664	4,568,151
Yakult Honsha Co. Ltd.	147,900	2,892,885
Yamaha Corp.	74,000	1,559,415
Yamaha Motor Co. Ltd.	505,600	4,715,841
Yamato Holdings Co. Ltd.	146,300	1,932,137
Yaskawa Electric Corp.	132,600	5,463,466
Yokogawa Electric Corp.	128,700	2,843,730
Zensho Holdings Co. Ltd.	54,100	2,096,873
ZOZO, Inc.	76,500	1,647,693
		2,100,155,795

Netherlands 4.9%
ABN AMRO Bank NV, GDR	272,024	4,357,433
Adyen NV *	12,155	14,561,691
Aegon Ltd.	797,671	4,967,772
AerCap Holdings NV *	111,797	9,445,729
Akzo Nobel NV	94,170	6,213,520
ASM International NV	26,143	16,444,964
ASML Holding NV	225,637	196,532,694
ASR Nederland NV	89,616	4,484,339
BE Semiconductor Industries NV	42,778	5,675,529
Coca-Cola Europacific Partners PLC	116,507	8,390,834
DSM-Firmenich AG	104,094	11,674,609
EXOR NV	51,856	5,661,403
Heineken Holding NV	73,300	5,896,544
Heineken NV	161,915	15,757,512
IMCD NV *	32,144	4,849,713
ING Groep NV	1,854,628	29,322,161
JDE Peet's NV	53,526	1,189,325
Koninklijke Ahold Delhaize NV	529,567	16,074,576
Koninklijke KPN NV	1,890,969	6,872,030
SECURITY	NUMBER OF SHARES	VALUE ($)
Koninklijke Philips NV	436,450	11,590,450
NN Group NV	150,649	6,949,571
OCI NV	58,728	1,579,582
Prosus NV	811,234	27,143,855
Randstad NV	58,640	2,940,851
Universal Music Group NV	458,240	13,479,214
Wolters Kluwer NV	139,075	20,820,429
		452,876,330

New Zealand 0.2%
Auckland International Airport Ltd.	734,923	3,399,468
EBOS Group Ltd.	86,836	1,793,954
Fisher & Paykel Healthcare Corp. Ltd.	326,714	5,471,722
Mercury NZ Ltd.	386,079	1,451,431
Meridian Energy Ltd.	683,511	2,416,552
Spark New Zealand Ltd.	1,036,536	2,913,414
		17,446,541

Norway 0.6%
Aker BP ASA	176,369	4,277,502
DNB Bank ASA	509,284	8,876,384
Equinor ASA	506,399	13,474,450
Gjensidige Forsikring ASA	119,153	1,910,415
Kongsberg Gruppen ASA	49,946	3,525,843
Mowi ASA	254,134	4,461,805
Norsk Hydro ASA	740,264	4,549,205
Orkla ASA	401,311	2,729,882
Salmar ASA	36,366	2,287,824
Telenor ASA	353,539	4,070,544
Yara International ASA	91,735	2,614,920
		52,778,774

Portugal 0.2%
EDP - Energias de Portugal SA *	1,758,998	6,605,331
EDP Renovaveis SA	168,413	2,305,604
Galp Energia SGPS SA	256,258	5,504,719
Jeronimo Martins SGPS SA	157,896	3,248,195
		17,663,849

Singapore 1.4%
CapitaLand Ascendas REIT	2,035,995	3,856,625
CapitaLand Integrated Commercial Trust	3,015,510	4,298,595
CapitaLand Investment Ltd. *	1,427,549	2,760,669
City Developments Ltd.	289,700	1,298,416
DBS Group Holdings Ltd.	1,112,682	28,325,994
Genting Singapore Ltd.	3,342,400	2,230,616
Grab Holdings Ltd., Class A *	1,073,323	3,756,631
Jardine Cycle & Carriage Ltd.	54,600	1,053,684
Keppel Ltd.	804,300	4,023,035
Mapletree Logistics Trust	1,893,728	1,858,319
Mapletree Pan Asia Commercial Trust	1,273,700	1,167,184
Oversea-Chinese Banking Corp. Ltd.	1,900,401	19,729,135
Sea Ltd., ADR *	206,520	13,049,999
Seatrium Ltd. *	26,443,325	1,888,992
Sembcorp Industries Ltd.	517,000	2,020,473
Singapore Airlines Ltd.	813,750	3,882,905
Singapore Exchange Ltd.	494,100	3,370,515
Singapore Technologies Engineering Ltd.	849,549	2,495,534
Singapore Telecommunications Ltd.	4,670,337	8,099,645
United Overseas Bank Ltd.	705,733	15,660,770
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wilmar International Ltd.	1,066,034	2,505,790
		127,333,526

Spain 2.6%
Acciona SA	13,188	1,524,613
ACS Actividades de Construccion y Servicios SA	115,572	4,628,711
Aena SME SA	42,121	7,676,113
Amadeus IT Group SA	250,510	15,900,853
Banco Bilbao Vizcaya Argentaria SA	3,252,493	35,172,372
Banco Santander SA (a)	9,035,987	43,965,787
CaixaBank SA	2,109,271	11,123,360
Cellnex Telecom SA *	252,450	8,344,658
Enagas SA	137,799	2,020,962
Endesa SA	174,227	3,177,141
Ferrovial SE	289,046	10,395,645
Grifols SA *	183,481	1,679,301
Iberdrola SA	3,462,492	42,455,609
Industria de Diseno Textil SA	607,950	27,680,535
Redeia Corp. SA	226,558	3,782,070
Repsol SA	683,579	10,729,510
Telefonica SA	2,733,923	12,246,870
		242,504,110

Sweden 3.0%
Alfa Laval AB	160,046	6,813,919
Assa Abloy AB, B Shares	572,010	15,113,307
Atlas Copco AB, A Shares	1,494,459	26,177,067
Atlas Copco AB, B Shares	878,213	13,168,116
Beijer Ref AB (a)	215,577	3,038,204
Boliden AB (a)	151,679	4,984,884
Epiroc AB, A Shares	366,194	6,769,961
Epiroc AB, B Shares	222,125	3,681,939
EQT AB	211,021	5,693,210
Essity AB, B Shares	337,127	8,411,232
Evolution AB	102,373	11,310,696
Fastighets AB Balder, B Shares *	354,296	2,233,236
Getinge AB, B Shares	132,855	2,796,919
H & M Hennes & Mauritz AB, B Shares (a)	360,839	5,735,463
Hexagon AB, B Shares	1,156,681	12,100,007
Holmen AB, B Shares	44,602	1,737,126
Husqvarna AB, B Shares	196,751	1,595,888
Industrivarden AB, A Shares	76,002	2,447,532
Industrivarden AB, C Shares	78,960	2,538,550
Indutrade AB	148,535	3,417,138
Investment AB Latour, B Shares	81,680	1,968,129
Investor AB, B Shares	960,383	23,522,414
L E Lundbergforetagen AB, B Shares	44,511	2,193,850
Lifco AB, B Shares	129,890	3,147,051
Nibe Industrier AB, B Shares (a)	842,772	3,888,736
Saab AB, B Shares	46,142	3,653,003
Sagax AB, B Shares	115,072	2,881,640
Sandvik AB	609,954	12,158,538
Securitas AB, B Shares (a)	275,103	2,756,972
Skandinaviska Enskilda Banken AB, A Shares	887,568	11,623,964
Skanska AB, B Shares	191,665	3,292,480
SKF AB, B Shares	191,266	3,932,058
Svenska Cellulosa AB SCA, B Shares	338,623	4,962,608
Svenska Handelsbanken AB, A Shares	817,088	7,006,793
Swedbank AB, A Shares	479,262	9,164,574
Swedish Orphan Biovitrum AB *	109,897	2,846,050
Tele2 AB, B Shares	297,520	2,774,986
Telefonaktiebolaget LM Ericsson, B Shares	1,623,379	8,238,462
SECURITY	NUMBER OF SHARES	VALUE ($)
Telia Co. AB	1,317,913	3,014,694
Volvo AB, A Shares	113,484	2,988,742
Volvo AB, B Shares	840,965	21,405,233
Volvo Car AB, B Shares *	409,365	1,270,764
		278,456,135

Switzerland 9.1%
ABB Ltd.	891,894	43,335,736
Adecco Group AG	88,523	3,096,752
Alcon, Inc.	277,478	21,276,119
Avolta AG *	54,480	2,060,261
Bachem Holding AG	19,156	1,662,008
Baloise Holding AG	25,617	3,871,058
Banque Cantonale Vaudoise	16,863	1,763,441
Barry Callebaut AG	1,921	3,104,283
BKW AG	12,413	1,842,560
Chocoladefabriken Lindt & Spruengli AG	61	7,039,562
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	526	6,058,971
Cie Financiere Richemont SA, Class A	302,075	41,754,930
Clariant AG *	131,945	1,974,005
EMS-Chemie Holding AG	4,103	3,273,518
Geberit AG	18,611	9,934,202
Givaudan SA	5,166	22,093,786
Helvetia Holding AG	20,836	2,725,464
Holcim AG	290,029	24,277,661
Julius Baer Group Ltd.	114,211	6,128,374
Kuehne & Nagel International AG (a)	30,034	7,937,880
Logitech International SA	91,498	7,123,776
Lonza Group AG	41,727	23,033,021
Nestle SA	1,495,113	150,109,581
Novartis AG	1,146,432	111,269,796
Partners Group Holding AG	12,721	16,366,407
Roche Holding AG	392,383	94,020,537
Roche Holding AG, Bearer Shares	18,699	4,918,929
Sandoz Group AG *	234,630	7,974,345
Schindler Holding AG	12,826	3,125,103
Schindler Holding AG, Participation Certificates	22,440	5,593,309
SGS SA	84,770	7,464,476
SIG Group AG	169,287	3,382,921
Sika AG	85,173	24,228,430
Sonova Holding AG	28,656	7,921,439
Straumann Holding AG	62,086	8,253,560
Swatch Group AG	32,748	1,357,714
Swatch Group AG, Bearer Shares	15,880	3,336,567
Swiss Life Holding AG	16,307	11,003,239
Swiss Prime Site AG	42,595	3,932,917
Swiss Re AG	167,717	18,231,737
Swisscom AG	14,622	8,021,725
Temenos AG	35,842	2,229,638
UBS Group AG	1,835,120	48,196,248
VAT Group AG	14,974	7,454,966
Zurich Insurance Group AG	81,655	39,524,802
		833,285,754

United Kingdom 15.1%
3i Group PLC	541,403	19,342,944
abrdn PLC	1,071,465	1,953,903
Admiral Group PLC	143,464	4,883,104
Anglo American PLC	707,632	23,123,616
Antofagasta PLC	224,490	6,158,160
Ashtead Group PLC	245,069	17,794,926
Associated British Foods PLC	193,078	6,390,434
AstraZeneca PLC	867,217	131,165,587
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Auto Trader Group PLC	502,156	4,353,431
Aviva PLC	1,542,632	8,956,751
BAE Systems PLC	1,692,193	28,144,922
Barclays PLC	8,458,192	21,325,575
Barratt Developments PLC	548,983	3,101,820
Berkeley Group Holdings PLC	57,236	3,361,219
BP PLC	9,549,071	61,549,846
British American Tobacco PLC	1,122,384	32,949,010
BT Group PLC	3,647,005	4,663,802
Bunzl PLC	191,106	7,328,493
Burberry Group PLC	206,814	2,959,226
Centrica PLC	2,970,617	4,741,912
Coca-Cola HBC AG	124,877	4,030,870
Compass Group PLC	954,580	26,550,410
CRH PLC	387,568	30,013,568
Croda International PLC	74,793	4,283,885
DCC PLC	55,439	3,785,967
Diageo PLC	1,249,118	43,169,107
Endeavour Mining PLC	107,158	2,268,869
Entain PLC	355,088	3,464,312
Experian PLC	514,020	20,732,455
Flutter Entertainment PLC *	99,308	18,397,691
Glencore PLC	5,785,689	33,664,380
GSK PLC	2,296,533	47,645,966
Haleon PLC	3,835,517	16,198,691
Halma PLC	209,798	5,749,900
Hargreaves Lansdown PLC	203,808	2,059,548
Hikma Pharmaceuticals PLC	91,392	2,194,374
HSBC Holdings PLC	10,727,685	92,987,046
Imperial Brands PLC	471,062	10,763,837
Informa PLC	795,529	7,875,647
InterContinental Hotels Group PLC	92,752	9,046,468
Intertek Group PLC	89,185	5,489,027
J Sainsbury PLC	919,672	3,016,687
JD Sports Fashion PLC	1,532,604	2,194,190
Kingfisher PLC	1,062,737	3,273,574
Land Securities Group PLC	399,110	3,225,630
Legal & General Group PLC	3,432,951	10,077,426
Lloyds Banking Group PLC	35,569,462	22,955,914
London Stock Exchange Group PLC	232,459	25,626,298
M&G PLC	1,218,103	3,049,554
Melrose Industries PLC	749,361	5,887,227
Mondi PLC	241,997	4,593,264
National Grid PLC	2,073,642	27,200,282
NatWest Group PLC	3,184,425	12,019,234
Next PLC	68,106	7,638,631
NMC Health PLC *(b)	48,950	0
Ocado Group PLC *	314,286	1,376,014
Pearson PLC	343,212	4,164,476
Persimmon PLC	181,686	2,942,046
Phoenix Group Holdings PLC	408,826	2,490,038
Prudential PLC	1,531,681	13,321,562
Reckitt Benckiser Group PLC	396,484	22,166,232
RELX PLC	1,055,004	43,346,815
Rentokil Initial PLC	1,399,372	7,063,992
Rio Tinto PLC	631,853	42,751,632
Rolls-Royce Holdings PLC *	4,689,801	24,049,412
Sage Group PLC	574,377	8,328,982
Schroders PLC	530,247	2,324,646
Segro PLC	735,136	7,732,250
Severn Trent PLC	150,112	4,627,093
Shell PLC	3,636,696	129,279,438
Smith & Nephew PLC	486,076	5,889,125
Smiths Group PLC	190,010	3,830,593
Spirax-Sarco Engineering PLC	42,016	4,623,332
SSE PLC	610,979	12,700,050
St. James's Place PLC	305,834	1,654,958
SECURITY	NUMBER OF SHARES	VALUE ($)
Standard Chartered PLC	1,268,684	10,899,947
Taylor Wimpey PLC	1,957,217	3,207,140
Tesco PLC	3,966,584	14,644,899
Unilever PLC	1,394,061	72,115,900
United Utilities Group PLC	389,909	5,082,531
Vodafone Group PLC	12,891,990	10,871,833
Whitbread PLC	102,706	4,047,929
Wise PLC, Class A *	340,431	3,271,693
WPP PLC	601,945	6,033,393
		1,390,216,561
Total Common Stocks (Cost $6,284,107,538)		9,071,617,929

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Bayerische Motoren Werke AG	34,682	3,563,634
Dr Ing hc F Porsche AG	63,211	5,627,450
Henkel AG & Co. KGaA	100,368	7,973,409
Porsche Automobil Holding SE	85,413	4,351,919
Sartorius AG	14,563	4,353,697
Volkswagen AG	114,555	14,033,572
		39,903,681
Total Preferred Stocks (Cost $40,568,855)		39,903,681

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)(d)	62,071,528	62,071,528
Total Short-Term Investments (Cost $62,071,528)		62,071,528
Total Investments in Securities (Cost $6,386,747,921)		9,173,593,138

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/21/24	796	90,246,500	(1,657,151)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $56,674,881.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$3,894,173,370	$—	$3,894,173,370
Belgium	2,385,097	84,084,951	—	86,470,048
Denmark	273,531	338,801,099	—	339,074,630
Finland	2,282,272	89,479,312	—	91,761,584
Hong Kong	5,394,358	170,655,006	—	176,049,364
Israel	30,766,426	34,058,845	—	64,825,271
Japan	2,193,383	2,097,962,412	—	2,100,155,795
Netherlands	17,836,563	435,039,767	—	452,876,330
New Zealand	11,974,819	5,471,722	—	17,446,541
Norway	4,070,544	48,708,230	—	52,778,774
Singapore	16,806,630	110,526,896	—	127,333,526
Sweden	2,846,050	275,610,085	—	278,456,135
United Kingdom	4,593,264	1,385,623,297	0 *	1,390,216,561
Preferred Stocks[1]	—	39,903,681	—	39,903,681
Short-Term Investments[1]	62,071,528	—	—	62,071,528
Liabilities
Futures Contracts[2]	(1,657,151)	—	—	(1,657,151)
Total	$161,837,314	$9,010,098,673	$0	$9,171,935,987

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,386,747,921) including securities on loan of $56,674,881		$9,173,593,138
Cash		36,428,125
Foreign currency, at value (cost $14,605,668)		14,557,655
Deposit with broker for futures contracts		7,618,965
Receivables:
Dividends		36,390,219
Foreign tax reclaims		23,941,153
Fund shares sold		4,273,671
Income from securities on loan	+	94,246
Total assets		9,296,897,172

Liabilities
Collateral held for securities on loan		62,071,528
Payables:
Investments bought		24,816,869
Fund shares redeemed		6,953,512
Variation margin on futures contracts		1,233,687
Investment adviser fees	+	456,391
Total liabilities		95,531,987
Net assets		$9,201,365,185

Net Assets by Source
Capital received from investors		$7,383,451,701
Total distributable earnings	+	1,817,913,484
Net assets		$9,201,365,185

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,201,365,185		398,281,283		$23.10

See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $15,221,312)		$132,529,244
Other interest		263,262
Securities on loan, net	+	145,445
Total investment income		132,937,951

Expenses
Investment adviser fees		2,651,901
Professional fees	+	19,118 [1]
Total expenses		2,671,019
Expense reduction	–	19,118 [1]
Net expenses	–	2,651,901
Net investment income		130,286,050

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(68,632,986)
Net realized gains on futures contracts		8,086,875
Net realized losses on foreign currency transactions	+	(62,073)
Net realized losses		(60,608,184)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,280,050,330
Net change in unrealized appreciation (depreciation) on futures contracts		208,246
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(676,843)
Net change in unrealized appreciation (depreciation)	+	1,279,581,733
Net realized and unrealized gains		1,218,973,549
Increase in net assets resulting from operations		$1,349,259,599

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$130,286,050	$253,165,280
Net realized losses		(60,608,184)	(324,397,418)
Net change in unrealized appreciation (depreciation)	+	1,279,581,733	1,142,537,840
Increase in net assets resulting from operations		$1,349,259,599	$1,071,305,702

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($284,048,299 )	($210,690,877 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		40,844,352	$926,278,473	103,868,172	$2,222,077,962
Shares reinvested		9,247,190	203,253,237	7,715,248	151,373,159
Shares redeemed	+	(41,838,932)	(945,851,672)	(113,838,437)	(2,408,660,480)
Net transactions in fund shares		8,252,610	$183,680,038	(2,255,017)	($35,209,359 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		390,028,673	$7,952,473,847	392,283,690	$7,127,068,381
Total increase (decrease)	+	8,252,610	1,248,891,338	(2,255,017)	825,405,466
End of period		398,281,283	$9,201,365,185	390,028,673	$7,952,473,847
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout

SCHWAB INVESTMENTS
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab S&P 500 Index Fund’s goal is to track the total return of the S&P 500 Index.

The Schwab 1000 Index Fund’s goal is to match the total return of the Schwab 1000 Index.

The Schwab Small-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. Stocks.

The Schwab Total Stock Market Index Fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

1. Business Structure of the Funds (continued):

The Schwab U.S. Large-Cap Growth Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.

The Schwab U.S. Large-Cap Value Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.

The Schwab U.S. Mid-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.

The Schwab International Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.  The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2024, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2024, if any, are disclosed within each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab International Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included within net realized gains (losses) on sales of securities within the Schwab International Index Fund’s Statement of Operations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2024, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and each trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed within each fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2024, if any, are reflected within each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts, Global Depositary Receipts (GDRs) and European Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Non-Diversification Risk. To the extent that a fund becomes non-diversified as necessary to approximate the composition of its respective index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and each trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.3%	1.2%	3.4%	— %	1.5%
Schwab MarketTrack Balanced Portfolio	0.1%	0.4%	1.4%	— %	0.6%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.1%	0.3%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.2%	1.0%	3.0%	— %	1.2%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2020 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2025 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2030 Fund	0.2%	— %	— %	1.0%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.7%	— %
Schwab Target 2040 Fund	0.2%	— %	— %	1.4%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.3%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims withheld in the future.
For the period ended April 30, 2024, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $19,118, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended April 30, 2024, Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of April 30, 2024, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $35,910.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
officers The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$127,203,038	$111,644,837	($18,418,900 )
Schwab 1000 Index Fund	26,734,890	15,122,882	(2,061,699)
Schwab Small-Cap Index Fund	12,987,000	32,891,527	(4,622,990)
Schwab Total Stock Market Index Fund	104,893,274	17,561,641	(29,994,370)
Schwab U.S. Large-Cap Growth Index Fund	11,291,494	1,078,081	(257,174)
Schwab U.S. Large-Cap Value Index Fund	2,390,500	1,981,124	9,066
Schwab U.S. Mid-Cap Index Fund	2,140,335	6,649,493	(1,469,836)
Schwab International Index Fund	112,788	49,507,742	(3,777,362)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
As of April 30, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Small-Cap Index Fund
Futures Contracts[1]	$159,016	$159,016
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	42,835	42,835

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab S&P 500 Index Fund
Futures Contracts[1]	($1,359,958 )	($1,359,958 )
Schwab 1000 Index Fund
Futures Contracts[1]	(1,245,549)	(1,245,549)
Schwab Total Stock Market Index Fund
Futures Contracts[1]	(1,645,219)	(1,645,219)
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(38,433)	(38,433)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(33,305)	(33,305)
Schwab International Index Fund
Futures Contracts[1]	(1,657,151)	(1,657,151)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$48,313,617	$48,313,617
Schwab 1000 Index Fund
Futures Contracts[1]	7,742,689	7,742,689
Schwab Small-Cap Index Fund
Futures Contracts[1]	1,817,554	1,817,554
Schwab Total Stock Market Index Fund
Futures Contracts[1]	16,256,342	16,256,342
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	1,291,058	1,291,058
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	500,970	500,970
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	1,150,615	1,150,615
Schwab International Index Fund
Futures Contracts[1]	8,086,875	8,086,875

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$4,442,430	$4,442,430
Schwab 1000 Index Fund
Futures Contracts[1]	1,979,523	1,979,523
Schwab Small-Cap Index Fund
Futures Contracts[1]	923,370	923,370
Schwab Total Stock Market Index Fund
Futures Contracts[1]	1,152,367	1,152,367
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	119,989	119,989
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(38,226)	(38,226)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(53,199)	(53,199)
Schwab International Index Fund
Futures Contracts[1]	208,246	208,246

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
During the period ended April 30, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$308,621,904	1,280
Schwab 1000 Index Fund	67,017,311	280
Schwab Small-Cap Index Fund	25,757,151	260
Schwab Total Stock Market Index Fund	90,062,054	458
Schwab U.S. Large-Cap Growth Index Fund	7,935,675	33
Schwab U.S. Large-Cap Value Index Fund	3,086,766	13
Schwab U.S. Mid-Cap Index Fund	5,507,683	20
Schwab International Index Fund	76,226,526	689

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$4,578,267,576	$511,461,176
Schwab 1000 Index Fund	187,878,936	94,593,001
Schwab Small-Cap Index Fund	258,143,151	310,640,672
Schwab Total Stock Market Index Fund	974,308,274	97,318,115
Schwab U.S. Large-Cap Growth Index Fund	560,195,249	30,892,144
Schwab U.S. Large-Cap Value Index Fund	62,720,498	54,938,504
Schwab U.S. Mid-Cap Index Fund	154,323,919	39,906,532
Schwab International Index Fund	455,657,623	435,939,411
During the period ended April 30, 2024, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$59,907,335
Schwab Small-Cap Index Fund	—	4,481,718
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended April 30, 2024, are disclosed in the funds’ Statements of Operations, if any.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

 9. Federal Income Taxes:
As of April 30, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$38,368,731,524	$51,046,501,171	($1,453,851,939 )	$49,592,649,232
Schwab 1000 Index Fund	3,477,801,123	12,102,307,124	(175,061,576)	11,927,245,548
Schwab Small-Cap Index Fund	4,568,390,340	1,925,396,734	(809,765,080)	1,115,631,654
Schwab Total Stock Market Index Fund	10,936,844,270	11,839,310,322	(598,819,833)	11,240,490,489
Schwab U.S. Large-Cap Growth Index Fund	1,613,904,104	603,683,125	(14,364,335)	589,318,790
Schwab U.S. Large-Cap Value Index Fund	567,435,044	149,270,257	(19,910,349)	129,359,908
Schwab U.S. Mid-Cap Index Fund	1,182,002,302	296,512,581	(82,306,801)	214,205,780
Schwab International Index Fund	6,774,435,648	2,704,377,677	(306,877,338)	2,397,500,339
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$268,609,359
Schwab 1000 Index Fund	106,818,293
Schwab Small-Cap Index Fund	134,895,627
Schwab Total Stock Market Index Fund	109,439,609
Schwab U.S. Large-Cap Growth Index Fund	38,407,381
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	11,482,459
Schwab International Index Fund	560,508,636
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2024. The tax basis components of distributions paid during the fiscal year ended October 31, 2023 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$999,828,367	$—
Schwab 1000 Index Fund	187,210,509	—
Schwab Small-Cap Index Fund	67,319,807	—
Schwab Total Stock Market Index Fund	253,821,250	—
Schwab U.S. Large-Cap Growth Index Fund	8,433,385	—
Schwab U.S. Large-Cap Value Index Fund	13,415,952	794,933
Schwab U.S. Mid-Cap Index Fund	13,525,251	782,797
Schwab International Index Fund	210,690,877	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
As of October 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2023, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index  An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Equity Index Funds | Semiannual Report

Notes

Notes

Notes

Schwab Equity Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13562-28
00299606

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included as part of the report to shareholders filed under Item 1 of this Form.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	June 17, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer

Date:	June 17, 2024